                                             REGISTRATION NOS. 33-47859/811-6667

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

                             Pre-Effective Amendment No.                   / /
                             ---------------------------

                            Post-Effective Amendment No. 9                 /X/
                            ------------------------------

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /X/

                                   Amendment No. 12                        /X/
                                   ----------------
                          (Check appropriate box or boxes.)

                              SAFECO MANAGED BOND TRUST
                              -------------------------
                  (Exact Name of Registrant as Specified in Charter)

                     SAFECO Plaza, Seattle, Washington      98185
                     --------------------------------------------
                 (Address of Principal Executive Offices)   ZIP Code

         Registrant's Telephone Number, including Area Code    (206) 545-5269
         --------------------------------------------------------------------
                        Name and Address of Agent for Service
                        -------------------------------------

                                    DAVID F. HILL
                                     SAFECO Plaza
                              Seattle, Washington  98185

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective
      immediately upon filing pursuant to paragraph (b)
-----
  x   on April 30, 1998 pursuant to paragraph (b)
-----    --------------
      60 days after filing pursuant to paragraph (a)(1)
-----
      on April 30, 1998 pursuant to paragraph (a)(1)
-----
      75 days after filing pursuant to paragraph (a)(2)
-----
      on                 pursuant to paragraph (a)(2) of Rule 485
-----    ---------------

If appropriate, check the following box:

  / /This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              SAFECO MANAGED BOND TRUST
                          Contents of Registration Statement

This registration statement consists of the following papers and documents:

- Cover Sheet

- Contents of Registration Statement

- Cross Reference Sheets


- No-Load Class Shares of:


     SAFECO Intermediate-Term U.S. Treasury Fund
     SAFECO GNMA Fund
     SAFECO High-Yield Bond Fund
     SAFECO Managed Bond Fund


     SAFECO Intermediate-Term Municipal Bond Fund
     SAFECO Insured Municipal Bond Fund
     SAFECO Municipal Bond Fund
     SAFECO California Tax-Free Income Fund
     SAFECO Washington State Municipal Bond Fund
     SAFECO Money Market Fund
     SAFECO Tax-Free Money Market Fund


  -------------------------------------------
  PART A - Prospectus
  PART B - Statement of Additional Information

- Advisor Class A and Advisor Class B Shares of:

    SAFECO Growth Fund
    SAFECO Equity Fund
    SAFECO Income Fund
    SAFECO Northwest Fund
    SAFECO Balanced Fund
    SAFECO International Stock Fund
    SAFECO Small Company Stock Fund
    SAFECO U.S. Value Fund
    SAFECO Intermediate-Term U.S. Treasury Fund
    SAFECO High-Yield Bond Fund
    SAFECO Managed Bond Fund

    SAFECO Municipal Bond Fund

    SAFECO California Tax-Free Income Fund
    SAFECO Washington State Municipal Bond Fund
    SAFECO Money Market Fund
-------------------------------------------
PART A - Prospectus

PART B - Statement of Additional Information


- PART C - Other Information

- Signature Page

- Exhibits



This filing is made to update the Registration Statement of SAFECO Managed Bond Trust. No changes are hereby made to the Prospectuses and Statements of Additional Information relating to the SAFECO Common Stock Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Taxable Bond Trust and SAFECO Money Market Trust.



                              SAFECO MANAGED BOND TRUST
                               SAFECO Managed Bond Fund

                              SAFECO TAXABLE BOND TRUST
                     SAFECO Intermediate-Term U.S. Treasury Fund
                                   SAFECO GNMA Fund
                             SAFECO High-Yield Bond Fund


                             SAFECO TAX-EXEMPT BOND TRUST
                     SAFECO Intermediate-Term Municipal Bond Fund
                          SAFECO Insured Municipal Bond Fund
                             SAFECO Municipal Bond Fund
                       SAFECO California Tax-Free Income Fund
                    SAFECO Washington State Municipal Bond Fund

                             SAFECO MONEY MARKET TRUST
                              SAFECO Money Market Fund
                         SAFECO Tax-Free Money Market Fund

                                No-Load Class Shares

                          Form N-1A Cross Reference Sheet


                                        Part A


Item No.                             Location in Prospectus

Item 1.  Cover Page                  Cover page

Item 2.  Synopsis                    Introduction to the Trusts and the Funds;
                                     Expenses

Item 3.  Condensed Financial
         Information                 Financial Highlights; Performance
                                     Information

Item 4.  General Description of      Introduction to the Trusts
         Registrant                  and the Funds; Each Fund's Investment
                                     Objective and Policies; Information about
                                     Share Ownership and Companies that Provide
                                     Services to the Trusts; Risk Factors;
                                     Description of Stocks, Bonds and
                                     Convertible Securities; Description of
                                     Ratings


Item 5.  Management of the Trusts    Expenses; Portfolio Managers; Information
                                     about Share Ownership and Companies that Provide Services to the Trusts


Item 6.  Capital Stock and           Cover Page; Share Price Calculation;
         Other Securities            Fund Distributions and How They Are
                                     Taxed; Information About Share
                                     Ownership and Companies that Provide
                                     Services to the Trusts; Persons Controlling
                                     Certain Funds


Item 7.  Purchase of Securities      How to Purchase Shares; How to
         Being Offered               Exchange Shares From One Fund to
                                     Another; How to Systematically
                                     Purchase or Redeem Shares; Telephone
                                     Transactions; Transactions Over the
                                     Internet; Transactions Through
                                     Registered Investment Advisers; Share
                                     Price Calculation; Information about Share
                                     Ownership and Companies That Provide
                                     Services to the Trusts; Tax-Deferred
                                     Retirement Plans; Share Price Calculation;
                                     Account Statements

Item 8.  Redemption or Repurchase    How to Redeem Shares; How to Exchange
                                     Shares From One Fund to Another; How to
                                     Systematically Purchase or Redeem Shares;
                                     Account Changes and Signature Requirements;
                                     Account Statements; Telephone Transactions;
                                     Transactions Over the Internet;
                                     Transactions Through Registered Investment
                                     Advisers


Item 9.  Pending Legal Proceedings   Not applicable

                             SAFECO COMMON STOCK TRUST
                                 SAFECO Growth Fund
                                 SAFECO Equity Fund
                                 SAFECO Income Fund
                               SAFECO Northwest Fund
                          SAFECO International Stock Fund
                                SAFECO Balanced Fund
                          SAFECO Small Company Stock Fund
                               SAFECO U.S. Value Fund

                             SAFECO TAXABLE BOND TRUST
                    SAFECO Intermediate-Term U.S. Treasury Fund
                                  SAFECO GNMA Fund
                            SAFECO High-Yield Bond Fund

                             SAFECO MANAGED BOND TRUST
                              SAFECO Managed Bond Fund


                            SAFECO TAX-EXEMPT BOND TRUST
                   SAFECO Intermediate-Term Municipal Bond Fund
                         SAFECO Insured Municipal Bond Fund
                             SAFECO Municipal Bond Fund
                       SAFECO California Tax-Free Income Fund
                    SAFECO Washington State Municipal Bond Fund

                             SAFECO MONEY MARKET TRUST
                              SAFECO Money Market Fund
                         SAFECO Tax-Free Money Market Fund

                                 No-Load Class Shares

                           Form N-1A Cross Reference Sheet



                                        Part B

                                     Location in Statement of
Item No.                             Additional Information

Item 10. Cover Page                  Cover page

Item 11. Table of Contents           Table of Contents

Item 12. General Information         Not applicable
         and History


Item 13. Investment Objectives and   Investment Policies of the
         Policies                    Stock Funds; Investment
                                     Policies of the Taxable Bond

                                     Funds; Investment Policies of
                                     the Managed Bond Fund;
                                     Investment Policies of the
                                     Tax-Exempt Bond Funds;
                                     Investment Policies of the
                                     Money Market Funds; Additional
                                     Investment Information; Special
                                     Risks of Below Investment Grade
                                     Bonds; Special Risks of Foreign
                                     Investment and Foreign Currency
                                     Transactions; Description of Ratings


Item 14. Management of the Trusts    Trustees and Officers

Item 15. Control Persons             Principal Shareholders of Certain Funds
         and Principal Holders
         of Securities

Item 16. Investment Advisory         Investment Advisory and Other
         and Other Services          Services

Item 17. Brokerage Allocation        Brokerage Practices
         and Other Practices

Item 18. Capital Stock and Other     Additional Information on Calculation
         Securities                  of Net Asset Value Per Share

Item 19. Purchase, Redemption and    Additional Information on Calculation of
         Pricing of Securities       Net Asset Value Per Share; Redemption in
         Being Offered               Kind

Item 20. Tax Status                  Additional Tax Information

Item 21. Underwriters                Investment Advisory and
                                     Other Services

Item 22. Calculation of              Additional Performance Information
         Performance Data

Item 23. Financial Statements        Financial Statements



                             SAFECO COMMON STOCK TRUST
                                 SAFECO Growth Fund
                                 SAFECO Equity Fund
                                 SAFECO Income Fund
                               SAFECO Northwest Fund
                                SAFECO Balanced Fund
                          SAFECO International Stock Fund
                          SAFECO Small Company Stock Fund

                               SAFECO U.S. Value Fund

                             SAFECO TAXABLE BOND TRUST
                    SAFECO Intermediate-Term U.S. Treasury Fund
                            SAFECO High-Yield Bond Fund

                             SAFECO MANAGED BOND TRUST
                              SAFECO Managed Bond Fund

                            SAFECO TAX-EXEMPT BOND TRUST
                             SAFECO Municipal Bond Fund
                       SAFECO California Tax-Free Income Fund
                    SAFECO Washington State Municipal Bond Fund

                             SAFECO MONEY MARKET TRUST
                              SAFECO Money Market Fund

                     Advisor Class A and Advisor Class B Shares

                          Form N-1A Cross Reference Sheet

                                        Part A

Item No.                           Location in Prospectus

Item 1.  Cover Page                Cover page

Item 2.  Synopsis                  Introduction to the Trusts and the Funds;
                                   Expenses

Item 3.  Condensed Financial       Financial Highlights; Performance
         Information               Information

Item 4.  General Description of    Introduction to the Trusts and the Funds;
         Registrant                Each Fund's Investment Objective and
                                   Policies; Risk Factors; Information
                                   About Share Ownership and Companies
                                   that Provide Services to the Trusts; Risk
                                   Factors; Description of Stocks, Bonds and
                                   Convertible Securities; Ratings Supplement

Item 5.  Management of the Trusts  Expenses; Sub-Adviser Information for the
                                   International Fund; Information About Share
                                   Ownership and Companies that Provide
                                   Services to the Trusts; Portfolio Managers

Item 6.  Capital Stock and Other   Cover Page; Share Price Calculation;
         Securities                Information About Share Ownership and

                                   Companies That Provide Services to the
                                   Trusts; Fund Distributions and How They Are
                                   Taxed; Persons Controlling Certain Funds

Item 7.  Purchase of Securities    How to Purchase Shares; How to Systematically
         Being Offered             Purchase or Redeem Shares; Telephone
                                   Transactions; Distribution Plans; Share Price
                                   Calculation; How to Exchange Shares from
                                   One Fund to Another; Tax-Deferred Retirement
                                   Plans; Transactions Through Registered
                                   Investment Advisors; Account Statements

Item 8.  Redemption or Repurchase  How to Redeem Shares; How to Systematically
                                   Purchase or Redeem Shares; Telephone
                                   Transactions; Account Statements; Account
                                   Changes and Signature Requirements; How to
                                   Exchange Shares from One Fund to Another;
                                   Transactions Through Registered Investment
                                   Advisors

Item 9.  Pending Legal Proceedings Not applicable


                                   Part B

                                   Location in Statement
Item No.                           of Additional Information

Item 10. Cover Page                Cover page

Item 11. Table of Contents         Table of Contents

Item 12. General Information       Not applicable
         and History


Item 13. Investment Objectives     Investment Policies of the
         and Policies              Stock Funds; Investment
                                   Policies of the Taxable Bond
                                   Funds; Investment Policies of
                                   the Managed Bond Fund;
                                   Investment Policies of the
                                   Tax-Exempt Bond Funds;
                                   Investment Policies of the
                                   Money Market Fund; Additional
                                   Investment Information;
                                   Special Risks of Below
                                   Investment Grade Bonds; Special Risks
                                   of Foreign Investment and Foreign
                                   Currency Transactions; Description
                                   of Commercial Paper and Preferred

                                   Stock Ratings

Item 14. Management of the Trusts  Trustees and Officers

Item 15. Control Persons           Principal Shareholders of Certain Funds
         and Principal Holders
         of Securities

Item 16. Investment Advisory       Investment Advisory and Other Services
         and Other Services

Item 17. Brokerage Allocation      Brokerage Practices
         and Other Practices

Item 18. Capital Stock and Other   Additional Information on Calculation of
         Securities                Net Asset Value Per Share

Item 19. Purchase, Redemption      Additional Information on Calculation of
         and Pricing of            Net Asset Value Per Share; Redemption in
         Securities Being Offered  Kind

Item 20. Tax Status                Additional Tax Information

Item 21. Underwriters              Investment Advisory and Other Services

Item 22. Calculation of            Additional Performance Information
         Performance Data

Item 23. Financial Statements      Financial Statements

Part C
------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
SAFECO GNMA FUND
SAFECO HIGH-YIELD BOND FUND
SAFECO MANAGED BOND FUND
SAFECO CALIFORNIA TAX-FREE INCOME FUND
SAFECO MUNICIPAL BOND FUND
SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
SAFECO INSURED MUNICIPAL BOND FUND
SAFECO MONEY MARKET FUND
SAFECO TAX-FREE MONEY MARKET FUND


NO-LOAD CLASS                                                     April 30, 1998

Each Fund named above is a series of one of the following trusts (each a "Trust"): the SAFECO Taxable Bond Trust ("Taxable Bond Trust"), the SAFECO Managed Bond Trust ("Managed Bond Trust"), the SAFECO Tax-Exempt Bond Trust ("Tax-Exempt Bond Trust"), and the SAFECO Money Market Trust ("Money Market Trust").


This Prospectus sets forth the information a prospective investor should know before investing. Please read and retain the Prospectus for future reference. A Statement of Additional Information, dated April 30, 1998, and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling one of the numbers listed below. The Statement of Additional Information and other information about the Funds are also available on the Securities and Exchange Commission Web site (http://www.sec.gov). The Statement of Additional Information contains more information about many topics in this Prospectus as well as information about the trustees and officers of the Trusts.


For additional assistance, please call or write:


                           NATIONWIDE 1-800-624-5711
            DEAF AND HARD OF HEARING TTY/TDD SERVICE 1-800-438-8718


                              SAFECO MUTUAL FUNDS
                              NO-LOAD CLASS SHARES
                                 P.O. BOX 34890
                             SEATTLE, WA 98124-1890

                     ALL TELEPHONE CALLS ARE TAPE-RECORDED
                              FOR YOUR PROTECTION.
---------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
---------------------------------------------------------

                                    -- 1 --

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE U.S. GOVERNMENT OR ANY BANK, NOR ARE FUND SHARES FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND FUND SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET OR TAX-FREE MONEY MARKET FUNDS WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

THE CALIFORNIA FUND IS OFFERED FOR SALE ONLY TO RESIDENTS IN THE STATES OF ARIZONA, NEVADA, OREGON, AND CALIFORNIA. THE WASHINGTON FUND IS OFFERED FOR SALE ONLY TO RESIDENTS IN THE STATES OF WASHINGTON, CALIFORNIA, AND ARIZONA. THESE FUNDS ARE NOT PERMITTED TO OFFER OR SELL SHARES TO RESIDENTS OF OTHER STATES.

---------------------------------------------------------

                                    -- 2 --

SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND ("Intermediate Treasury Fund") has as its investment objective to provide as high a level of current income as is consistent with the preservation of capital. During normal market conditions, the Fund will invest at least 65% of its total assets in direct obligations of the U.S. Treasury.

SAFECO GNMA FUND ("GNMA Fund") has as its investment objective to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. Government securities. During normal market conditions, the Fund will invest at least 65% of its total assets in Government National Mortgage Association ("GNMA") mortgage-backed securities.

SAFECO HIGH-YIELD BOND FUND ("High-Yield Bond Fund") has as its investment objective to provide a high level of current interest income through the purchase of high-yield, fixed-income securities. During normal market conditions, the Fund will invest at least 65% of its total assets in high-yield, fixed-income securities.

SAFECO MANAGED BOND FUND ("Managed Bond Fund") has as its investment objective to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment grade debt securities.

SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND ("Intermediate Municipal Fund"), SAFECO INSURED MUNICIPAL BOND FUND ("Insured Bond Fund") (FUND SHARES ARE NOT INSURED -- SEE "EACH FUND'S INVESTMENT OBJECTIVE AND POLICIES" FOR THE NATURE AND LIMITATIONS OF INSURANCE) and SAFECO WASHINGTON STATE MUNICIPAL BOND FUND ("Washington Fund") each has as its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.

SAFECO MUNICIPAL BOND FUND ("Municipal Fund") has as its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.

SAFECO CALIFORNIA TAX-FREE INCOME FUND ("California Fund") has as its investment objective to provide as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

                                    -- 3 --

SAFECO MONEY MARKET FUND ("Money Fund") has as its investment objective to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in thirteen months or less.

SAFECO TAX-FREE MONEY MARKET FUND ("Tax-Free Money Fund") has as its investment objective to provide as high a level of current income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and preservation of capital.

There is no assurance that a Fund will achieve its investment objective.

                                    -- 4 --

TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Introduction to the Trusts and the Funds                                      6
Expenses                                                                      8
Financial Highlights                                                         10
Each Fund's Investment Objective and Policies                                22
Risk Factors                                                                 52
Portfolio Managers                                                           58
How to Purchase Shares                                                       60
How to Redeem Shares                                                         64
How to Systematically Purchase or Redeem Shares                              67
How to Exchange Shares from One Fund to Another                              67
Telephone Transactions                                                       70
Transactions Over the Internet                                               71
Transactions Through Registered Investment Advisers                          72
Share Price Calculation                                                      72
Information about Share Ownership and Companies That Provide Services to
  the Trusts                                                                 73
Persons Controlling Certain Funds                                            77
Performance Information                                                      78
Fund Distributions and How They Are Taxed                                    79
Tax-Deferred Retirement Plans                                                82
Account Statements                                                           84
Account Changes and Signature Requirements                                   84
Debt Securities Held by the High-Yield Bond Fund                             85
Description of Ratings                                                       86


                                    -- 5 --

INTRODUCTION TO THE TRUSTS AND THE FUNDS

Each Trust is an open-end management investment company that issues shares representing one or more series. This Prospectus offers shares of the taxable fixed-income, tax-exempt income, and money market Funds listed below. The taxable fixed-income Funds offered are the Intermediate Treasury Fund, the GNMA Fund, the High-Yield Bond Fund, and the Managed Bond Fund. The Intermediate Treasury Fund, the GNMA Fund, and the High-Yield Bond Fund (collectively, the "Bond Funds") are diversified series of the Taxable Bond Trust. The Managed Bond Fund is a diversified series of the Managed Bond Trust.

The tax-exempt income Funds offered are the Intermediate Municipal Fund, the Insured Bond Fund, the Municipal Fund, the California Fund, and the Washington Fund (collectively, the "Tax-Exempt Bond Funds"). Each of the Tax-Exempt Bond Funds is a diversified series of the Tax-Exempt Bond Trust.

This Prospectus also offers the Money Fund and the Tax-Free Money Fund (collectively, the "Money Market Funds"), both of which are diversified series of the Money Market Trust.

THE FUNDS

No-Load Class shares of each Fund listed above are offered through this Prospectus. Each Fund, except the GNMA Fund, Intermediate Municipal Fund, Insured Bond Fund, and Tax-Free Money Fund, also offers other classes of shares.

The No-Load Class of each Fund:

/ / Is 100% no-load; there are no initial or contingent deferred sales charges or Rule 12b-1 fees.

/ / Offers free exchanges as well as easy access to your money through telephone redemptions, wire transfers, and, in the case of the Money Market Funds only, redemption checks.

/ / Has a minimum initial investment of $1,000 for regular accounts, $250 for individual retirement accounts ("IRAs") (except the Tax-Exempt Bond Funds and Tax-Free Money Fund) and accounts established under the Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA").

                                    -- 6 --

RISK FACTORS

There is, of course, no assurance that a Fund will achieve its investment objective. See "Each Fund's Investment Objective and Policies" for more information.

There is a risk that the market value of each Fund's portfolio of securities may decrease and result in a decrease in the value of a shareholder's investment. Because the California and Washington Funds concentrate their investments in geographic regions, they may be subject to special risks. Investors should carefully consider the investment risks of such geographic concentration before purchasing shares of those Funds. The High-Yield Bond Fund is subject to special risks associated with below investment grade securities, sometimes referred to as "junk" bonds, which it will purchase to pursue its investment objective. The principal risk associated with the Money Market Funds is that they may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market Funds' yields will fluctuate with general money market interest rates. Also, the value of each of the Funds, except the Money Market Funds, will normally fluctuate inversely with changes in interest rates. The Money Market Funds will attempt to maintain a stable net asset value of $1.00 per share, but there is no assurance that these Funds will do so.

INVESTMENT ADVISOR

Each Fund is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington, and managed over $4.3 billion in mutual fund assets as of December 31, 1997. SAM has been an adviser to mutual funds and other investment portfolios since 1973, and its predecessors have been such advisers since 1932. See "Information about Share Ownership and Companies That Provide Services to the Trusts" for more information.

                                    -- 7 --

EXPENSES

A.  SHAREHOLDER TRANSACTION EXPENSES FOR THE NO-LOAD CLASS OF EACH FUND

             SALES LOAD
SALES LOAD   IMPOSED ON     CONTINGENT
IMPOSED ON   REINVESTED   DEFERRED SALES    REDEMPTION     EXCHANGE
 PURCHASES    DIVIDENDS       CHARGE           FEES          FEES
-----------  -----------  ---------------  -------------  -----------
      NONE         NONE           NONE            NONE          NONE

SAFECO Services Corporation ("SAFECO Services"), the transfer agent for the Funds, charges a $10 fee to wire redemption proceeds.

B.  ANNUAL OPERATING EXPENSES FOR THE NO-LOAD CLASS OF EACH FUND

    (As a percentage of average net assets)


                                                       RULE                                            TOTAL
                                                       12b-1                  OTHER                  OPERATING
FUND                      MANAGEMENT FEE      +        FEES         +        EXPENSES        =        EXPENSES
------------------------  --------------             ---------             ------------             ------------
Intermediate Treasury            0.55%                 None                      0.37%                    0.92%
GNMA Fund                        0.65%                 None                      0.28%                    0.93%
High-Yield Bond Fund             0.65%                 None                      0.26%                    0.91%
Managed Bond Fund                0.50%                 None                      0.65%                    1.15%
Intermediate Municipal
 Fund                            0.55%                 None                      0.28%                    0.83%
Insured Bond Fund                0.65%                 None                      0.27%                    0.92%
Municipal Fund                   0.42%                 None                      0.09%                    0.51%
California Fund                  0.55%                 None                      0.14%                    0.69%
Washington Fund                  0.65%                 None                      0.36%                    1.01%
Money Fund                       0.50%                 None                      0.28%                    0.78%
Tax-Free Money Fund              0.50%                 None                      0.14%                    0.64%


The amounts shown are based on the actual expenses paid by shareholders of each Fund for the year ended December 31, 1997. See "Information about Share Ownership and Companies That Provide Services to the Trusts" for more information.

                                    -- 8 --

C.  EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment in No-Load Class shares assuming a 5% annual return. The example also assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in "Annual Operating Expenses" above remain the same in the years shown.

FUND                                       1 YEAR      3 YEARS     5 YEARS    10 YEARS
----------------------------------------  ---------   ---------   ---------   ---------
Intermediate Treasury Fund                    $  9        $ 29        $ 51        $113
GNMA Fund                                     $ 10        $ 30        $ 52        $115
High-Yield Bond Fund                          $  9        $ 29        $ 50        $112
Managed Bond Fund                             $ 12        $ 37        $ 63        $140
Intermediate Municipal Fund                   $  8        $ 26        $ 46        $103
Insured Bond Fund                             $  9        $ 29        $ 51        $113
Municipal Fund                                $  5        $ 16        $ 29        $ 64
California Fund                               $  7        $ 22        $ 38        $ 86
Washington Fund                               $ 10        $ 32        $ 56        $124
Money Fund                                    $  8        $ 25        $ 43        $ 97
Tax-Free Money Fund                           $  7        $ 20        $ 36        $ 80

The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the No-Load Class of each Fund would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. A FUND'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF ANY FUND.

                                    -- 9 --

FINANCIAL HIGHLIGHTS

The amounts shown for each Fund in the Financial Highlights tables that follow are based upon a single No-Load Class share outstanding throughout the period indicated. In 1996, the Taxable Bond Trust changed its fiscal year end from September 30 to December 31, and the Money Market and Tax-Exempt Bond Trusts changed their fiscal year ends from March 31 to December 31. The following selected data for the Funds has been derived from financial statements that have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes and other information included in the Trusts' annual reports to shareholders and incorporated by reference in the Statement of Additional Information. A copy of the Statement of Additional Information may be obtained by calling one of the numbers on the first page of this Prospectus.

                                    -- 10 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND

                                                       THREE-
                                           FOR THE      MONTH
                                            YEAR       PERIOD            FOR THE YEAR ENDED SEPTEMBER 30
                                            ENDED       ENDED
                                          DEC. 31,    DEC. 31,
                                            1997        1996        1996        1995        1994        1993
                                          ---------------------------------------------------------------------
Net asset value at beginning of period     $ 10.11     $  10.10    $  10.24    $   9.74    $  10.74    $  10.69
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.58         0.16        0.54        0.55        0.52        0.60
  Net realized and unrealized gain
   (loss) on investments                      0.23         0.01       (0.14)       0.50       (1.00)       0.49
                                          ---------   ---------   ---------   ---------   ---------   ---------
Total from investment operations              0.81         0.17        0.40        1.05       (0.48)       1.09
                                          ---------   ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
  Dividends from net investment income       (0.58)       (0.16)      (0.54)      (0.55)      (0.52)      (0.60)
  Distributions from capital gains              --           --          --          --          --       (0.44)
                                          ---------   ---------   ---------   ---------   ---------   ---------
Total distributions                          (0.58)       (0.16)      (0.54)      (0.55)      (0.52)      (1.04)
                                          ---------   ---------   ---------   ---------   ---------   ---------
Net asset value at end of period           $ 10.34     $  10.11    $  10.10    $  10.24    $   9.74    $  10.74
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------
Total return                                 8.29%        1.68%*      4.00%      11.07%      (4.56%)     10.51%
Net assets at end of period (000's)        $15,698     $ 14,679    $ 14,668    $ 13,774    $ 13,367    $ 14,706
Ratio of expenses to average net assets      0.92%        0.85%**+     1.01%      0.96%       0.90%       0.99%
Ratio of net investment income to
  average net assets                         5.74%        6.30%**     5.30%       5.51%       5.08%       5.52%
Portfolio turnover rate                     82.36%      125.42%**   294.25%     124.90%      75.46%     104.94%

                                                                                            FOR THE
                                                                                          PERIOD FROM
                                                                                            SEPT. 7,
                                                                                              1988
                                                                                            (INITIAL
                                                                                             PUBLIC
                                                                                          OFFERING) TO
                                                                                           SEPT. 30,
                                                        FOR THE YEAR ENDED SEPTEMBER 30
                                            1992        1991        1990        1989          1988

Net asset value at beginning of period     $  10.20    $   9.83    $   9.96    $   9.95       $  9.93
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                        0.72        0.75        0.77        0.77          0.05
  Net realized and unrealized gain
   (loss) on investments                       0.54        0.37       (0.13)       0.01          0.02
                                          ---------   ---------   ---------   ---------   ------------
Total from investment operations               1.26        1.12        0.64        0.78          0.07
                                          ---------   ---------   ---------   ---------   ------------
LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.72)      (0.75)      (0.77)      (0.77)        (0.05)
  Distributions from capital gains            (0.05)         --          --          --            --
                                          ---------   ---------   ---------   ---------   ------------
Total distributions                           (0.77)      (0.75)      (0.77)      (0.77)        (0.05)
                                          ---------   ---------   ---------   ---------   ------------
Net asset value at end of period           $  10.69    $  10.20    $   9.83    $   9.96       $  9.95
                                          ---------   ---------   ---------   ---------   ------------
                                          ---------   ---------   ---------   ---------   ------------
Total return                                 12.78%      11.80%       6.65%       8.20%         0.69%*
Net assets at end of period (000's)        $ 12,205    $  9,458    $  6,916    $  6,249       $ 5,007
Ratio of expenses to average net assets       0.98%       1.00%       1.00%       0.96%         1.06%**
Ratio of net investment income to
  average net assets                          6.89%       7.45%       7.76%       7.82%         7.46%**
Portfolio turnover rate                      37.19%       9.51%      24.71%       4.36%          None

*  Not annualized.
** Annualized.
+ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.07%.

                                    -- 11 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO GNMA FUND

                                            FOR THE      THREE-MONTH
                                           YEAR ENDED    PERIOD ENDED
                                          DECEMBER 31,   DECEMBER 31,          FOR THE YEAR ENDED SEPTEMBER 30
                                              1997           1996         1996        1995        1994        1993
                                          ---------------------------------------------------------------------------
Net asset value at beginning of period        $  9.36        $  9.26     $   9.45    $   9.05    $  10.03    $   9.95
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.60           0.15         0.60        0.60        0.60        0.67
  Net realized and unrealized gain
   (loss) on investments                         0.21           0.10        (0.19)       0.40       (0.98)       0.08
                                          ------------   ------------   ---------   ---------   ---------   ---------
Total from investment operations                 0.81           0.25         0.41        1.00       (0.38)       0.75
                                          ------------   ------------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.60)         (0.15)       (0.60)      (0.60)      (0.60)      (0.67)
                                          ------------   ------------   ---------   ---------   ---------   ---------
Net asset value at end of period              $  9.57        $  9.36     $   9.26    $   9.45    $   9.05    $  10.03
                                          ------------   ------------   ---------   ---------   ---------   ---------
                                          ------------   ------------   ---------   ---------   ---------   ---------
Total return                                    8.97%          2.71%*       4.48%      11.49%      (3.91%)      7.81%
Net assets at end of period (000's)           $38,172        $39,543     $ 39,703    $ 44,055    $ 46,176    $ 62,720
Ratio of expenses to average net assets         0.93%          1.01%**      1.03%       1.01%       0.95%       0.93%
Ratio of net investment income to
  average net assets                            6.40%          6.43%**      6.42%       6.55%       6.26%       6.71%
Portfolio turnover rate                        82.70%         51.06%**     47.75%     131.24%      55.12%      70.96%


                                                       FOR THE YEAR ENDED SEPTEMBER 30
                                            1992        1991        1990        1989        1988

Net asset value at beginning of period     $   9.68    $   9.16    $   9.23    $   9.06    $   9.13
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                        0.73        0.78        0.76        0.81        0.87
  Net realized and unrealized gain
   (loss) on investments                       0.27        0.52       (0.07)       0.17       (0.07)
                                          ---------   ---------   ---------   ---------   ---------
Total from investment operations               1.00        1.30        0.69        0.98        0.80
                                          ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.73)      (0.78)      (0.76)      (0.81)      (0.87)
                                          ---------   ---------   ---------   ---------   ---------
Net asset value at end of period           $   9.95    $   9.68    $   9.16    $   9.23    $   9.06
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Total return                                 10.75%      14.72%       7.77%      11.25%       9.05%
Net assets at end of period (000's)        $ 56,474    $ 42,207    $ 28,587    $ 27,063    $ 27,724
Ratio of expenses to average net assets       0.94%       0.97%       0.99%       1.02%       1.06%
Ratio of net investment income to
  average net assets                          7.49%       8.23%       8.28%       8.83%       9.51%
Portfolio turnover rate                      24.66%      43.80%      90.19%      77.39%     109.53%

*  Not annualized.
** Annualized.

                                    -- 12 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO HIGH-YIELD BOND FUND

                                FOR THE YEAR     THREE-MONTH
                                    ENDED       PERIOD ENDED           FOR THE YEAR ENDED SEPTEMBER 30
                                DECEMBER 31,    DECEMBER 31,
                                    1997            1996          1996        1995        1994        1993
                                -----------------------------------------------------------------------------
Net asset value at beginning
 of period                          $   8.82        $   8.79     $   8.68    $   8.55    $   9.22    $   8.92
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income                 0.77            0.19         0.78        0.79        0.82        0.91
  Net realized and unrealized
   gain (loss) on investments           0.31            0.03         0.11        0.13       (0.67)       0.30
                                -------------   -------------   ---------   ---------   ---------   ---------
Total from investment
 operations                             1.08            0.22         0.89        0.92        0.15        1.21
                                -------------   -------------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS:
  Dividends from net
   investment income                   (0.77)          (0.19)       (0.78)      (0.79)      (0.82)      (0.91)
                                -------------   -------------   ---------   ---------   ---------   ---------
Net asset value at end of
 period                             $   9.13        $   8.82     $   8.79    $   8.68    $   8.55    $   9.22
                                -------------   -------------   ---------   ---------   ---------   ---------
                                -------------   -------------   ---------   ---------   ---------   ---------
Total return                          12.79%           2.50%*      10.79%      11.43%       1.61%      14.29%
Net assets at end of period
 (000's)                            $ 71,058        $ 50,298     $ 47,880    $ 39,178    $ 27,212    $ 28,291
Ratio of expenses to average
 net assets                            0.91%           0.90%**      0.94%       1.01%       1.03%       1.09%
Ratio of net investment income
 to average net assets                 8.58%           8.56%**      8.99%       9.28%       9.26%       9.94%
Portfolio turnover rate               85.06%          35.01%**     92.65%      38.03%      63.02%      50.27%

                                                                                   FOR THE
                                                                                 PERIOD FROM
                                                                                SEPTEMBER 7,
                                                                                1988 (INITIAL
                                                                                   PUBLIC
                                                                                OFFERING) TO
                                                                                SEPTEMBER 30,
                                               FOR THE YEAR ENDED SEPTEMBER 30
                                  1992        1991        1990        1989          1988

Net asset value at beginning
 of period                       $   8.35    $   7.94    $   9.33    $   9.86       $   9.89
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income              0.83        0.93        1.04        1.11           0.07
  Net realized and unrealized
   gain (loss) on investments        0.57        0.41       (1.39)      (0.53)         (0.03)
                                ---------   ---------   ---------   ---------   -------------
Total from investment
 operations                          1.40        1.34       (0.35)       0.58           0.04
                                ---------   ---------   ---------   ---------   -------------
LESS DISTRIBUTIONS:
  Dividends from net
   investment income                (0.83)      (0.93)      (1.04)      (1.11)         (0.07)
                                ---------   ---------   ---------   ---------   -------------
Net asset value at end of
 period                          $   8.92    $   8.35    $   7.94    $   9.33       $   9.86
                                ---------   ---------   ---------   ---------   -------------
                                ---------   ---------   ---------   ---------   -------------
Total return                       17.52%      18.18%      (4.04%)      6.10%          0.37%*
Net assets at end of period
 (000's)                         $ 19,672    $ 11,931    $  7,786    $  9,051       $  5,204
Ratio of expenses to average
 net assets                         1.05%       1.11%       1.15%       1.11%          1.25%**
Ratio of net investment income
 to average net assets              9.66%      11.51%      11.90%      11.52%         10.27%**
Portfolio turnover rate            40.66%      32.46%      18.46%      12.57%           None

*  Not annualized.
** Annualized.

                                    -- 13 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO MANAGED BOND FUND

                                                                       PERIOD FROM
                                                                       FEBRUARY 28,
                                                                           1994
                                                                         (INITIAL
                                                                          PUBLIC
                                                                       OFFERING) TO
                                     FOR THE YEAR ENDED DECEMBER 31    DECEMBER 31,
                                       1997       1996       1995          1994
                                     ---------  ---------  ---------  --------------
Net asset value at beginning of
 period                              $    8.35  $    8.77  $    8.15    $     8.68
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                   0.42       0.41       0.44          0.27
  Net realized and unrealized gain
   (loss) on investments                  0.25      (0.42)      0.94         (0.93)
                                     ---------  ---------  ---------  --------------
Total from investment operations          0.67      (0.01)      1.38         (0.66)
                                     ---------  ---------  ---------  --------------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income                                (0.42)     (0.41)     (0.44)        (0.27)
  Distributions from capital gains          --         --      (0.32)           --
                                     ---------  ---------  ---------  --------------
Total distributions                      (0.42)     (0.41)     (0.76)        (0.27)
                                     ---------  ---------  ---------  --------------
Net asset value at end of period     $    8.60  $    8.35  $    8.77    $     8.15
                                     ---------  ---------  ---------  --------------
                                     ---------  ---------  ---------  --------------
Total return                             8.23%      0.02%     17.35%        (3.01%)*
Net assets at end of period (000's)  $   4,627  $   4,215  $   4,497    $    4,627
Ratio of expenses to average net
 assets                                  1.15%      1.27%      1.16%         1.28%**
Ratio of net investment income to
 average net assets                      4.98%      4.86%      5.14%         3.88%**
Portfolio turnover rate                176.50%    136.29%     78.78%       132.26%**

*  Not annualized.
** Annualized.

                                    -- 14 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND

                                                                                          MARCH 18,
                                                                                             1993
                                                                                           (INITIAL
                             FOR THE      NINE-MONTH                                        PUBLIC
                           YEAR ENDED    PERIOD ENDED         FOR THE YEAR ENDED         OFFERING) TO
                          DECEMBER 31,   DECEMBER 31,              MARCH 31               MARCH 31,
                              1997           1996         1996       1995       1994         1993
                          -------------  -------------  ---------  ---------  ---------  ------------
Net asset value at
 beginning of period        $   10.61      $   10.49    $   10.17  $   10.13  $   10.25   $    10.27
INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income          0.47           0.35         0.45       0.45       0.40         0.02
  Net realized and
   unrealized gain
   (loss) on investments         0.31           0.12         0.32       0.04      (0.12)       (0.02)
                          -------------  -------------  ---------  ---------  ---------  ------------
Total from investment
 operations                      0.78           0.47         0.77       0.49       0.28        (0.00)
                          -------------  -------------  ---------  ---------  ---------  ------------
LESS DISTRIBUTIONS:
  Dividends from net
   investment income            (0.47)         (0.35)       (0.45)     (0.45)     (0.40)       (0.02)
                          -------------  -------------  ---------  ---------  ---------  ------------
Net asset value at end
 of period                  $   10.92      $   10.61    $   10.49  $   10.17  $   10.13   $    10.25
                          -------------  -------------  ---------  ---------  ---------  ------------
                          -------------  -------------  ---------  ---------  ---------  ------------
Total return                    7.50%          4.53%*       7.63%      4.97%      2.64%       -0.04%*
Net assets at end of
 period (000's)           $    13,780    $    14,172    $  14,981  $  13,762  $  10,781  $     2,345
Ratio of expenses to
 average net assets             0.83%          0.89%  **     0.84%     0.85%      0.99%        0.98% **
Ratio of net investment
 income to average net
 assets                         4.37%          4.40%  **     4.29%     4.46%      3.85%        4.25% **
Portfolio turnover rate        10.52%         12.81%  **     9.12%     4.27%      1.49%         None

*  Not annualized.
** Annualized.

                                    -- 15 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO INSURED MUNICIPAL BOND FUND

                       FOR THE YEAR    NINE-MONTH                                     MARCH 18, 1993
                           ENDED      PERIOD ENDED         FOR THE YEAR ENDED         (INITIAL PUBLIC
                       DECEMBER 31,   DECEMBER 31,              MARCH 31               OFFERING) TO
                           1997           1996         1996       1995       1994     MARCH 31, 1993
                       -------------  -------------  ---------  ---------  ---------  ---------------
Net asset value at
 beginning of period     $   10.74      $   10.46    $   10.05  $    9.73  $   10.26     $   10.32
INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment
   income                     0.50           0.37         0.48       0.48       0.41          0.02
  Net realized and
   unrealized gain
   (loss) on
   investments                0.62           0.28         0.41       0.32      (0.53)        (0.06)
                       -------------  -------------  ---------  ---------  ---------       -------
Total from investment
 operations                   1.12           0.65         0.89       0.80      (0.12)        (0.04)
                       -------------  -------------  ---------  ---------  ---------       -------
LESS DISTRIBUTIONS:
  Dividends from net
   investment income         (0.50)         (0.37)       (0.48)     (0.48)     (0.41)        (0.02)
                       -------------  -------------  ---------  ---------  ---------       -------
Net asset value at
 end of period           $   11.36      $   10.74    $   10.46  $   10.05  $    9.73     $   10.26
                       -------------  -------------  ---------  ---------  ---------       -------
                       -------------  -------------  ---------  ---------  ---------       -------
Total return                10.70%          6.31%*       8.95%      8.58%     (1.40%)       (0.43%*)
Net assets at end of
 period (000's)          $  16,516      $  13,187    $  11,758  $   8,163  $   3,306     $   2,106
Ratio of expenses to
 average net assets          0.92%          1.00%**      0.99%      1.08%      1.41%         1.04%**
Ratio of net
 investment income to
 average net assets          4.56%          4.66%**      4.53%      5.11%      3.99%         3.88%**
Portfolio turnover
 rate                       13.02%         14.86%**      3.71%     14.76%     21.19%          None

*  Not annualized.
** Annualized.

                                    -- 16 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO MUNICIPAL BOND FUND

                                          FOR THE YEAR     NINE-MONTH
                                              ENDED       PERIOD ENDED
                                          DECEMBER 31,    DECEMBER 31,             FOR THE YEAR ENDED MARCH 31
                                              1997            1996          1996        1995        1994        1993
                                          -----------------------------------------------------------------------------
Net asset value at beginning of period        $  13.98        $  13.69     $  13.36    $  13.27    $  14.13    $  13.37
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.75            0.57         0.76        0.77        0.78        0.81
  Net realized and unrealized gain
   (loss) on investments                          0.70            0.29         0.33        0.12       (0.55)       0.94
                                          -------------   -------------   ---------   ---------   ---------   ---------
Total from investment operations                  1.45            0.86         1.09        0.89        0.23        1.75
                                          -------------   -------------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.75)          (0.57)       (0.76)      (0.77)      (0.78)      (0.81)
  Distributions from realized gains              (0.16)             --           --       (0.03)      (0.31)      (0.18)
                                          -------------   -------------   ---------   ---------   ---------   ---------
Total distributions                              (0.91)          (0.57)       (0.76)      (0.80)      (1.09)      (0.99)
                                          -------------   -------------   ---------   ---------   ---------   ---------
Net asset value at end of period              $  14.52        $  13.98     $  13.69    $  13.36    $  13.27    $  14.13
                                          -------------   -------------   ---------   ---------   ---------   ---------
                                          -------------   -------------   ---------   ---------   ---------   ---------
Total return                                    10.68%           6.42%*       8.23%       7.10%       1.30%      13.60%
Net assets at end of period (000's)           $502,946        $480,970     $480,643    $472,569    $507,453    $541,515
Ratio of expenses to average net assets          0.51%           0.53%**      0.54%       0.56%       0.52%       0.53%
Ratio of net investment income to
  average net assets                             5.31%           5.53%**      5.47%       5.96%       5.49%       5.91%
Portfolio turnover rate                         13.52%           6.66%**     12.60%      26.96%      22.07%      31.66%


                                                   FOR THE YEAR ENDED MARCH 31
                                            1992        1991        1990        1989

Net asset value at beginning of period     $  12.95    $  12.73    $  12.92    $  12.85
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        0.86        0.86        0.88        0.94
  Net realized and unrealized gain
   (loss) on investments                       0.48        0.26        0.25        0.36
                                          ---------   ---------   ---------   ---------
Total from investment operations               1.34        1.12        1.13        1.30
                                          ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
  Dividends from net investment income        (0.86)      (0.86)      (0.88)      (0.94)
  Distributions from realized gains           (0.06)      (0.04)      (0.44)      (0.29)
                                          ---------   ---------   ---------   ---------
Total distributions                           (0.92)      (0.90)      (1.32)      (0.12)
                                          ---------   ---------   ---------   ---------
Net asset value at end of period           $  13.37    $  12.95    $  12.73    $  12.92
                                          ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------
Total return                                 10.57%       9.13%       9.05%      10.49%
Net assets at end of period (000's)        $427,638    $331,647    $286,303    $231,911
Ratio of expenses to average net assets       0.54%       0.56%       0.57%       0.60%
Ratio of net investment income to
  average net assets                          6.37%       6.68%       6.76%       7.23%
Portfolio turnover rate                      25.18%      38.55%      65.80%      13.56%

*  Not annualized.
** Annualized.

                                    -- 17 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO CALIFORNIA TAX-FREE INCOME FUND

                                          FOR THE YEAR    NINE-MONTH
                                             ENDED       PERIOD ENDED
                                          DECEMBER 31,   DECEMBER 31,            FOR THE YEAR ENDED MARCH 31
                                              1997           1996         1996        1995        1994        1993
                                          ---------------------------------------------------------------------------
Net asset value at beginning of period        $ 12.22        $ 11.86     $  11.54    $  11.51    $  12.23    $  11.60
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                          0.60           0.47         0.62        0.63        0.66        0.68
  Net realized and unrealized gain
   (loss) on investments                         0.76           0.39         0.40        0.13       (0.38)       0.76
                                          ------------   ------------   ---------   ---------   ---------   ---------
Total from investment operations                 1.36           0.86         1.02        0.76        0.28        1.44
                                          ------------   ------------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
  Dividends from net investment income          (0.60)         (0.47)       (0.62)      (0.63)      (0.66)      (0.68)
  Distributions from realized gains             (0.05)         (0.03)       (0.08)      (0.10)      (0.34)      (0.13)
                                          ------------   ------------   ---------   ---------   ---------   ---------
Total distributions                             (0.65)         (0.50)       (0.70)      (0.73)      (1.00)      (0.81)
                                          ------------   ------------   ---------   ---------   ---------   ---------
Net asset value at end of period              $ 12.93        $ 12.22     $  11.86    $  11.54    $  11.51    $  12.23
                                          ------------   ------------   ---------   ---------   ---------   ---------
                                          ------------   ------------   ---------   ---------   ---------   ---------
Total return                                   11.55%          7.42%*       8.87%       7.01%       1.97%      12.88%
Net assets at end of period (000's)           $88,379        $72,084     $ 70,546    $ 64,058    $ 77,056    $ 79,872
Ratio of expenses to average net assets         0.68%          0.69%**      0.68%       0.70%       0.68%       0.66%
Ratio of net investment income to
  average net assets**                          4.88%          5.21%**      5.12%       5.65%       5.31%       5.71%
Portfolio turnover rate**                       9.83%         10.52%**     16.25%      44.10%      32.58%      23.18%


                                                   FOR THE YEAR ENDED MARCH 31
                                            1992        1991        1990        1989

Net asset value at beginning of period     $  11.24    $  11.07    $  11.02    $  10.72
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        0.71        0.71        0.72        0.75
  Net realized and unrealized gain
   (loss) on investments                       0.44        0.23        0.23        0.30
                                          ---------   ---------   ---------   ---------
Total from investment operations               1.15        0.94        0.95        1.05
                                          ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
  Dividends from net investment income        (0.71)      (0.71)      (0.72)      (0.75)
  Distributions from realized gains           (0.08)      (0.06)      (0.18)         --
                                          ---------   ---------   ---------   ---------
Total distributions                           (0.79)      (0.77)      (0.90)      (0.75)
                                          ---------   ---------   ---------   ---------
Net asset value at end of period           $  11.60    $  11.24    $  11.07    $  11.02
                                          ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------
Total return                                 10.43%       8.78%       8.87%      10.09%
Net assets at end of period (000's)        $ 71,480    $ 57,066    $ 47,867    $ 36,930
Ratio of expenses to average net assets       0.67%       0.67%       0.68%       0.71%
Ratio of net investment income to
  average net assets**                        6.13%       6.32%       6.42%       6.86%
Portfolio turnover rate**                    39.35%      22.92%      71.37%      76.95%

*  Not annualized.
** Annualized.

                                    -- 18 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND


                                                                                                                MARCH 18,
                                                                                                                   1993
                                            FOR THE                                                              (INITIAL
                                              YEAR        NINE-MONTH                                              PUBLIC
                                             ENDED       PERIOD ENDED       FOR THE YEAR ENDED MARCH 31,       OFFERING) TO
                                            DECEMBER       DECEMBER                                             MARCH 31,
                                              1997           1996          1996         1995         1994          1993
                                          ------------   ------------   ----------   ----------   ----------   ------------
Net asset value at beginning of period        $ 10.53        $ 10.34      $  10.10     $   9.91     $  10.27       $ 10.32
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                          0.50           0.37          0.50         0.49         0.44          0.02
  Net realized and unrealized gain
   (loss) on investments                         0.42           0.20          0.27         0.19        (0.35)        (0.05)
                                          ------------   ------------   ----------   ----------   ----------   ------------
Total from investment operations                 0.92           0.57          0.77         0.68         0.09         (0.03)
                                          ------------   ------------   ----------   ----------   ----------   ------------
LESS DISTRIBUTIONS
  Dividends from net investment income          (0.50)         (0.37)        (0.50)       (0.49)       (0.44)        (0.02)
  Distributions from realized gains              0.00          (0.01)        (0.03)          --        (0.01)           --
                                          ------------   ------------   ----------   ----------   ----------   ------------
Total distributions                             (0.50)         (0.38)        (0.53)       (0.49)       (0.45)        (0.02)
                                          ------------   ------------   ----------   ----------   ----------   ------------
Net asset value at end of period              $ 10.95        $ 10.53      $  10.34     $  10.10     $   9.91       $ 10.27
                                          ------------   ------------   ----------   ----------   ----------   ------------
                                          ------------   ------------   ----------   ----------   ----------   ------------
Total return                                    8.94%          5.61%*        7.73%        7.13%        0.68%        -0.31%*
Net assets at end of period (000's)           $ 7,288        $ 6,558      $  6,489     $  5,953     $  2,908       $ 2,163
Ratio of expenses to average net assets         1.02%          1.10%**       1.07%        1.09%        1.44%         1.04%**
Ratio of net investment income to
 average net assets                             4.68%          4.78%**       4.78%        5.06%        4.17%         4.47%**
Portfolio turnover rate                        11.67%         15.96%**      20.86%        9.23%       17.26%          None


*  Not annualized.

** Annualized.

                                    -- 19 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO MONEY MARKET FUND

                      FOR THE YEAR    NINE-MONTH
                         ENDED       PERIOD ENDED
                      DECEMBER 31,   DECEMBER 31,                            FOR THE YEAR ENDED MARCH 31
                          1997           1996         1996      1995      1994      1993      1992      1991      1990      1989
                      ------------------------------------------------------------------------------------------------------------
Net asset value at
  begining of period    $   1.00       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net investment
   income                   0.05           0.03         0.05      0.04      0.02      0.03      0.05      0.07      0.08      0.08
                      ------------   ------------   --------  --------  --------  --------  --------  --------  --------  --------
Less distributions
  Dividends from
   investment income       (0.05)         (0.03)       (0.05)    (0.04)    (0.02)    (0.03)    (0.05)    (0.07)    (0.08)    (0.08)
                      ------------   ------------   --------  --------  --------  --------  --------  --------  --------  --------
  Net asset value at
   end of period        $   1.00       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                      ------------   ------------   --------  --------  --------  --------  --------  --------  --------  --------
                      ------------   ------------   --------  --------  --------  --------  --------  --------  --------  --------
Total return               4.93%          3.54%*       5.15%     4.20%     2.48%     2.98%     5.04%     7.60%     8.77%     7.86%
Net assets at end of
  period (000's)        $176,623       $161,356     $165,122  $171,958  $186,312  $144,536  $184,823  $224,065  $225,974  $177,813
Ratio of expenses to
  average net assets       0.78%          0.81%**      0.78%     0.78%     0.79%     0.77%     0.73%     0.70%     0.71%     0.74%
Ratio of net
  investment income
  to average net
  assets                   4.82%          4.66%**      5.04%     4.21%     2.47%     3.02%     5.05%     7.34%     8.45%     7.66%

*  Not Annualized.

** Annualized.


                                    -- 20 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO TAX-FREE MONEY MARKET FUND

                           FOR THE YEAR    NINE-MONTH
                              ENDED       PERIOD ENDED
                           DECEMBER 31,   DECEMBER 31,                        FOR THE YEAR ENDED MARCH 31
                               1997           1996        1996     1995     1994     1993     1992     1991     1990     1989
                           ----------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $  1.00        $  1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income         0.03           0.02         0.03     0.03     0.02     0.03     0.04     0.05     0.06     0.05
LESS DISTRIBUTIONS:
  Dividends from net
   investment income           (0.03)         (0.02)       (0.03)   (0.03)   (0.02)   (0.03)   (0.04)   (0.05)   (0.06)   (0.05)
                           ------------   ------------   -------  -------  -------  -------  -------  -------  -------  -------
Net asset value at end of
  period                     $  1.00        $  1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                           ------------   ------------   -------  -------  -------  -------  -------  -------  -------  -------
                           ------------   ------------   -------  -------  -------  -------  -------  -------  -------  -------
Total return                   3.12%          2.29%*       3.44%    2.84%    1.98%    2.53%    3.94%    5.39%    5.92%    5.27%
Net assets at end of
  period (000's omitted)     $75,437        $73,164      $79,702  $77,320  $94,589  $82,098  $79,849  $60,478  $52,092  $44,623
Ratio of expenses to
  average net assets           0.63%          0.65%**      0.65%    0.64%    0.64%    0.61%    0.62%    0.62%    0.63%    0.63%
Ratio of net investment
  income to average net
  assets                       3.11%          3.03%**      3.40%    2.79%    1.96%    2.48%    3.83%    5.24%    5.75%    5.15%

*  Not Annualized.
** Annualized.

                                    -- 21 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES

The investment objective and investment policies for each Fund are described below. A Trust's Board of Trustees may change a Fund's (except the California Fund's) objective without a shareholder vote, but no such change will be made without prior written notice to shareholders of that Fund (30 days' notice in the case of the Bond Funds and Managed Bond Fund and 60 days' notice in the case of the other Funds). In the event a Fund changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment.

It is the policy of both the Money Fund and Tax-Free Money Fund to seek to maintain a net asset value per share of $1.00.

Each Fund has adopted a number of investment restrictions. If a Fund satisfies a percentage limitation at the time of investment, a later increase or decrease in value, assets or other circumstances will not be considered in determining whether a Fund complies with the applicable policy (except to the extent the change may impact a Fund's borrowing limits). Unless otherwise stated, the investment policies and limitations described below are non-fundamental and may be changed without a shareholder vote.

For a further description of each Fund's investment policies and restrictions, see the "Overview of Investment Policies" section, the applicable "Investment Policies" section and the "Additional Investment Information" section of the Statement of Additional Information.

INVESTMENT POLICIES OF THE BOND FUNDS

INTERMEDIATE TREASURY FUND

The Intermediate Treasury Fund has as its investment objective to provide as high a level of current income as is consistent with the preservation of capital. The Intermediate Treasury Fund will seek to maintain a portfolio of U.S. Treasury obligations with an average dollar weighted maturity of between three and ten years; however, individual obligations held by the Intermediate Treasury Fund may have maturities outside that range.

                                    -- 22 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

To pursue its investment objective, the Intermediate Treasury Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS TOTAL ASSETS IN DIRECT OBLIGATIONS OF THE U.S. TREASURY SUCH AS U.S. TREASURY BILLS, NOTES AND BONDS. The Intermediate Treasury Fund may also invest in stripped securities that are direct obligations of the U.S. Treasury. Direct obligations of the U.S. Treasury are supported by the full faith and credit of the U.S. Government.

2.  WILL INVEST UP TO 35% OF ITS TOTAL ASSETS IN:

    OTHER U.S. GOVERNMENT SECURITIES, including (a) securities supported by the full faith and credit of the U.S. Government but that are not direct obligations of the U.S. Treasury, such as securities issued by GNMA; (b) securities that are not supported by the full faith and credit of the U.S. Government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"); and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority ("TVA"). While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

    CORPORATE DEBT SECURITIES which at the time of purchase are rated in the top three grades (A or higher) by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services, a division of The McGraw Hill Companies, Inc. ("S&P"), or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. In addition to reviewing ratings, SAM will analyze the quality of rated and unrated corporate bonds for purchase by the Fund by evaluating various factors that may include the issuer's capital structure, earnings power and quality of management. See "Description of Ratings."

                                    -- 23 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

3. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN YANKEE SECTOR DEBT SECURITIES, EURODOLLAR BONDS AND MUNICIPAL SECURITIES. See "Additional Investment Information--Bond Funds and Managed Bond Fund" in the Statement of Additional Information for more information about these securities.

GNMA FUND

The investment objective of the GNMA Fund is to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. Government securities.

To pursue its investment objective, the GNMA Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS PORTFOLIO IN MORTGAGE-BACKED SECURITIES ISSUED BY GNMA ("GNMA SECURITIES"). The GNMA securities in which the GNMA Fund will invest represent ownership in a pool of mortgage loans or securities collateralized by pools of mortgage loans. Each mortgage loan in the pool is either insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Once approved by GNMA, the timely payment of principal and interest by each mortgage pool is guaranteed by GNMA. The GNMA guarantee represents a general obligation of the U.S. Treasury.

    GNMA securities in which the GNMA Fund may invest include "modified pass-through" securities or collateralized mortgage obligations ("CMOs"). Modified pass-through securities "pass through" to their holders the scheduled monthly interest and principal payments relating to mortgage loans in the pool. CMOs are securities collateralized by a portfolio of mortgage loans or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof. One type of CMO that the GNMA Fund may purchase is interests in real estate mortgage investment conduits ("REMICs") sponsored by GNMA.

    CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change,

                                    -- 24 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may significantly change. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

    While the market values of particular securities in which the GNMA Fund invests may be volatile, or may become volatile under certain conditions, SAM will seek to manage the Fund so that the volatility of the Fund's portfolio, taken as a whole, is consistent with the Fund's investment objective. Unanticipated interest rate changes and other factors may affect the volatility of securities held by the Fund and the Fund's ability to fully meet its investment objective.

2.  MAY INVEST UP TO 35% OF ITS TOTAL ASSETS IN:


    OTHER U.S. GOVERNMENT SECURITIES, including (a) securities backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills, notes and bonds; (b) securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government but are supported by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA and FHLMC; and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by TVA. While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.


    OTHER COLLATERALIZED MORTGAGE OBLIGATIONS issued by the U.S. Government or one of its agencies or instrumentalities (such as FNMA or FHLMC) or by private issuers which are collateralized by securities issued by the U.S. Government or one of its agencies or instrumentalities (such as FNMA or FHLMC). CMOs are securities collateralized by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments on the CMO is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series that have

                                    -- 25 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   different maturities and that may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof.

    ASSET-BACKED SECURITIES, which represent interests in, or are secured by and payable from, pools of assets such as (but not limited to) consumer loans, automobile receivable securities, credit card receivable securities and installment loan contracts. These securities may be pass-through certificates, which are similar to mortgage-backed securities, or they may be asset-backed commercial paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. There is the risk that one or more of the underlying borrowers may default and that recovery on the repossessed collateral may be unavailable or inadequate to support payments on the defaulted securities. Like mortgage-backed securities, asset-backed securities are subject to prepayment risks, which may reduce the overall return on the investment. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. These securities may be supported by credit enhancements such as letters of credit. The credit quality of these securities depends upon the quality of the underlying assets and the level of credit enhancements, such as letters of credit, provided. There is the risk that one or more of the underlying borrowers may default and that recovery on repossessed collateral may be unavailable or inadequate to support payments on the defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.

    CORPORATE DEBT SECURITIES which are investment grade. Investment grade corporate debt securities are rated in one of the four highest grades assigned by Moody's or S&P or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. Moody's deems securities rated in the fourth category (Baa) to have speculative characteristics. The GNMA Fund may retain a debt security which is downgraded to below investment grade after purchase. In the event that, due to a downgrade of one or more debt securities, an amount in excess of 5% of the Fund's net assets is held in securities rated below investment grade, SAM will engage in an orderly disposition of such

                                    -- 26 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   securities to the extent necessary to ensure that the Fund's holdings of such securities do not exceed 5% of the Fund's net assets. For an explanation of ratings, see "Description of Ratings."

    See "Risk Factors" for more information.

HIGH-YIELD BOND FUND

The High-Yield Bond Fund has as its investment objective to provide a high level of current interest income through the purchase of high-yield, fixed-income securities. The higher yields that the Fund seeks are usually available from lower-rated or unrated securities sometimes referred to as "junk bonds." The maturity of the debt obligations held by the Fund may range from 1 to 30 years.

To pursue its investment objective, the High-Yield Bond Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS PORTFOLIO IN HIGH-YIELD, FIXED-INCOME SECURITIES. The High-Yield Bond Fund may purchase debt and preferred stock issues (including convertible securities) which are below investment grade, i.e., rated lower than the top four grades by S&P or Moody's, or, if not rated by these agencies, in the opinion of SAM, have credit characteristics comparable to such rated securities. Up to 25% of the Fund's total assets may be invested in such unrated securities. SAM will determine the quality of unrated obligations by evaluating the issuer's capital structure, earnings power and quality of management. Unrated securities may not be as attractive to as many investors as rated securities. In addition, the Fund may invest up to 5% of its total assets in securities which are in default. The Fund will purchase securities which are in default only when, in SAM's opinion, the potential for high yield outweighs the risk.

    While fixed-income securities rated lower than investment grade generally lack characteristics of a desirable investment, they normally offer a current yield or yield-to-maturity which is significantly higher than the yield available from securities rated as investment grade. These securities are speculative and involve greater investment risks due to the issuers' reduced creditworthiness and increased likelihood of default and

                                    -- 27 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   bankruptcy. In addition, these securities are frequently subordinated to senior securities. For further explanation of the special risks associated with investing in lower-rated, fixed-income securities, see "Risk Factors."

    For a description of debt ratings, see "Description of Ratings." For a breakdown of the debt securities held by the High-Yield Bond Fund during the year ended December 31, 1997, see "Debt Securities Held by the High-Yield Bond Fund." The High-Yield Bond Fund may retain an issue whose rating has been changed.

2. MAY INVEST IN FIXED-INCOME SECURITIES WITH EQUITY FEATURES WHEN COMPARABLE IN YIELD AND RISK TO FIXED-INCOME SECURITIES WITHOUT EQUITY FEATURES, BUT ONLY WHEN ACQUIRED AS A RESULT OF UNIT OFFERINGS WHICH CARRY AN EQUITY ELEMENT SUCH AS COMMON STOCK, RIGHTS OR OTHER EQUITY SECURITIES. The Fund will hold these common stocks, rights or other equity securities until SAM determines that, in its opinion, the optimal time for sale of the equity security has been reached.

3. MAY INVEST IN RESTRICTED SECURITIES ELIGIBLE FOR RESALE UNDER RULE 144A ("RULE 144A SECURITIES"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933 ("1933 Act") or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in Rule 144A securities could have the effect of decreasing the liquidity of the Fund's portfolio to the extent that qualified institutional buyers or other buyers become, for a time, unwilling to purchase the securities.

4. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES WHICH ARE RATED LOWER THAN THE TOP THREE GRADES ASSIGNED BY MOODY'S OR S&P OR ARE UNRATED BUT COMPARABLE TO SUCH RATED SECURITIES IF, IN THE OPINION OF SAM, THE POTENTIAL FOR APPRECIATION IS GREATER THAN, AND YIELD IS COMPARABLE TO OR GREATER THAN, SIMILARLY-RATED TAXABLE SECURITIES. Investment in medium and lower quality tax-exempt bonds involves the same risks as investments in taxable bonds of similar quality.

                                    -- 28 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

5. MAY INVEST IN OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES OR IN FIXED-INCOME SECURITIES WHICH ARE RATED IN THE FOUR HIGHEST GRADES ASSIGNED BY MOODY'S OR S&P DURING MARKET CONDITIONS WHICH, IN THE OPINION OF SAM, ARE UNFAVORABLE FOR SATISFACTORY PERFORMANCE BY LOWER-RATED OR UNRATED FIXED-INCOME SECURITIES. The Fund may invest in higher-rated securities when changing economic conditions or other factors cause the difference in yield between lower-rated and higher-rated securities to narrow and SAM believes that the risk of loss to principal may be substantially reduced with a small reduction in yield.


6. MAY INVEST UP TO 25% OF ITS TOTAL ASSETS IN YANKEE SECTOR DEBT SECURITIES, WHICH ARE SECURITIES ISSUED AND TRADED IN THE UNITED STATES BY FOREIGN ISSUERS. YANKEE SECTOR DEBT SECURITIES ARE SUBJECT TO THE SAME RISKS THAT PERTAIN TO DOMESTIC ISSUES, NOTABLY CREDIT RISK, MARKET RISK AND LIQUIDITY RISK. ADDITIONALLY, YANKEE SECTOR DEBT SECURITIES ARE SUBJECT TO CERTAIN SOVEREIGN RISKS. SUCH RISKS MAY INCLUDE NATIONALIZATION OF THE ISSUER, CONFISCATORY TAXATION BY THE FOREIGN GOVERNMENT THAT WOULD INHIBIT THE ABILITY OF THE ISSUER TO MAKE PRINCIPAL AND INTEREST PAYMENTS TO THE FUND, LACK OF COMPARABLE PUBLICLY AVAILABLE INFORMATION CONCERNING FOREIGN ISSUERS, LACK OF COMPARABLE ACCOUNTING AND AUDITING PRACTICES IN FOREIGN COUNTRIES AND, FINALLY, DIFFICULTY IN ENFORCING CLAIMS AGAINST FOREIGN ISSUERS IN THE EVENT OF DEFAULT.


    Both S&P and Moody's rate Yankee sector debt obligations. If a debt obligation is unrated, SAM will attempt to analyze a potential investment in the foreign issuer with respect to quality and risk on the same basis as the rating services. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will attempt to select investments in Yankee sector debt securities on the same basis as its investments in domestic securities, that may not always be possible.

    See "Risk Factors" for more information.

                                    -- 29 --
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EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

INVESTMENT POLICIES OF THE MANAGED BOND FUND

The Managed Bond Fund has as its investment objective to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment grade debt securities.

In pursuing the Managed Bond Fund's investment objective, SAM will seek to minimize the effects of interest rate risks while pursuing total return by adjusting the investment portfolio's average maturity in response to interest rate changes. In general, the Managed Bond Fund's strategy will be to hold fixed-income securities with shorter maturities as interest rates rise and with longer maturities as interest rates fall. The fixed-income securities held by the Managed Bond Fund will have an average dollar-weighted maturity of 10 years or less; however, individual obligations held by the Managed Bond Fund may have maturities of over 10 years. SAM reserves the right to modify the Managed Bond Fund's investment strategy in any respect at any time.

To pursue its investment objective, the Managed Bond Fund:

1. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN BONDS, DEFINED AS FIXED-INCOME SECURITIES.

2. WILL INVEST PRIMARILY IN INVESTMENT GRADE DEBT SECURITIES; I.E., SECURITIES RATED IN THE TOP FOUR CATEGORIES BY EITHER S&P OR MOODY'S OR IF NOT RATED, SECURITIES WHICH, IN SAM'S OPINION, ARE COMPARABLE IN QUALITY TO INVESTMENT GRADE DEBT SECURITIES. Included in such securities are medium grade debt securities. The Fund will limit investments in such medium grade debt securities to no more than 10% of its total assets. Unrated securities are not necessarily of lower quality than rated securities, but may not be as attractive to investors.

   The Fund may retain debt securities which are downgraded to below investment grade (commonly referred to as "high yield" or "junk" bonds) after purchase. In the event that due to a downgrade of one or more debt securities an amount in excess of 5% of the Fund's net assets is held in securities rated below investment grade, SAM will engage in an orderly disposition of such securities to the extent necessary to reduce the Fund's holdings of such securities to no more than 5% of the Fund's net assets. In addition to reviewing ratings, SAM may analyze the

                                    -- 30 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   quality of rated and unrated debt securities purchased for the Fund by evaluating the issuer's capital structure, earnings power, quality of management and position within its industry. For a description of debt securities ratings, see "Description of Ratings."

3. WILL INVEST AT LEAST 50% OF ITS TOTAL ASSETS IN OBLIGATIONS OF OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES. These obligations include (a) direct obligations of the U.S. Treasury, such as U.S. Treasury notes, bills, bonds and stripped securities; (b) securities supported by the full faith and credit of the U.S. Government but that are not direct obligations of the U.S. Treasury, such as securities issued by GNMA; (c) securities that are not supported by the full faith and credit of the U.S. Government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the FNMA and the FHLMC and
    (d) securities supported solely by the creditworthiness of the issuer, such as securities issued by the TVA. While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

4. MAY INVEST UP TO 50% OF ITS TOTAL ASSETS IN CORPORATE DEBT SECURITIES OR EURODOLLAR BONDS. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and denominated in U.S. dollars. Eurodollar bonds are subject to the same risks that pertain to domestic issues, notably, credit risk, market risk and liquidity risk. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Eurodollar bonds issued by foreign issuers also are subject to the same risks as Yankee sector bonds discussed below.

5. MAY INVEST IN ASSET-BACKED SECURITIES, WHICH REPRESENT INTERESTS IN, OR ARE SECURED BY AND PAYABLE FROM, POOLS OF ASSETS SUCH AS (BUT NOT LIMITED
    TO)CONSUMER LOANS, AUTOMOBILE RECEIVABLE SECURITIES, CREDIT CARD RECEIVABLE SECURITIES AND INSTALLMENT LOAN CONTRACTS. These securities may be pass-through certificates, which are similar to mortgage-backed securities, or they may be asset-backed commercial

                                    -- 31 --
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EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. There is the risk that one or more of the underlying borrowers may default and that recovery on the repossessed collateral may be unavailable or inadequate to support payments on the defaulted securities. Like mortgage-backed securities, asset-backed securities are subject to prepayment risks, which may reduce the overall return on the investment. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. These securities may be supported by credit enhancements such as letters of credit. The credit quality of these securities depends upon the quality of the underlying assets and the level of credit enhancements, such as letters of credit, provided. There is the risk that one or more of the underlying borrowers may default and that recovery on repossessed collateral may be unavailable or inadequate to support payments on the defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.


6. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN YANKEE SECTOR DEBT SECURITIES, WHICH ARE SECURITIES ISSUED AND TRADED IN THE UNITED STATES BY FOREIGN ISSUERS. Yankee sector debt securities are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee sector debt securities are subject to certain sovereign risks. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default.


    Both S&P and Moody's rate Yankee sector debt obligations. If a debt obligation is unrated, SAM will attempt to analyze a potential investment in the foreign issuer with respect to quality and risk on the same basis as the rating services. Because public information is not always comparable to that available on domestic issuers, this may not

                                    -- 32 --
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EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   be possible. Therefore, while SAM will attempt to select investments in Yankee sector debt securities on the same basis as its investments in domestic securities, that may not always be possible.

7. MAY HOLD CASH AS A TEMPORARY DEFENSIVE MEASURE WHEN MARKET CONDITIONS SO WARRANT. See "Common Investment Practices of the Bond Funds and Managed Bond Fund" for more information about cash holdings.

8. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES IF, IN SAM'S OPINION, THE POTENTIAL FOR APPRECIATION IS GREATER THAN, AND YIELD IS COMPARABLE TO OR GREATER THAN, SIMILARLY RATED TAXABLE SECURITIES.

See "Risk Factors" for more information.

COMMON INVESTMENT PRACTICES OF THE BOND FUNDS AND MANAGED BOND FUND

Each Bond Fund and the Managed Bond Fund may also follow the investment practices described below:

1. HOLD CASH OR INVEST TEMPORARILY IN HIGH QUALITY, SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS OR REPURCHASE AGREEMENTS. A Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, interest payments or dividend distributions from portfolio securities or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed. The Managed Bond Fund will invest no more than 5% of its total assets in repurchase agreements and will not purchase repurchase agreements which mature in more than seven days.

    Each Bond Fund will limit investments in repurchase agreement transactions to 10% of the Fund's net assets. See "Fundamental Policies

                                    -- 33 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   of the Bond Funds and Managed Bond Fund" below for more information about the Bond Funds' investments in repurchase agreement transactions.

2. INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PRACTICES. No Fund, however, will engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its portfolio securities whenever SAM deems advisable, without regard to the length of time the securities have been held.

3. PURCHASE OR SELL SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS. Under this procedure, a Fund agrees to acquire or sell securities that are to be issued and delivered against payment in the future, normally 30 days or less, or 60 days or less. The price, however, is fixed at the time of commitment. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect a Fund's share price in a manner similar to the use of leveraging.

FUNDAMENTAL POLICIES OF THE BOND FUNDS AND MANAGED BOND FUND

Except as noted, the following restrictions are fundamental policies of the Bond Funds and the Managed Bond Fund which cannot be changed without shareholder vote:

1. EACH FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR ITS INSTRUMENTALITIES).

2. EACH FUND, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

                                    -- 34 --
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EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

3. EACH FUND MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY PURPOSES FROM A BANK (OR SAFECO CORPORATION IN THE CASE OF THE BOND FUNDS) OR AFFILIATES OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. A Fund will not borrow amounts in excess of 20% of its total assets. A Fund will not purchase securities if outstanding borrowings are equal to or greater than 5% of its total assets (this 5% policy is non-fundamental for the Managed Bond Fund). Each Fund intends to exercise its borrowing authority primarily to meet shareholder redemptions under circumstances where redemptions exceed available cash.

The Bond Funds (and not the Managed Bond Fund) have adopted the following additional fundamental investment restrictions which cannot be changed without shareholder vote:

1. EACH BOND FUND MAY INVEST UP TO 10% (HIGH-YIELD BOND AND INTERMEDIATE TREASURY FUNDS) AND 5% (GNMA FUND) OF ITS NET ASSETS IN ILLIQUID SECURITIES, WHICH ARE SECURITIES THAT CANNOT BE SOLD WITHIN SEVEN DAYS IN THE ORDINARY COURSE OF BUSINESS FOR APPROXIMATELY THE AMOUNT AT WHICH THEY ARE VALUED. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Taxable Bond Trust's Board of Trustees.

2. EACH BOND FUND MAY INVEST UP TO 10% OF NET ASSETS IN REPURCHASE AGREEMENT TRANSACTIONS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including the risk that a Fund will be unable to dispose of the security during the term of the repurchase agreement if the security's market value declines, and delays and costs to a Fund if the other party to the repurchase agreement declares bankruptcy.

                                    -- 35 --
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EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

INVESTMENT POLICIES OF THE TAX-EXEMPT BOND FUNDS

The investment objective of the Intermediate Municipal, Insured Bond and Washington Funds is to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk. The investment objective of the Municipal Bond Fund is to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital. The investment objective of the California Fund is to provide as high a level of current interest income exempt from federal income tax and California State personal income tax as is consistent with the relative stability of capital.


To pursue its objective, the Intermediate Municipal Fund will invest primarily in municipal bonds whose interest is exempt from federal income tax and will maintain a portfolio having an average dollar-weighted maturity of between three and ten years; however, individual obligations held by the Fund may have maturities outside that range. The Insured Bond Fund will invest primarily in bonds insured by new issue and secondary market insurance policies and on occasion by portfolio insurance. Insurance does not guarantee the market value of insured municipal bonds nor the share price of the Insured Bond Fund.


To pursue its objective, the Municipal Fund will invest primarily in investment grade municipal bonds whose interest is exempt from federal income tax. The California Fund will invest primarily in investment grade municipal bonds whose interest is exempt from both federal and California personal income taxes.

To pursue its objective, the Washington Fund will invest primarily in investment grade municipal bonds whose interest is exempt from federal income tax and that are issued by the State of Washington or one of its political subdivisions, municipalities, agencies, instrumentalities or public authorities. The Washington Fund may not be suitable for every eligible investor. Since the State of Washington currently has no personal income tax, there are no tax benefits at the State level to an investor. An investor in the Washington Fund will generally earn dividend income free from federal income taxes as will an investor in the Intermediate Municipal, Insured Bond, California and Municipal Funds.

                                    -- 36 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

To pursue its objective, each Tax-Exempt Bond Fund:

1. WILL, DURING NORMAL MARKET CONDITIONS, INVEST AS A MATTER OF FUNDAMENTAL POLICY AT LEAST 80% OF ITS NET ASSETS IN SECURITIES, THE INTEREST ON WHICH IS EXEMPT FROM FEDERAL INCOME TAX AND, IN THE CASE OF THE CALIFORNIA FUND, EXEMPT FROM CALIFORNIA PERSONAL INCOME TAX. The Funds do not currently intend to purchase taxable investments, except as a temporary accommodation or in an emergency situation.

2. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN MUNICIPAL BONDS (IN THE CASE OF THE WASHINGTON FUND, ISSUED BY THE STATE OF WASHINGTON OR POLITICAL SUBDIVISIONS, MUNICIPALITIES, AGENCIES, INSTRUMENTALITIES, OR PUBLIC AUTHORITIES WITHIN THE STATE OF WASHINGTON) HAVING A MATURITY IN EXCESS OF ONE YEAR THAT AT THE TIME OF ACQUISITION ARE INVESTMENT GRADE; I.E., RATED IN ONE OF THE FOUR HIGHEST GRADES ASSIGNED BY MOODY'S OR S&P OR, IF UNRATED, DETERMINED BY SAM TO BE OF COMPARABLE QUALITY. A Fund may invest up to 20% of its total assets in unrated municipal bonds. Unrated securities are not necessarily lower in quality than rated securities, but may not be as attractive to as many investors as rated securities. A Fund will invest no more than 33% of its total assets in municipal bonds rated in the fourth highest grade or in comparable unrated bonds. Such bonds are of medium grade, have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

    In addition to reviewing ratings, SAM will analyze the quality of rated and unrated municipal bonds for purchase by a Fund by evaluating various factors that may include the issuer's or guarantor's financial resources and liquidity, economic feasibility of revenue bond project financing and general purpose borrowings, cash flow and ability to meet anticipated debt service requirements, quality of management, sensitivity to economic conditions, operating history and any relevant political or regulatory matters. SAM may also evaluate trends in the economy, the

                                    -- 37 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   financial markets or specific geographic areas in determining whether to purchase a bond. For a description of municipal bond ratings, see "Description of Ratings."

    After purchase by a Fund, a municipal bond may be downgraded to below investment grade or, if unrated, may cease to be comparable to a rated investment grade security (such below investment grade securities are commonly referred to as "high-yield" or "junk" bonds). Neither event will require a Fund to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Fund should continue to hold the security in its portfolio. A Fund will not hold more than 5% of its net assets in such below investment grade securities.

    The term "municipal bonds" as used in this Prospectus means those obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which in the opinion of bond counsel is exempt from federal income tax and, in the case of the California Fund, exempt from California personal income tax.

To pursue its objective, the Insured Bond Fund:

1. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN MUNICIPAL BONDS THAT ARE COVERED BY INSURANCE GUARANTEEING THE TIMELY PAYMENT OF BOTH PRINCIPAL AND INTEREST, AND MAY INVEST UP TO 35% OF ITS TOTAL ASSETS IN UNINSURED MUNICIPAL BONDS.

    INSURANCE DOES NOT GUARANTEE THE MARKET VALUE OF INSURED MUNICIPAL BONDS NOR THE SHARE PRICE OF THE INSURED BOND FUND.

New issue insurance is a policy purchased by an issuer prior to bringing a bond issue to market in an initial offering. By purchasing the policy, the issuer obtains a higher credit rating for its bond (usually Aaa by Moody's or AAA by S&P). Such insurance may increase the purchase price as well as the resale value of the bond. New issue insurance cannot be canceled by the insurer and remains in force as long as the bond issue is outstanding. Secondary market insurance is purchased by an investor after the bonds

                                    -- 38 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

have been initially issued. These policies normally insure specific bonds for the remainder of their term. Like new issue insurance, the insurance cannot be canceled by the insurer. The Insured Bond Fund may invest in bonds insured under a secondary market policy purchased by a prior investor or may itself purchase secondary market insurance for uninsured bonds it has purchased. Portfolio insurance is a policy purchased by the Insured Bond Fund to guarantee specific bonds it has purchased for its portfolio for only as long as the bonds are held by the Fund. Premiums for new issue insurance are paid in advance by the issuer of the bond. As a result, the Insured Bond Fund may pay a higher purchase price for a bond covered by such insurance. Premiums on secondary market and portfolio insurance are paid directly by the Insured Bond Fund in accordance with applicable policy terms. Any premiums paid by the Insured Bond Fund to purchase secondary market or portfolio insurance policies will be a Fund expense. Such an expense may reduce the Insured Bond Fund's current yield. The Insured Bond Fund will purchase insurance policies only from insurance companies rated Aaa by Moody's or AAA by S&P. Generally, an insurer may not withdraw or cancel coverage on insured securities held by the Insured Bond Fund other than for non-payment of premium by the Fund. The Insured Bond Fund may retain any defaulted municipal bond covered by portfolio insurance. The defaulted bond will be valued based on the value of the insurance coverage. The insurance value is normally the difference between the market value of the defaulted security and the market value of similar non-defaulted securities.

See "Risk Factors" for more information.

COMMON INVESTMENT PRACTICES OF THE TAX-EXEMPT BOND FUNDS

Each of the Funds may also follow the investment practices described below:

1.  INVEST IN ANY OF THE FOLLOWING TYPES OF MUNICIPAL BONDS:

    REVENUE BONDS, which are "limited obligation" bonds that provide financing for specific projects or public facilities. These bonds are backed by revenues generated by a particular project or facility or by a special tax. A "resource recovery bond" is a type of revenue bond issued

                                    -- 39 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   to build waste facilities or plants. An "industrial development bond" is a type of revenue bond that is backed by the credit of a private issuer, generally does not have access to the resources of a municipality for payment and may involve greater risk. Each Fund intends to invest primarily in revenue bonds that may be issued to finance various types of projects, including but not limited to education, hospitals, housing, waste and utilities. Each Fund will not purchase private activity bonds or any other type of revenue bonds, the interest on which is subject to the alternative minimum tax.

    GENERAL OBLIGATION BONDS, which are bonds that provide general purpose financing for state and local governments and are backed by the taxing power of the state and local government as the case may be. The taxes or special assessments that can be levied for the payment of principal and interest on general obligation bonds may be limited or unlimited as to rate or amount.

    VARIABLE AND FLOATING RATE OBLIGATIONS, which are municipal obligations that carry variable or floating rates of interest. Variable rate instruments bear interest at rates that are readjusted at periodic intervals. Floating rate instruments bear interest at rates that vary automatically with changes in specified market rates or indexes, such as the bank prime rate. Accordingly, as interest rates fluctuate, the potential for capital appreciation or depreciation of these obligations is less than for fixed rate obligations. Floating and variable rate obligations carry demand features that permit a Fund to tender (sell) them back to the issuer at par prior to maturity and on short notice. A Fund's ability to obtain payment from the issuer at par may be affected by events occurring between the date the Fund elects to tender the obligation to the issuer and the date redemption proceeds are payable to the Fund. A Fund will purchase floating and variable rate obligations only if at the time of purchase there is a secondary market for such instruments. For purposes of calculating average dollar-weighted maturity, the Intermediate Municipal Fund will treat variable and floating rate obligations as having a maturity equal to the period remaining until the date the Fund can next exercise the demand feature by selling the security back to the issuer.

                                    -- 40 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

    PUT BONDS, which are municipal bonds that give the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date and PUT BONDS WITH DEMAND FEATURES. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the bond. A demand feature is a put that entitles the Fund holding it to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals.

    MUNICIPAL LEASE OBLIGATIONS, which are issued by or on behalf of state or local government authorities to acquire land, equipment or facilities and may be subject to annual budget appropriations. These obligations themselves are not normally backed by the credit of the municipality or the state but are secured by rent payments made by the municipality or by the state pursuant to a lease. If the lease is assigned, the interest on the obligation may become taxable. The leases underlying certain municipal lease obligations provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the lease property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit. Certain municipal lease obligations also contain "non-appropriation" clauses that provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, a Fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the

                                    -- 41 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   event of foreclosure might prove difficult. If rent is abated because of damage to the leased property or if the lease is terminated because monies are not appropriated for the following year's lease payments, the issuer may default on the obligation causing a loss to a Fund. A Fund will invest in only those municipal lease obligations that are, in the opinion of SAM, liquid securities under guidelines adopted by the Trust's Board of Trustees. Generally, municipal lease obligations will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

    CERTIFICATES OF PARTICIPATION in municipal lease obligations, which are certificates issued by state or local governments that entitle the holder of the certificate to a proportionate interest in the lease purchase payments made. A Fund will only invest in those COPs that are, in the opinion of SAM, liquid securities under guidelines adopted by the Trust's Board of Trustees. Generally, COPs will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

    PARTICIPATION INTERESTS, which are interests in municipal bonds and floating and variable rate obligations that are owned by banks. These interests carry a demand feature that permits a Fund holding an interest to tender (sell) it back to the bank. Generally, the bank will accept tender of the participation interest with same day notice, but may require up to five days' notice. The demand feature is usually backed by an irrevocable letter of credit or guarantee of the bank. The credit rating of the bank may affect the credit quality of the participation interest.

    MUNICIPAL NOTES, which are notes generally issued by an issuer to provide for short-term capital needs and generally have maturities of one year or less. A Fund may purchase municipal notes as a medium for its short-term investments, the interest on which will not be subject to federal income tax when distributed to the Fund's shareholders. Notes include tax anticipation, revenue anticipation and bond anticipation notes and tax-exempt commercial paper. A Fund will invest only in

                                    -- 42 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   those municipal notes that at the time of purchase are rated within one of the three highest grades by Moody's or S&P or, if unrated by any of these agencies, in the opinion of SAM, are of comparable quality.

2. INVEST IN SHARES OF NO-LOAD, OPEN-END INVESTMENT COMPANIES THAT INVEST IN TAX-EXEMPT SECURITIES WITH REMAINING MATURITIES OF ONE YEAR OR LESS. Such shares will be purchased only as a medium for a Fund's short-term investments if SAM determines that they provide a better combination of yield and liquidity than a direct investment in short-term, tax-exempt securities. A Fund will not invest more than 10% of its total assets in shares issued by other investment companies, will not invest more than 5% of its total assets in a single investment company, and will not purchase more than 3% of the outstanding voting securities of a single investment company.

3. INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PRACTICES. Each Fund, however, will not engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its portfolio securities whenever SAM deems advisable, without regard to the length of time the securities have been held. The portfolio turnover rate for each Fund is not expected to exceed 70%.

4. PURCHASE OR SELL SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS. Under this procedure, a Fund agrees to acquire or sell securities that are to be delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of this technique may affect a Fund's share price in a manner similar to leveraging.

5. HOLD CASH OR INVEST TEMPORARILY IN HIGH QUALITY, SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH-QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT AND SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS. A Fund may purchase these short-term securities as a cash management technique under those

                                    -- 43 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities, or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

FUNDAMENTAL POLICIES OF THE TAX-EXEMPT BOND FUNDS

The following restrictions are fundamental policies of the Tax-Exempt Bond Funds and cannot be changed without shareholder vote.

1. EACH FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, WILL NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES).

2. EACH FUND WILL NOT INVEST 25% OR MORE OF ITS TOTAL ASSETS IN MUNICIPAL OBLIGATIONS AND OTHER PERMITTED INVESTMENTS THE INTEREST ON WHICH IS PAYABLE FROM REVENUES ON SIMILAR TYPES OF PROJECTS SUCH AS: SPORTS, CONVENTION OR TRADE SHOW FACILITIES; AIRPORTS; MASS TRANSPORTATION; SEWAGE OR SOLID WASTE DISPOSAL FACILITIES; OR AIR OR WATER POLLUTION CONTROL PROJECTS.

3. THE INTERMEDIATE MUNICIPAL, INSURED BOND AND MUNICIPAL FUNDS WILL NOT INVEST 25% OR MORE OF THEIR TOTAL ASSETS IN SECURITIES WHOSE ISSUERS ARE LOCATED IN THE SAME STATE.

4. EACH FUND MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY PURPOSES FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. A FUND WILL NOT BORROW AMOUNTS IN EXCESS OF 20% OF ITS TOTAL ASSETS. As a non-fundamental policy of the Intermediate Municipal, Insured Bond and Washington Funds and a fundamental policy of the California and Municipal Funds, a Fund will not purchase securities if borrowings equal to or greater than 5% of its total assets are outstanding. A Fund intends to primarily exercise its borrowing authority to meet shareholder redemptions under circumstances where redemptions exceed available cash.

                                    -- 44 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

INVESTMENT POLICIES OF THE MONEY MARKET FUNDS

MONEY FUND

The investment objective of the Money Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in thirteen months or less. To pursue its objective, the Money Fund:

1. WILL PURCHASE ONLY HIGH-QUALITY SECURITIES THAT, IN THE OPINION OF SAM OPERATING UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES, PRESENT MINIMAL CREDIT RISKS AFTER AN EVALUATION OF THE CREDIT QUALITY OF THE ISSUER OR OF ANY ENTITY PROVIDING A CREDIT ENHANCEMENT FOR THE SECURITY. The Fund complies with industry-standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The Fund invests in instruments with remaining maturities of 397 days or less (determined in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act")) and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

2. MAY INVEST IN COMMERCIAL PAPER OBLIGATIONS. Commercial paper is a short-term instrument issued by corporations, financial institutions, governmental entities and other entities. The principal risk associated with commercial paper is the potential insolvency of the issuer. In addition to commercial paper obligations of domestic corporations, the Fund may also purchase dollar-denominated commercial paper issued in the U.S. by foreign entities. While investments in foreign obligations are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision of markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or

                                    -- 45 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   less stringent than those applied in the U.S. The Fund will purchase commercial paper issued by foreign entities only if, in the opinion of SAM, it is of an investment quality comparable to other obligations that may be purchased by the Fund.

3. MAY INVEST IN NEGOTIABLE AND NON-NEGOTIABLE DEPOSITS, BANKERS' ACCEPTANCES AND OTHER SHORT-TERM OBLIGATIONS OF U.S. BANKS. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. The Fund may also invest in dollar-denominated obligations issued by foreign banks (including foreign branches of U.S. banks) provided that, in the opinion of SAM, the obligation is of an investment quality comparable to other obligations which may be purchased by the Fund. Foreign banks may not be subject to accounting standards or governmental supervision comparable to U.S. banks, and there may be less public information available about their operations. In addition, foreign obligations may be subject to risks relating to the political and economic conditions of the foreign country involved, which could affect the payment of principal and interest.


4.  MAY INVEST IN U.S. GOVERNMENT SECURITIES. U.S. Government securities include
    (a) direct obligations of the U.S. Treasury, (b) securities supported by the full faith and credit of the U.S. Government but that are not direct obligations of the U.S. Treasury, (c) securities that are not supported by the full faith and credit of the U.S. Government but are supported by the issuer's ability to borrow from the U.S. Treasury such as securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and (d) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority ("TVA").


5. MAY INVEST IN CORPORATE OBLIGATIONS SUCH AS PUBLICLY TRADED BONDS, DEBENTURES AND NOTES. The securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity.

                                    -- 46 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

6. MAY INVEST IN EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

    Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default. Eurodollar and Yankee obligations will undergo the same credit analysis as domestic issues in which the Fund invests, and foreign issuers will be required to meet the same tests of financial strength as the domestic issuers approved for the Fund.

7. MAY INVEST IN MORTGAGE- AND ASSET-BACKED SECURITIES. Mortgage-backed securities represent interests in pools of mortgage loans and include, but are not limited to, securities issued by the U.S. Government or one of its agencies or instrumentalities such as GNMA, FNMA or FHLMC. Principal is paid back to the Fund as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives scheduled monthly principal and interest payments as well as any unscheduled principal prepayments on the underlying mortgages. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline.

    Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as consumer loans, automobile

                                    -- 47 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   receivable securities, credit card receivable securities and installment loan contracts. These securities may be pass-through certificates, which are similar to mortgage-backed securities, or they may be asset-backed commercial paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. There is the risk that one or more of the underlying borrowers may default and that recovery on the repossessed collateral may be unavailable or inadequate to support payments on the defaulted securities. Like mortgage-backed securities, asset-backed securities are subject to prepayment risks, which may reduce the overall return on the investment. The credit quality of these securities depends upon the quality of the underlying assets and the level of credit enhancements, such as letters of credit, provided.

8. MAY PURCHASE OR SELL SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS. Under this procedure, a Fund agrees to acquire or sell securities that are to be issued and delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect a Fund's share price in a manner similar to the use of leveraging.

9. MAY INVEST UP TO 10% OF ITS NET ASSETS IN ILLIQUID SECURITIES, WHICH ARE SECURITIES THAT CANNOT BE SOLD WITHIN SEVEN DAYS IN THE ORDINARY COURSE OF BUSINESS FOR APPROXIMATELY THE AMOUNT AT WHICH THEY ARE VALUED. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

    See "Risk Factors" for more information.

TAX-FREE MONEY FUND

The investment objective of the Tax-Free Money Fund is to provide as high a level of current income exempt from federal income tax as is consistent

                                    -- 48 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and preservation of capital. The Tax-Free Money Fund's investment objective is a fundamental policy that may not be changed without shareholder approval. The term "municipal obligations" as used in this Prospectus means those obligations issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which in the opinion of counsel for the issuer is exempt from federal income tax. To pursue its investment objective, the Tax-Free Money Fund:

1. WILL PURCHASE ONLY HIGH-QUALITY SECURITIES THAT, IN THE OPINION OF SAM OPERATING UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES, PRESENT MINIMAL CREDIT RISKS AFTER AN EVALUATION OF THE CREDIT QUALITY OF THE ISSUER OR OF ANY ENTITY PROVIDING A CREDIT ENHANCEMENT FOR THE SECURITY. The Fund complies with industry-standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The Fund invests in instruments with remaining maturities of 397 days or less (determined in accordance with Rule 2a-7 under the 1940 Act) and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

2. WILL INVEST, DURING NORMAL MARKET CONDITIONS AND AS A MATTER OF FUNDAMENTAL POLICY, AT LEAST 80% OF ITS NET ASSETS IN SECURITIES THE INTEREST ON WHICH IS EXEMPT FROM FEDERAL INCOME TAX.

3. WILL INVEST IN MUNICIPAL NOTES. Municipal notes include bond anticipation notes, tax anticipation notes and revenue anticipation notes, municipal bonds, and municipal commercial paper. These instruments are generally issued to provide for short-term capital needs of the issuer.

4. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN SHARES OF NO-LOAD, OPEN-END INVESTMENT COMPANIES THAT INVEST IN TAX-EXEMPT SECURITIES WITH REMAINING MATURITIES OF THIRTEEN MONTHS OR LESS. Such shares will be purchased only if SAM determines that they provide a better combination of yield and liquidity than a direct investment in short-term, tax-exempt securities. The Fund will not invest more than 5% of its total assets in a single investment company.

                                    -- 49 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

5. MAY INVEST (AS A TEMPORARY ACCOMMODATION OR IN AN EMERGENCY SITUATION) UP TO 20% OF ITS NET ASSETS IN SHORT-TERM TAXABLE INVESTMENTS SUCH AS DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT, CERTIFICATES OF DEPOSIT AND COMMERCIAL PAPER MEETING THE NECESSARY QUALITY REQUIREMENTS.

    See "Risk Factors" for more information.

COMMON INVESTMENT PRACTICES OF THE MONEY MARKET FUNDS

Each Money Market Fund:


1. MAY INVEST IN REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price. Delays or losses could result if the counterparty to the agreement defaults or becomes insolvent. The Money Fund will invest no more than 10% of net assets in repurchase agreements that mature in more than seven days. The Tax-Free Money Fund will invest no more that 10% of total assets in repurchase agreements and will not purchase repurchase agreements that mature in more than seven days.


2. MAY INVEST IN VARIABLE AND FLOATING RATE INSTRUMENTS. Issuers of floating or variable rate notes include, but are not limited to, corporations, partnerships, special purpose entities, the U.S. government, its agencies and instrumentalities, and municipalities. The interest rates on variable rate instruments reset periodically on specified dates so as to cause the instruments' market value to approximate their par value. The interest rates on floating rate instruments change whenever there is a change in a designated benchmark rate. Variable and floating rate instruments may have optional or mandatory put features. In the case of a mandatory put feature, the Fund would be required to act to keep the instrument.

3. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES ELIGIBLE FOR RESALE UNDER RULE 144A UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") ("RULE 144A SECURITIES") AND COMMERCIAL PAPER SOLD PURSUANT TO SECTION 4(2) OF THE 1933 ACT ("SECTION 4(2) PAPER"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE

                                    -- 50 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

   LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the 1933 Act or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in such Rule 144A Securities could have the effect of decreasing the liquidity of the Fund's portfolio to the extent that qualified institutional buyers or other buyers become, for a time, unwilling to purchase the securities.
    Section 4(2) of the 1933 Act exempts securities sold by the issuer in private transactions from the 1933 Act's registration requirements. Because
    Section 4(2) paper is a restricted security, investing in Section 4(2) paper could have the effect of decreasing the liquidity of the Fund's portfolio to the extent that buyers become, for a time, unwilling to purchase the securities.

FUNDAMENTAL POLICIES OF THE MONEY MARKET FUNDS

The following restrictions are fundamental policies and cannot be changed without shareholder approval. Each Money Market Fund:

1. MAY INVEST UP TO 5% OF ITS ASSETS IN THE SECURITIES OF ANY ONE ISSUER OTHER THAN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES (EXCEPT, WITH RESPECT TO THE TAX-FREE MONEY FUND ONLY, THAT UP TO 25% OF THAT FUND'S ASSETS MAY BE INVESTED WITHOUT REGARD TO THE 5% LIMITATION, WHICH 25% DOES NOT INCLUDE SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES).

2. MAY INVEST UP TO 25% OF ITS TOTAL ASSETS IN ANY ONE INDUSTRY (INCLUDING SECURITIES ISSUED BY FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS), PROVIDED, HOWEVER, THAT THIS LIMITATION DOES NOT APPLY TO U.S. GOVERNMENT SECURITIES, OR TO CERTIFICATES OF DEPOSIT OR BANKERS' ACCEPTANCES ISSUED BY DOMESTIC BANKS. The Tax-Free Money Fund will not invest more than 25% of its total assets in any one industry, or in municipal obligations and other permitted investments, the interest on which is payable from revenues on similar types of projects.

                                    -- 51 --

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES (CONTINUED)

3. MAY BORROW MONEY FOR TEMPORARY OR EMERGENCY PURPOSES (BUT NOT FOR INVESTMENT PURPOSES) FROM A BANK OR AFFILIATES OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. A Fund will not borrow amounts in excess of 20% of total assets and will not purchase securities if borrowings equal to or greater than 5% of total assets are outstanding. Each Fund intends to primarily exercise its borrowing authority to meet shareholder redemptions under circumstances where redemptions exceed available cash.

In addition to the fundamental policy set forth in number 1, above, the Tax-Free Money Fund is subject to a more restrictive non-fundamental policy pursuant to which it may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. Government securities. Notwithstanding this policy, the Tax-Free Money Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days after purchase. First tier securities are securities (1) rated in the highest short-term category by two nationally recognized statistical rating organizations ("NRSROs"); (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the securities a short-term rating; or (3) unrated, but determined by SAM to be of comparable quality.

RISK FACTORS

There are market risks in all securities transactions. Various factors may cause the value of a shareholder's investment in a Fund to fluctuate. The principal risk factor associated with an investment in a mutual fund is that the market value of its portfolio securities may decrease resulting in a decrease in the value of a shareholder's investment. The value of each Fund's (except the Money Market Funds') portfolio will normally fluctuate inversely with changes in market interest rates. Generally, when market interest rates rise, the price of the debt securities held by a Fund will fall, and when market interest rates fall, the price of the debt securities will rise. Also, there is a risk that the issuer of a bond or other security held in a Fund's portfolio will fail to make timely payments of principal and interest

                                    -- 52 --
to the Fund. Included in investment grade debt securities are securities of medium grade (rated Baa by Moody's or BBB by S&P) which have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic or other conditions than higher grade securities.

It is possible that a major change in interest rates or a default of one or more of the Money Market Funds' investments could cause their share prices (and the value of your investment) to fall. The Money Market Funds' yield will fluctuate with general interest rates.

The prices of GNMA and other mortgage-backed securities, like conventional fixed-income securities, are inversely affected by changes in interest rate levels. Because of the likelihood of increased prepayments of mortgages in times of declining interest rates, the GNMA securities held in a Fund's portfolio have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall. Since the Fund must reinvest scheduled and unscheduled principal payments at prevailing interest rates, and such interest rates may be higher or lower than the current yield of the Fund's portfolio, GNMA and other mortgage-backed securities may not be an effective means to lock in long-term interest rates. Further, purchases of GNMA or other mortgage-backed securities for the GNMA Fund are based on an anticipated prepayment rate. During periods of rising interest rates, a decrease in the prepayment of mortgages is likely. This decrease may cause the average dollar-weighted maturity of particular securities held by the GNMA Fund and the GNMA Fund's portfolio as a whole to increase, thereby decreasing the Fund's share price during periods of rising interest rates. To the extent that the other Funds purchase GNMA or other mortgage-backed securities, they would be similarly affected.

The Managed Bond Fund may invest in stripped securities that are obligations issued by the U.S. Treasury. Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile than other debt securities.

                                    -- 53 --

SPECIAL RISKS OF THE HIGH-YIELD BOND FUND

The High-Yield Bond Fund invests primarily in high-yield, fixed-income securities which are subject to the following risks:

SENSITIVITY TO ECONOMIC AND CORPORATE DEVELOPMENTS

Yields on high-yield, fixed-income securities will fluctuate over time. During periods of economic uncertainty or change, the market prices of high-yield, fixed-income securities may experience increased volatility, which may in turn cause the net asset value per share of the High-Yield Bond Fund to be volatile. Lower-quality, fixed-income securities tend to reflect short-term economic and corporate developments to a greater extent than higher-quality securities which primarily react to fluctuations in interest rates. Economic downturns or increases in interest rates can significantly affect the market for high-yield, fixed-income securities and the ability of issuers to timely repay principal and interest, increasing the likelihood of defaults. Lower-quality securities include debt obligations issued as a part of capital restructurings, such as corporate takeovers or buyouts. Capital restructurings generally involve the issuance of additional debt on terms different from any current outstanding debt. As a result, the issuer of the debt is more highly leveraged. During an economic downturn or period of rising interest rates, a highly-leveraged issuer may experience financial difficulties which adversely affect its ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, the issuer will depend on its cash flow and may depend, especially in the context of corporate takeovers, on a sale of its assets to service debt. Failure to realize projected cash flows or asset sales may seriously impair the issuer's ability to service this greater debt load, which in turn might cause the Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team following any restructuring, and close monitoring of the issuer's progress toward its financial goals.

ZERO-COUPON AND PAYMENT-IN-KIND SECURITIES

The High-Yield Bond Fund may hold "zero-coupon" and "payment-in-kind" fixed-income securities. Zero-coupon securities are purchased at a discount without scheduled interest payments. Payment-in-kind securities receive

                                    -- 54 --
interest paid in additional securities rather than cash. The Fund accrues income on these securities, but does not receive cash interest payments until maturity or payment date. The Fund intends to distribute substantially all of its income to its shareholders so that it can be treated as a regulated investment company under current federal tax law. As a result, if its cash position is depleted, the Fund may have to sell securities under disadvantageous circumstances to obtain enough cash to meet its distribution requirement. However, SAM does not expect non-cash income to materially affect the Fund's operations. Zero-coupon and payment-in-kind securities are generally subject to greater price fluctuations due to changes in interest rates than those fixed-income securities paying cash interest on a schedule until maturity.

LIQUIDITY AND VALUATION

The liquidity and price of high-yield, fixed-income securities can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issuers, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the High-Yield Bond Fund's ability to dispose of its securities as well as make valuation of securities more difficult. Because there tend to be fewer investors in lower-rated, fixed-income securities, it may be difficult for the Fund to sell these securities at an optimum time. Consequently, lower-rated securities are subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated securities of the same maturity. Judgment plays a greater role in the valuation of thinly-traded securities.

CREDIT RATINGS

Rating agencies evaluate the likelihood that an issuer will make principal and interest payments, but ratings may not reflect market value risks associated with lower-rated, fixed-income securities. Also, rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest. SAM uses S&P and Moody's ratings as a preliminary indicator of investment quality.

SAM will periodically research and analyze each issue (whether rated or unrated) and evaluate such factors as the issuer's interest or dividend coverage, asset coverage, earnings prospects and managerial strength. This

                                    -- 55 --
analysis will help SAM to determine if the issuer has sufficient cash flow and profits to meet required principal and interest payments and to monitor the liquidity of the issue. Achievement of a Fund's investment objective will be more dependent on SAM's credit analysis of bonds rated below the three highest rating categories than would be the case were the Fund to invest in higher quality debt securities. This is particularly true for the High-Yield Bond Fund.

SPECIAL RISKS OF THE CALIFORNIA AND WASHINGTON FUNDS

Because the California and Washington Funds each concentrate their investments in a single state, there is a greater risk of fluctuation in the values of their portfolio securities than with mutual funds whose investments are more geographically diverse. Investors should carefully consider the investment risks of such concentration. The share price of the California and Washington Funds can be affected by political and economic developments within and by the financial condition of the respective state, its public authorities and political subdivisions. See the discussion below and "Investment Risks of Concentration in California and Washington Issuers" in the Statement of Additional Information for further information.

The information in the following discussion is drawn primarily from official statements relating to state securities offerings which are dated prior to the date of this Prospectus. The California and Washington Funds have not independently verified any of the information in the discussion below.

CALIFORNIA FUND

After suffering through a severe recession, California's economy has been on a steady recovery since the start of 1994, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. Nevertheless, the costs of education, health, welfare and corrections, driven by California's rapid population growth, are expected to continue to exert pressure on the State's General Fund. California's long-term credit ratings, reduced in 1992, were lowered again in 1994 and have not been fully restored. Its ability to provide assistance to its public authorities and political subdivisions has been limited. Cutbacks in state aid adversely affect the financial condition of many local governments, especially counties, which are already subject to fiscal constraints and are

                                    -- 56 --
facing their own reduced tax collections. In addition, some municipally-owned electric utilities may be adversely affected by the restructuring of the electric utility industry now underway in California.

In the past, California voters have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities. Future voter initiatives could result in adverse consequences affecting obligations issued by the State and its political subdivisions. These factors, among others, could reduce the credit standing of certain issuers of California obligations. At any given time, there are numerous lawsuits against the State which could affect its revenues and expenditures.

WASHINGTON FUND


The State of Washington's economy consists of both export and local industries. The State's leading export industries are aerospace, forest products, agriculture and food processing. The State's manufacturing base includes aircraft manufacture, which comprised approximately 25% of total manufacturing in 1995. The Boeing Company is the State's largest employer and has a significant impact, in terms of overall production, employment and labor earnings, on the State's economy. The commercial airline industry is cyclical in nature and future job cuts could have an adverse effect on the Washington economy. Forest products rank second behind aerospace in value of total production. Although productivity in the forest products industry has increased steadily from 1980 to 1990, since 1991 production has declined and is expected to continue to decline due to federal limitations. Unemployment in the timber industry is anticipated in certain regions; however, the impact is not expected to significantly affect the State's overall economic performance. Growth in agriculture has been an important factor in the State's economic growth over the past decade. The State is the home of many technology firms of which approximately half are computer-related. Microsoft, the world's largest microcomputer software company, is headquartered in Redmond, Washington.


State law requires a balanced budget. The Governor has a statutory responsibility to reduce expenditures across the board to avoid any cash deficit at the end of a biennium. In addition, State law prohibits State tax revenue growth from exceeding the growth rate of State personal income. To

                                    -- 57 --
date, Washington State tax revenue increases have remained substantially below the applicable limits. At any given time, there are numerous lawsuits against the State which could affect its revenues and expenditures.

YEAR 2000

Like other mutual funds, financial and business organizations and individuals around the world, each of the Funds could be adversely affected if the computer systems used by its investment adviser or other companies that provide services to the Trusts do not properly process and calculate date-related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAM, SAFECO Services, and SAFECO Securities, Inc. are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Funds' other, major service providers. It is not anticipated that the Funds will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000.

PORTFOLIO MANAGERS

INTERMEDIATE TREASURY FUND

The portfolio manager for the Intermediate Treasury Fund is Ronald L. Spaulding, Chairman of the Board, SAM. Mr. Spaulding has served in various capacities with SAM and SAFECO Corporation since 1975.

MANAGED BOND FUND

The portfolio manager for the Managed Bond Fund is Michael Hughes, Assistant Vice President, SAM. Mr. Hughes was Vice President and a portfolio manager for First Interstate Capital Management Company from 1995 to 1996, and Vice President and portfolio manager for First Interstate Bank of California from 1988 to 1995.

                                    -- 58 --

GNMA FUND

The portfolio manager for the GNMA Fund is Paul A. Stevenson, Vice President, SAM. Mr. Stevenson has served as portfolio manager for the Fund since 1988. In addition, he is an Assistant Vice President of the SAFECO Life Insurance Company.

HIGH-YIELD BOND FUND

The portfolio manager for the High-Yield Bond Fund is Robert Kern, Assistant Vice President, SAM. Mr. Kern has served as a securities analyst for SAM since 1994. From 1988 to 1994, Mr. Kern was engaged by the SAFECO Insurance Companies in the Controller's Department.

MUNICIPAL FUND, CALIFORNIA FUND AND INSURED BOND FUND

The portfolio manager for the Municipal Fund, California Fund and Insured Bond Fund is Stephen C. Bauer, President, SAM. Mr. Bauer has served as portfolio manager for each of these Funds since it commenced operations: 1981 for the Municipal Fund, 1983 for the California Fund and 1992 for the Insured Bond Fund. Mr. Bauer is the portfolio manager for certain other SAFECO municipal bond funds, and also serves as a Director of SAM.

INTERMEDIATE MUNICIPAL FUND AND TAX-FREE MONEY FUND

The portfolio manager for the Intermediate Municipal Fund and Tax-Free Money Fund is Mary Metastasio, Vice President, SAM. Ms. Metastasio has served in various positions with SAM since 1985.

WASHINGTON FUND

The portfolio manager for the Washington Fund is Beverly Denny, Assistant Vice President, SAM. Ms. Denny was the Marketing Director for the SAFECO Mutual Funds from 1991 to 1993, and has been employed as an investment analyst with SAM since 1993.

MONEY FUND

The portfolio manager for the Money Fund is Naomi Urata, Assistant Vice President, SAM. Ms. Urata has been employed as an investment analyst for the SAFECO Mutual Funds since 1993. From 1990 to 1992, Ms. Urata served as Cash Manager for The Seattle Times.

                                    -- 59 --

Each portfolio manager and certain other persons related to SAM and the Funds are subject to written policies and procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by a Fund.

HOW TO PURCHASE SHARES

A completed and signed application must accompany payment for an initial purchase by mail and in all cases is necessary before a redemption can be made. Specific applications for retirement accounts must be completed and signed before any retirement account can be set up. (Not available for the Tax-Free Money Fund or any of the Tax-Exempt Bond Funds.) The Funds only accept funds drawn in U.S. dollars and payable through a U.S. bank. The Funds do not accept currency. The Funds issue shares in uncertificated form, but will issue certificates for whole shares without charge upon written request. You will be required to post a bond to replace missing certificates. Please note that SAFECO Services may not be able to provide participant sub-accounting services for all employee benefit or pension plans that require such services.

THE FUNDS RESERVE THE RIGHT TO REFUSE ANY OFFER TO PURCHASE SHARES.

INITIAL PURCHASES

MINIMUM INITIAL INVESTMENT $1,000 (IRA, UGMA AND UTMA $250).

Minimum initial investments are negotiable for retirement accounts other than IRAs. (Not available for the Tax-Free Money Fund or any of the Tax-Exempt Bond Funds.)

No minimum initial investment is required to establish an Automatic Investment Method account (except for certain UGMA or UTMA accounts) or Payroll Deduction Plan.

                                    -- 60 --

BY WRITTEN REQUEST


Send a check or money order payable to SAFECO Mutual Funds and a completed and signed application to the address on the first page of this Prospectus.


BY WIRE



Call toll-free 1-800-624-5711 for instructions.


Not available for retirement accounts.


IN PERSON


Visit a SAFECO Investor Center. Investor Centers are located at 1409 Fifth Avenue and 4333 Brooklyn Avenue N.E. in Seattle, Washington, and at 7528 164th Avenue NE, Suite A116, in Redmond, Washington. A representative will be available to assist you in completing your application.

ADDITIONAL PURCHASES

Minimum Additional Investment $100 for all accounts, except for UGMA or UTMA Automatic Investment Method ("AIM") accounts opened with an initial investment of $250 or more. These accounts have a minimum additional investment of only $50. There is no minimum investment for dividend reinvestments.

Minimum additional investments are negotiable for retirement plans other than IRAs.


BY WRITTEN REQUEST



Send a check or money order payable to SAFECO Mutual Funds to the address on the first page of this Prospectus. Please specify your account number and the name of the Fund(s) in which you wish to invest.



BY WIRE


Instruct your bank to send wires to U.S. Bank of Washington, N.A., Seattle, Washington, ABA #1250-0010-5, Account #0017-086083.

                                    -- 61 --

To ensure timely credit to your account, ask your bank to include the following information in its wire to U.S. Bank of Washington, N.A.:

/ / SAFECO Fund name and class name (No-Load)

/ / SAFECO account number

/ / Name of the registered owner(s) of the SAFECO account

Delays of purchases caused by inadequate wire instructions are not the responsibility of the Funds or SAFECO Services.

Your bank may charge a fee for wire services.


BY TELEPHONE



Call 1-800-624-5711 to reach a representative; or call 1-800-835-4391 for our automated system. You must have previously selected this service on your account application or by written request. Not available to open a new account or for retirement accounts.


Maximum purchase $100,000 per day, minimum purchase $100 per day.

Monies will be transferred from your predesignated bank account to your existing Fund account. Your bank may charge a fee if monies are wired to your Fund account. Please allow 15 business days after selecting this service for it to be available for first use.

Telephone purchases may be unavailable from some bank accounts and non-bank financial institutions.

Please read "Telephone Transactions" for important information.


OVER THE INTERNET



Visit the SAFECO Mutual Funds Web site at http://www.safecofunds.com. You must have previously mailed a completed and signed on-line services agreement to the address on the first page of this Prospectus. The on-line services agreement is available on the Web site or by contacting SAFECO Services at the address or phone number on the first page of this Prospectus. Not available to open a new account or for retirement accounts.


Maximum purchase $100,000 per day, minimum purchase $100 per day.

                                    -- 62 --

Monies will be transferred from your predesignated bank account to your existing Fund account. Your bank may charge a fee if monies are wired to your Fund account. Please allow 15 business days after selecting this service for it to be available for first use.

Purchases over the Internet may be unavailable from some bank accounts and non-bank financial institutions.

Please read "Transactions Over the Internet" for important information.


IN PERSON


You may make additional investments in person by visiting a SAFECO Investor Center. Investor Centers are located at 1409 Fifth Avenue and 4333 Brooklyn Avenue N.E. in Seattle, Washington, and at 7528 164th Avenue NE, Suite A116, in Redmond, Washington. A representative will be available to assist you.

THROUGH REGISTERED SECURITIES DEALERS

You may open your account and make additional investments through a registered securities dealer who is responsible for the prompt forwarding of purchase orders. A dealer may charge a transaction fee and may place more restrictive conditions on a purchase than would apply if you purchased your shares directly from a Fund.

THROUGH REGISTERED INVESTMENT ADVISERS

Please read "Transactions Through Registered Investment Advisers" for important information.

SHARE PURCHASE PRICE


You will buy full and fractional shares at the net asset value ("NAV") next computed after your check, money order or wire is received by the Funds or an authorized financial intermediary. For telephone purchase orders, you will receive the price per share calculated on the day monies are received from your bank account. (The Money Fund and Tax-Free Money Fund intend to maintain a NAV of $1.00.) See "Share Price Calculation" for more information.


                                    -- 63 --

HOW TO REDEEM SHARES

BY WRITTEN REQUEST


Shares may be redeemed by sending a letter that specifies your account number, the Fund's name, and the number of shares or dollar amount you wish to redeem. The request should be sent to the address on the first page of this Prospectus. The request must be signed by the appropriate number of owners, and in some cases, a signature guarantee may be required. In all cases, SAFECO Services must have a signed and completed application on file before a redemption can be made. See "Account Changes and Signature Requirements" for more information.

Retirement account shareholders must specify whether or not they elect 10% federal income tax withholding from a distribution.


BY TELEPHONE



Call 1-800-624-5711 to reach a representative; or call 1-800-835-4391 for our automated system. You must have previously selected this service on your account application or by written request. Telephone redemptions are not available for retirement accounts or shares issued in certificate form. You may request that redemption proceeds be sent directly to your predesignated bank account or mailed to your account address of record.


Please read "Telephone Transactions" for important information.


OVER THE INTERNET



Visit the SAFECO Mutual Funds Web site at http://www.safecofunds.com. You must have previously mailed a completed and signed on-line services agreement to the address on the first page of this Prospectus. The on-line services agreement is available on the website or by contacting SAFECO Services at the address or phone number on the first page of this Prospectus. Redemptions over the Internet are not available for retirement accounts or shares issued in certificate form. You may request that redemption proceeds be sent directly to your predesignated bank account or mailed to your account address of record.


Please read "Transactions Over the Internet" for important information.

                                    -- 64 --

MONEY MARKET FUNDS ONLY -- BY REDEMPTION CHECK

SAFECO Services will send to you, free of charge, redemption checks (drafts) payable through U.S. Bank of Washington, N.A. Redemption checks are not available to IRA shareholders or for shares issued in certificate form. Redemption checks may be made payable to any person or entity and must contain the proper number of signatures. Redemption checks must be for $500 or more. Neither the Money Market Funds nor SAFECO Services will be liable for payment of postdated redemption checks. At SAFECO Services' discretion, and upon three (3) days' written notice, SAFECO Services reserves the right to close any account upon which checks have been written more than once without sufficient funds available. See "Account Changes and Signature Requirements" for further information.


IN PERSON


Shares may be redeemed in person by visiting a SAFECO Investor Center. Investor Centers are located at 1409 Fifth Avenue and 4333 Brooklyn Avenue N.E. in Seattle, Washington, and at 7528 164th Avenue NE, Suite A116, in Redmond, Washington. Funds for shares redeemed in person may be mailed to your address of record, sent directly to your bank or retrieved directly from the SAFECO Investor Center once they become available.

THROUGH REGISTERED SECURITIES DEALERS

Requests for redemption of shares by wire or telephone will be accepted from registered securities dealers under agreement with each Fund's principal underwriter. The dealer may charge a transaction fee for any order processed.

THROUGH REGISTERED INVESTMENT ADVISERS

Please read "Transactions Through Registered Investment Advisers" for important information.

PLEASE NOTE THE FOLLOWING: If your shares were purchased by wire, redemption proceeds will be available immediately. If shares were purchased by means other than wire, each Fund reserves the right to hold the proceeds of your redemption for up to 15 business days after investment or until such time as the Fund has received assurance that your investment will be honored by the bank on which it was drawn, whichever occurs first.

                                    -- 65 --

SAFECO Services charges a $10 fee to wire redemption proceeds. In addition, some banks may charge a fee to receive wires.

If shares are issued in certificate form, the certificates must accompany a redemption request and be duly endorsed.

Under some circumstances (E.G., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before a redemption can be made.

SHARE REDEMPTION PRICE AND PROCESSING

Your shares will be redeemed at the NAV per share next calculated after receipt by the Funds or an authorized financial intermediary of your request that meets the redemption requirements of the Funds. The value of the shares you redeem may be more or less than the dollar amount you purchased, depending on the market value of the shares at the time of redemption. See "Share Price Calculation" for more information.

Redemption proceeds will normally be sent on the next business day following receipt of your redemption request. If your redemption request is received after the close of trading on the New York Stock Exchange ("NYSE") (normally 1:00 p.m. Pacific time), proceeds will normally be sent on the second business day following receipt. Each Fund, however, reserves the right to postpone payment of redemption proceeds for up to seven days if making immediate payment could adversely affect its portfolio. In addition, redemptions may be suspended or payment dates postponed if the NYSE is closed, its trading is restricted or the Securities and Exchange Commission declares an emergency.

Due to the high cost of maintaining small accounts, your account may be closed upon 60 days' written notice if at the time of any redemption or exchange the total value falls below $100. Your shares will be redeemed at the NAV per share calculated on the day your account is closed and the proceeds will be sent to you.

HOW TO SYSTEMATICALLY PURCHASE OR REDEEM SHARES


Call 1-800-624-5711 for more information.


                                    -- 66 --

AUTOMATIC INVESTMENT METHOD ("AIM")

AIM enables you to make regular monthly investments by authorizing SAFECO Services to withdraw a specific amount from your bank account and invest the amount in any Fund. AIM has a minimum of $100 per withdrawal per Fund for all accounts (except UGMA and UTMA accounts which have a lower $50 minimum for additional investments, provided that the account was opened with an initial investment of at least $250).

PAYROLL DEDUCTION PLAN

An employer or other entity using group billing may establish a self-administered payroll deduction plan. Payroll deduction amounts are negotiable.

SYSTEMATIC WITHDRAWAL PLAN

This plan enables you to receive a portion of your investment on a monthly basis. A Fund automatically redeems shares in your account and sends you a withdrawal check (minimum amount $50 per Fund).

HOW TO EXCHANGE SHARES FROM ONE FUND TO ANOTHER

An exchange is the redemption of shares of one SAFECO Fund and the purchase of shares of another SAFECO Fund in accounts that are identically registered, I.E., have the same registered owners and account number. For income tax purposes, depending on the cost or other basis of the shares you exchange, you may realize a capital gain or loss when you make an exchange. You may purchase shares of a SAFECO Fund by exchange only if it is qualified for sale in the state where you reside. Before exchanging into another SAFECO Fund, please read its current Prospectus.


BY WRITTEN REQUEST


Shares may be exchanged by writing SAFECO Services at the address on the first page of this Prospectus. Please designate the SAFECO Funds you wish to exchange out of and into as well as your account number. The request must be signed by the number of owners designated on your account application, and in some cases a signature guarantee may be required. See "Account Changes and Signature Requirements" for more information.

                                    -- 67 --

If the shares you want to exchange are evidenced by certificates, the certificates must accompany the request and be duly endorsed.

Under some circumstances (E.G., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before an exchange can be made.


BY TELEPHONE



Call 1-800-624-5711 to reach a representative; or call 1-800-835-4391 for our automated system. You must have previously selected this service on your account application or by written request.


Exchanges by telephone must be in amounts of $1,000 or more. Telephone exchanges are not available for shares issued in certificate form. Please read "Telephone Transactions" for important information.


OVER THE INTERNET



Visit the SAFECO Mutual Funds Web site at http://www.safecofunds.com. You must have previously mailed a completed and signed on-line services agreement to the address on the first page of this Prospectus. The on-line services agreement is available on the Web site or by contacting SAFECO Services at the address or phone number on the first page of this Prospectus.


Exchanges over the Internet must be in amounts of $1,000 or more.

Exchanges over the Internet are not available for shares issued in certificate form. Please read "Transactions Over the Internet" for important information.

THROUGH REGISTERED INVESTMENT ADVISERS

Please read "Transactions Through Registered Investment Advisers" for important information.

LIMITATIONS


The Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies can have on efficient portfolio management, the Funds have instituted certain policies to discourage


                                    -- 68 --
excessive exchange and simultaneous order transactions. Therefore, each Fund reserves the right to refuse exchange purchases or simultaneous order transactions by any person or group if, in SAM's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. A Fund may be adversely affected in a number of ways, including, for example, when a person or entity pursuing a market-timing strategy engages in exchanges or simultaneous order transactions involving relatively large sums in a relatively small Fund. The refusal of such exchange purchases or simultaneous order transactions may occur without prior notice.



Also, excessive exchange and simultaneous order transactions increase transactions costs for all shareholders. Therefore, in order to reduce transaction costs, exchange and simultaneous order transactions (or any combination thereof) will be limited to 4 in any 12 month period per Fund per account. Exchange purchases or simultaneous order transactions may be refused before an account holder has engaged in 4 such transactions if, in SAM's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected.



For purposes of these limitations, a "simultaneous order transaction" is a transaction involving a redemption from one SAFECO Mutual Fund and a reinvestment shortly thereafter into another SAFECO Mutual Fund. In order to protect the Funds' shareholders, SAM reserves the right to exercise its discretion in determining whether a particular transaction qualifies as a simultaneous order transaction. In addition to the foregoing limitations on exchanges and simultaneous order transactions, as described above, the Funds reserve the right to refuse any offer to purchase shares.


SHARE EXCHANGE PRICE AND PROCESSING

The shares of the SAFECO Fund you are exchanging from will be redeemed at the price next computed after your exchange request is received by the Funds or an authorized financial intermediary. Normally the purchase of the SAFECO Fund you are exchanging into is executed on the same day. However, each Fund reserves the right to delay the payment of proceeds and, hence, the purchase in an exchange for up to seven days if making

                                    -- 69 --
immediate payment could adversely affect the portfolio of the Fund whose shares are being redeemed. The exchange privilege may be modified or terminated with respect to a Fund at any time, upon at least 60 days' notice to shareholders.

TELEPHONE TRANSACTIONS


To purchase, redeem or exchange shares by telephone, call 1-800-624-5711 between 5:30 a.m. and 7:00 p.m. Pacific time, Monday through Friday, except certain holidays to reach a representative; or call 1-800-835-4391 24 hours a day for our automated system. All telephone calls are tape-recorded for your protection. During times of drastic or unusual market volatility, it may be difficult for you to exercise the telephone transaction privileges.


To use the telephone purchase, redemption and exchange privileges, you must have previously selected these services either on your account application or by having submitted a request in writing to SAFECO Services at the address on the first page of this Prospectus. Purchasing, redeeming or exchanging shares by telephone allows the Funds and SAFECO Services to accept telephone instructions from an account owner or a person preauthorized in writing by an account owner.

Each Fund and SAFECO Services reserve the right to refuse any telephone transaction when a Fund or SAFECO Services, in its sole discretion, is unable to confirm to its satisfaction that a caller is the account owner or a person preauthorized by the account owner.

SAFECO Services has established security procedures to prevent unauthorized account access. There can be no assurance, however, that telephone transaction activity will be completely secure or free from delays or malfunctions. The Funds and SAFECO Services will not be liable for the authenticity of instructions received by telephone that a Fund or SAFECO Services, in its discretion, believes to be delivered by an account owner or preauthorized person, provided that the Fund or SAFECO Services follows reasonable procedures to identify the caller. The shareholder will bear the risk of any resulting loss. The Funds and SAFECO Services will employ

                                    -- 70 --
reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include requiring the account owner to select the telephone privilege in writing prior to first use and to designate persons authorized to deliver telephone instructions. SAFECO Services records telephone transactions and may request certain identifying information from the caller. Neither the Funds nor SAFECO Services will be responsible for the negligent or wrongful acts of third parties.

The telephone transaction privileges may be suspended, limited, modified or terminated at any time without prior notice by the Funds or SAFECO Services. The Funds and SAFECO Services may be liable if they do not employ reasonable procedures to confirm that telephone transactions are genuine.

TRANSACTIONS OVER THE INTERNET


You may purchase, sell or exchange shares over the Internet by visiting the SAFECO Mutual Funds Web site at http://www.safecofunds.com and using SAFECO Mutual Funds' On-Line Services (the "On-Line Services"). To use the On-Line Services, you must complete, sign and mail to SAFECO Services an on-line services agreement, which is available on the Web site or by contacting SAFECO Services at the address or phone number on the first page of this Prospectus.


Each Fund and SAFECO Services reserve the right to refuse any transaction over the Internet for any reason whatsoever, including if SAFECO Services believes unauthorized access has occurred or is occurring. The Funds and SAFECO Services will not be liable for the authenticity of instructions received over the Internet that SAFECO Services reasonably believes to have been transmitted by an account owner or preauthorized person.

SAFECO Services has established security procedures, such as firewalls and data encryption, to prevent unauthorized account access. There can be no assurance, however, that activity over the Internet will be completely secure or free from delays or malfunctions. Neither the Funds nor SAFECO Services will be responsible for the negligent or wrongful acts of third parties. The shareholder, by signing the on-line services agreement or by using the On-Line Services, will bear the risk of any such losses.

                                    -- 71 --

On-line transaction privileges may be suspended, limited, modified or terminated at any time without prior notice by the Funds or SAFECO Services.

TRANSACTIONS THROUGH REGISTERED INVESTMENT ADVISERS

SAFECO Services may accept instructions for share transactions and account information changes from investment advisers who are acting on behalf of shareholders, provided that the adviser is registered under the Investment Advisers Act of 1940, has a signed agreement with SAFECO Services and has an executed power of attorney from the shareholder, in an acceptable form, on file with SAFECO Services. Advisers may charge a fee to shareholders for their services. The Trust, the Funds and SAFECO Services have no control over, or involvement with, the fees charged by advisers for such services. Advisers are responsible for the prompt forwarding of instructions on shareholders' accounts to SAFECO Services and are bound by the terms of this Prospectus. The Trust, the Funds, SAFECO Services and their affiliated companies will not be responsible to any shareholder for any losses, liabilities, costs or expenses associated with any investment advice or recommendation provided by the adviser to the shareholder or for accepting and following any instructions from such adviser on the shareholder's account(s).

SHARE PRICE CALCULATION


The NAV of the No-Load Class shares of each Fund is computed at the close of regular trading on the NYSE (normally 1:00 p.m. Pacific time) each day that the NYSE is open for trading. NAV is determined separately for each class of shares of each Fund. The NAV of a Fund is calculated by subtracting a Fund's liabilities from its assets and dividing the result by the number of outstanding shares. In calculating the net asset value of each class, appropriate adjustments will be made to each class's NAV to reflect expenses allocated to it.


For each Fund except the Money Market Funds, securities are valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between

                                    -- 72 --
securities. Valuations of a Fund's portfolio securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Like most money market funds, each Money Market Fund values the securities it owns on the basis of amortized cost. Each Fund may use amortized cost valuation as long as the Trust's Board of Trustees determines that it fairly reflects market value. Amortized cost valuation involves valuing a security at its cost and adding or subtracting, ratably to maturity, any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps each Money Market Fund maintain a stable $1.00 share price.

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS

Each Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993. Each Trust is authorized to issue an unlimited number of shares of beneficial interest. The Trustees may establish additional series or classes of shares of the Trusts without the approval of shareholders.

In addition to the No-Load Class of shares, the Intermediate Treasury, High-Yield Bond, Managed Bond, Municipal, California, Washington and Money Funds also offer two other classes of shares through a separate prospectus to investors who engage the services of an investment professional: Advisor Class A shares and Advisor Class B shares. Advisor Class A shares (except Advisor Class A shares of the Money Market Fund) are sold subject to an initial sales charge and Advisor Class B shares are sold subject to a contingent deferred sales charge. Advisor Class A and Advisor Class B shares incur different expenses than No-Load Class shares. Accordingly, the performance of the three classes will differ. For more information about Advisor Class A shares and Advisor Class B shares of any Fund, please call 1-800-463-8791.

                                    -- 73 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS (CONTINUED)

Each share of a Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, with respect to the Funds with more than one class of shares, dividends and liquidation proceeds for each class will likely differ due to the differing expenses borne by each class.

The Trusts do not intend to hold annual meetings of shareholders of the Funds. The Trustees will call a special meeting of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote. Separate votes are taken by each class of shares, Fund, or the Trust if a matter affects only that class of shares, Fund, or the Trust, respectively.

Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, each Trust Instrument requires that every written obligation of a Trust or a Fund contain a statement that such obligation may be enforced only against the assets of a Trust or Fund and generally provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

Because the Trusts use a combined Prospectus, it is possible that a Fund might become liable for a misstatement about the series of another Trust contained in the Prospectus. The Trustees have considered this factor in approving the use of a single, combined Prospectus.

SAM is the investment adviser for each Fund under an agreement with each Trust. Under each agreement, SAM is responsible for the overall management of each Trust's and each Fund's business affairs. SAM provides investment research, advice, management and supervision to each Trust and each Fund, and, consistent with each Fund's investment objectives and policies, SAM determines what securities will be purchased, retained or sold by each Fund and implements those decisions. Each Fund pays SAM an annual management fee based on a percentage of that Fund's net assets ascertained each business day and paid monthly in accordance with the schedules below.

                                    -- 74 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS (CONTINUED)

A reduction in the fees paid by a Fund occurs only when that Fund's net assets reach the dollar amounts of the break points and applies only to the assets that fall within the specified range:

    INTERMEDIATE TREASURY FUND

NET ASSETS             ANNUAL FEE
$0 - $250,000,000       .55 of 1%
$250,000,001 -
$500,000,000            .45 of 1%
$500,000,001 -
$750,000,000            .35 of 1%
Over $750,000,000       .25 of 1%


  GNMA AND HIGH-YIELD BOND FUNDS

NET ASSETS             ANNUAL FEE
$0 - $250,000,000       .65 of 1%
$250,000,001 -
$500,000,000            .55 of 1%
$500,000,001 -
$750,000,000            .45 of 1%
Over $750,000,000       .35 of 1%

        MANAGED BOND FUND

NET ASSETS             ANNUAL FEE
$0 - $100,000,000       .50 of 1%
$100,000,001 -
$250,000,000            .40 of 1%
Over $250,000,000       .35 of 1%

   INTERMEDIATE MUNICIPAL FUND

NET ASSETS             ANNUAL FEE
$0 - $250,000,000       .55 of 1%
$250,000,001 -
$500,000,000            .45 of 1%
$500,000,001 -
$750,000,000            .35 of 1%
Over $750,000,000       .25 of 1%

                                    -- 75 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS (CONTINUED)

INSURED BOND AND WASHINGTON FUNDS

NET ASSETS             ANNUAL FEE
$0 - $250,000,000       .65 of 1%
$250,000,001 -
$500,000,000            .55 of 1%
$500,000,001 -
$750,000,000            .45 of 1%
Over $750,000,000       .35 of 1%


  MUNICIPAL AND CALIFORNIA FUNDS

NET ASSETS             ANNUAL FEE
$0 - $100,000,000       .55 of 1%
$100,000,001 -
$250,000,000            .45 of 1%
$250,000,001 -
$500,000,000            .35 of 1%
Over $500,000,000       .25 of 1%

            MONEY FUND

NET ASSETS             ANNUAL FEE
$0 - $250,000,000       .50 of 1%
$250,000,001 -
$500,000,000            .40 of 1%
$500,000,001 -
$750,000,000            .30 of 1%
Over $750,000,000       .25 of 1%

       TAX-FREE MONEY FUND

NET ASSETS             ANNUAL FEE
$0 - $100,000,000       .50 of 1%
$100,000,001 -
$250,000,000            .40 of 1%
$250,000,001 -
$500,000,000            .30 of 1%
Over $500,000,000       .20 of 1%

The Trusts and each Fund will bear all expenses of their organization, operations and business not specifically assumed by SAM under each Fund's management contract. Such expenses may include, among others, custody and accounting expenses, transfer agency and related expenses, distribution and shareholder servicing expenses, expenses related to preparing, printing

                                    -- 76 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS (CONTINUED)

and delivering prospectuses and shareholder reports, the expenses of holding shareholders' meetings, legal fees, the compensation of non-interested trustees of the Trusts, brokerage, taxes and extraordinary expenses.

The distributor for the No-Load Class shares of each Fund under an agreement with each Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities receives no compensation from the Trusts or the Funds for its services as distributor of the No-Load Class shares.

The transfer, dividend and distribution disbursement and shareholder servicing agent for the No-Load Class shares of each Fund under an agreement with each Trust is SAFECO Services. SAFECO Services receives a fee from each Fund for each shareholder account held in that Fund. SAFECO Services may enter into subcontracts with registered broker-dealers, third party administrators and other qualified service providers that generally perform shareholder, administrative, and/or accounting services which would otherwise be provided by SAFECO Services. Fees incurred by a Fund for these services will not exceed the transfer agency fee payable to SAFECO Services. Any distribution expenses associated with these arrangements will be borne by SAM.

SAM, SAFECO Securities and SAFECO Services are wholly-owned subsidiaries of SAFECO Corporation (a holding company whose primary subsidiaries are engaged in insurance and related financial services businesses). SAFECO Securities and SAFECO Services are each located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

PERSONS CONTROLLING CERTAIN FUNDS


At April 3, 1998, SAFECO Insurance Company of America ("SAFECO Insurance") controlled the Intermediate Treasury, Intermediate Municipal, Insured Bond and Washington Funds.



At April 3, 1998, SAM controlled the Managed Bond Fund.


                                    -- 77 --

SAFECO Insurance, a Washington corporation and a wholly-owned subsidiary of SAFECO Corporation, has its principal place of business at SAFECO Plaza, Seattle, Washington 98185. SAM, a Washington corporation and a wholly-owned subsidiary of SAFECO Corporation, has its principal place of business at Two Union Square, 25th Floor, Seattle, WA 98101.

PERFORMANCE INFORMATION


The yield, tax-equivalent yield, total return and average annual total return of each class of a Fund may be quoted in advertisements. For each Fund except the Money Fund and Tax-Free Money Fund, yield is the annualization on a 360-day basis of a class's net income per share over a 30-day period divided by the class's NAV per share on the last day of the period; tax-equivalent yield is, given an investor's tax bracket, the taxable yield necessary to equal a Fund's non-taxable yield on an after-tax basis over the same period of time. The formula for yield and tax-equivalent yield is defined by regulation. Consequently, the rate of actual income distributions paid by the Funds may differ from quoted yield figures. Total return is the total percentage change in an investment in a class of a Fund, assuming the reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is the annual percentage change in an investment in a class of a Fund, assuming the reinvestment of dividends and capital gain distributions, over a stated period of time. Performance quotations are calculated separately for each class of a Fund. A Fund's portfolio turnover rate will vary from year to year. A high portfolio turnover rate involves correspondingly higher transaction costs in the form of dealer spreads and other costs that a Fund will bear directly.


For the Money Fund and Tax-Free Money Fund, yield is the annualization on a 365-day basis of either Fund's net income over a 7-day period. Effective yield is the annualization, on a 365-day basis, of either Fund's net income over a 7-day period with dividends reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the Tax-Free Money Fund, tax-equivalent yield is, given an investor's tax bracket, the taxable yield necessary to equal the Fund's yield on an after-tax basis over the same period of time. The formula

                                    -- 78 --
for yield and tax-equivalent yield is defined by regulation. Consequently, the rate of actual income distributions paid by the Funds may differ from quoted yield figures. Each Fund's yield will fluctuate.

From time to time, the Funds may advertise rankings. Rankings are calculated by independent companies that monitor mutual fund performance (E.G., CDA INVESTMENT TECHNOLOGIES, LIPPER ANALYTICAL SERVICES, INC., and MORNINGSTAR, INC.) and are reported periodically in national financial publications such as BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S BUSINESS DAILY, MONEY MAGAZINE, and THE WALL STREET JOURNAL. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including, but not necessarily limited to, different time periods and different initial investment amounts. Each Fund may also compare its performance to the performance of relevant indices.

Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results. The yield and (except for the Money Market Funds) share price of each class of a Fund will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.

FUND DISTRIBUTIONS AND HOW THEY ARE TAXED

DIVIDEND AND OTHER DISTRIBUTIONS


Each Fund declares dividends on each business day from its net investment income (which includes accrued interest, earned discount, and other income earned on portfolio securities less expenses) and shares become entitled to declared dividends on the next business day after they are purchased for your account. If you request redemption of all your shares at any time during a month, you will receive all declared dividends through the date of redemption, together with the proceeds of the redemption. Each Fund except the Money Market and Tax-Free Money Market Funds declares capital gains on the last business day of each year.



Your dividends and capital gains distributions are reinvested in additional shares of the distributing Fund at net asset value per share, generally determined as of the close of business on the ex-distribution date, unless you elect in writing to receive dividends and/or other distributions in cash and


                                    -- 79 --
that election is provided to SAFECO Services at the address on the first page of this Prospectus. The election remains in effect until revoked by written notice to SAFECO Services. For retirement accounts, all dividends and other distributions declared by a Fund must be invested in additional shares of that Fund.

States generally treat the pass through of interest earned on U.S. Treasury securities and other direct obligations of the U.S. government as tax-free income in the calculation of their state income tax. This treatment may be dependent upon the maintenance of certain minimum percentages of fund ownership of these securities. The Intermediate Treasury Fund will invest primarily in these securities, while the GNMA Fund may occasionally invest a portion of its portfolio in these securities.

Please remember that if you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the price back as a taxable distribution.

TAXES -- GENERAL

Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Fund will not be subject to federal income taxes to the extent it distributes its net investment income and realized capital gains to its shareholders. Each Fund will inform you as to the amount and nature of dividends and other distributions to your account. Dividends and other distributions declared in December, but received by shareholders in January, are taxable to shareholders in the year in which declared.

SPECIAL CONSIDERATIONS FOR THE TAX-EXEMPT BOND FUNDS AND THE TAX-FREE MONEY FUND

Each of the Tax-Exempt Bond Funds and the Tax-Free Money Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code, so as to be able to pay dividends that are exempt from federal personal income taxes. The portion of dividends representing net short-term capital gains, however, is not exempt and will be treated as taxable dividends for federal income tax purposes. In addition,

                                    -- 80 --
income which is derived from purchasing certain bonds below their issued price after April 30, 1993, will be treated as ordinary income for federal income tax purposes.

A portion of a Fund's assets may from time-to-time be temporarily invested in fixed-income obligations, the interest on which when distributed to the Fund's shareholders will be subject to federal income taxes. The Funds will not purchase so-called "non-essential or private activity" bonds, the interest on which would constitute a preference item for shareholders in determining their alternative minimum tax.

The excess of net long-term capital gains realized by a Fund over net short-term capital loss on portfolio transactions does not necessarily result in exemption under other federal, state or local income taxes. Shareholders of each Fund should bear in mind that they may be subject to other taxes. If a shareholder buys shares of a Fund and sells them at a loss within six months, such loss for federal income tax purposes will be disallowed to the extent of the tax-exempt interest component of dividends received during such six-month period. If a shareholder buys shares of a Fund and sells them at a loss within six months, to the extent not disallowed in the previous paragraph and to the extent of any long-term capital gains distributions, the loss will be treated as a long-term capital loss for federal income tax purposes. Individuals who receive Social Security benefits must use the amount of income dividends received from each of the Funds in determining the amount of any federal income tax due on such benefits. Under the Code, the tax effect on individuals of receiving dividends from any of the Funds is substantially different from the tax effect on other types of shareholders.

CALIFORNIA FUND

The California Fund intends to pay dividends that are exempt from California State personal income taxes. This would not include taxable interest paid on temporary investments, if any. Generally, the tax treatment of capital gains under California law is the same as under federal law, but such gains are taxed at the same rates as ordinary income. Capital gains distributions paid by the California Fund are treated as long-term capital gains under California law regardless of how long the shares have been

                                    -- 81 --
held. Redemptions and exchanges of the California Fund may result in a capital gain or loss for California income tax purposes. Under California law, the dividend income from California municipal bonds is exempt from the California personal income tax applicable to individual shareholders but is fully taxable for purposes of the California franchise tax applicable to most corporate shareholders. Shares of the California Fund will not be subject to the California property tax.

WASHINGTON FUND

Currently the State of Washington has no State personal income tax. Should Washington State enact a personal income tax, there can be no assurance that income from the Washington Fund's portfolio securities which is distributed to shareholders would be exempt from such a tax.

TAX WITHHOLDING INFORMATION

You will be asked to certify on your account application or on a separate form that the taxpayer identification number you provide is correct and that you are not subject to, or are exempt from, backup withholding for previous under-reporting to the Internal Revenue Service.

Retirement plan distributions may be subject to federal income tax withholding. However, you may elect not to have any distributions withheld by checking the appropriate box on the Redemption Request form or by instructing SAFECO Services in writing at the address on the first page of this Prospectus.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders; see the Statement of Additional Information for additional tax information. There may be other federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your tax adviser.

TAX-DEFERRED RETIREMENT PLANS

SAFECO Services offers a variety of tax-deferred retirement plans for individuals, businesses and non-profit organizations. An account may be established under one of the following plans which allow you to defer

                                    -- 82 --
investment income from federal income tax while you save for retirement. Many of the SAFECO Funds may be used as an investment vehicle for these plans.

INDIVIDUAL RETIREMENT ACCOUNT (IRAS). The maximum annual contribution is $2,000 per person. An annual custodial fee will be charged for any part of a calendar year in which you have an IRA investment in a Fund.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP-IRAS). SEP-IRAs are easily administered retirement plans for small businesses and self-employed individuals. Currently, annual contributions of up to the lesser of $24,000 or 15% of compensation may be made to SEP-IRA accounts; the annual contribution limit is subject to change. SEP-IRAs have the same investment minimums and custodial fees as regular IRAs.

403(b) PLANS. 403(b) plans are retirement plans for tax-exempt organizations and school systems to which employers and employees both may contribute. Minimum investment amounts are negotiable.

401(k) PLANS. 401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. SAFECO Services offers a low-cost administration package that includes a prototype plan, record keeping, testing and employee communications. Minimum investment amounts are negotiable.

PROFIT-SHARING AND MONEY PURCHASE PENSION PLANS. These plans allow corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan to maximize contributions. SAFECO Services offers an administration package for these plans. Minimum investment amounts are negotiable.

THE ASSETS OF THESE PLANS MAY NOT BE INVESTED IN ANY OF THE TAX-EXEMPT BOND FUNDS OR THE TAX-FREE MONEY FUND.

For information about the above accounts and plans, please call 1-800-278-1985. For a description of federal income tax withholding on distributions from these accounts and plans, see "Fund Distributions and How They are Taxed -- Tax Withholding Information."

                                    -- 83 --

ACCOUNT STATEMENTS

Periodically, you will receive an account statement showing your current Fund holdings and transactions affecting your account. Confirmation statements will be sent to you after each transaction that affects your account balance. Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services will consider the transactions listed on the confirmation statement to be correct.

ACCOUNT CHANGES AND SIGNATURE REQUIREMENTS

Changes to your account registration or the services you have selected must be in writing and signed by the person(s) specified on your account application as having authority to make changes. Send written changes to SAFECO Services at the address on the first page of this Prospectus. Certain changes to the Automatic Investment Method and Systematic Withdrawal Plan can be made by telephone if you have previously selected single signature authorization for your account. You must specify on your account application the number of signatures required to authorize redemptions and exchanges and to change account registration or the services selected. Authorizing fewer than all account owners to take such actions has important implications. For example, one owner of a joint tenant account could redeem money without the co-owner's signature. If you do not indicate otherwise on the application, the signatures of all account owners will be required to effect a transaction. Your selection of fewer than all account owner signatures may be revoked by any account owner who writes to SAFECO Services at the address on the first page of this Prospectus. SAFECO Services may require a signature guarantee for a signature that cannot be verified by comparison to the signature(s) on your account application. A signature guarantee may be obtained from most financial institutions, including banks, savings and loans and broker-dealers.

                                    -- 84 --

DEBT SECURITIES HELD BY THE
HIGH-YIELD BOND FUND

The weighted average ratings of all fixed-income securities, expressed as a percentage of total investments held by the High-Yield Bond Fund during the fiscal year ended December 31, 1997, were as follows:

MOODY'S                 %      S&P                     %
------------------  ---------  ------------------  ---------
                      INVESTMENT GRADE
------------------------------------------------------------
Aaa                        --  AAA                        --
Aa                         --  AA                         --
A                          --  A                          --
Baa                        --  BBB                        --

                   BELOW INVESTMENT GRADE
------------------------------------------------------------
Ba                      14.77% BB                      11.99%
B                       56.98% B                       63.58%
Caa                        --  CCC                        --
Ca                         --  CC                         --
C                          --  C                          --
                               D                          --
Not Rated, but                 Not Rated, but
  determined to                  determined to
  be investment                  be investment
  grade                          grade
Not Rated, but                 Not Rated, but
  determined to be               determined to be
  below investment               below investment
  grade                 20.20%   grade                 16.37%

                                    -- 85 --

DESCRIPTION OF RATINGS

Ratings by Moody's and S&P represent their respective opinions as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

COMMERCIAL PAPER RATINGS

MOODY'S. Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Issuers rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. Issuers rated Prime-3 have an acceptable ability for the repayment of senior short-term debt obligations.

S&P. For issues designated A-1 the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For issuers designated A-2 capacity for timely payment is satisfactory. Issuers designated A-3 have adequate capacity for timely payment.

DEBT RATINGS
MOODY'S

INVESTMENT GRADE:
Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                                    -- 86 --

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BELOW INVESTMENT GRADE:

Baa -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa have poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                    -- 87 --

S&P


INVESTMENT GRADE:

AAA -- Debt which is rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt which is rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -- Debt which is rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BELOW INVESTMENT GRADE:

BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                    -- 88 --

MUNICIPAL NOTES AND OTHER
SHORT-TERM OBLIGATION RATINGS

MOODY'S. Moody's rates municipal notes and other short-term obligations using Moody's Investment Grade ("MIG").

MIG-1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3 -- This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P. Ratings for municipal notes and other short-term obligations are designated by S&P's note rating. S&P's note rating reflects the liquidity concerns and market-access risk unique to notes. Notes due in three years or less will likely receive a note rating.

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                                    -- 89 --

SAFECO FAMILY OF FUNDS

STABILITY OF PRINCIPAL

  SAFECO Money Market Fund
  SAFECO Tax-Free Money Market Fund

BOND INCOME

  SAFECO Intermediate-Term U.S. Treasury Fund
  SAFECO GNMA Fund
  SAFECO High-Yield Bond Fund
  SAFECO Managed Bond Fund

TAX-FREE BOND INCOME

  SAFECO Intermediate-Term Municipal Bond Fund
  SAFECO Insured Municipal Bond Fund
  SAFECO Municipal Bond Fund
  SAFECO California Tax-Free Income Fund
  SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME WITH LONG-TERM GROWTH

  SAFECO Income Fund

LONG-TERM GROWTH

  SAFECO Growth Fund
  SAFECO Equity Fund
  SAFECO Northwest Fund
  SAFECO International Stock Fund
  SAFECO Balanced Fund
  SAFECO Small Company Stock Fund
  SAFECO U.S. Value Fund

FOR MORE COMPLETE INFORMATION ON ANY SAFECO MUTUAL FUND, INCLUDING MANAGEMENT FEES AND EXPENSES, CALL OR WRITE FOR A FREE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

TO REQUEST A PROSPECTUS:
  Nationwide: 1-800-426-6730



FOR 24-HOUR AUTOMATED PERFORMANCE INFORMATION AND TRANSACTIONS:
  Nationwide: 1-800-835-4391



FOR SHAREHOLDER SERVICE*:
  Nationwide: 1-800-624-5711
  Deaf and Hard of Hearing TTY/TDD Service:
  1-800-438-8718


* All telephone calls are tape-recorded for your protection.


INTERNET ADDRESS:
www.safecofunds.com



EMAIL: mfunds@safeco.com


MAILING ADDRESS:
SAFECO Mutual Funds
No-Load Class Shares
P.O. Box 34890
Seattle, WA 98124-1890


EXPRESS/OVERNIGHT MAIL:
SAFECO Mutual Funds
No-Load Class Shares
4333 Brooklyn Avenue NE
Seattle, WA 98105


DISTRIBUTOR
SAFECO Securities, Inc.
NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUSTS, ANY FUND, OR BY SAFECO SECURITIES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY ANY TRUST, ANY FUND, OR BY SAFECO SECURITIES IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION MAY NOT LAWFULLY BE MADE.


                                                              GMF 979 4/98


                                                                      [LOGO]
                                                Printed on Recycled Paper.
               -Registered Trademark- Registered trademark of SAFECO Corporation

                              SAFECO COMMON STOCK TRUST
                                 SAFECO GROWTH FUND
                                 SAFECO EQUITY FUND
                                 SAFECO INCOME FUND
                               SAFECO NORTHWEST FUND
                                SAFECO BALANCED FUND
                          SAFECO INTERNATIONAL STOCK FUND
                          SAFECO SMALL COMPANY STOCK FUND
                               SAFECO U.S. VALUE FUND

                             SAFECO TAXABLE BOND TRUST:
                    SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                                  SAFECO GNMA FUND
                            SAFECO HIGH-YIELD BOND FUND

                             SAFECO MANAGED BOND TRUST:
                              SAFECO MANAGED BOND FUND

                           SAFECO TAX-EXEMPT BOND TRUST:
                    SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                         SAFECO INSURED MUNICIPAL BOND FUND
                             SAFECO MUNICIPAL BOND FUND
                       SAFECO CALIFORNIA TAX-FREE INCOME FUND
                    SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

                             SAFECO MONEY MARKET TRUST:
                              SAFECO MONEY MARKET FUND
                         SAFECO TAX-FREE MONEY MARKET FUND

                                   NO-LOAD CLASS
                        Statement of Additional Information

This Statement of Additional Information is not a prospectus and should be read in conjunction with the No-Load Prospectus for each Fund listed above (collectively, "Funds"). Copies of the Funds' Prospectuses may be obtained by
writing SAFECO Mutual Funds, P.O. Box 34890, Seattle, Washington   98124-1890,
or by calling TOLL FREE:

Nationwide                                        Deaf and Hard of Hearing
1-800-426-6730                                    TDD/TTY Service
                                                  1-800-438-8718

The date of the most current Prospectuses to which this Statement of Additional Information relates is April 30, 1998. The date of this Statement of Additional Information is April 30, 1998.

TABLE OF CONTENTS
-----------------

OVERVIEW OF INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . .   2
INVESTMENT POLICIES OF THE STOCK FUNDS . . . . . . . . . . . . . . . . . .   4
INVESTMENT POLICIES OF THE BOND FUNDS. . . . . . . . . . . . . . . . . . .  29
INVESTMENT POLICIES OF THE MANAGED BOND FUND . . . . . . . . . . . . . . .  33
INVESTMENT POLICIES OF THE TAX-EXEMPT BOND FUNDS . . . . . . . . . . . . .  37
INVESTMENT POLICIES OF THE MONEY MARKET FUNDS. . . . . . . . . . . . . . .  42
ADDITIONAL INVESTMENT INFORMATION. . . . . . . . . . . . . . . . . . . . .  48
SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS. . . . . . . . . . . . . . .  71
SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . .  72
INVESTMENT RISKS OF CONCENTRATION IN CALIFORNIA AND
     WASHINGTON ISSUERS. . . . . . . . . . . . . . . . . . . . . . . . . .  74
 PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS . . . . . . . . . . . . . . . . .  86
ADDITIONAL TAX INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .  87
ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET
     VALUE PER SHARE . . . . . . . . . . . . . . . . . . . . . . . . . . .  91
ADDITIONAL PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . .  93
ADDITIONAL INFORMATION ON DIVIDENDS FOR THE MONEY MARKET
     FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 102
TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . . 102
INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . . . . 111
BROKERAGE PRACTICES. . . . . . . . . . . . . . . . . . . . . . . . . . . . 123
REDEMPTION IN KIND . . . . . . . . . . . . . . . . . . . . . . . . . . . . 124
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . 125
DESCRIPTION OF RATINGS . . . . . . . . . . . . . . . . . . . . . . . . . . 127


OVERVIEW OF INVESTMENT POLICIES
--------------------------------

SAFECO Growth Fund ("Growth Fund"), SAFECO Equity Fund ("Equity Fund"), SAFECO Income Fund ("Income Fund"), SAFECO Northwest Fund ("Northwest Fund"),
SAFECO Balanced Fund ("Balanced Fund"), SAFECO International Stock Fund ("International Fund"), SAFECO Small Company Stock Fund ("Small Company Fund") and SAFECO U.S. Value Fund ("Value Fund") (collectively, "Stock Funds") are each a series of the SAFECO Common Stock Trust ("Common Stock Trust").

SAFECO Intermediate-Term U.S. Treasury Fund ("Intermediate Treasury Fund"), SAFECO GNMA Fund ("GNMA Fund") and SAFECO High-Yield Bond Fund ("High-Yield Bond Fund") (collectively, "Bond Funds") are each a series of the SAFECO Taxable Bond Trust ("Taxable Bond Trust"). SAFECO Managed Bond Fund ("Managed Bond Fund") is the only series of SAFECO Managed Bond Trust ("Managed Bond Trust").


SAFECO Intermediate-Term Municipal Bond Fund ("Intermediate Municipal Fund"), SAFECO Insured Municipal Bond Fund ("Insured Bond Fund"), SAFECO Municipal Bond Fund ("Municipal Fund"), SAFECO California Tax-Free Income Fund ("California Fund") and SAFECO Washington State Municipal Bond Fund ("Washington Fund") (collectively, "Tax-Exempt Bond Funds") are each a series of the SAFECO Tax-Exempt Bond Trust ("Tax-Exempt Bond Trust").


SAFECO Money Market Fund ("Money Fund") and SAFECO Tax-Free Money Market Fund ("Tax-Free Money Fund") (collectively, "Money Market Funds") are each a series of the SAFECO Money Market Trust ("Money Market Trust").

The investment policies of the Funds are described in the Prospectuses and this Statement of Additional Information. These policies state the investment practices that the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (E.G., common stock, U.S. Government securities or bonds) the Funds may purchase are also disclosed in the Prospectuses. Before a Fund purchases a security that the following policies permit, but which is not currently described in the Fund's Prospectus, the Prospectus will be amended or supplemented to identify or describe the security. If a policy's percentage limitation is adhered to immediately after and as a result of an investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation (except to the extent the change may impact a Fund's borrowing limit).

With respect to the investment restrictions of the Tax-Exempt Bond Funds and the Tax-Free Money Fund, the entity that has the ultimate responsibility for the payment of interest and principal on a particular security generally is deemed to be its issuer for purposes of such Funds' investment policies. The identification of the issuer of a tax-exempt security for purposes of diversification depends on the terms and conditions of the security. For example, when the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer for diversification purposes. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer for purposes of diversification. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security which must be valued and included in the five percent (5%) limitation on investments in one issuer.

Each Fund's fundamental policies may not be changed without the approval of a "majority of its outstanding voting securities," as defined by the Investment Company Act of 1940, as amended ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, of (i) 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

Non-fundamental policies may be changed without shareholder approval.

INVESTMENT POLICIES OF THE STOCK FUNDS
--------------------------------------

GROWTH FUND

FUNDAMENTAL INVESTMENT POLICIES

The Growth Fund has adopted the following fundamental investment policies. The Growth Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Growth Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Growth Fund.

3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Purchase securities of companies which have a record of less than 3 years of continuous operation, including in such 3 years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Growth Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership or individual proprietorship, if such purchase at the time thereof would cause more than 5% of the Fund's assets to be invested in the securities of such companies.

5. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries.

6. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

7. Make short sales (sales of securities not presently owned), except where the Growth Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

8. Make loans to any person, firm or corporation, but the purchase by the Growth Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Growth Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

9. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Growth Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Growth Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

10. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

11. Purchase for nor retain in its portfolio securities issued by any issuer any of whose officers, directors or security holders is an officer or director of the Growth Fund, if or so long as the officers or trustees of the Growth Fund, together, own beneficially more than five percent (5%) of any class of the securities of such issuer.

12. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Such purchases in the open market will be limited to not more than 5% of the value of the Growth Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

13. Act as underwriter of securities issued by any other person, firm or corporation; however, the Growth Fund may be deemed to be a statutory underwriter as that term is defined in the 1940 Act and the Securities Act of 1933, as amended ("1933 Act"), in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

14. Buy or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts in the ordinary course of business, but this policy shall not be construed as preventing the Growth Fund from acquiring real estate, commodities, commodity contracts or futures contracts through liquidating distributions as a result of the ownership of securities.

15. Participate, on a joint or joint and several basis, in any trading account in securities.

16. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Growth Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act, or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300% the Growth Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

17. Act as a distributor of securities of which the Growth Fund is the issuer, except through an underwriter (who may be designated as "distributor"), who may act as principal or be an agent of the Growth Fund and may not be obligated to the Growth Fund to sell or take any specific amount of securities.

18. Purchase foreign securities only if (a) such securities are listed on a national securities exchange, and (b) such purchase, at the time thereof, would not cause more than 10% of the total assets of the Growth Fund (taken at market value) to be invested in foreign securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Growth Fund's Prospectus, the Growth Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The Growth Fund will not buy or sell foreign exchange, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2.  The Growth Fund will not issue long-term debt securities.

3. The Growth Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

4. The Growth Fund will not invest in oil, gas or other mineral exploration, development programs or leases.


5. The Growth Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets.


6. The Growth Fund will not invest in securities with unlimited liability, E.G., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

7. Although the Growth Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 10 above, it will only do so up to ten percent (10%) of its net assets in order to comply with state law.

8. The Growth Fund will not enter into a repurchase agreement for a period longer than 7 days.

9. The Growth Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 12 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument that SAFECO Asset Management Company ("SAM") deems appropriate.

10. The Growth Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than two percent (2%) of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

11. The Growth Fund may invest up to 5% of its total assets in contingent value rights.

12. The Growth Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

13. The Growth Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


14. The Growth Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule ), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.


EQUITY FUND

FUNDAMENTAL INVESTMENT POLICIES

The Equity Fund has adopted the following fundamental investment policies. The Equity Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies and instrumentalities) if as a result more than 5% of the value of the Equity Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of the outstanding voting securities of such issuer to be held by the Equity Fund.

3. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions and where the Equity Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

4. Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result more than 25% of the Equity Fund's total assets would be invested in one industry (governmental issues of securities are not considered part of any one industry).

5. Make loans, except through the purchase of a portion or all of an issue of debt or money market securities in accordance with the Equity Fund's investment objective, policies and restrictions or through investments in qualified repurchase agreements; provided, however, that the Equity Fund shall not invest more than 10% of its total assets in qualified repurchase agreements or through qualified loan agreements.

6. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Equity Fund from commercial banks for temporary or emergency purposes and not for investment purposes. The Equity Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

7. Purchase shares of registered investment companies other than real estate investment trusts.

8. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Equity Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be an underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

9. Purchase or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts. This limitation is intended to include ownership of real estate through limited partnerships.

10. Purchase any security for the purpose of acquiring or exercising control or management of the issuer.

11. Purchase puts, calls, straddles, spreads or any combination thereof; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

12. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Equity Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Equity Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%; for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Equity Fund's Prospectus, the Equity Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The Equity Fund will not participate on a joint or joint and several basis in any trading account in securities, except that the Equity Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the Fund's investment adviser or the investment adviser's parent company and any subsidiary thereof.

2. The Equity Fund will not purchase securities of any issuer which with its predecessors has been in operation less than three years, if such purchase would cause more than 5% of the Equity Fund's total assets to be invested in such issuers.

3. The Equity Fund will not trade in foreign currency, except as may be necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

4. The Equity Fund will not purchase securities with unlimited liability, E.G., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

5. The Equity Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

6. The Equity Fund will not pledge, mortgage, or hypothecate its portfolio securities to the extent that, at any time, the percentage of pledged securities at market value will exceed 10% of its net assets.


7. The Equity Fund will not enter into a repurchase agreement for a period longer than 7 days.


8. The Equity Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, repurchase agreements (subject to the non-fundamental policy limitations in section 7) or any other short- term instrument SAM deems appropriate.

9. The Equity Fund may invest up to 5% of net assets in warrants purchased at the lower of market or cost, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

10. The Equity Fund may invest up to 10% of its total assets in shares of real estate investment trusts.


11. The Equity Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.

12. The Equity Fund may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

13. The Equity Fund may purchase foreign securities, provided that such purchase at the time thereof would not cause more than ten percent (10%) of the total assets of the Equity Fund taken at market value to be invested in foreign securities.

14. The Equity Fund will not purchase or retain for its portfolio the securities of any issuer, if, to the Fund's knowledge, the officers or trustees of the Fund or its investment adviser (who individually own more than 0.5% of the outstanding securities of such issuer), together own more than 5% of such issuer's outstanding securities.

INCOME FUND

FUNDAMENTAL POLICIES

The Income Fund has adopted the following fundamental investment policies. The Income Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Income Fund.

3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Purchase securities of companies which have a record of less than three years of continuous operation (including in such three years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Income Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership, or individual proprietorship), if such purchase at the time thereof would cause more than 5% of the Income Fund's assets to be invested in the securities of such companies.

5. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries; in no event shall the Income Fund invest more than 25% of its assets in any one industry.

6. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

7. Make short sales (sales of securities not presently owned), except where the Income Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

8. Make loans to any person, firm or corporation, but the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Income Fund, whether or not the purchase was made upon the original issue of the securities, shall not be considered as a loan within the prohibition of this section.

9. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Income Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

10. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

11. Purchase for nor retain in its portfolio securities issued by any issuer, any of whose officers, directors or security holders is an officer or Trustee of the Income Fund, if or so long as the officers or trustees of the Income Fund together own beneficially more than five percent (5%) of any class of the securities of such issuer.

12. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except where such purchase, although not made in the open market, is part of a plan of merger or consolidation. Such purchases in the open market shall be limited to not more than five percent (5%) of the value of the Income Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets.

13. Underwrite securities issued by any other person, firm or corporation; however the Income Fund may be deemed a statutory underwriter as that term is defined in the 1940 Act and the 1933 Act in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

14. Buy or sell real estate, (except real estate investment trusts) commodities, commodity contracts or futures contracts.

15. Participate, on a joint or joint and several basis, in any trading account in securities.

16. Purchase foreign securities, unless (a) such securities are listed on a national securities exchange, and (b) such purchase at the time thereof would not cause more than 10% of the total assets of the Income Fund (taken at market value) to be invested in foreign securities.

17. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Income Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Income Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Income Fund's Prospectus, the Income Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The Income Fund will not buy or sell foreign exchange, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2.  The Income Fund will not issue long-term debt securities.

3. Although the Income Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 10 above, it will only do so up to 10% of its net assets.

4. The Income Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

5. The Income Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

6. The Income Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets.

7. The Income Fund will not invest in securities with unlimited liability, E.G., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

8. The Income Fund will not enter into a repurchase agreement for a period longer than 7 days.


9. The Income Fund will invest primarily in common stock and may also invest in convertible and non-convertible bonds and preferred stock.

10. The Income Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 12 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument SAM deems appropriate.

11. The Income Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

12. The Income Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

13. The Income Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.


NORTHWEST FUND

FUNDAMENTAL POLICIES

The Northwest Fund has adopted the following fundamental investment policies. The Northwest Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets at the time of purchase would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase the securities of any issuer if, as a result, more than 10% of any class of securities of such issuer will be owned by the Fund.

3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Concentrate its investments in particular industries (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) or invest 25% or more of the Fund's total assets in any one industry (governmental issues of securities are not considered part of one industry).

5. Purchase securities on margin, except for short-term credits necessary for the clearance of transactions.

6.  Make short sales (sales of securities not presently owned).

7. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Northwest Fund's investment objective, policies and restrictions or through the purchase of qualified repurchase agreements.

8. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Northwest Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 20% of the value of the Fund's total assets at the time of borrowing. The Northwest Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

9. Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by section 7 above, the Northwest Fund may pledge securities having a market value at the time of pledge not exceeding 10% of the Fund's total assets.

10. Purchase or retain for its portfolio the securities of any issuer, if, to the Northwest Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than 1/2 of 1% of the outstanding securities of such an issuer, together own more than 5% of such outstanding securities.

11. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Northwest Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

12. Purchase or sell real estate, except real estate investment trusts.

13. Purchase or sell commodities, commodity contracts or futures contracts.

14. Participate, on a joint or joint-and-several basis, in any trading account in securities, except that the Northwest Fund may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

15. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Northwest Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Northwest Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

16. Purchase from, or sell portfolio securities to, any officer or director, the Northwest Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof, provided, however, that this prohibition shall not prohibit the Northwest Fund from purchasing with the $5,000,000 raised through the sale of 500,000 shares of common stock to SAFECO Insurance Company of America, portfolio securities from subsidiaries of SAFECO Corporation prior to its effective date.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Northwest Fund's Prospectus, the Northwest Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The Northwest Fund will not buy or sell foreign exchange, except as may be necessary to invest the proceeds of the sale of foreign securities in the Fund's portfolio in U.S. dollars.

2.  The Northwest Fund will not issue long-term debt securities.

3. The Northwest Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

4. The Northwest Fund will not invest in oil, gas or other mineral exploration or development programs.

5. The Northwest Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets.


6. The Northwest Fund will not invest more than 5% of its total assets in securities of companies (including predecessor companies) having a record of less than 3 years of continuous operation.

7. The Northwest Fund will not invest in securities with unlimited liability, E.G., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

8. The Northwest Fund will not invest more than 10% of its total assets in qualified repurchase agreements and will not invest in qualified repurchase agreements maturing in more than 7 days.

9. The Northwest Fund will not purchase the securities of any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. The Fund shall not invest more than 10% of its total assets in shares of other investment companies nor invest more than 5% of its total assets in a single investment company.

10. The Northwest Fund may invest in shares of common stock selected primarily for potential appreciation.

11. The Northwest Fund may occasionally invest in securities convertible into common stock when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Fund.

12. The Northwest Fund may invest up to 5% of its net assets in warrants, but shall limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

13. The Northwest Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, shares of no-load, open-end money market funds (subject to the percentage limitations set forth in section 9 above), repurchase agreements (subject to the limitations set forth in section 8 above) or any other short-term instrument that SAM deems appropriate.

14. The Northwest Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.


15. The Northwest Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.


16. The Northwest Fund may purchase foreign securities, provided that such purchase, at the time thereof, would not cause more than 10% of the total assets of the Northwest Fund (at market value) to be invested in foreign securities.

BALANCED FUND

FUNDAMENTAL POLICIES

The Balanced Fund has adopted the following fundamental investment policies. The Balanced Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Balanced Fund's total assets would be invested in the securities of such issuer or the Balanced Fund would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Balanced Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Balanced Fund may be deemed an underwriter under federal securities laws;

4.  Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Balanced Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Balanced Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.  Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Balanced Fund's Prospectus, the Balanced Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The Balanced Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

2. The Balanced Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

3. The Balanced Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

4. The Balanced Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The Balanced Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

6. The Balanced Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market ("Nasdaq") if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

7. The Balanced Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

8. The Balanced Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

9. The Balanced Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

10. The Balanced Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

11. The Balanced Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.


12. The Balanced Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.


13. The Balanced Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

14. The Balanced Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

15. The Balanced Fund will not purchase or sell commodities or commodity contracts.

INTERNATIONAL FUND

FUNDAMENTAL POLICIES

The International Fund has adopted the following fundamental investment policies. The International Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the International Fund's total assets would be invested in the securities of such issuer or the International Fund would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the International Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the International Fund may be deemed an underwriter under federal securities laws;

4.  Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the International Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the International Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.  Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the International Fund's Prospectus, the International Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The International Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

2. The International Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

3. The International Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

4. The International Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The International Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

6. The International Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on Nasdaq if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

7. The International Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

8. The International Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

9. The International Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

10. The International Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

11. The International Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.


12. The International Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.


13. The International Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

SMALL COMPANY FUND

FUNDAMENTAL POLICIES

The Small Company Fund has adopted the following fundamental investment policies.
The Small Company Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Small Company Fund's total assets would be invested in the securities of such issuer or the Small Company Fund would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Small Company Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Small Company Fund may be deemed an underwriter under federal securities laws;

4.  Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Small Company Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Small Company Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.  Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Small Company Fund's Prospectus, the Small Company Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The Small Company Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

2. The Small Company Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

3. The Small Company Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

4. The Small Company Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

5. The Small Company Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on Nasdaq if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

6. The Small Company Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

7. The Small Company Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

8. The Small Company Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

9. The Small Company Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

10. The Small Company Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.


11. The Small Company Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.


12. The Small Company Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

13. The Small Company Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

14. The Small Company Fund will not purchase puts, calls, straddles, spreads or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

15. The Small Company Fund will not purchase or sell commodities or commodity contracts.


VALUE FUND

FUNDAMENTAL POLICIES

The Value Fund has adopted the following fundamental investment policies. The Value Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the U.S. Value Fund's total assets would be invested in the securities of such issuer or the U.S. Value Fund would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the U.S. Value Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the U.S. Value Fund may be deemed an underwriter under federal securities laws;

4. Issue senior securities, except as permitted under the 1940 Act, the rules or regulations promulgated thereunder or pursuant to a no-action letter or an exemptive order issued by the Securities and Exchange Commission;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the U.S. Value Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the U.S. Value Fund may purchase or sell may purchase financial futures contracts and options and options on financial futures contracts.

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.  Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Value Fund's Prospectus, the Value Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The U.S. Value Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies;

2. The U.S. Value Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold;

3. The U.S. Value Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter;

4. The U.S. Value Fund will not invest in oil, gas or other mineral exploration, development programs or leases;

5. The U.S. Value Fund will not invest more than 5% of its net assets in warrants. Warrants acquired by the Fund in units or attached to securities are not subject to the 5% limit;

6. The U.S. Value Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets;

7. The U.S. Value Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margin;

8. The U.S. Value Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding;

9. The U.S. Value Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

10. The U.S. Value Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section;

11. The U.S. Value Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer;


12. The U.S. Value Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid;


13. The U.S. Value Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held;

14. The U.S. Value Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; and

15. The U.S. Value Fund will not purchase or sell commodities or commodity contracts.

INVESTMENT POLICIES OF THE BOND FUNDS

FUNDAMENTAL INVESTMENT POLICIES

Each Bond Fund has adopted the following fundamental investment policies. Each Bond Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of its total assets at the time of purchase would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of a Fund's assets (which twenty-five percent

25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation.

2. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

3. Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal obligations or other permitted investments secured by real estate or interests therein.

4. Purchase or retain for the Fund's portfolio the securities of any issuer, if, to the Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than one-half (1/2) of one percent (1%) of the outstanding securities of such an issuer, together own more than five percent (5%) of such outstanding securities.

5. High-Yield Bond and Intermediate Treasury Funds only: Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of the value of the Fund's total assets at the time of such borrowing.

GNMA Fund only: Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the GNMA Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing.

Each Fund will not purchase securities if borrowings equal to or greater than five percent (5%) of the Fund's total assets are outstanding.

6. Pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted by subparagraph (5) above, it may pledge securities having a market value at the time of pledge not exceeding ten percent (10%) of the cost of the Fund's total assets.

7. Purchase or sell commodities or commodity contracts, other than futures contracts, or invest in oil, gas or other mineral exploration or development programs or in arbitrage transactions.

8. Make short sales of securities or purchase securities on margin, except for margin deposits in connection with futures contracts and such short-term credits as are necessary for the clearance of transactions.

9. Participate on a joint or a joint-and-several basis in any trading account in securities, except that the Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof.

10. Purchase from or sell portfolio securities to any officer or director, the Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof; provided, however, that this prohibition shall not prohibit the Fund from purchasing with the up to $7,000,000 raised through the sale of up to 700,000 shares of common stock to SAFECO Life Insurance Company, portfolio securities from subsidiaries of SAFECO Corporation prior to the effective date of the Fund's initial public offering.

11. Purchase securities (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities), if as a result twenty-five percent (25%) or more of the Fund's total assets would be invested in one industry (governmental issuers of securities are not considered part of any one industry).

12. Purchase shares of common stock, other than those issued by other regulated investment companies (or, with respect to the High-Yield Bond and Intermediate Treasury Funds only, when the acquisition of such common stocks, rights or other equity interests is consistent with the High-Yield Bond and Intermediate Treasury Funds' investment objectives). Generally, the High-Yield Bond and Intermediate Treasury Funds will only hold such equity securities as a result of purchases or unit offerings of fixed-income securities which include such equity securities or in connection with an actual or proposed conversion or exchange of fixed-income securities.

13. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least three hundred percent (300%) for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below three hundred percent (300%), the Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least three hundred percent (300%). For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

14. Purchase securities of any issuer, if, as a result, more than ten percent (10%) of any class of securities of such issuer would be owned by the Fund.

15. With respect to one hundred percent (100%) of the value of its total assets, purchase more than ten percent (10%) of the outstanding voting securities of any one issuer (other than U.S. Government securities).

16. Purchase or otherwise acquire securities which are illiquid or subject to legal or contractual restrictions on resale, if as a result more than ten percent (10%) of the Fund's (five percent (5%) of the GNMA Fund's) total assets would be invested in such securities, except that in the case of the High-Yield Fund the purchase of Rule 144A securities deemed to be liquid pursuant to guidelines adopted by the Board of Trustees of the High-Yield Fund shall not be limited by this restriction.

17. Make loans, except through the purchase of a portion or all of an issue of debt or money market securities in accordance with its investment objective, policies and restrictions, or through investments in qualified repurchase agreements (provided, however, that a Fund shall not invest more than ten percent (10%) of its total assets in qualified repurchase agreements maturing in more than seven (7) days), or through qualified loan agreements (by making secured loans of its portfolio securities which amount to not more than five percent (5%) of its total assets).

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in their Prospectus, each Bond Fund has adopted the following non-fundamental investment policies, which may be changed without shareholder approval:

1. The Fund will not invest more than five percent (5%) of its total assets in securities of issuers, including their predecessors, which have been in operation for less than three years.

2.  The Fund will not issue long-term debt securities.

3. The Fund will not invest in securities with unlimited liability, I.E., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

4. The Fund will not trade in foreign currency, except as may be necessary to convert the proceeds of the sale of foreign securities in the Fund's portfolio into U.S. dollars.

5. The Fund may purchase "when-issued" or "delayed-delivery" securities or purchase or sell securities on a "forward commitment" basis.

6.  The Fund will not invest in any security issued by a commercial bank unless
(a) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of a United States bank which does not have assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal sum of each investment is insured in full by the Federal Deposit Insurance Corporation ("FDIC"), (b) in the case of a U.S. bank, it is a member of the FDIC and (c) in the case of a foreign bank, the security is, in the opinion of the Fund's investment adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investment in securities issued by foreign branches of U.S. banks, provided the U.S. banks meet the foregoing requirements.

7. The Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy, and it may dispose of securities whenever its investment adviser deems advisable without regard to the length of time they have been held.

8. The Intermediate Treasury Fund may invest up to five percent (5%) of its total assets in Yankee Sector debt securities and up to five percent (5%) of its total assets in Eurodollar bonds.

9. The Intermediate Treasury Fund and High-Yield Bond Fund may each invest up to five percent (5%) of its total assets in securities the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax. The GNMA Fund may not invest in such tax-exempt securities.


INVESTMENT POLICIES OF THE MANAGED BOND FUND

FUNDAMENTAL INVESTMENT POLICIES

The Managed Bond Fund has adopted the following fundamental investment policies. The Managed Bond Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of total assets at the time of purchase would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of the Fund's assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation.

2. Purchase the securities of any issuer (other than obligations of or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than ten percent (10%) of any class of securities of such issuer will be held by the Fund.

3. With respect to one hundred percent (100%) of the value of its total assets, purchase more than ten percent (10%) of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Purchase securities, if as a result, twenty-five percent (25%) or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in any one industry. Securities of foreign banks and foreign branches of U.S. banks are considered to be one industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposits or bankers' acceptances issued by domestic banks.

5. Purchase securities on margin, except for short-term credits necessary for the clearance of transactions.

6.  Make short sales of securities (sales of securities not presently owned).

7. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Fund's investment objective, policies and restrictions or through investments in qualified repurchase agreements.

8. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of the value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing.

9. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

10. Purchase or sell real estate or real estate limited partnerships (unless acquired as a result of the ownership of securities or instruments) but this shall not prevent the Fund from investing in permitted investments secured by real estate or interests therein or in real estate investment trusts.

11. Purchase or sell commodities, commodity contracts or futures contracts.

12. Participate on a joint or joint-and-several basis in any trading account in securities, except that the Fund may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

13. Issue or sell any senior security, except as permitted under the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Managed Bond Fund's Prospectus, the Managed Bond Fund has adopted the following non-fundamental investment policies, which may be changed without shareholder approval:

1.  The Fund will not issue long-term debt securities.

2. The Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

3. The Fund will not invest in oil, gas or other mineral exploration or development programs or leases.

4. The Fund will not invest in or sell (write) puts, calls, straddles, spreads or any combinations thereof.

5. The Fund will not invest more than five percent (5%) of its total assets in securities of issuers (including predecessor companies of the issuer) having a record of less than three years continuous operation.

6. The Fund will not invest in securities with unlimited liability, I.E., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

7. The Fund will not invest more than ten percent (10%) of its total assets in qualified repurchase agreements and will not invest in qualified repurchase agreements maturing in more than seven (7) days.

8. The Fund will not purchase the securities of any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. The Fund shall not invest more than ten percent (10%) of its total assets in shares of other investment companies, invest more than five percent (5%) of its total assets in a single investment company nor purchase more than three percent (3%) of the outstanding voting securities of a single investment company.

9. The Fund will not purchase securities if borrowings equal to or greater than five percent (5%) of the Fund's total assets are outstanding.

10. The Fund will invest at least sixty-five percent (65%) of its total assets in fixed income obligations.

11. The Fund will invest at least fifty percent (50%) of its total assets in obligations of or guaranteed by the U.S. Government, its agencies and instrumentalities.

12. The Fund may invest up to fifty percent (50%) of its total assets in corporate debt securities or Eurodollar bonds.

13. The Fund may invest up to ten percent (10%) of its total assets in Yankee Sector debt obligations.

14. The Fund may purchase securities on a when-issued or delayed-delivery basis or may purchase or sell securities on a forward commitment basis.

15. The Fund may temporarily invest its cash in high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds (subject to the percentage limitations set forth in subparagraph 8 above), repurchase agreements (subject to the limitations set forth in subparagraph 7 above) or any other short-term instrument the Fund's investment adviser deems appropriate.

16. The Fund may hold cash as a temporary defensive measure when market conditions so warrant.

17. The Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever it deems advisable without regard to the length of time they have been held.

18. The Fund may invest up to five percent (5%) of its total assets in securities the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax.

WHILE THE MANAGED BOND FUND HAS THE AUTHORITY TO INVEST IN THE FOLLOWING TYPES OF SECURITIES, IT HAS NO PRESENT INTENTION TO DO SO IN THE COMING YEAR. BEFORE THE FUND PURCHASES ANY OF THESE SECURITIES, ITS PROSPECTUS WILL BE AMENDED BY SUPPLEMENT TO IDENTIFY OR DESCRIBE THE SECURITY.

19. The Fund may invest up to five percent (5%) of its total assets in shares of real estate investment trusts.

20. The Fund may purchase securities subject to legal or contractual restrictions on resale or illiquid securities, if no more than fifteen percent (15%) of the Fund's total assets would be invested in such securities.

21. The Fund may purchase foreign securities, provided that such purchase, at the time thereof, would not cause more than ten percent (10%) of the total assets of the Fund (taken at market value) to be invested in foreign securities.

22. The Fund will not buy or sell foreign currency, except as may be necessary to invest the proceeds of the sale of any foreign securities held by the Fund in U.S. dollars.

INVESTMENT POLICIES OF THE TAX-EXEMPT BOND FUNDS


INTERMEDIATE MUNICIPAL, INSURED BOND AND WASHINGTON FUNDS


FUNDAMENTAL INVESTMENT POLICIES


The Intermediate Municipal, Insured Bond and Washington Funds have adopted the following fundamental policies. Each Fund will NOT:


1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of a Fund's total assets would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of a Fund's total assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation;

2. Underwrite any issue of securities, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer in accordance with a Fund's investment objective, policies and restrictions and the later disposition thereof may be deemed to be underwriting;

3. Purchase or sell real estate, unless acquired as a result of the ownership of securities or instruments, but this shall not prevent a Fund from investing in municipal obligations or other permitted investments secured by real estate or interests therein;

4. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to a Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing;

5. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with a Fund's investment objective, policies and restrictions and through investments in qualified repurchase agreements;

6.  Purchase or sell commodities, commodity contracts or futures;

7. Purchase securities, if as a result, twenty-five percent (25%) or more of a Fund's total assets would be invested in the securities of issuers having their principal business activities in any one industry (governmental issuers of special or general tax-exempt securities are not considered part of any one industry);

8. Issue or sell any senior security, except as permitted under the Investment Company

Act of 1940 ("1940 Act");

9. Permit twenty-five percent (25%) or more of a Fund's total assets to be invested in municipal obligations and other permitted investments, the interest of which is payable from revenues on similar types of projects. As a matter of operating policy, similar types of projects may include sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air or water pollution control projects;

10. Permit twenty-five percent (25%) or more of a Fund's total assets to be invested in securities whose issuers are located in the same state. (NOTE: THIS FUNDAMENTAL POLICY DOES NOT APPLY TO THE WASHINGTON FUND); or

11. During normal market conditions, invest less than eighty percent (80%) of a Fund's net assets in obligations whose interest, in the opinion of counsel for the issuer of the obligation, is exempt from federal income tax.

MUNICIPAL AND CALIFORNIA FUNDS

FUNDAMENTAL INVESTMENT POLICIES

The Municipal and California Funds have adopted the following fundamental investment policies. Each Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities), if as a result more than five percent (5%) of the value of a Fund's total assets would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of a Fund's assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation;

2. Underwrite any issue of securities, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer in accordance with a Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting;

3. Purchase or sell real estate or real estate limited partnerships, but this shall not prevent a Fund from investing in municipal obligations or other permitted investments secured by real estate or interests therein;

4. Purchase or retain for a Fund's portfolio the securities of any issuer if, to the Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than one-half (1/2) of one percent (1%) of the outstanding securities of such an issuer, together own more than five percent (5%) of such outstanding securities;

5. Participate on a joint or a joint-and-several basis in any trading account in securities, except that a Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof;

6. Purchase from, or sell portfolio securities to, any officer or director, the Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof;

7. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to a Fund from commercial banks, for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing;

8. Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph 7 above, a Fund may pledge securities having a market value at the time of pledge not exceeding ten percent (10%) of the cost of a Fund's total assets;

9. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with a Fund's investment objective, policies and restrictions and through investments in qualified repurchase agreements (provided, however, that a Fund will not invest more than ten percent (10%) of its total assets in qualified repurchase agreements maturing in more than seven
(7) days);

10. Purchase or sell commodities, commodity contracts or futures or invest in oil, gas or other mineral exploration or development programs or leases;

11. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, or purchase or sell any put or call options or combinations thereof;

12. Knowingly purchase or otherwise acquire any securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market;

13. Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than twenty-five percent (25%) of a Fund's total assets would be invested in one industry (governmental issuers of special or general tax-exempt securities are not considered part of any one industry);

14. Purchase an industrial development bond, if as a result of such purchase, more than five percent (5%) of a Fund's total assets would be invested in industrial revenue bonds where the payment of principal and interest is the responsibility of a company with less than three years' operating history;

15. Issue or sell any senior security, except that this restriction shall not be construed to prohibit a Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act, or (ii) from any bank provided, that immediately after such borrowing, there is an "asset coverage" of at least three hundred percent (300%) for all such borrowings and provided, further, that in the event that such "asset coverage" shall at any time fall below three hundred percent (300%), the Fund shall, within three (3) days thereafter (not including Sundays and holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least three hundred percent (300%) (for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meanings assigned to those terms in Section 18 of the 1940 Act);

16. Permit more than twenty percent (20%) of a Fund's net assets to be invested, during normal market conditions, in securities whose interest is not, in its investment adviser's opinion, exempt from federal income tax, as long as the Fund has its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital. As a matter of operating policy, the Funds' investment adviser may base its opinion on the opinion of counsel for the issuer of the security;

17. Permit twenty-five percent (25%) or more of a Fund's total assets to be invested in municipal obligations and other permitted investments, the interest of which is payable from revenues on similar types of projects such as sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air or water pollution control projects;

18. MUNICIPAL FUND ONLY: Permit twenty-five percent (25%) or more of a Fund's total assets to be invested in securities whose issuers are located in the same state; or

19. During normal market conditions, invest less than eighty percent (80%) of a Fund's net assets in obligations whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax (and, in the case of the California Fund, also from California state personal income tax).

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in their Prospectus, each Tax-Exempt Bond Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. Each Fund may invest in any of the following types of short-term, tax-exempt obligations: municipal notes of issuers rated, at the time of purchase, within one of the three highest grades assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("S&P") or Fitch Investors Services, Inc. ("Fitch"); unrated municipal notes offered by issuers having outstanding municipal bonds rated within one of the three highest grades assigned by Moody's, S&P or Fitch; notes issued by or on behalf of municipal issuers which are guaranteed by the U.S. Government; tax-exempt commercial paper assigned one of the two highest grades by Moody's, S&P or Fitch; certificates of deposit issued by banks with assets of $1,000,000,000 or more; and municipal obligations which have a maturity of one year or less from the date of purchase. The Funds do not currently intend to rely on Fitch ratings.

2. Each Fund may invest in obligations of the U.S. Government, its agencies or instrumentalities or in qualified repurchase agreements, the net interest on which is taxable.

3. Each Fund may invest in municipal notes including tax anticipation, revenue anticipation and bond anticipation notes and tax-exempt commercial paper.

4. Each Fund may invest in repurchase agreements for a period longer than seven days.

5. Each Fund may permit twenty-five percent (25%) or more of its assets to be invested in industrial development bonds.

6. Each Fund may purchase or sell securities on a "when-issued" or "delayed-delivery" basis.


In addition, the Intermediate Municipal, Insured Bond and Washington Funds have adopted the following non-fundamental policies. Each Fund:

1.  May not make short sales of securities.

2. May not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions.

3.  May not purchase or sell any put or call options or combinations thereof.

4. May not purchase any security, if as a result, more than fifteen percent (15%) of its net assets would be invested in illiquid securities.

5. May not invest in oil, gas or other mineral exploration or development programs or leases.

6.  May not invest in real estate limited partnerships.

7. Will not purchase securities if borrowings equal to or greater than five percent (5%) of its total assets are outstanding.

INVESTMENT POLICIES OF THE MONEY MARKET FUNDS

MONEY FUND

FUNDAMENTAL INVESTMENT POLICIES

The Money Fund has adopted the following fundamental policies. The Money Fund will NOT:

1. Purchase securities of any issuer, other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, if, as a result, more than five percent (5%) of the value of the Money Fund's assets would be invested in securities of such issuer;

2. Purchase more than ten percent (10%) of any class of securities of any issuer. All issues of debt securities of any issuer are considered as one class;

3. Concentrate more than twenty-five percent (25%) of the value of its total assets in any one industry including securities issued by foreign banks and foreign branches of U.S. banks; provided, however, that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit or bankers' acceptances issued by domestic banks;

4. Invest more than five percent (5%) of the Money Fund's total assets in securities of issuers that with their predecessors have a record of less than three years' continuous operation;

5. Invest more than five percent (5%) of the Money Fund's total assets in securities restricted as to disposition under the federal securities laws;

6. Invest more than ten percent (10%) of the Money Fund's total assets in time deposits, repurchase agreements maturing in more than seven days and other non-negotiable instruments;

7. Enter into repurchase agreements if, as a result thereof, more than ten percent (10%) of the Fund's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days;

8. Make loans to others, except through the purchase of publicly distributed debt obligations or repurchase agreements;

9. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Money Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Money Fund will not purchase securities if borrowings equal to or greater than five percent (5%) of the Fund's total assets are outstanding;

10. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, or purchase or sell any put or call options or combinations thereof;

11. Pledge, mortgage or hypothecate, or in any other manner transfer as security for indebtedness any security owned by the Money borrowings mentioned in paragraph 9 above, and then such pledging, mortgaging or hypothecating may not exceed fifteen percent (15%) of the Money Fund's total assets, taken at cost; provided, however, that as a matter of operating policy the Money Fund will limit any such pledging, mortgaging or hypothecating to ten percent (10%) of its net assets, taken at market, in order to comply with certain state investment restrictions;

12. Purchase or retain securities of any issuer if any of the officers or directors of the Money Fund or its investment adviser owns beneficially more than one-half of one percent (.5%) of the securities of such issuer and together own more than five percent (5%) of the securities of such issuer;

13. Invest in commodities or commodity futures contracts or in real estate, although the Money Fund may invest in securities which are secured by real estate and securities of issuers that invest or deal in real estate;

14. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in securities of issuers that invest in or sponsor such programs;

15.  Purchase securities of other investment companies;

16. Underwrite securities issued by others except to the extent the Money Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities; or

17. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Money Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the Investment Company Act of 1940, or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least three hundred percent (300%) for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below three hundred percent (300%), the Money Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least three hundred percent (300%) (for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the Investment Company Act of
     1940).

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Money Fund's Prospectus, the Money Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:


1. The Money Fund will not invest in securities with unlimited liability; E.G., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

2. The Money Fund will not buy or sell foreign currency, except as may be necessary to convert the proceeds of the sale of foreign securities in the Fund's portfolio into U.S. dollars.

3. The Money Fund may invest up to five percent (5%) of its total assets in securities eligible for resale under Rule 144A ("Rule 144A securities") or
     Section 4(2) of the 1933 Act ("Section 4(2) securities"), provided that SAM, the Fund's investment advisor, has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

TAX-FREE MONEY FUND

FUNDAMENTAL INVESTMENT POLICIES

The Tax-Free Money Fund has adopted the following fundamental policies. The Tax-Free Money Fund may NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities), if as a result more than five percent (5%) of the value of its total assets would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of the Tax-Free Money Fund's assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation;

2. Underwrite any issue of securities, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer in accordance with the Tax-Free Money Fund's investment objective, policies and restrictions and the later disposition thereof may be deemed to be underwriting;

3. Purchase or sell real estate, but this shall not prevent the Tax-Free Money Fund from investing in municipal obligations or other permitted investments secured by real estate or interests therein;

4. Purchase or retain for the Tax-Free Money Fund's portfolio the securities of any issuer if, to the Tax-Free Money Fund's knowledge, the officers or directors of the Tax-Free Money Fund, or its investment adviser, who individually own more than one-half of one percent (.5%) of the outstanding securities of such an issuer, together own more than five percent (5%) of such outstanding securities;

5. Participate on a joint or a joint-and-several basis in any trading account in securities, except that the Tax-Free Money Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the investment adviser or the investment adviser's parent company or any subsidiary thereof;

6. Purchase from, or sell portfolio securities to, any officer or director, the Tax-Free Money Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof;

7. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Tax-Free Money Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Tax-Free Money Fund will not purchase securities if borrowings equal to or greater than five percent (5%) of the Fund's total assets are outstanding;

8. Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph 7 above, it may pledge securities having a market value at the time of pledge not exceeding ten percent (10%) of the cost of the Tax-Free Money Fund's total assets;

9. Make loans, except through the purchase of a portion of an issue of debt securities in accordance with the Tax-Free Money Fund's investment objective, policies and restrictions, and through investments in qualified repurchase agreements;

10. Purchase or sell commodities or commodity contracts or invest in oil, gas or other mineral exploration or development programs;

11. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

12. Knowingly purchase or otherwise acquire any securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market, except, however, the Tax-Free Money Fund may invest up to ten percent (10%) of its net assets in qualified repurchase agreements that mature in more than seven (7) days;

13. Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result more than twenty-five percent (25%) of the Tax-Free Money Fund's total assets would be invested in any one industry (governmental issuers of special or general tax-exempt securities are not considered part of any one industry);

14. Purchase an industrial development bond, if as a result of such purchase more than five percent (5%) of the Tax-Free Money Fund's total assets would be invested in industrial development bonds where the payment of principal and interest is the responsibility of a company with less than three years' operating history;

15. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Tax-Free Money Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the Investment Company Act of 1940, or (ii) from any bank, provided that immediately after such borrowing, there is an "asset coverage" of at least three hundred percent (300%) for all such borrowings and provided, further, that in the event that such "asset coverage" shall at any time fall below three hundred percent (300%), the Tax-Free Money Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least three hundred percent (300%) (for purposes of this restriction, the terms "senior security" and "asset coverage" shall have the meanings assigned to those terms in the Investment Company Act of 1940);

16. Permit more than twenty-five (25%) of its total assets to be invested in municipal obligations and other permitted investments, the interest on which is payable from revenues on similar types of projects, such as: sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air or water pollution control projects;

17. Write, purchase or sell puts, calls or combinations thereof; however, the Tax-Free

     Money Fund may purchase municipal obligations subject to standby commitments, variable rate demand notes or repurchase agreements in accord with its investment objective and policies;

18. Permit more than twenty percent (20%) of its net assets to be invested, during normal market conditions, in securities whose interest is NOT, in the Tax-Free Money Fund's opinion, exempt from federal income tax, as long as the Fund has as its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital. As a matter of operating policy, the Tax-Free Money Fund may base its opinion on an opinion of counsel for the issuer. The Tax-Free Money Fund may invest in taxable securities if the Fund's investment adviser believes the yields then available on municipal obligations are not attractive and wishes to defer the investment in municipal obligations having longer maturities until conditions in the municipal bond market improve. If any taxable securities are held, as a matter of operating policy, the Tax-Free Money Fund will not hold more than five percent (5%) of its total assets in the securities of any one issuer; or

19. Purchase securities if as a result of such purchase more than five percent (5%) of the Tax-Free Money Fund's total assets would be invested in securities where the payment of principal and interest is the responsibility of a company with less than three years' operating history.

For purposes of the above investment restrictions, the entity which has the ultimate responsibility for the payment of interest and principal on a particular security will be deemed to be its issuer.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Money Funds' Prospectus, the Tax-Free Money Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:


1. The Fund will not purchase the securities of any issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if as a result, more than five percent (5%) of the value of its total assets would be invested in the securities of such issuer. Notwithstanding this policy, the Tax-Free Money Fund may invest up to 25% of its total assets in the first tier securities (as defined below) of a single issuer for up to three business days after purchase. First tier securities are securities (1) rated in the highest short-term category by two nationally recognized statistical rating organizations ("NRSROs"); (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the securities a short-term rating; or (3) unrated, but determined by SAM to be of comparable quality.

2. The Fund will not invest in securities with unlimited liability; E.G., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

3. The Fund will not buy or sell foreign currency, except as may be necessary to convert the proceeds of the sale of foreign securities in the Fund's portfolio into U.S. dollars.

4. The Fund may purchase shares of no-load, open-end investment companies that invest in tax-exempt securities with remaining maturities of thirteen (13) months or less.

5. While the Tax-Free Money Fund does not seek profits from short-term trading, it may sell any security prior to maturity to enhance yield, protect principal or improve liquidity.

6. The Fund reserves the right to hold cash, if necessary, as a temporary defensive measure or in an emergency situation.

7. The Fund may invest up to five percent (5%) of its total assets in Rule 144A securities or Section 4(2) securities, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

ADDITIONAL INVESTMENT INFORMATION

STOCK FUNDS

Each Stock Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. RESTRICTED SECURITIES AND RULE 144A SECURITIES. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

2. WARRANTS. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges.

Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Fund could lose all of its principal investment in the warrant.

A Fund will invest in a warrant only if the Fund has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Fund will purchase the warrant only if it is attached to a security in which the Fund has authority to invest. In all cases, a Fund will purchase warrants only after SAM determines that the exercise price for the underlying common stock is likely to be achieved within the required time-frame and for which an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

3. REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into a repurchase agreement unless the agreement is fully collateralized and the Fund will value the securities underlying the repurchase agreement daily to assure that this condition is met. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.


Repurchase agreements carry certain risks not associated with direct investments in securities, including delays and costs to a Fund if the other party to a repurchase agreement defaults or becomes bankrupt. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the Board's general supervision. Foreign repurchase agreements (Funds that may purchase foreign securities only) may be less well secured than U.S. repurchase agreements and may be subject to currency risks. In addition, foreign counterparties may be less creditworthy than U.S. counterparties.


4. COMMERCIAL PAPER AND CERTIFICATES OF DEPOSIT. In making temporary investments in commercial paper and certificates of deposit, a Fund will adhere to the following guidelines:

      a) Commercial paper must be rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

      b) Certificates of deposit ("CDs") must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the FDIC. The Growth Fund's investments in CDs issued by FDIC-insured banks or savings and loans having less than $1 billion in assets will be limited in amount to the statutory insurance coverage provided by the FDIC.

5. CONTINGENT VALUE RIGHTS. A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.

6. REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial "modified pass through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income.

REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

7. ILLIQUID SECURITIES. The Funds may invest up to 15% of net assets in illiquid securities. Currently, the Funds do not intend to purchase illiquid securities, but the market for some securities may become illiquid following purchase by a Fund. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

8. CONVERTIBLE SECURITIES. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

9. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. Under this procedure, a Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Fund prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. A Fund may dispose of its interest in those securities before delivery.

10. SOVEREIGN DEBT OBLIGATIONS. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

11. INDEXED SECURITIES. Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; I.E., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.

The performance of an indexed security depends largely on the performance of the security, currency or other instrument to which they are indexed. Performance may also be influenced by interest rate changes in the United States and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.

12. PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS"). PFICs may include funds or trusts organized as investment vehicles to invest in companies of certain foreign countries. Investors in a PFIC bear their proportionate share of the PFIC's management fees and other expenses. See "Additional Tax Information" for more information.

13. SHORT SALES AGAINST THE BOX. A Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"). Funds engaging in short sales against the box will incur transaction costs.


14. OPTIONS ON EQUITY SECURITIES. The International Fund may purchase and write (I.E., sell) put and call options on equity securities and the other Funds (except the Equity Fund) may purchase and write (I.E., sell) covered call options. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract that gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.



The Funds will write call options on stocks only if they are covered, and such
options must remain covered so long as a Fund is obligated as a writer.   For
purposes of writing covered call options, the Funds defined "covered" differently. With respect to the International Fund, a call option is "covered" if: the Fund has an immediate right to acquire that security: (i) without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), or (ii) upon the Fund's conversion or exchange of other securities held in its portfolio, or (iii) the Fund holds on a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term debt obligations in a segregated account with its custodian.



With respect to the other Funds, a call option is "covered" only if at the time the Fund writes the call, the Fund holds in its portfolio on a share-for-share basis the same security as the call written. A Fund must maintain such security in its portfolio from the time the Fund writes the call option until the option is exercised, terminated or expires. The Funds' use of options on equity securities is subject to certain special risks including the risk that the market value of the security will move adversely to the Fund's option position. Additional risks relating to the International Fund's use of options on equity securities are described below.



The Funds may effect "closing purchase transactions" and the International Fund may effect "closing sale transactions." If a Fund, as a writer of an option, wishes to terminate the obligation, it may effect a closing purchase transaction by buying an option of the same series as the option previously written. The International Fund also may liquidate its position in an option it holds by exercising the option or by effecting a "closing sale transaction," i.e.,
selling an option of the same series as the option previously purchased.   A
Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or, in the case of the International Fund, is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guaranty that closing purchase or closing sale transactions can be effected.



INTERNATIONAL FUND ONLY: The International Fund will write put options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is "covered" if: (i) the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price, or (ii) the Fund holds on a share-for-share basis a put on the same security as the put written, where the strike price of the put held is equal to or greater than the strike price of the put written, or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term obligations in a segregated account with its custodian.



The International Fund may purchase "protective puts," I.E., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.



The International Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.



The Funds' use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Funds will generally only purchase or, in the case of the International Fund, write those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be
possible to effect closing transactions in particular options.   In such a
case, the International Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.


15. OPTIONS ON STOCK INDICES. The International Fund may purchase and sell (I.E., write) put and call options on stock indices. The other Funds (except the Equity Fund) may purchase put and call options on stock indices. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.



The International Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. When the International Fund writes a call option on a broadly based stock market index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or listed on Nasdaq against which the Fund has not written a stock call option and that has not been hedged by the Fund by the sale of stock index futures.



When the International Fund writes a call option on an industry or market segment index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least
50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.



If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the International Fund will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when the International Fund writes a call on an index that is in-the-money at the time the call is written, the Fund will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.
A call option is also covered, and the International Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written, where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.



The International Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if: (i) the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts, or (ii) the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written, or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term debt obligations in a segregated account with its custodian.



The Funds do not intend to invest more than 5% of their net assets at any one time in the purchase of puts and calls on stock indices. The Funds may effect closing sale and the International Fund may effect closing purchase transactions, as described above in connection with options on equity securities.



The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index.
If this occurred, the Funds would not be able to close out options that they had purchased or, in the case of the International Fund, written and, if restrictions on exercise were imposed, a Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund.
The Funds generally will select stock indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.



Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability of the Funds to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. The Funds will not purchase or, in the case of the International Fund, sell any index option contract unless and until the Funds investment adviser or sub-investment adviser believes the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.



Price movements in the Funds' equity security portfolios probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index the International Fund bears the risk that the price of the securities it holds in its portfolio may not increase as much as the index. In such event, the International Fund would bear a loss on the call that is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Funds' securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.



When the International Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.



There are also certain special risks involved in purchasing put and call options on stock indices. If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


16. OPTIONS ON DEBT SECURITIES. (International Fund only.) The Fund may purchase and write (I.E., sell) put and call options on debt securities. Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

The Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as options on equity securities as described above, except that, in the case of call options on U.S. Treasury bills, the Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for the Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the Sub-Adviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

The Fund may also write straddles (I.E., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is in-the-money. The Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

The Fund may purchase "protective puts" on debt securities in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described above in "Options on Equities."

The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

If the Fund, as a writer of an exchange-traded option, wishes to terminate the obligation, it may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, dealer options generally do not have a continuous liquid market. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the dealer option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the dealer option. While the Fund will seek to enter into dealer options only with counterparties who agree to and who are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected. The Fund may not invest more than 15% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the SEC has taken the position that purchased dealer options and the assets used as "cover" for written dealer options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written dealer options may be considered liquid provided that the Fund sells dealer options only to qualified dealers who agree that the Fund may repurchase any dealer option its writes for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's purchase and sale of exchange-traded options on debt securities will be subject to the risks described above in "Options on Equity Securities."

17. OPTIONS ON FOREIGN CURRENCIES. (International Fund only.) The Fund may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

The Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the Fund's securities are denominated, the dollar value of such securities will decline even though their foreign currency value remains the same. To hedge against the decline of the foreign currency, the Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, the Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

If, on the other hand, the Sub-Adviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, the Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

The Fund's successful use of options on foreign currencies depends upon the Sub-Adviser's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Furthermore, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not their market risks. The Fund's ability to establish and maintain positions will depend on market liquidity. The ability of the Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

18. STOCK INDEX FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

The Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. The Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's equity securities.

The Fund's successful use of stock index futures contracts depends upon the Sub-Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Fund will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Fund's assets may be committed as initial margin on futures contracts.

19. INTEREST RATE FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The portfolios will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

The Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. The Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. The Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its futures.

The Fund's successful use of interest rate futures contracts depends upon the Sub-Adviser's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to the Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities the Fund intends to hedge or acquire and the interest rate futures contracts available to it, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described above in "Stock Index Futures Contracts."

20. FOREIGN CURRENCY FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies such as the European Currency Unit. A European Currency Unit is a basket of specified amounts of the currencies of certain member states of the European Economic Community, a Western European economic cooperative organization including France, Germany, the Netherlands and the United Kingdom. The Fund will engage in transactions in only those futures contracts and other options thereon that are traded on a commodities exchange or a board of trade. See "Stock Index Futures Contracts" above for a general description of futures contracts. The Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. The Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in their ongoing management.

The use of these futures contracts is subject to risks similar to those involved in the use of options on foreign currencies and the use of any futures contract. The Fund's successful use of foreign currency futures contracts depends upon the Sub-Adviser's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed above more fully under "Options on Foreign Currencies" and "Stock Index Futures Contracts."

21. OPTIONS ON FUTURES CONTRACTS. (International Fund only.) The Fund may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, on exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund intends to utilize options on futures contracts for the same purposes that it intends to use the underlying futures contracts.

Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract.
If there were no liquid secondary market for a particular option on a futures contract, the Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Fund.


22. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.  (International Fund only.)
The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in several circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be.

By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund.

Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Sub-Adviser believes that it is important to have the flexibility to enter into forward contracts when it is determined that the best interests of the Fund will thereby be served. The Fund's custodian will place cash or liquid, high-grade equity or debt securities into a segregated account of the portfolio in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. However, there is no assurance that liquid markets will exist for any particular forward contract at any particular time or that the Fund will be able to effect a closing or "offsetting" transaction. Forward contracts are subject to other risks described in "Special Risks of Foreign Investments and Foreign Currency Transactions."

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Fund's dealing in forward contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities that are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

BOND FUNDS AND MANAGED BOND FUND

Each Bond Fund and the Managed Bond Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. REPURCHASE AGREEMENTS. See the description of such securities under "Additional Investment Information--Stock Funds."

2. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."

3. YANKEE DEBT SECURITIES AND EURODOLLAR BONDS. Yankee debt securities are securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to a Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, that may not always be possible.


Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and are denominated in U.S. dollars. Eurodollar bonds issued by foreign issuers are subject to the same risks as Yankee sector bonds. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders.


4. MUNICIPAL SECURITIES. Municipal securities include obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities, the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax. Generally, when market interest rates rise, the price of municipal securities will fall, and when market interest rates fall, the price of these securities will rise. There is also a risk that the issuer of a municipal security will fail to make timely payments of principal and interest to the Fund.

5. ILLIQUID SECURITIES. (Bond Funds only). See the description of such securities under "Additional Investment Information--Stock Funds."

6. RESTRICTED SECURITIES AND RULE 144A SECURITIES. (Bond Funds only). See the description of such securities under "Additional Investment Information--Stock Funds."


7. MORTGAGE-BACKED SECURITIES (GNMA Fund only). Unlike conventional bonds, the principal with respect to mortgage-backed securities is paid back over the life of the loan rather than at maturity. Consequently, the Fund will receive monthly scheduled payments of both principal and interest. In addition, the Fund may receive unscheduled principal payments representing unscheduled prepayments on the underlying mortgages. Since the Fund must reinvest scheduled and unscheduled principal payments at prevailing interest rates and such interest rates may be higher or lower than the current yield of the Fund's portfolio, mortgage-backed securities may not be an effective means to lock in long-term interest rates. In addition, while prices of mortgage-backed securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

The rate of interest payable on collateralized mortgage obligation ("CMO") classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. There is the risk that the Fund may fail to recover any premium it pays due to market conditions and/or mortgage prepayments. The Fund will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.



Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - I.E., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics.


8. ASSET-BACKED SECURITIES. (GNMA and Managed Bond Fund only). Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as (but not limited to) consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. Repossessed collateral may be unavailable or inadequate to support payments on defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.


Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.

9.  ZERO COUPON BONDS.  (Managed Bond Fund only).   Zero coupon bonds do not
make interest payments; instead they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, the Managed Bond Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities.

TAX-EXEMPT BOND FUNDS

Each Tax-Exempt Bond Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. REPURCHASE AGREEMENTS. See the description of such securities under "Additional Investment Information--Stock Funds."

2. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."

3. ILLIQUID SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."


MONEY MARKET FUNDS

     QUALITY AND MATURITY. Pursuant to procedures adopted by the Money Market Trust's Board of Trustees, the Money Market Funds may purchase only high-quality securities that SAM believes present minimal credit risks. To be considered high quality, a security must be rated, or the issuer must have received a rating for a comparable short-term security, in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, the security must be judged by SAM to be of equivalent quality.

High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (E.G., A-1 by S&P) and second tier securities are those deemed to be in the second highest rating category (E.G., A-2 by S&P).

The Money Market Fund may not invest more then 5% of its total assets in second tier securities. In addition, the Money Market Fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The Money Market Funds currently intend to limit their investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, a Fund may look to an interest rate reset or demand feature.

A security is considered to be rated if either the security itself is assigned a rating or the issuer is assigned a rating for comparable short-term debt obligations. Alternatively, a security (whether or not rated) with an unconditional demand feature (as defined in Rule 2a-7) may be considered to be rated if the demand feature or its issuer has been assigned a rating. See "Description of Ratings" for further explanation of rating categories.

Each Money Market Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. RESTRICTED SECURITIES AND RULE 144A SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."

2. MUNICIPAL BONDS. Municipal bonds are issued to raise longer-term capital but, when purchased by the Tax-Free Fund, will have thirteen (13) months or less remaining until maturity or will have a variable or floating rate of interest. These issues may be either general obligation bonds or revenue bonds.

3. VARIABLE AND FLOATING RATE INSTRUMENTS. Certain municipal obligations may carry variable or floating rates of interest. Variable rate instruments bear interest at rates that are readjusted at periodic intervals so as to cause the instruments' market value to approximate their par value. Floating rate instruments bear interest at rates which vary automatically with changes in specified market rates or indices, such as the bank prime rate. A Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value.

4. TERM PUT BONDS. Term put bonds are variable rate obligations which have a maturity in excess of one year with the option to put back (sell back) the bonds on a specified put date. On the put date, the interest rate of the bond is reset according to current market conditions and accrues at the reset rate until the next put date. The Fund may also hold mandatory put bonds. Mandatory put bonds require the holder to take certain action to retain the bonds. Put bonds are generally credit-enhanced by collateral, guaranteed investment contracts, surety bonds, a letter of credit or insurance which guarantees the payment of principal and interest.

5. BOND ANTICIPATION NOTES (BANS). These notes are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet the obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

6. TAX ANTICIPATION NOTES (TANS). These notes are issued by state and local governments to finance their current operations. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.


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

7. REVENUE ANTICIPATION NOTES (RANS). These notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of project revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

8. TAX-EXEMPT COMMERCIAL PAPER. These are short-term securities issued by states, municipalities and their agencies. Tax-exempt commercial paper may be structured similarly to put bonds with credit enhancements, long nominal maturities, and mandatory put dates, which are agreed upon by the buyer and the seller at the time of purchase. The put date acts as a maturity date for the security, and generally will be shorter than the maturities of Project Notes
(PNs), BANs, RANs or TANs. There is a limited secondary market for issues of tax-exempt commercial paper.

9. ILLIQUID SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."

10. FOREIGN ISSUERS. Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

11. SECURITIES ISSUED BY BANKS AND OTHER ISSUERS. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. The Funds may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies and mortgage bankers, as well as banks.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the


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

branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and the Funds may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.


12. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."

13. MORTGAGE-BACKED SECURITIES. See the description of such securities under "Additional Investment Information--Bond Funds and Managed Bond Fund."

14. ASSET-BACKED SECURITIES. See the description of such securities under "Additional Investment Information--Bond Funds and Managed Bond Fund."


SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS

Below investment grade bonds (commonly referred to as "high-yield" or "junk" bonds) have certain additional risks associated with them. Yields on below investment grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds that primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment grade bonds may experience financial difficulties that adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load that in turn might cause a Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact a Fund's ability to dispose of the bonds as well as make valuation of the bonds more difficult. Because there tend to be fewer investors in below investment grade bonds, it may be difficult for a Fund to sell these securities at an optimum time.


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

Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

FOREIGN SECURITIES

Investing in foreign companies and markets involves certain considerations, including those set forth below, that are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Foreign securities may not be registered under, nor may the issuers thereof be subject to the reporting requirements of, U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the United States.

In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

CURRENCY EXCHANGE RATES

The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations (including, but not limited to, actions by a foreign government to devalue its currency, thereby effecting a possibly substantial reduction in the U.S. dollar value of a Fund's


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

investments in that country). The International Fund is authorized to employ certain hedging techniques to minimize this risk. However, to the extent such transactions do not fully protect the International Fund against adverse changes in exchange rates, decreases in the value of the currencies of the countries in which the Fund will invest will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies. Further, the International Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers (including banks) realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer or bank normally will offer to sell a foreign currency to the International Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. Moreover, fluctuations in exchange rates may decrease or eliminate income available for distribution. For example, if certain foreign currency losses exceed other investment company taxable income (as defined below under "Additional Tax Information") during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his International Fund shares.

HEDGING TRANSACTIONS (INTERNATIONAL FUND ONLY)

Hedging transactions cannot eliminate all risks of loss to the International Fund and may prevent the Fund from realizing some potential gains. The projection of short-term foreign currency and market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Among the risks of hedging transactions are: incorrect prediction of the movement of currency exchange rates and market movements; imperfect correlation of currency movements in cross-hedges and indirect hedges; imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See "Special Risks of Foreign Investments and Foreign Currency Transactions."

Indirect hedges and cross-hedges are more speculative than other hedges because they are not directly related to the position or transaction being hedged. With respect to indirect hedges, movements in the proxy currency may not precisely mirror movements in the currency in which portfolio securities are denominated. Accordingly, the potential gain or loss on an indirect hedge may be more or less than if the Fund had directly hedged a currency risk. Similar risks are associated with cross-hedge transactions. In a cross-hedge, the foreign currency in which a portfolio security is denominated is hedged against


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

another foreign currency, rather than the U.S. dollar. Cross-hedges may also create a greater risk of loss than other hedging transactions because they may involve hedging a currency risk through the U.S. dollar rather than directly to the U.S. dollar or another currency.

To help reduce certain risks associated with hedging transactions, the Common Stock Trust's Board of Trustees has adopted the requirement that forward contracts, options, futures contracts and options on futures contracts be used on behalf of the Fund as a hedge and not for speculation. In addition to this requirement, the Board of Trustees has adopted the following percentage restrictions on the use of options, futures contracts and options on futures contracts:

     (i) The Fund will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets.

     (ii) The Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of the Fund's net assets.

     (iii) The Fund will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.


INVESTMENT RISKS OF CONCENTRATION IN CALIFORNIA AND WASHINGTON ISSUERS

CALIFORNIA FUND


The following is a condensed and general description of conditions affecting the taxing ability and fiscal condition of the State of California and its various political subdivisions and their ability to meet their debt service obligations. Since during normal market conditions the Fund plans to invest at least 80% of its net assets in bonds issued by California and its political subdivisions, the investment risk of such concentration should be carefully considered. The description below summarizes discussions contained in official statements relating to various types of bonds issued by the State of California and its political subdivisions. A more detailed description can be found in such official statements. The California Fund has not independently verified any of the information presented in this section.



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


THE STATE OF CALIFORNIA. The severe economic recession which occurred in California between 1990 and 1994 seriously affected State tax revenues, caused increased expenditures for health and welfare programs, and caused a structural imbalance in the State's budget, with the largest programs supported by the General Fund -- K-12 schools and community colleges, health and welfare, and corrections -- growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the State experienced recurring budget deficits and had to use a series of external borrowings to meet its cash needs.

As a result of the deterioration in the State's budget and cash situation in fiscal years 1991-92 and 1992-93, rating agencies reduced the State's credit ratings. Between November 1991 and October 1992 the rating on the State's general obligation bonds was reduced by S&P from "AAA" to "A+," by Moody's from "Aaa" to "Aa," and by Fitch from "AAA" to "AA." In July, 1994, based on the State's inability to eliminate its accumulated deficit, the same three rating agencies further lowered their ratings on the State's general obligation bonds to "A," "A1" and "A," respectively.

Since the start of 1994, California's economy and the State's financial condition have steadily improved, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. In 1996, Fitch and S&P raised their respective ratings to "A+." Nevertheless, the pressures on the General Fund from the programs described above (education, corrections and welfare, which is in a transition period as a result of recent federal and state welfare reform initiatives) are expected to continue.

During the recent recession years, the State deferred certain annual contributions to the Public Employees Retirement Fund pursuant to legislation passed for budget savings. That legislation was held to be unconstitutional in a decision which became final in May, 1997. In satisfaction of the judgment, the State transferred $1.235 billion from the General Fund to the PERF in July, 1997.

In August, 1997, the Governor signed the Budget Act for fiscal year 1997-98, but vetoed about $314 million of specific spending items, primarily in health and welfare and education. The Budget, which reflects the $1.235 billion payment to PERF mentioned above, anticipates General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 amount), and expenditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels) and projects a decrease in the budget reserve from $408 million at June 30, 1997 to $112 million at June 30, 1998. The Budget Act contains no tax increases and no tax reductions.

TAX AND SPENDING LIMITATIONS. The taxing powers of California public agencies are limited by Article XIII A of the State Constitution, added by an initiative amendment approved by voters on June 6, 1978, and commonly known as Proposition 13.



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


Article XIII A limits the maximum ad valorem tax on real property to one percent of "full cash value" which is defined as "the County Assessor's valuation of real property as shown on the fiscal year 1975-76 tax bill under 'full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed two percent per year, or reduction in the consumer price index or comparable local data, or declining property value caused by damage, destruction, or other factors.

The tax rate limitation referred to above does not apply to ad valorem taxes to pay the interest and redemption charges on any indebtedness approved by the voters before July 1, 1978 or any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition.

Article XIII A also requires a two-thirds vote of the electors prior to the imposition of any special taxes and totally precludes the imposition of any new ad valorem taxes on real property or sales or transaction taxes on the sales of real property.

Legislation adopted in 1979 exempts business inventories from taxation.
However, the same legislation provides a formula for reimbursement by California to cities and counties, special districts and school districts for the amount of tax revenues lost by reason of such exemption or adjusted for changes in the population and the cost of living. Legislation adopted in 1980 provides for state reimbursements to redevelopment agencies to replace revenues lost due to the exemption of business inventories from taxation. Such legislation provides for restoration of business inventory tax revenues through the annual addition of artificial assessed value, not actually existing in a project area, to the tax rolls of redevelopment projects. These reimbursements are adjusted for changes in the population and the cost of living. All such reimbursements are subject to change or repeal by the Legislature, and they have been changed since 1980. Furthermore, current law generally prohibits the pledging of such reimbursement revenues to secure redevelopment agency bonds.

Redevelopment agencies in California have no power to levy and collect taxes; hence, any decrease in property taxes or limitations in the amounts by which property taxes may increase adversely affects such agencies, which lack the inherent power to correct for such decreases or limitations.

State and local government agencies in California and the State itself are subject to annual "appropriation limits" imposed by Article XIII B, an initiative constitutional amendment approved by the voters on November 6, 1979, which prohibits government agencies and the State from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues, certain State subventions and certain other funds, including proceeds from regulatory licenses, user revenues, certain State subventions and certain other funds to the extent that such



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


proceeds exceed "the cost reasonably born by such entity in providing the regulation, product, or service." No limit is imposed on appropriation of funds which are not "proceeds of taxes," on debt service or indebtedness existing or authorized by January 1, 1979, or subsequently authorized by the voters, or appropriations required to comply with mandates of courts or the federal government, or user charges or fees which don't exceed the cost of the service provided, nor on certain other non-tax funds.

By statute (which has been upheld by the California Court of Appeals), tax revenues allocated to redevelopment agencies are not "proceeds of taxes" within the meaning of Article XIII B, and the expenditure of such revenues is therefore not subject to the limitations under Article XIII B.

The imposition of taxes by local agencies is further limited by the provisions of an initiative statute ("Proposition 62") approved by the voters on November 4, 1986. The statute (i) requires that any tax for general governmental purposes imposed by local government entities be approved by resolution or ordinance adopted by two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as a tax levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIII A, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governmental entities and (vi) requires that any tax imposed by a local governmental entity between May 1, 1985 and November 4, 1986 be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988.

Subsequent decisions of California Courts of Appeal held that all or portions of the provisions of Proposition 62, including those requiring the submission of general fund tax measures to the electorate, are unconstitutional. However, on September 28, 1995, in the case of Santa Clara County Local Transportation Authority v. Guardino, the California Supreme Court upheld the constitutionality of Proposition 62. As a result, the annual revenues of any local government or district as shown in the general fund budget may have to be reduced in any year to the extent that they rely on the proceeds of any general tax adopted after May 1, 1985 which has not been approved by majority vote of the electorate. Pending clarification by the courts or by the California Legislature it remains uncertain whether the general tax voter approval requirement is applicable to any tax that was imposed or increased by an ordinance or resolution adopted prior to December 14, 1995.

An initiative constitutional amendment known as Proposition 218 and also called the "Right to Vote on Taxes Act" was approved by the voters on November 5, 1996. This measure added Articles XIII C and XIII D to the State Constitution. The measure requires that general tax increases by all local government entities be approved by not



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


less than a majority vote and that taxes for special purposes be approved by a two-thirds vote; provides that existing language in the California Constitution shall not be construed to limit the initiative power with respect to reducing or repealing any local tax, assessment, fee or charge; prescribes procedures applicable to all assessments and requires that all assessments be approved by property owners; prohibits property related fees and charges from exceeding costs of the service being provided; imposes procedural requirements, including notice and public hearing, prior to imposition of new or increased fees or charges on property; and requires that, except for fees for sewer, water and refuse collection, fees be approved by a majority vote of the fee payers.

Given the turbulent history of California electoral, judicial and legal proceedings affecting taxation since 1978, it is impossible to predict what proceedings might occur in the future which would affect the ability of California and its political subdivisions to service their outstanding indebtedness.

LEASE FINANCING. Lease-based financing, typically marketed in the form of certificates of participation or lease revenue bonds, has been extremely popular in California, since the courts have long held that properly structured long-term leases do not create "indebtedness" for purposes of constitutional and statutory debt limitations. The obligation to pay rent thereunder is nevertheless enforceable, on an annual basis, so long as the leased property is available for use and occupancy by the government lessee. The risk of rent abatement (because of construction delays, damage to structures and the like) is usually mitigated by funded reserves, casualty (including earthquake) insurance and rental interruption insurance.

In a recent taxpayer suit, Rider v. City of San Diego, traditional financing structures involving joint powers agencies as well as the long-established lease exception to the constitutional debt limit were again challenged. Although the City and the other governmental defendants prevailed both in the trial court and in the Court of Appeal, the California Supreme Court subsequently granted review and is expected to decide the case sometime during the 1998 calendar year.

ELECTRIC UTILITY RESTRUCTURING. Like a number of other states, California recently enacted legislation relating to the restructuring of the electric utility industry. The legislation generally provides for increased competition in the supply of electric power and allows retail customers "direct access" in choosing their supplier. In addition, the legislation provides for an immediate rate reduction for small users; creates an independent power exchange to administer a wholesale power pool; creates an independent system operator for the transmission grid; provides customers and suppliers with nondiscriminating and comparable access to transmission and distribution services; and allows utilities to recover uneconomic generation-related costs through a transition charge or severance fee.

The mandatory provisions of the legislation generally apply to utilities regulated by the California Public Utilities Commission. Since the State's political subdivisions are not subject to the jurisdiction of the CPUC, the effect of the legislation on municipally-owned electric utilities is more limited. As a practical matter, however, it is likely that most municipally-owned utilities will adopt some form of direct access or pooling programs in order to remain competitive.

The effects of direct access may vary among municipal utilities and cannot be specifically ascertained at this time. However, some potential effects include:
(i) loss of customers, particularly large industrial and commercial customers,
(ii) increased costs to remaining customers, (iii) decreased revenues, (iv) decreases in transfers to the municipality's general fund, (v) increased difficulties in developing new generating resources, (vi) increased difficulties and higher costs in system financing, (vii) reductions in credit ratings, (viii) the need to recover stranded investment in facilities from the remaining customers and (ix) reductions in environmental and social programs relating to electric utility services.

ORANGE COUNTY BANKRUPTCY. In December 1994, Orange County, together with its pooled investment funds, filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the funds had suffered significant market losses in their investments, causing a liquidity crisis for the funds and the County. More than 200 other public entities, most of which, but not all, are located in the County, were also depositors in the funds. Orange County has since embarked on a fiscal recovery plan, based on sharp reductions in services and personnel, and continues to face fiscal constraints in the aftermath of the bankruptcy.

Since the Orange County bankruptcy, California's general laws pertaining to the deposit and investment of public moneys have been significantly revised to limit the use of higher-risk investments and to provide additional oversight safeguards at the local level.

The Fund will attempt to achieve geographic diversification by investing in obligations of issuers which are located in different areas within California as well as obligations of the State of California itself. In addition, the Fund will not invest more than 15% of its total assets in tax allocation bonds issued by California redevelopment agencies. These are operating policies of the Fund and may be changed without the approval of the Fund's shareholders.


WASHINGTON FUND

WASHINGTON STATE

A discussion of certain economic, financial and legal matters regarding the State of Washington follows. During normal market conditions, the Washington Fund will generally invest at least 80% of its net assets in bonds issued by Washington and its political subdivisions, municipalities, agencies, instrumentalities or public authorities. Therefore, the investment risk of such concentration should be carefully considered. The



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


information in the discussion is drawn primarily from official statements relating to securities offerings of the State which are dated prior to the date of this Statement of Additional Information. This information may be relevant in evaluating the economic and financial position of the State, but is not intended to provide all relevant data necessary for a complete evaluation of the State's economic and financial position. Discussions regarding the financial health of the State government may not be relevant to municipal obligations issued by a political subdivision of the State. Furthermore, general economic conditions discussed may or may not affect issuers of the obligations of the State. The Washington Fund has not independently verified any of the information presented in this section.

GENERAL INFORMATION

According to the United States Census Bureau's 1990 Census, Washington State's population is ranked 18th of the 50 states. During the ten-year time period from 1980-1990, the State's population increased at an average annual rate of 1.8%, while the United States population grew at an average annual rate of 1.1%. The State's population increased at an average annual rate of approximately 2.5% 1990 to 1993, and at an average annual rate of approximately 1.8% from 1993 to 1995. From April 1, 1995 to April 1, 1996, the population growth was approximately 1.6%. The current estimate of the population of the State is approximately 5.5 million.

The State's largest city, Seattle, is part of an international trade, manufacturing, high technology and business service corridor which extends along Puget Sound from Everett to Tacoma. The State's Pacific Coast-Puget Sound region includes 75% of its population, the major portion of its industrial activity and the major part of the forests important to its timber and paper industries. The remainder of the State has agricultural areas primarily devoted to grain, fruit orchards and dairy operations.

In recent years, the State's economy has diversified with employment in the trade and service sectors representing an increasing portion of total employment relative to the manufacturing sector.

The State operates on a July 1 to June 30 fiscal year and on a biennial budget basis. Fiscal controls are exercised during the biennium through an allotment process which requires each agency to submit a monthly expenditure plan. The plan must be approved by the Office of Financial Management, which is the Governor's budget agency. It provides the authority for agencies to spend funds within statutory maximums specified in a legislatively adopted budget. State law requires a balanced biennial budget. Whenever it appears that disbursements will exceed the aggregate of estimated receipts plus beginning cash surplus, the Governor is required to reduce allotments, thereby reducing expenditures of appropriated funds.

As interpreted by the State Supreme Court, Washington's Constitution prohibits the imposition of net income taxes.



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


The State's tax revenues are primarily comprised of excise and ad valorem taxes. By constitutional provision, the aggregate of all regular (unvoted) tax levies on real and personal property by State and local taxing districts cannot exceed 1% of the true and fair value of the property. Excess levies are subject to voter approval. For the fiscal year ending June 30, 1996, approximately 76.7% of the State's tax revenues came from general and selective sales and gross receipts taxes, of which the retail sales tax and its companion use tax represented 45% of total collections. Business and occupation tax collections represented about 16.5% and the motor vehicle fuel tax represented approximately 6.7% of total State taxes for the year. Ad valorem taxes represented 11.1% of State revenues for the fiscal year 1996.

Expenditures of State revenues are made in accordance with constitutional and statutory mandates.

STATE EXPENDITURE LIMITATIONS

Initiative 601, which was passed by the voters in November 1993, limits increases in General Fund-State government expenditures to the average rate of population and inflation growth, and sets forth a series of guidelines for limiting tax and expenditure increases and stabilizing long range budget planning.

Provisions of Initiative 601 establish a procedure for computing a fiscal year growth factor based on a lagged, three-year average of population and inflation growth. This growth factor is used to determine a State spending limit for programs and expenditures supported by the State General Fund. The growth factor was 5.13% for fiscal year 1996 and is 4.45% for fiscal year 1997, 4.05% for fiscal year 1998, and 4.01% for fiscal year 1999. The initiative created two new reserve funds (the Emergency Reserve Fund and the Education Construction
Fund) for depositing revenues in excess of the spending limit and abolished the current Budget Stabilization Account. Ending balances in the Budget Stabilization Account were transferred to the State General Fund ($100 million) and the Pension Reserve Account ($25 million). The initiative also places restrictions on the addition or transfer of functions to local government unless there is reimbursement by the State.

The Initiative's requirement for voter approval for new tax measures has expired. Effective July 1, 1995, taxes can be enacted with a two-thirds majority of both houses of the State Legislature if resulting General Fund-State expenditures do not exceed the spending limit. Voter approval is still required to exceed the spending limit. Thus far, the Initiative has not had a restrictive impact on the State's budget.

The State Constitution and enabling statutes authorize the incurrence of State general obligation debt to the payment of which the State's full faith and credit and taxing power are pledged. With certain exceptions, the amount of State general obligation debt which may be incurred is limited by constitutional and statutory restrictions. These limitations are imposed by prohibiting the issuance of new debt if the new debt would cause the maximum annual debt service on all thereafter outstanding general obligation debt to exceed a



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specified percentage of the arithmetic mean of general State revenues for the preceding three years. These limitations apply to the incurrence of new debt and are not limitations on the amount of debt service which may be paid by the State in future years.

The State Legislature is obligated to appropriate money for State debt service requirements. Generally, on or before June 30 of each year, the State Finance Committee certifies to the State Treasurer the amount required for payment of bond interest and principal for the coming year. Some general obligation bond statutes provide that the General Fund will be reimbursed from discrete revenues, which are not considered general State revenues. Other bonds are limited obligation bonds not payable from the General Fund. For the 1997-99 Biennium, General Fund-State revenues are projected to be $19.945 billion, an increase of 9.3% over the 1995-97 Biennium, plus a carry-forward of $513 million. The revenue outlook for the 1997-99 Biennium is stable and the General Fund is projected to end the Biennium with a $861 million fund balance.

The operating budget for the 1997-99 Biennium calls for an overall expenditure level of $19.085 billion for the General Fund-State, an increase of $1.4 billion or 7.6% over the 1995-97 Biennium and within the $19.235 billion expenditure limit imposed under Initiative 601.

Fifty-eight percent of the General Fund-State budget will go to support public schools and higher education, representing a $514 million increase in public school funding and an increase of $137 million in funding for public universities and colleges.

Social and Health Services funding accounts for approximately 26% of the State budget, and the criminal justice budget also increased. A 3% across-the-board salary increase for State employees accounts for $63 million of the increase in General Fund-State expenditures.

The 1996 Supplemental Budget passed the State Legislature on April 26, 1997, and Governor Locke signed the budget bill on May 20, 1997. The overall General Fund-State supplemental budget resulted in a net increase of $150 million.

The Legislature appropriated $62 million of General Fund-State to be used for school construction, and $12 million to be used for Educational Network funding. Fifty million from General Fund-State was appropriated to the Transportation Fund, for use by transportation agencies in 1997-99. A total of nearly $19 million in State funds was appropriated to address the loss of federal funding for Title IV-A for Juvenile Rehabilitation and for lost federal payment on child support grants to clients. Caseload and other forecasted workload increases amounted to approximately $46 million. These appropriated increases were offset by a General Fund-State reduction of $68 million to reflect downward adjustments in public school enrollments and social and health services forecasted caseloads, and by a reduction in debt service payments of $18 million, made possible by refunding and lower interest rates. The 1997 Legislature also appropriated about $26 million to address other emergent needs such as Year 2000 computer conversion, and to



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fund other technical and programmatic needs.  Approximately $21 million in State funds was provided to address the devastating damage that resulted from floods, ice storms, fire protection, and other disasters.

For most municipalities in the State, the fiscal year is the calendar year, except that school districts have a September 1 - August 31 fiscal year. All municipalities must maintain balanced budgets. Depending on the type of municipality, local revenues are derived from ad valorem taxes, excise and gross receipts taxes, special assessments, fees, user charges and State and federal grants.

Municipalities incur debt by the issuance of general obligations or other borrowings which are payable from taxes, though other revenue sources may be used. Revenue obligations do not constitute debt under constitutional and statutory limitations as long as taxes are not pledged or used to pay debt service. Only non-tax revenue from the operation of a project or enterprise financed by the revenue obligations (and sometimes special assessments on property benefited from the financed improvements) may be used to pay that debt service. Usually, revenue bonds are secured by a reserve funded in an amount based on a factor of debt service. Many municipalities may issue improvement district obligations payable only from special assessments on benefited property, but some of those obligations also may be secured by a special guaranty fund.

ECONOMIC OVERVIEW

Over the past few years, the State's economic performance has remained relatively strong compared to the United States as a whole. After adjusting for inflation, growth in personal income in the State increased 4.4% in 1996 over the 1995 level and an estimated 6.0% in 1997 over the 1996 level.

The State's economic base includes manufacturing and service industries as well as agricultural and timber production. During 1990-1995, the State experienced growth in non-manufacturing industries and a decline in manufacturing industries. The rate of employment growth, which exceeded 4.5% during the mid-to-late 1980s, has declined since 1991 to an average rate of 1.4%. The 1997 employment growth is expected to be 3.8%.

Washington's economy consists of both export and local industries. Leading export industries are aerospace, forest products, agriculture and food processing. The aerospace, timber and food processing industries together employ approximately 9% of the State's non-farm workers. However, the non-manufacturing sector has played an increasingly significant role in contributing to the State's economy in recent years.

Below is a summary of key industry segments of the State's economy as well as of selected economic and employment data.

MANUFACTURING. The Boeing Company ("Boeing"), which is the Seattle Metropolitan Area's largest employer, has several facilities located throughout the area. Boeing is the



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world's leading manufacturer of commercial airliners and as of September 1997 employed 100,200 people State-wide, primarily at several locations in the Puget Sound area. While the primary activity of Boeing is the manufacture of commercial aircraft, Boeing has played leading roles in the aerospace and military missile programs of the United States and has undertaken a broad program of diversification activities including Boeing Information and Support Services. In 1996, Boeing had $22.7 billion in sales and net earnings of $1.1 billion, and a backlog of orders for 717 aircraft, the most in the company's history. Boeing currently anticipates 1997 sales to be in the $46-47 billion range. Boeing recently completed two and is currently undertaking one major expansion project. The company acquired a 212-acre site in Renton (King County), which is the site of the former Longacres Race Track. The site will be used as a location for the development of an office complex, the first building of which is an approximately 500,000 square-foot customer service training center that was recently completed. In Everett (Snohomish County), Boeing completed construction of a 5.6 million square-foot assembly plant for the new 777 jetliner. In 1993, Boeing completed a $400 million skin and spar plant and a composite manufacturing center on 500 acres in Puyallup (Pierce County).

On December 5, 1996, Boeing acquired the former defense and space units of Rockwell International. On August 1, 1997, Boeing also completed its merger with McDonnell Douglas Corporation. The merger will not significantly impact Boeing employment levels in the State.

A total of 218 commercial jet transports were delivered in 1996, compared with 206 for 1995. Defense and space sales of $5.6 billion in 1995 were approximately 10% higher than in 1994. The projected number of commercial jet deliveries for 1997 is 340.

TECHNOLOGY-RELATED INDUSTRIES. The State ranks fourth among all states in the percentage of its work force employed by technology-related industries. It ranks third among the largest software development centers. The State is the home of approximately 1000 advanced technology firms of which approximately 50% are computer-related. Microsoft, headquartered in Redmond, Washington, is the largest microcomputer software company in the world. In addition, several biotechnical firms located in the State have attained international acclaim for their research and development.

TIMBER. Natural forests cover more than 40% of the State's land area, and forest products rank second behind aerospace in value of total production. The largest employer in the timber industry is The Weyerhaeuser Company. Productivity in the State's forest products industry increased steadily from 1980 to 1990. However, since 1991, recessionary influences have resulted in a production decline. A slight decline is anticipated for the next few years, due to federally-imposed limitations on the harvest of old-growth timber and the inability to maintain the previous record levels of production increases. Although a continued decline in employment is anticipated in certain regions, the impact is not expected to affect materially the State's overall economic performance.



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AGRICULTURE AND FOOD PROCESSING.  Agriculture and food processing is the State's most important industry by most measures. Growth in agricultural products was an integral factor in the State's economic growth in the late 1980s and early 1990s.

FINANCE, INSURANCE AND REAL ESTATE. Employment in finance, insurance and real estate is estimated to represent 5.1% of the State's wage and salary employment in 1996. Projections for 1997 show this segment declined slightly to 5.0% of employment.

TRADE. International trade plays an important role in the State's employment base and one in six jobs is related to this sector. During the past twenty years the State has consistently ranked number one or number two in international exports per capita. Seattle-Tacoma International Airport is the focus of the region's air traffic and trade. The State, particularly the Puget Sound Corridor, is a trade center for the Northwest and the State of Alaska. A system of public ports, the largest of which are the Ports of Seattle and Tacoma, handle waterborne trade primarily to and from the Far East. These two Ports each rank among the top 20 ports in the world based on volume of containerized cargo shipped; on a combined basis they are the second largest load center for containerized cargo in the United States. Approximately 70% of the cargo passing through the Ports of Seattle and Tacoma has an ultimate destination outside the Pacific Northwest. Therefore, trade levels depend largely on national and world, rather than local, economic conditions.

Growth in retail sales in the State between 1990 and 1992 was higher than that in the United States. During 1993 through 1995, the rate of growth for retail sales was lower for the State than for the United States. The State is home to a number of specialty retail companies that have reached national stature, including Nordstrom, Eddie Bauer, Costco and Recreational Equipment Inc. (REI).

SERVICES/TOURISM. The highest employment growth in the State since 1981 has taken place in the services sector, although rate of growth has shown a small but relatively consistent decline since 1990 from 7% to 4.3% for 1995, and 3.4% forecast for 1996. Seattle is the location for the Washington State Convention and Trade Center which opened in June 1988. The State also has many tourist attractions such as the Olympic and Cascade mountain ranges, ocean beaches and local wineries.

CONSTRUCTION. Employment in the construction sector in the Puget Sound area increased 69.2% between 1981 and 1991. The increase in employment in the late 1980s was due in part to the relative affordability of housing compared to other areas of the country. Construction employment growth flattened between 1991 and 1993, but showed a modest increase in 1994 and leveled again in 1995.
Commercial building, while not increasing at the pace of the 1980s, remains stable.

FEDERAL, STATE AND LOCAL GOVERNMENT. Employment in the government sector represents approximately 19% of all wage and salary employment in the State on a combined basis. Seattle is the regional headquarters for a number of federal government agencies, and the State receives an above-average share of defense expenditures.



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Employment in the government sector has expanded in the State since 1990, but at a declining rate. State and local government employment has increased at a faster pace than employment by the federal government, and is projected to add new jobs through 1996.

LITIGATION

At any given time, including the present, there are numerous lawsuits pending against the State of Washington which could affect the State's revenues and expenditures. However, none of the lawsuits is expected to have a material adverse impact on either State revenues or expenditures.


PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS



At April 3, 1998, SAM owned 37.6% of the Balanced Fund's outstanding shares; 50.9% of the International Fund's outstanding shares; 59.1% of the Value Fund's outstanding shares; and 74.5% of the Managed Bond Fund's outstanding shares. At April 3, 1998, SAFECO Corporation owned 17.6% of the Small Company Fund's outstanding shares. At April 3, 1998, SAFECO Insurance Company of America ("SAFECO Insurance") owned 11.3% of the Northwest Fund's outstanding shares; 31.1% of the Intermediate Treasury Fund's outstanding shares; 30.9% of the Intermediate Municipal Fund's outstanding shares; 38.0% of the Insured Bond Fund's outstanding shares; and 72.9% of the Washington Fund's outstanding shares.

At April 3, 1998, Charles Schwab & Co., Inc., whose address of record is 101 Montgomery St., San Francisco, CA 94104, owned 38.0% of the Growth Fund's outstanding shares; 19.0% of the Income Fund's outstanding shares; 30.2% of the Equity Fund's outstanding shares; 8.7% of the Northwest Fund's outstanding shares; 18.7% of the Small Company Fund's outstanding shares ; 10.5% of the Value Fund's outstanding shares; 10.5% of the Intermediate Treasury Fund's outstanding shares; 27.1% of the High-Yield Bond Fund's outstanding shares; 10.5% of the Insured Bond Fund's outstanding shares; and 22.7% of the California Fund's outstanding shares.

At April 3, 1998, William A. Helsell, whose address of record is 10653 Culpepper Court N.W., Seattle, WA 98177, owned 9.6% of the Intermediate Municipal Fund's outstanding shares; 8.4% of the Insured Bond Fund's outstanding shares; and 30.8% of the Washington Fund's outstanding shares.

At April 3, 1998, SAFECO Trust Omnibus Account, whose address of record is P.O. Box 34730, Seattle, WA 98124, owned 16.1% of the Intermediate Treasury Fund's outstanding shares. At April 3, 1998, Crista Ministries, whose address of record is P.O. Box 330303, Seattle, WA 98133, owned 17.3% of the Managed Bond Fund's outstanding shares. At April 3, 1998, Bruce and Betty Boldt, Trustees, Revocable Family Trust, whose address of record is 7327 Mission Hills Drive, Las Vegas, NV 89113, owned 8.4% of the Insured Bond Fund's outstanding shares.

At April 3, 1998, Malcolm A. Moore and Spencer M. Patterson Trustees, whose address of record is 2600 Century Square, 1501 4th Avenue, Seattle, WA 98101, owned 8.1% of the Washington Fund's outstanding shares. At April 3, 1998, Nancy
M. Ho, whose address of record is 19451 4th Place S.W., Normandy Park, WA
98116, owned 7.3% of the Washington Fund's outstanding shares.

SAM, SAFECO Insurance and SAFECO Trust Company are Washington corporations and wholly owned subsidiaries of SAFECO Corporation. SAFECO Corporation is a Washington corporation and a holding company whose primary subsidiaries are engaged in the insurance and financial services businesses. SAM has its principal place of business at 25th Floor, Two Union Square, Seattle, WA 98101. Each of SAFECO Insurance and SAFECO Corporation has its principal place of business at SAFECO Plaza, Seattle, WA 98185.

Principal shareholders of a Fund may control the outcome of a shareholder vote.


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


insurance and financial services businesses. SAM has its principal place of business at 25th Floor, Two Union Square, Seattle, WA 98101. Each of SAFECO Insurance and SAFECO Corporation has its principal place of business at SAFECO Plaza, Seattle, WA 98185.


Principal shareholders of a Fund may control the outcome of a shareholder vote.

ADDITIONAL TAX INFORMATION

GENERAL

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain). Each Fund intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on December 31 (by election) of that year, plus certain other amounts.

The excess of net long-term capital gains over net short-term capital loss realized by a Fund on portfolio transactions, when distributed by the Fund, is subject to long-term capital gains treatment under the Code, regardless of how long you have held the shares of the Fund. Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares. Redemptions and exchanges of shares of a Fund may result in a capital gain or loss for federal income tax purposes.

If shares of a Fund are sold at a loss after being held for one year or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.
Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number.


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Withholding at that rate also is required from dividends and those distributions for shareholders who otherwise are subject to backup withholding.

If the International Fund's dividends exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the Fund may adjust its dividends to take currency fluctuations into account, causing the dividends to vary. Any return of capital will reduce the cost basis of your shares resulting in a higher reported capital gains or a lower reported capital loss when you sell your shares.

These are tax requirements that all mutual funds must follow in order to avoid federal taxation. The Funds may have to limit investment activity in some types of securities in order to adhere to these requirements.

SPECIAL TAX CONSIDERATIONS--INVESTMENT IN FOREIGN SECURITIES


The International Fund and any other Fund that invests in foreign securities may be required to pay withholding or other taxes to a foreign government. If so, the taxes will reduce the Fund's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding would generally be 30%. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders, but will be included in shareholders taxable income. However, the International Fund intends to make an election which will allow shareholders to claim an offsetting credit or deduction on their tax return for their share of foreign taxes paid by the Fund.


     PFICS

The International Fund may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary


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

earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFIC's. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of any such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


SPECIAL TAX CONSIDERATIONS--HIGH-YIELD BOND FUND

The High-Yield Bond Fund may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of such securities, the Fund must include in its income the portion of the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, the High-Yield Bond Fund must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the distribution requirement and avoid imposition of the excise tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

SPECIAL TAX CONSIDERATIONS--TAX-EXEMPT BOND FUNDS AND TAX-FREE MONEY FUND

The tax-exempt interest portion of each daily dividend will be based upon the ratio of a Fund's tax-exempt to taxable income for the entire fiscal year (average annual method). As a result, the percentage of tax-exempt income for any particular distribution may be substantially different from the percentage of a Fund's income that was tax-exempt during the period covered by that distribution. Each of the Tax-Exempt Bond Funds and the Tax-Free Money Fund will advise its shareholders of this ratio within 60 days after the close of its fiscal year.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible. In addition, entities or persons who are "substantial users" (or related persons) of facilities financed by most "private activity" bonds should consult their tax advisers before purchasing shares of any of the Tax-Exempt Bond Funds or the Tax-Free Money Fund. "Substantial user" is generally defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of most "private activity" bonds.

Each Fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, at a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

No portion of the dividends or other distributions paid by any Fund is eligible for the dividends-received deduction allowed to corporations.

In the future, proposals may be introduced before Congress for the purpose of further restricting or even eliminating the federal income tax exemption for interest on all or certain types of municipal obligations. If such a proposal were enacted, the availability of municipal obligations for investment by each Fund and the value of each Fund's portfolio would be affected. In such event, each Fund would review its investment objectives and policies.

CALIFORNIA STATE AND LOCAL TAX MATTERS


If a Fund maintains at least 50% of the value of its assets in obligations the interest on which is exempt from California personal income tax, individual shareholders of such Fund who are subject to California personal income tax will not be required to include in their California gross income that portion of their dividends which the Fund clearly and accurately identifies as directly attributable to interest earned on obligations, the interest on which is exempt from California personal income tax. Distributions to such individual shareholders derived from interest on municipal obligations issued by governmental authorities in states other than California, short-term capital gains and other taxable income will be taxed as dividends for purposes of California personal income taxation. Distributions to individual shareholders who are subject to California personal income tax that derive from interest, dividends, short-term capital gains and other ordinary income by a Fund that does not maintain at least 50% of the value of its assets in obligations the interest on which is exempt from California personal income tax will be taxed in their entirety as dividends for purposes of California personal income taxation. Each Fund's long-term capital gains for federal income tax purposes will be taxed as long-term capital gains to individual shareholders of the Fund for purposes of California personal income taxation. Gain or loss, if any, resulting from an exchange or redemption of shares will be recognized in the year of the exchange or redemption. Present California law taxes both long-term and short-term capital gains at the rates applicable to ordinary income. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a Fund that pays dividends exempt from California personal income taxation generally will not be deductible for California personal income tax purposes. California has an alternative minimum tax similar to the federal alternative minimum tax.
However, the California alternative minimum tax does not include interest from private activity bonds as an item of tax preference.


Generally corporate shareholders of the Fund subject to the California franchise tax will be required to include any gain on an exchange or redemption of shares and all distributions of exempt-interest, capital gains and other taxable income, if any, as income subject to such tax.

A Fund will not be subject to California franchise or corporate income tax on interest income or net capital gain distributed to the shareholders.

Shares of a Fund will be exempt from local property taxes in California.

The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as it directly governs the taxation of shareholders of a Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their tax advisers for more detailed information concerning California tax matters.


ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

GENERAL


Each Fund (other than the Money Market Funds) determines its net asset value per share ("NAV") by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding.
The NAV of the No-Load Class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("Exchange"), normally 1:00 p.m. Pacific time every day the Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV is determined separately for each class of shares of each Fund.

Short-term debt securities held by a Fund's portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the applicable Trust's Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value until the 61st day prior to maturity. All other securities and assets in the portfolio will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

Trading in foreign securities generally will be substantially completed each day at various times prior to the close of the Exchange. The value of any such securities are determined as of such times for purposes of computing NAV. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. If an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith by the Sub-Adviser under procedures established by and under general supervision of the Board of Trustees.

Options the International Fund may purchase that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts the International Fund will enter into will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Quotations of foreign securities in a foreign currency are converted into U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.

MONEY MARKET FUNDS

The portfolio instruments of each of the Money Market Funds are valued on the basis of amortized cost. The valuation of each Money Market Fund's portfolio securities based upon amortized cost, and the maintenance of each Fund's NAV at $1.00, are permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that Rule, each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less, and invests only in securities determined by SAM, under guidelines adopted by the Money Market Trust's Board of Trustees, to be of high quality and to present minimal credit risks. The Money Market Trust's Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, each Money Market Fund's price-per-share as computed for the purpose of sales and redemptions at $1.00. These procedures include a review of each Money Market Fund's portfolio holdings by the Board of Trustees, at such intervals as the Board deems appropriate, to determine whether a Fund's net asset value per share, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of that Fund. In the event the Board determines that such a deviation exists in a Fund, the Trustees will take such corrective action with respect to the Fund as they regard as necessary and appropriate, including, but not limited to: selling portfolio investments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, establishing the NAV by using available market quotations.

ADDITIONAL PERFORMANCE INFORMATION

GENERAL

Effective September 30, 1996, all of the then-existing shares of each of the Funds were redesignated No-Load Class shares, and each of the Stock Funds (except the Value Fund), the Intermediate Treasury Fund, the Managed Bond Fund, the Municipal Bond Fund, the California Fund, the Washington Fund and the Money Fund commenced offering Advisor Class A and Advisor Class B shares. The High-Yield Bond Fund and the Value Fund commenced offering Advisor Class A and Advisor Class B shares on or about January 31, 1997, and April 30, 1997, respectively.

THE FOLLOWING HISTORICAL PERFORMANCE FIGURES ARE FOR NO-LOAD CLASS SHARES ONLY.

STOCK FUNDS


The total returns, expressed as a percentage, for the one-, five- and ten-year periods ended December 31, 1997, for the Growth, Equity and Income Funds were as follows:


                         1 Year         5 Years        10 Years
                         ------         -------        --------

     Growth Fund         49.96%         179.39%        445.10%

     Equity Fund         24.21%         179.89%        508.53%

     Income Fund         26.43%         127.49%        295.68%


The total returns, expressed as a percentage, for the one-year, five-year and since initial public offering (82 months) periods ended December 31, 1997, for the Northwest Fund were as follows:


                                                  Since Initial Public Offering
                         1 Year         5 Years           (82 Months)
                         ------         -------   -----------------------------

     Northwest Fund      31.12%         80.29%             138.02%


The total returns, expressed as a percentage, for the one-year and since initial public offering (23 months) periods ended December 31, 1997, for the Balanced, International, and Small Company Funds were as follows:


                                        Since Initial Public Offering
                         1 Year         (23 Months)
                         ------         -----------------------------

Balanced Fund            16.64%                   29.93%

International Fund       4.55%                    19.43%

Small Company Fund       23.38%                   54.23%


The total return, expressed as a percentage, for the eight-month period ended December 31, 1997, for the Value Fund was 17.50%

The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-, five- and ten-year periods ended December 31, 1997, for the Growth, Equity and Income Funds were as follows:


                    1 Year         5 Years        10 Years
                    ------         -------        --------

Growth Fund         $14,996        $27,939        $54,510

Equity Fund         $12,421        $27,989        $60,853

Income Fund         $12,643        $22,749        $39,568


The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year, five-year, and since initial public offering (82 months) periods ended December 31, 1997, for the Northwest Fund were as follows:



                                             Since Initial Public Offering
                         1 Year    5 Years        (82 Months)
                         ------    -------   -----------------------------

     Northwest Fund      $13,112   $18,029            $23,802


The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year and since initial public offering (23 months) periods ended December 31, 1997, for the Balanced, International and Small Company Funds were as follows:


                                             Since Initial Public Offering
                              1 Year                  (23 Months)
                              ------         -----------------------------

     Balanced Fund            $11,664                  $12,993

     International Fund       $10,455                  $11,943

     Small Company Fund       $12,338                  $15,423


The total return, expressed in dollars and assuming a $10,000 initial investment, for the eight month period ended December 31, 1997, for the Value Fund was $11,750.

The average annual total returns for the one-, five- and ten-year periods ended December 31, 1997, for the Growth, Equity and Income Funds were as follows:


                    1 Year    5 Years   10 Years
                    ------    -------   --------

     Growth Fund    49.96%     22.81%    18.48%

     Equity Fund    24.21%     22.86%    19.79%

     Income Fund    26.43%     17.87%    14.75%


The average annual total returns for the one-year, five-year, and since initial public offering (82 months) periods ended December 31, 1997, for the Northwest Fund were as follows:


                                             Since Initial Public Offering
                         1 Year    5 Years   (82 Months)
                         ------    -------   -----------------------------

     Northwest Fund      31.12%    12.51%    13.53%


The average annual total returns for the one-year and since initial public offering (23 months) periods ended December 31, 1997, for the Balanced, International and Small Company Funds were as follows:


                                        Since Initial Public Offering
                         1 Year                  (23 Months)
                         ------         -----------------------------

     Balanced Fund       16.64%                   14.64%

     International Fund   4.55%                    9.71%



                                          95


     Small Company Fund  23.38%                   25.36%



BOND FUNDS AND MANAGED BOND FUND


The yields for the Bond Funds for the 30-day period ended December 31, 1997 were as follows:


     Intermediate Treasury Fund         5.04%

     GNMA Fund                          6.34%

     High-Yield Bond Fund               8.43%

The yield for the Managed Bond Fund for the 30-day period ended December 31, 1997 was 5.27%.

The total returns for each Bond Fund for the one-year, five-year and ten-year (or since initial public offering) period ended December 31, 1997 were as follows:


                                        10 Year Period
                                        or Since Initial    # of      Date of Initial
                    1 Year    5 Year    Public Offering     Months    Public Offering
                    ------    ------    ----------------    ------    ---------------

Intermediate
Treasury
Fund                 8.29%    35.59%     96.31%             111       September 7, 1988

GNMA Fund            8.97%    34.13%    117.46% (*)         137       July 15, 1986

High-Yield
Bond Fund           12.79%    64.55%    135.17%             111       September 7, 1988


(*) 10-year period

The total returns for the Managed Bond Fund for the one-year and since initial public offering (46 months) periods ended December 31, 1997, were as follows:


                         Since Initial
               1         Public Offering
               Year      (46 Months)
               ----      -----------
Managed
Bond Fund      8.23%        23.21%


The average annual total returns for each Bond Fund for the one-year, five-year and ten-year (or since initial public offering) period ended December 31, 1997 were as follows:


                                             10 year or
                                             Since Initial       # of      Date of Initial
                         1 Year    5 Year    Public Offering     Months    Public Offering
                         ------    ------    ---------------     ------    ---------------

Intermediate
Treasury Fund             8.29%     6.28%    7.56%                 111     September 7, 1988

GNMA Fund                 8.97%     6.05%    8.08%(*)              137     July 15, 1986

High-Yield Bond
Fund                     12.79%    10.47%    9.69%                 111     September 7, 1988


(*) 10-year period.

The average annual total returns for the Managed Bond Fund for the one-year and since initial public offering (46 months) periods ended December 31, 1997 were as follows:


                1        Since Initial       # of      Date of Initial
               Year      Public Offering     Months    Public Offering
               ----      ---------------     ------    ---------------

Managed
Bond Fund      8.23%          5.59%            46      February 28, 1994




TAX-EXEMPT BOND FUNDS


The yield and tax-equivalent yield for the 30-day period ending December 31, 1997 at the maximum federal tax rate of 39.6% for the Municipal, Intermediate Municipal, Insured Bond and Washington Funds were 4.72% and 7.81%; 3.84% and 6.36%; 4.31% and 7.14%; and 4.41% and 7.30%, respectively, and at the maximum combined federal and California tax rates of 45.2% for the California Fund, were 4.50% and 8.21%, respectively.

The total returns for the Municipal and California Funds for the one-year, five-year and ten-year periods ended December 31, 1997 were as follows:




                                   1 Year    5 Years   10 Years


                                          97

                                   ------    -------   --------

Municipal Fund                     10.68%    43.40%    137.23%

California Fund                    11.55%    48.34%    139.10%


The total returns for the Intermediate Municipal, Insured Bond and Washington Fund for the one-year and since initial public offering (57 months) periods ended December 31, 1997 were as follows:


                                        Since Initial
                                        Public Offering
                         1 Year         (57 Months)
                         -------        ----------------


Intermediate Municipal
  Fund                    7.50%         30.00%

Insured Bond Fund        10.70%         36.14%

Washington
  Fund                    8.94%         32.63%


The average annual total returns for the Municipal and California Funds for the one-year, five-year and ten-year periods ended December 31, 1997 were as follows:


                    1 Year         5 Years        10 Years
                    ------         -------        --------

Municipal Fund      10.68%         7.48%          9.02%

California Fund     11.55%         8.21%          9.11%


The average annual total returns for the Intermediate Municipal, Insured Bond and Washington Fund for the one-year and since initial public offering (57 months) periods ended December 31, 1997 were as follows:




                                        Since Initial
                                        Public Offering
                         1 Year         (57 Months)
                         -------        ---------------

                                          98


Intermediate Municipal
  Fund                    7.50%         5.68%

Insured Bond Fund        10.70%         6.71%

Washington                8.94%         6.13%
  Fund



MONEY MARKET FUNDS


The yield and effective yield for the Money Fund for the 7-day period ended December 31, 1997 were 4.85% and 4.96%, respectively.

The yield and tax-equivalent yield at a tax rate of 39.6% for the Tax-Free Money Fund for the 7-day period ended December 31, 1997 were 3.44% and 3.50%, respectively.



CALCULATIONS

The total return, expressed as a percentage, is computed using the following formula:

          ERV-P
     T =  -----     x 100
            P


The total return, expressed in dollars, is computed using the following formula:

               n
     T = P(1+A)


The average annual total return is computed using the following formula:
                         n
     A = (root ERV/P - 1) x 100

Where:    T =       total return

          A =       average annual total return

          n =       number of years

          ERV = ending redeemable value of a hypothetical investment of $1,000 at the end of a specified period of time

          P =       a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

In making the above calculation, all dividends and capital gain distributions are assumed to be reinvested at the respective Fund's NAV on the reinvestment date, and the maximum sales charge, if any, for each class is applied.

Yield for the Bond Funds, Managed Bond Fund and Tax-Exempt Bond Funds is computed using the following formula:

                   a-b    6
     Yield =   2[( --- +1) -1]
                   cd

     Where:         a =  dividends and interest earned during the period

                    b =  expenses accrued for the period (net of reimbursements)

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                    d = the maximum offering price per share on the last day of the period


Yield for the Money Market Funds is computed using the following formula:

               (x-y)-z                          365
     Yield = [ ------- ] = Base Period Return x ---
                 y                               7


     Where:    x =  value of one share at the end of a 7-day period

               y =  value of one share at the beginning of a 7-day period
               ($1.00)

               z =  capital changes during the 7-day period, if any

Effective yield is computed using the following formula:

     Effective yield = [(Base Period Return + 1) 365/7] -1


Tax-equivalent yield is computed using the following formula:

                               eg
     Tax-equivalent yield = [ ----- ] + [e (1-g)]
                              (1-f)


     Where:    e =  yield as calculated above

               f =  tax rate

               g =  percentage of yield which is tax-free

During periods of declining interest rates, each Money Market Fund's yield based on amortized cost may be higher than the yield based on market valuations.
Under these circumstances, a shareholder in either Money Market Fund would be able to obtain a somewhat higher yield than would result if each Fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

In addition to performance figures, the Funds may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (E.G., CDA Investment Technologies, Lipper Analytical Services, Inc., Morningstar, Inc., and Wiesenberger Investment Companies Service). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general. In addition, the Funds may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Funds may also describe in their advertisements the methodology used by rating services to arrive at Fund ratings. In addition, the Funds may also advertise individual measurements of Fund performance published by the rating services, including but not limited to a Fund's beta, standard deviation, and price earnings ratio.

The Funds may occasionally reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS MAGAZINE, NEWSWEEK, NO-LOAD FUND

INVESTOR, NO-LOAD FUND X, PENSIONS & INVESTMENTS, RUCKEYSER'S MUTUAL FUNDS, TELESWITCH, TIME MAGAZINE, U.S. NEWS AND WORLD REPORT, YOUR MONEY AND THE WALL STREET JOURNAL).

Each Fund may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser (SAM) or any sub-investment adviser, the investment adviser's parent company (SAFECO Corporation) or the parent company of any sub-investment adviser, or the SAFECO Family of Funds,
(iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage a Fund's portfolio, the research methodologies underlying securities selection and a Fund's investment objective and (iv) information about particular securities held in a Fund's portfolio.

From time to time, each Fund may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Fund's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.


In addition, each Fund may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions. Each Fund also may provide information on how much certain investments would return over time.


Each Stock Fund may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:

     AMEX (AMERICAN STOCK EXCHANGE) MAJOR MARKET INDEX - Price weighted (high-priced issues have more influence than low-priced issues) average of 20 Blue Chip stocks.

     DOW JONES INDUSTRIAL AVERAGE - Price weighted average of 30 actively traded Blue Chip stocks.

     NASDAQ PRICE INDEX - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks.

     S & P'S COMPOSITE INDEX OF 500 STOCKS - Market value weighted index of 500 stocks most of which are listed on the New York Stock Exchange with some listed on the American Stock Exchange and Nasdaq.

     WILSHIRE 5000 EQUITY INDEX - Market value weighted index of approximately 5000 stocks including all stocks on the New York and American Stock Exchanges.

     MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - Market value weighted index of approximately 1200 companies located throughout the world.

     RUSSELL 2000 INDEX - The 2000 smallest firms in the Russell 3000 Index which is composed of the 3000 largest companies in the United States as measured by capitalization.


Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

--costs associated with aging parents;

--funding a college education (including its actual and estimated cost);

--health care expenses (including actual and projected expenses);

--long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

--retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in bond funds.

Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in a Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.


PERFORMANCE INFORMATION AND QUOTED RATINGS ARE INDICATIVE ONLY OF PAST PERFORMANCE AND ARE NOT INTENDED TO REPRESENT FUTURE INVESTMENT RESULTS.

ADDITIONAL INFORMATION ON DIVIDENDS FOR THE MONEY MARKET FUNDS

Because each Money Market Fund intends to hold its portfolio securities to maturity and expects that most of its portfolio securities will be valued at their amortized cost, realized gains or losses should not be a significant factor in the computation of net income. Should, however, in an unusual circumstance, either Money Market Fund experience a realized gain or loss, a shareholder of that Fund could receive an increased, reduced, or no dividend for a period of time. In such an event, the Money Market Trust's Board of Trustees would consider whether to adhere to its present dividend policy or to revise it in light of the then-prevailing circumstances.

TRUSTEES AND OFFICERS


                         Position(s) Held with the     Principal Occupations(s)
Name, Address and Age              Trusts                During Past 5 Years
---------------------              ------                -------------------

Boh A. Dickey*                Chairman and Trustee     President, Chief Operating Officer, and
SAFECO Plaza                                           Director of SAFECO Corporation. Previously,
Seattle, WA  98185                                     Executive Vice President and Chief  Financial
(53)                                                   Officer.  He has been an executive officer of SAFECO
                                                       Corporation subsidiaries since 1982. See table under
                                                       "Investment Advisory and Other Services."

Barbara J. Dingfield          Trustee                  Manager, Corporate Contributions and Community Programs
Microsoft Corporation                                  for Microsoft Corporation, Redmond, Washington, a
One Microsoft Way                                      computer software company; Director
Redmond, WA  98052
(52)



                                                       and former Executive Vice President of Wright Runstad & Co.,
                                                       Seattle, Washington, a real estate development company;
                                                       Director of First SAFECO National Life Insurance Company of
                                                       New York.

David F. Hill*                President                President of SAFECO Securities, Inc. and SAFECO Services
SAFECO Plaza                  Trustee                  Corporation; Senior Vice President of SAFECO Asset
Seattle, WA  98185                                     Management Company.  See table under "Investment Advisory
(49)                                                   and Other Services."


Richard W. Hubbard            Trustee                  Retired Vice President and Treasurer of the Trust and other
1270 NW Blakely Ct.                                    SAFECO Trusts; retired Senior Vice President and Treasurer of
Seattle, WA   98177                                    SAFECO Corporation; former President of SAFECO Asset Management
(68)                                                   Company; Director of First SAFECO National Life Insurance Company
                                                       of New York; Member of Diocese of Olympia Investment Committee.


Richard E. Lundgren           Trustee                  Director of Marketing and Customer Relations, Building Materials
764 S. 293rd Street                                    Distribution, Weyerhaeuser Company, Tacoma, Washington; Director
Federal Way, WA  98032                                 of First SAFECO National Life Insurance Company of New York.
(60)


Larry L. Pinnt                Trustee                  Retired Vice President and Chief Financial Officer U.S. WEST
1600 Bell Plaza,                                       Communications, Seattle, Washington; Member of University of
Room 1802                                              Washington Medical Center Board, Seattle, Washington;
Seattle, WA  98191                                     Director of Cascade Natural Gas Corporation, Seattle, Washington;
(63)                                                   Director of First SAFECO National Life Insurance Company of New York.


John W. Schneider             Trustee                  President of Wallingford Group, Inc., Seattle, Washington; former
1808 N. 41st St.                                       President



Seattle, WA  98103                                     of Coast Hotels, Inc., Seattle, Washington; Director of First
(56)                                                   SAFECO National Life Insurance Company of New York.

Neal Fuller                   Vice President           Vice President, Controller, Assistant Secretary and Treasurer
SAFECO Plaza                  Controller               of SAFECO Securities, Inc. and SAFECO Services Corporation;
Seattle, WA  98185            Assistant Secretary      Vice President, Controller, Secretary and Treasurer of SAFECO
(35)                                                   Asset Management Company.  See table under "Investment Advisory and Other Services."


Ronald L. Spaulding           Vice President           Chairman of SAFECO Asset Management Company; Treasurer and Chief
SAFECO Plaza                  Treasurer                Investment Officer of SAFECO Corporation; Vice President of SAFECO
Seattle, WA  98185                                     Insurance Companies; Director, Vice President and Treasurer of First
(54)                                                   SAFECO National Life Insurance Company of New York; former Senior
                                                       Portfolio Manager of SAFECO insurance companies and Portfolio Manager for SAFECO mutual funds.  See table under "Investment Advisory and
                                                       Other Services."

David H. Longhurst            Assistant Controller     Assistant Controller of SAFECO Securities, Inc., SAFECO Services
SAFECO Plaza                                           Corporation and SAFECO Asset Management Company; former Senior
Seattle, WA   98185                                    Manager with Ernst & Young LLP, an independent accounting company.
(40)

Stephen D. Collier            Assistant Secretary      Assistant Secretary of SAFECO Asset Management Company, SAFECO
(45)                                                   Securities, Inc. and SAFECO Services Corporation. He has been an executive officer of SAFECO Insurance Company and subsidiaries since 1991.



*Trustees who are interested persons as defined by the 1940 Act.

Each Trustee and officer holds the same position(s) with one other registered open-end management investment company that has six series companies managed by SAM.

                       COMPENSATION TABLE FOR CURRENT TRUSTEES
                              FOR THE FISCAL YEAR ENDED
                                  DECEMBER 31, 1997
                                 (Common Stock Trust)

                                 Pension or                     Total
                                 Retirement                     Compensation
                                 Benefits        Estimated      From
                Aggregate        Accrued As      Annual         Registrant and
                Compensation     Part of Fund    Benefits Upon  Fund Complex
 Trustee        from Registrant  Expenses        Retirement     Paid to Trustees
 -------        ---------------  --------        ----------     ----------------
 Boh A. Dickey       N/A            N/A          N/A                N/A

 Barbara J.      $7,784.85          N/A          N/A              $22,750
 Dingfield

 David F. Hill       N/A            N/A          N/A                N/A

 Richard W.      $7,180.62          N/A          N/A              $21,000
 Hubbard

 Richard E.      $7,784.85          N/A          N/A              $22,750
 Lundgren

 Larry L. Pinnt  $7,784.85          N/A          N/A              $22,750

 John W.         $7,784.85          N/A          N/A              $22,750
 Schneider


At April 3, 1998, the Trustees and officers of the Common Stock Trust as a group owned less than 1% of the outstanding shares of each Stock Fund.

                       COMPENSATION TABLE FOR CURRENT TRUSTEES
                              FOR THE FISCAL YEAR ENDED
                                  DECEMBER 31, 1997
                                 (Taxable Bond Trust)


                                Pension or                      Total
                                Retirement                      Compensation
                                Benefits        Estimated       From
                Aggregate       Accrued as      Annual          Registrant and
                Compensation    Part of Fund    Benefits Upon   Fund Complex
 Trustee        from Registrant Expenses        Retirement      Paid to Trustees
 -------        --------------- --------        ----------      ----------------
 Boh A. Dickey   N/A             N/A             N/A            N/A

 Barbara A.      $2,573.76       N/A             N/A            $22,750
 Dingfield

 David F. Hill   N/A             N/A             N/A            N/A

 Richard W.      $2,373.96       N/A             N/A            $21,000
 Hubbard

 Richard E.      $2,573.76       N/A             N/A            $22,750
 Lundgren

 Larry L. Pinnt  $2,573.76       N/A             N/A            $22,750

 John W.         $2,573.76       N/A             N/A            $22,750
 Schneider


At April 3, 1998, the Trustees and officers of the Taxable Bond Trust as a group owned less than 1% of the outstanding shares of each Bond Fund.

                       COMPENSATION TABLE FOR CURRENT TRUSTEES
                              FOR THE FISCAL YEAR ENDED
                                  DECEMBER 31, 1997
                                 (Managed Bond Trust)


                                 Pension or                     Total
                                 Retirement                     Compensation
                                 Benefits        Estimated      From
                 Aggregate       Accrued as      Annual         Registrant and
                 Compensation    Part of Fund    Benefits Upon  Fund Complex
 Trustee         from Registrant Expenses        Retirement     Paid to Trustees
 -------         --------------- --------        ----------     ----------------
 Boh A. Dickey   N/A             N/A             N/A             N/A

 Barbara A.      $837.13         N/A             N/A             $22,750
 Dingfield

 David F. Hill   N/A             N/A             N/A             N/A

 Richard W.      $773.47         N/A             N/A             $21,000
 Hubbard

 Richard E.      $837.13         N/A             N/A             $22,750
 Lundgren

 Larry L. Pinnt  $837.13         N/A             N/A             $22,750

 John W.         $837.13         N/A             N/A             $22,750
 Schneider


At April 3, 1998, the Trustees and officers of the Managed Bond Trust owned none of the outstanding shares of the Managed Bond Fund.

                                  COMPENSATION TABLE
                              FOR THE FISCAL YEAR ENDED
                                  DECEMBER 31, 1997
                               (Tax-Exempt Bond Trust)


                                 Pension or                     Total
                                 Retirement                     Compensation
                                 Benefits        Estimated      From
                 Aggregate       Accrued as      Annual         Registrant and
                 Compensation    Part of Fund    Benefits Upon  Fund Complex
 Trustee         from Registrant Expenses        Retirement     Paid to Trustees
 -------         --------------- --------        ----------     ----------------
 Boh A. Dickey   N/A             N/A             N/A             N/A

 Barbara A.      $4,546.50       N/A             N/A             $22,750
 Dingfield

 David F. Hill   N/A             N/A             N/A             N/A

 Richard W.      $4,189.00       N/A             N/A             $21,000
 Hubbard

 Richard E.      $4,546.50       N/A             N/A             $22,750
 Lundgren

 Larry L. Pinnt  $4,546.50       N/A             N/A             $22,750

 John W.         $4,546.50       N/A             N/A             $22,750
 Schneider


At April 3, 1998, the Trustees and officers of the Tax-Exempt Bond Trust as a group owned less than 1% of the outstanding shares of each Tax-Exempt Bond Fund.

                                  COMPENSATION TABLE
                              FOR THE FISCAL YEAR ENDED
                                  DECEMBER 31, 1997
                                 (Money Market Trust)


                                 Pension or                     Total
                                 Retirement                     Compensation
                                 Benefits        Estimated      From
                 Aggregate       Accrued As      Annual         Registrant and
                 Compensation    Part of Fund    Benefits Upon  Fund Complex
 Trustee         from Registrant Expenses        Retirement     Paid to Trustees
 -------         --------------- --------        ----------     ----------------
 Boh A. Dickey    N/A               N/A          N/A                 N/A

 Barbara J.       $1,818.88         N/A          N/A               $22,750
 Dingfield

 David F. Hill    N/A               N/A          N/A                 N/A

 Richard W.       $1,675.47         N/A          N/A               $21,000
 Hubbard

 Richard E.       $1,818.88         N/A          N/A               $22,750
 Lundgren

 Larry L. Pinnt   $1,818.88         N/A          N/A               $22,750

 John W.          $1,818.88         N/A          N/A               $22,750
 Schneider



At April 3, 1998, the Trustees and officers of the Money Market Trust as a group owned less than 1% of the outstanding shares of each Money Market Fund.


Mr. Dickey and Mr. Hill are officers of various SAFECO companies and are not compensated by the Trusts. Similarly, the officers of the Trusts receive no compensation for their services as officers.

Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trusts are compensated by the Trusts.

INVESTMENT ADVISORY AND OTHER SERVICES

SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter of each Fund and SAFECO

Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

SAM has a sub-advisory agreement with Bank of Ireland Asset Management (U.S.) Limited. The Sub-Adviser has its headquarters at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Adviser is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm) that is located at 26 Fitzwilliam Place, Dublin, Ireland. The Sub-Adviser is an indirect, wholly owned subsidiary of Bank of Ireland (a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services), which is located at Lower Baggot Street, Dublin, Ireland.

The following individuals have the following positions and offices with the Trusts, SAM, SAFECO Securities and SAFECO Services:


                                                    SAFECO       SAFECO
Name                Trusts          SAM             Securities   Services
----                ------          ---             ----------   --------
B. A. Dickey        Chairman                                     Director
                    Trustee

D. F. Hill          President       Senior Vice     President    President
                    Trustee         President       Director     Director
                                    Director        Secretary    Secretary

N. A. Fuller        Vice President  Vice President  Vice         Vice
                    Controller      Controller      President    President
                    Assistant       Secretary       Controller   Controller
                    Secretary       Treasurer       Assistant    Assistant
                                                    Secretary    Secretary
                                                    Treasurer    Treasurer

R.L. Spaulding      Vice President  Chairman        Director     Director
                    Treasurer       Director

S.C. Bauer                          President
                                    Director

D.H. Longhurst      Assistant       Assistant       Assistant    Assistant
                    Controller      Controller      Controller   Controller

S.D. Collier        Assistant       Assistant       Assistant    Assistant
                    Secretary       Secretary       Secretary    Secretary

Mr. Dickey is President, Chief Operating Officer and a Director of SAFECO Corporation and Mr. Spaulding is a Treasurer and Vice President of SAFECO Corporation. Messrs. Dickey and Spaulding are also Directors of other SAFECO Corporation subsidiaries.

In connection with its investment advisory contract with each Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of each Trust and each Fund, which includes furnishing office facilities, books, records and personnel to manage each Trust's and each Fund's affairs and paying certain expenses.

The Trust Instrument of each Trust provides that each Trust will indemnify its Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trusts, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement, by a majority of a quorum of Trustees who are neither interested persons of the Trust nor are parties to the proceeding, based upon a review of readily available facts (rather than a trial-type inquiry), or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

SAM also serves as the investment adviser for other investment companies in addition to the Funds. Several of these investment companies have investment objectives similar to those of certain Funds. It is therefore possible that the same securities will be purchased for both a Fund and another investment company advised by SAM. When two or more Funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the officers of the Funds involved to be equitable to each Fund. It is expected that the opportunity to participate in volume transactions will produce better executions and prices for a Fund, generally. In some cases, the price of a security allocated to one Fund may be higher or lower than the price of a security allocated to another Fund.

For the services and facilities furnished by SAM, each Fund has agreed to pay an annual fee computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the break points and applies only to those assets that fall within the specified range. Each Fund bears all expenses of its operations not specifically assumed by SAM.


GROWTH, EQUITY AND INCOME FUNDS


 NET ASSETS               ANNUAL FEE

      $0 - $100,000,000                            .75 of 1%
      $100,000,001 - $250,000,000                  .65 of 1%
      $250,000,001 - $500,000,000                  .55 of 1%
      Over $500,000,000                            .45 of 1%

NORTHWEST FUND

 NET ASSETS                                        ANNUAL FEE

      $0 - $250,000,000                            .75 of 1%
      $250,000,001 - $500,000,000                  .65 of 1%
      $500,000,001 - $750,000,000                  .55 of 1%
      Over $750,000,000                            .45 of 1%

 BALANCED AND VALUE FUNDS


 NET ASSETS                                        ANNUAL FEE

      $0 - $250,000,000                            .75 of 1%
      $250,000,001 - $500,000,000                  .65 of 1%
      Over $500,000,000                            .55 of 1%

 INTERNATIONAL FUND

 NET ASSETS                                         ANNUAL FEE

      $0 - $250,000,000                           1.10 of 1%
      $250,000,001 - $500,000,000                 1.00 of 1%
      Over $500,000,000                            .90 of 1%

     Under the sub-advisory agreement between SAM and the Sub-Adviser, the Sub-Adviser is responsible for providing investment research and advice used to manage the investment portfolio of the International Fund. In return, SAM (and not the International Fund) pays the Sub-Adviser a fee in accordance with the schedule below:

     NET ASSETS                                      ANNUAL FEE

      $0 - $50,000,000                              .60 of 1%
      $50,000,001 - $100,000,000                    .50 of 1%
      Over $100,000,000                             .40 of 1%


SMALL COMPANY FUND

NET ASSETS                                ANNUAL FEE

  $0 - $250,000,000                        .85 of 1%
  $250,000,001 - $500,000,000              .75 of 1%
  Over $500,000,000                        .65 of 1%

INTERMEDIATE TREASURY FUND

NET ASSETS                                ANNUAL FEE

    $0 - $250,000,000                      .55 of 1%
    $250,000,001 - $500,000,000            .45 of 1%
    $500,000,001 - $750,000,000            .35 of 1%
    Over $750,000,000                      .25 of 1%


GNMA AND HIGH-YIELD BOND FUNDS

NET ASSETS                                ANNUAL FEE

    $0 - $250,000,000                      .65 of 1%
    $250,000,001 - $500,000,000            .55 of 1%
    $500,000,001 - $750,000,000            .45 of 1%
    Over $750,000,000                      .35 of 1%

MANAGED BOND FUND

NET ASSETS                                ANNUAL FEE

    $0 - $100,000,000                      .50 of 1%
    $100,000,001 - $250,000,000            .40 of 1%
    Over $250,000,000                      .35 of 1%


INTERMEDIATE MUNICIPAL FUND

NET ASSETS                                 ANNUAL FEE

   $0 - $250,000,000                       .55 of 1%
   $250,000,001 - $500,000,000             .45 of 1%
   $500,000,001 - $750,000,000             .35 of 1%
   Over $750,000,000                       .25 of 1%

INSURED BOND AND WASHINGTON FUNDS


NET ASSETS                                        ANNUAL FEE

   $0 - $250,000,000                              .65 of 1%
   $250,000,001 - $500,000,000                    .55 of 1%
   $500,000,001 - $750,000,000                    .45 of 1%
   Over $750,000,000                              .35 of 1%


MUNICIPAL AND CALIFORNIA FUNDS

NET ASSETS                                        ANNUAL FEE

   $0 - $100,000,000                              .55 of 1%
   $100,000,001 - $250,000,000                    .45 of 1%
   $250,000,001 - $500,000,000                    .35 of 1%
   Over $500,000,000                              .25 of 1%


MONEY FUND

NET ASSETS                                        ANNUAL FEE

   $0 - $250,000,000                              .5 of 1%
   $250,000,001 - $500,000,000                    .4 of 1%
   $500,000,001 - $750,000,000                    .3 of 1%
   Over $750,000,000                              .25 of 1%


TAX-FREE MONEY FUND

NET ASSETS                                        ANNUAL FEE

   $0 - $100,000,000                              .5 of 1%
   $100,000,001 - $250,000,000                    .4 of 1%
   $250,000,001 - $500,000,000                    .3 of 1%
   Over $500,000,000                              .2 of 1%


The following table states the total amounts of compensation paid by the Growth, Equity, Income, and Northwest Funds to SAM for the year ended December 31, 1997, the period ended December 31, 1996, and the past two fiscal years.

                                   Fiscal Year or Period Ended
                                   ---------------------------

                                   Three Month
                                   Period Ended
                December 31,       December 31,   September 30,  September 30,
                   1997                1996           1996          1995
                   ----                ----           -----         ----
Growth Fund     $2,120,000         $  327,000      $1,260,000   $1,107,000
Equity Fund     $6,481,000         $1,131,000      $3,752,000   $3,151,000
Income Fund     $2,285,000         $  469,000      $1,597,000   $1,348,000
Northwest Fund  $  416,000         $   80,000      $  305,000   $  269,000

The following table states the total amounts of compensation paid by the Balanced, International, and Small Company Funds to SAM for the year ended December 31, 1997, the period ended December 31, 1996, and the period from January 31, 1996 (initial public offering) to September 30, 1996.


                             Fiscal Year or Period Ended
                             ---------------------------
                                                                        Period from
                                                                      January 31, 1996
                                             Three Month Period    (Initial Public Offering)
                   December 31, 1997      Ended December 31, 1996    to September 30, 1996
                   -----------------      -----------------------    ---------------------
Balanced Fund           $ 87,000                 $15,000                 $32,000
International Fund      $153,000                 $28,000                 $53,000
Small Company Fund      $151,000                 $27,000                 $51,000

The total amount of compensation paid by the Value Fund to SAM for the period from April 30, 1997 (initial public offering) to December 31, 1997 was $43,000.

The following table states the total amounts of compensation paid by each Bond Fund to SAM for the year ended December 31, 1997, the period ended December 31, 1996 and the past two fiscal years.


                         Fiscal Year or Period Ended
                         ---------------------------

                                    Three Month
                                    Period Ended
               December             December 31,  September 30,  September 30,

                  31, 1997        1996           1996        1995
                  --------        ----           ----        ----
Intermediate
Treasury Fund     $ 85,000      $21,000        $ 78,000    $ 71,000
GNMA Fund         $246,000      $65,000        $270,000    $276,000
High-Yield Bond
 Fund             $386,000      $82,000        $255,000    $206,000


The following table states the total amounts of compensation paid by the Managed Bond Fund to SAM for the past three years.


                              Fiscal Year Ended
                              -----------------

               December 31, 1997   December 31, 1996     December 31, 1995
               -----------------   -----------------     ------------------
Managed
Bond Fund          $23,000              $21,000                $23,000

The following table states the total amounts of compensation paid by each Tax-Exempt Bond Fund to SAM for the year ended December 31,1997, the period ended December 31, 1996 and the past two fiscal years.

                            Fiscal Year or Period Ended
                            ---------------------------

                                    Nine Month
                                    Period Ended
                      December 31,  December 31,    March 31,      March 31,
                         1997          1996           1996           1995
                         ----          ----           ----           ----
Municipal Fund       $2,041,000    $1,533,000     $2,021,000     $2,011,000

California Fund        $424,000      $290,000       $366,000       $364,000

Intermediate
Municipal  Fund        $77,000        $60,000        $78,000        $67,000

Insured Bond Fund      $95,000        $60,000        $57,000        $38,000

Washington Fund        $49,000        $32,000        $39,000        $31,000


The following table states the total amounts of compensation paid by each Money Market

Fund to SAM for the year ended December 31, 1997, the period ended December 31, 1996 and the past two fiscal years:

                                    Fiscal Year or Period Ended
                                    ---------------------------

                              Nine Month
                              Period Ended
              December 31,    December 31,       March 31,      March 31,
                 1997           1996               1996            1995
                 ----           ----               ----            ----
Money
Fund           $865,000       $630,000           $864,914       $840,727

Tax-Free
Money
Fund           $366,000       $284,000           $380,360       $424,888


CUSTODIAN. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts, 02170, is the custodian of the securities, cash and other assets of each Fund (except the International Fund) under an agreement with each Trust. Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York, is the custodian of the securities, cash and other assets of the International Fund. Chase Manhattan Bank, N.A. has entered into sub-custodian agreements with several foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

AUDITOR. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, is the independent auditor of each Fund's financial statements.

TRANSFER AGENT. SAFECO Services, SAFECO Plaza, Seattle, Washington 98185, is the transfer, dividend and distribution disbursement and shareholder servicing agent for the No-Load Class of each Fund under an agreement with each Trust. SAFECO Services provides, or through subcontracts makes provision for, all required transfer agent activity, including maintenance of records of each Fund's No-Load Class shareholders, records of transactions involving each Fund's No-Load Class shares, and the compilation, distribution, or reinvestment of income dividends or capital gains distributions.

SAFECO Services is paid a fee for these services equal to $28.00 per Stock Fund shareholder account; $32.00 per Bond Fund, Tax-Exempt Bond Fund and Managed Bond Fund shareholder account; and $34.00 per Money Market Fund shareholder account, but not to exceed .30% of each Fund's average net assets.

The following table shows the fees paid by the Growth, Equity, Income and Northwest Funds to SAFECO Services during the year ended December 31, 1997, the period ended December 31, 1996 and the past two fiscal years:


                          Fiscal Year or Period Ended
                          ---------------------------

                                    Three
                                    Month Period
                                    Ended
                  December 31,      December 31,   September 30,  September 30,
                      1997              1996          1996*           1995*
                      ----              ----          -----           -----
 Growth Fund      $  517,000        $   99,000     $  384,000    $  305,000
 Equity Fund      $2,320,000        $  378,000     $1,203,000    $1,018,000
 Income Fund      $  583,000        $  123,000     $  359,000    $  298,000
 Northwest Fund   $  145,000        $   32,000     $  105,000    $   97,000


* The fees paid to SAFECO Services reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.

The following table shows the fees paid by the Balanced, International and Small Company Funds to SAFECO Services during the year ended December 31, 1997, the period ended December 31, 1996 and the period from January 31, 1996 (initial public offering) to September 30, 1996:

                             Fiscal Year or Period Ended
                             ---------------------------

                                                           Period from January
                                   Three Month Period      31, 1996 (Initial
                  December 31,      Ended December 31,     Public Offering) to
                      1997               1996              September 30, 1996*
                      ----               ----              -------------------
 Balanced Fund      $23,000             $2,000                 $4,000
 International      $34,000             $2,000                 $9,000
 Fund
 Small Company      $50,000             $8,000                $13,000
 Fund


* The fees paid to SAFECO Services reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.

The total amount of fees paid by the Value Fund to SAFECO Services for the period from April 30, 1997 (initial public offering) to December 31, 1997 was $5,000.

The following table shows the fees paid by each Bond Fund to SAFECO Services during the year ended December 31, 1997, the period ended December 31, 1996 and the past two fiscal years:

                                     Fiscal Year or Period Ended
                                     ---------------------------

                                     Three Month
                                     Period Ended
                      December 31,   December 31,    September 30,      September 30,
                          1997          1996            1996*               1995*
                          ----          -----           -----               -----
Intermediate
Treasury Fund            $31,000      $ 6,000          $ 39,000            $ 33,000
GNMA Fund                $65,000      $17,000          $111,000            $120,000
High-Yield Bond
Fund                     $86,000      $17,000          $ 90,000            $ 78,000


* The fees paid to SAFECO Services reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.


The following table shows the fees paid by the Managed Bond Fund to SAFECO Services for the years ended December 31, 1997, December 31, 1996 and December 31, 1995:

                              Fiscal Year Ended
                              -----------------

              December 31, 1997   December 31, 1996*        December 31, 1995*
Managed Bond
Fund               $1,000               $15                        $309

* The fees paid to SAFECO Services reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.

The following table shows the fees paid by each Tax-Exempt Bond Fund to SAFECO Services for the year ended December 31, 1997, the period ended December 31, 1996 and the past two fiscal years:

                             Fiscal Year or Period Ended
                             ---------------------------

                                      Nine Month
                                      Period
                                      Ended
                     December 31,     December 31,    March 31,      March 31,
                        1997             1996*          1996*          1995*
                        ----             -----          -----          -----
 Municipal Fund      $327,000         $  300,000     $ 511,000    $   532,000
 California Fund     $ 60,000         $   48,000     $  69,000    $    69,000
 Intermediate
 Municipal Fund      $ 11,000         $   10,000     $  17,000    $    17,000
 Insured Bond Fund   $ 11,000         $    9,000     $   9,000    $     5,000
 Washington Fund     $  3,000         $    2,000     $   3,000    $     3,000


*Figures reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.


The following table shows the fees paid by each Money Market Fund to SAFECO Services for the year ended December 31, 1997, the period ended December 31, 1996 and the past two fiscal years:

                                                     Year or Period Ended
                                                     --------------------

                                Nine Month Period
                December 31,    Ended December 31,   March 31,     March 31,
                   1997              1996*             1996*        1995*
                   ----              -----             -----        -----
Money Fund       $414,000          $325,000          $424,260      $385,495
Tax-Free
Money Fund       $ 64,000          $ 54,000          $ 71,478      $ 74,294


* Figures reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.

SAFECO Securities is the principal underwriter for the No-Load Class of each Fund and distributes each Fund's No-Load Class shares on a continuous best efforts basis under an agreement with each Trust. SAFECO Securities is not compensated by the Trusts or the

Funds for underwriting, distribution or other activities in connection with No-Load Class shares.

BROKERAGE PRACTICES

Brokers typically charge commissions or mark-ups/mark-downs to effect securities transactions. The Funds may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. Brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchange of those countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

SAM determines the broker/dealers through whom securities transactions for the Funds are executed. SAM may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker/dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services come in the form of written reports, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office.

Research services are used in advising all accounts, including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM in connection with the specific account that paid commissions to the broker/dealer providing such services. SAM does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically. Such evaluation includes a review of what competing broker/dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

The following table states the total amount of brokerage expenses for the Growth, Equity, Income and Northwest Funds for the year ended December 31, 1997, the period ended December 31, 1996, and the past two fiscal years:


                         Fiscal Year or Period Ended
                         ---------------------------

                                   Three  Month
                                   Period Ended
                   December 31,    December 31,   September 30,  September 30,
                       1997            1996           1996          1995
                       ----            ----           ----          ----
 Growth Fund       $   817,674     $    63,500     $  518,092     $  489,983
 Equity Fund       $ 1,180,261     $   278,203     $1,224,644     $1,082,137
 Income Fund       $   341,428     $    42,827     $  286,999     $  159,717
 Northwest         $    63,531     $    25,566     $   13,599     $    6,536

The following table states the total amount of brokerage expenses for the Balanced, International and Small Company Funds for the year ended December 31, 1997, the period ended December 31, 1996, and the period from January 31, 1996 (initial public offering) to September 30, 1996:

                        Fiscal Year or Period Ended
                        ---------------------------

                                                          Period from January
                                   Three Month Period      31, 1996 (Initial
                  December 31,     Ended December 31,     Public Offering) to
                     1997                 1996            September 30, 1996
                     ----                 ----            ------------------
 Balanced Fund      $ 9,913             $1,548                $ 5,911
 International      $16,054             $5,311                $22,468
 Fund
 Small Company      $24,185             $4,615                $16,752
 Fund

The total amount of brokerage expenses for the Value Fund for the period from April 30, 1997 (initial public offering) to December 31, 1997 was $10,224.

REDEMPTION IN KIND

If a Trust concludes that cash payment upon redemption to a shareholder would be prejudicial to the best interest of the other shareholders of a Fund, a portion of the payment may be made in kind. The Trusts have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund must redeem shares tendered by a shareholder of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of the Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.

FINANCIAL STATEMENTS

STOCK FUNDS

The following financial statements of the Stock Funds (other than the Value
Fund) and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Common Stock Trust's Annual Report for the year ended December 31, 1997.

     Portfolio of Investments as of December 31, 1997
     Statement of Assets and Liabilities as of December 31, 1997
     Statement of Operations for the Year Ended December 31, 1997
     Statement of Changes in Net Assets for the Year Ended December 31, 1997, the Three-Month Period Ended December 31, 1996 and the Year Ended September 30, 1996
     Notes to Financial Statements

The following financial statements of the Value Fund and the report thereon of Ernst and Young LLP, independent auditors, are incorporated herein by reference to the Common Stock Trust's Annual Report for the year ended December 31, 1997.

     Portfolio of Investments as of December 31, 1997
     Statement of Assets and Liabilities as of December 31, 1997
     Statement of Operations for the Period from April 30, 1997 (initial public offering)  to December 31, 1997
     Statement of Changes in Net Assets for the Period from April 30, 1997
          (initial public offering) to December 31, 1997
     Notes to Financial Statements

BOND FUNDS

The following financial statements of the Bond Funds and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Taxable Bond Trust's Annual Report for the year ended December 31, 1997.

     Portfolio of Investments as of December 31, 1997
     Statement of Assets and Liabilities as of December 31, 1997
     Statement of Operations for the Year Ended December 31, 1997

     Statement of Changes in Net Assets for the Year Ended December 31, 1997, the Three-Month Period Ended December 31, 1996 and the Year Ended September 30, 1996
     Notes to Financial Statements

MANAGED BOND FUND

The following financial statements of the Managed Bond Fund and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Managed Bond Trust's Annual Report for the year ended December 31, 1997:

     Portfolio of Investments as of December 31, 1997
     Statement of Assets and Liabilities as of December 31, 1997
     Statement of Operations for the Year Ended December 31, 1997
     Statement of Changes in Net Assets for the Years ended December 31, 1997 and December 31, 1996.
     Notes to Financial Statements

TAX-EXEMPT BOND FUNDS

The following financial statements of the Tax-Exempt Bond Funds and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Tax-Exempt Bond Trust's Annual Report for the year ended December 31, 1997:

    Portfolio of Investments as of December 31, 1997
    Statement of Assets and Liabilities as of December 31, 1997
    Statement of Operations for the Year Ended December 31, 1997
    Statement of Changes in Net Assets for the Year Ended December 31, 1997
         and the Nine-Month Period Ended December 31, 1996
    Notes to Financial Statements

MONEY MARKET FUNDS

The following financial statements of the Money Market Funds and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Money Market Trust's Annual Report for the year ended December 31, 1997:

    Portfolio of Investments as of December 31, 1997
    Statement of Assets and Liabilities as of December 31, 1997
    Statement of Operations for the Year ended December 31, 1997
    Statement of Changes in Net Assets for the Year Ended
         December 31, 1997 and the Nine-Month Period Ended
         December 31, 1996
    Notes to Financial Statements

Copies of each Trust's No-Load Annual Report accompany this Statement of Additional Information. Additional copies may be obtained by calling SAFECO Services at 1-800-426-6730 nationwide or by writing to the address on the first page of this Statement of Additional Information.

DESCRIPTION OF RATINGS

Ratings by Moody's and S&P represent opinions of those organizations as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

Prime-1 -- Issuers (or supporting institutions) rated Prime-1 ("P-1") have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

        -     Leading market positions in well-established industries.
        -     High rates of return on funds employed.
        - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
        - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
        - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 -- Issuers (or supporting institutions) rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

PREFERRED STOCK RATINGS

Generally, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends. A preferred stock rating differs from a bond rating since it is assigned to an equity issue which is different from, and subordinate to, a debt issue.

MOODY'S

aaa -- An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa -- An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a -- An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa -- An issue which is rated "baa" is considered to be an upper-medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba -- An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b -- An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa -- An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca -- An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P

AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA -- A preferred stock issue rated "AA" also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A -- An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB, B, CCC -- Preferred stock rated "BB," "B" and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC -- The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C -- A preferred stock rated "C" is a nonpaying issue.

D -- A preferred stock rated "D" is a nonpaying issue with the issuer in default on debt instruments.

N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-) To provide more detailed indications of preferred stock quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

BOND RATINGS

MOODY'S

Investment Grade :

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Below Investment Grade:

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds of this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P

Investment Grade:

AAA -- Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Below Investment Grade :

BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

C1 -- The rating "C1" is reserved for income bonds on which no interest is being paid.

D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PLUS (+) OR MINUS (-): The ratings may be modified from "AA" to "CCC" by the addition of a plus or minus sign to show relative standing within the major rating categories.

MUNICIPAL NOTES AND OTHER SHORT-TERM OBLIGATION RATINGS

MOODY'S

Moody's rates municipal notes and other short-term obligations using Moody's Investment Grade ("MIG").

MIG-1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2-- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3-- This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P

Ratings for municipal notes and other short-term obligations are designated by S&P's note rating. S&P's note rating reflects the liquidity concerns and market-access risk unique to notes. Notes due in three years or less will likely receive a note rating.

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                                   PROSPECTUS
--------------------------------------------------------------------------------

SAFECO GROWTH FUND                               SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
SAFECO EQUITY FUND                               SAFECO HIGH-YIELD BOND FUND
SAFECO INCOME FUND                               SAFECO MANAGED BOND FUND
SAFECO NORTHWEST FUND                            SAFECO MUNICIPAL BOND FUND
SAFECO INTERNATIONAL STOCK FUND                  SAFECO CALIFORNIA TAX-FREE INCOME FUND
SAFECO BALANCED FUND                             SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
SAFECO SMALL COMPANY STOCK FUND                  SAFECO MONEY MARKET FUND
SAFECO U.S. VALUE FUND


ADVISOR CLASS A
ADVISOR CLASS B                                                   April 30, 1998


Each fund named above ("Fund") is a series of one of the following trusts (each a "Trust"): the SAFECO Common Stock Trust ("Common Stock Trust"), the SAFECO Taxable Bond Trust ("Taxable Bond Trust"), the SAFECO Managed Bond Trust ("Managed Bond Trust"), the SAFECO Tax-Exempt Bond Trust ("Tax-Exempt Bond Trust") or the SAFECO Money Market Trust ("Money Market Trust"). See "Introduction to the Trusts and the Funds" for an overview of the investment objectives of each Fund.

This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information relating to the Advisor Class A ("Class A") and Advisor Class B ("Class B") shares, dated April 30, 1998 and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling the telephone number listed on this page. The Statement of Additional Information and other information about the Funds are also available on the Securities and Exchange Commission website (http://www.sec.gov). The Statement of Additional Information contains more information about many of the topics in this Prospectus as well as information about the trustees and officers of the Trusts.

For additional assistance, please contact your investment professional, or call or write:

                           NATIONWIDE 1-800-528-6501
                              SAFECO MUTUAL FUNDS
                              ADVISOR CLASS SHARES
                                 P.O. BOX 34680
                             SEATTLE, WA 98124-1868


           ALL TELEPHONE CALLS ARE TAPE-RECORDED FOR YOUR PROTECTION.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE U.S. GOVERNMENT OR ANY BANK, NOR ARE FUND SHARES FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND FUND SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE SAFECO MONEY MARKET FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

THE SAFECO CALIFORNIA TAX-FREE INCOME FUND IS OFFERED FOR SALE ONLY TO RESIDENTS OF THE STATE OF CALIFORNIA. THE SAFECO WASHINGTON STATE MUNICIPAL BOND FUND IS OFFERED FOR SALE ONLY TO RESIDENTS OF THE STATE OF WASHINGTON. THESE FUNDS ARE NOT PERMITTED TO OFFER OR SELL SHARES TO RESIDENTS OF OTHER STATES.
--------------------------------------------------------------------------------

                                    -- 1 --

SAFECO GROWTH FUND ("Growth Fund") has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The Growth Fund ordinarily invests a preponderance of its assets in common stock selected primarily for potential appreciation.

SAFECO EQUITY FUND ("Equity Fund") has as its investment objective to seek long-term growth of capital and reasonable current income. The Equity Fund invests principally in common stock selected for appreciation and/or dividend potential and from a long-range investment standpoint.

SAFECO INCOME FUND ("Income Fund") has as its investment objective to seek high current income and, when consistent with its objective, the long-term growth of capital. The Income Fund invests primarily in common and preferred stock and in convertible bonds selected for dividend potential.

SAFECO NORTHWEST FUND ("Northwest Fund") has as its investment objective to seek long-term growth of capital through investing primarily in Northwest companies. To pursue its objective, the Fund will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Alaska, Idaho, Montana, Oregon, or Washington ("Northwest").

SAFECO INTERNATIONAL STOCK FUND ("International Fund") has as its investment objective to seek maximum long-term total return (capital appreciation and income) by investing primarily in common stock of established non-U.S. companies. To pursue its objective, the International Fund, under normal market conditions, will invest at least 65% of its total assets in the securities of companies domiciled in at least five countries, not including the United States.

SAFECO BALANCED FUND ("Balanced Fund") has as its investment objective to seek growth and income consistent with the preservation of capital. To pursue its objective, the Balanced Fund will invest primarily in equity and fixed-income securities.

SAFECO SMALL COMPANY STOCK FUND ("Small Company Fund") has as its investment objective to seek long-term growth of capital through investing primarily in small-sized companies. To pursue its objective, the Small Company Fund will invest primarily in companies with total market capitalization of less than $1 billion.

SAFECO U.S. VALUE FUND ("Value Fund") has as its investment objective to seek long-term growth of capital and income. To pursue its objective, the Value Fund will primarily invest in common stocks selected for potential appreciation and income, using fundamental value analysis.

SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND ("Intermediate Treasury Fund") has as its investment objective to provide as high a level of current income as is consistent with the preservation of capital. During normal market conditions, the Fund will invest at least 65% of its total assets in direct obligations of the U.S. Treasury.

SAFECO HIGH-YIELD BOND FUND ("High-Yield Fund") has as its investment objective to provide a high level of current interest income through the purchase of high-yield, fixed-income securities. During normal market conditions, the Fund will invest at least 65% of its total assets in high-yield, fixed-income securities.

SAFECO MANAGED BOND FUND ("Managed Bond Fund") has as its investment objective to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment grade debt securities.

SAFECO MUNICIPAL BOND FUND ("Municipal Bond Fund") has as its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital.

SAFECO CALIFORNIA TAX-FREE INCOME FUND ("California Fund") has as its investment objective to provide as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital.

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND ("Washington Fund") has as its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.

SAFECO MONEY MARKET FUND ("Money Market Fund") has as its investment objective to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in thirteen months or less.

There is no assurance that a Fund will achieve its investment objective.

                                    -- 2 --

TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Introduction to the Trusts and the Funds                                      4
Expenses                                                                      6
Financial Highlights                                                         10
Adviser's Institutional Private Account Performance                          25
Sub-Adviser's Institutional Private Account Performance                      26
Alternative Purchase Arrangement                                             27
Each Fund's Investment Objective and Policies                                28
Risk Factors                                                                 48
Portfolio Managers                                                           53
How to Purchase Shares                                                       54
How to Redeem Shares                                                         59
How to Systematically Purchase or Redeem Shares                              61
How to Exchange Shares from One Fund to Another                              61
Telephone Transactions                                                       62
Share Price Calculation                                                      63
Information about Share Ownership and Companies that Provide Services to
  the Trusts                                                                 64
Distribution Plans                                                           68
Persons Controlling Certain Funds                                            69
Performance Information                                                      69
Fund Distributions and How They are Taxed                                    70
Tax-Deferred Retirement Plans                                                72
Account Statements                                                           73
Account Changes and Signature Requirements                                   73
Description of Stocks, Bonds and Convertible Securities                      74
Description of Ratings                                                       74
Debt Securities Holdings                                                     77


                                    -- 3 --

INTRODUCTION TO THE TRUSTS AND THE FUNDS

Each Trust is an open-end management investment company that issues shares representing one or more series. This Prospectus offers shares of the stock, taxable fixed-income, tax-exempt income and money market Funds listed below. The stock Funds offered are the Growth Fund, the Equity Fund, the Income Fund, the Northwest Fund, the Balanced Fund, the International Fund, the Small Company Fund, and the Value Fund (collectively, the "Stock Funds"). Each Stock Fund is a diversified series of the Common Stock Trust.

The taxable fixed-income Funds offered are the Intermediate Treasury Fund, the High-Yield Bond Fund and the Managed Bond Fund (collectively, the "Taxable Fixed-Income Funds"). The Intermediate Treasury Fund and the High-Yield Fund are diversified series of the Taxable Bond Trust. The Managed Bond Fund is a diversified series of the Managed Bond Trust.

The tax-exempt income Funds offered are the Municipal Bond Fund, the California Fund, and the Washington Fund (collectively, the "Tax-Exempt Income Funds"). Each of the Tax-Exempt Income Funds is a diversified series of the Tax-Exempt Bond Trust.

This Prospectus also offers the Money Market Fund, which is a diversified series of the Money Market Trust.

THE FUNDS

Each Fund offers multiple classes of shares. Class A and Class B shares are offered to investors who engage the services of an investment professional. For each Fund (except the Money Market Fund), Class A shares are subject to a front-end sales charge and pay a Rule 12b-1 fee. Class B shares are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge ("CDSC") and pay a higher Rule 12b-1 fee.

For the Money Market Fund, Class A shares are sold at net asset value with no front-end sales charge. A front-end sales charge may apply when you exchange your Class A Money Market Fund shares for Class A shares of other Funds. Money Market Fund Class B Shares are sold at net asset value and are not subject to a CDSC upon redemption, provided that the shareholder has remained solely invested in Money Market Fund Class B shares. A CDSC may apply upon redemption of Money Market Fund Class B shares that have been exchanged at any time during the investor's ownership for Class B shares of other Funds. Money Market Fund Class A and Class B shares do not currently pay Rule 12b-1 fees.

Each Fund:

/ / Offers easy access to your money through telephone redemptions, wire transfers and, in the case of the Money Market Fund Class A only, redemption checks.

/ / Has a minimum initial investment of $1,000 for regular accounts, $250 for individual retirement accounts ("IRAs") and accounts established under the Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA"). No minimum initial investment is required to establish the Automatic Investment Method ("AIM") or Payroll Deduction Plan.

RISK FACTORS

There is, of course, no assurance that a Fund will achieve its investment objective. See "Each Fund's Investment Objective and Policies" for more information.


There is a risk that the market value of each Fund's portfolio of securities may decrease and result in a decrease in the value of a shareholder's investment. Because the Northwest, California, and Washington Funds concentrate their investments in geographic regions, they may be subject to special risks. Investors should carefully consider the investment risks of such geographic concentration before purchasing shares of those Funds. Because the International Fund invests primarily in foreign securities, it is subject to various risks in addition to those associated with U.S. investments. For example, the value of the International Fund depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the Fund invests. The Growth Fund currently has an aggressive investment approach to seeking capital appreciation and may invest a significant portion of its assets in securities issued by smaller


                                    -- 4 --
companies. In addition, the Small Company Fund invests in small-sized companies, which involve greater risks than investments in larger, more established issuers, and such securities can be subject to more abrupt and erratic movements in price. The High-Yield Fund is subject to special risks associated with below investment grade securities, sometimes referred to as "junk bonds," which it will purchase to pursue its investment objective. The value of the Intermediate Treasury Fund, High-Yield Fund, Managed Bond Fund, Municipal Bond Fund, California Fund and Washington Fund will normally fluctuate inversely with changes in market interest rates. The Money Market Fund will attempt to maintain a stable net asset value of $1.00 per share, but there is no assurance that the Fund will do so. The principal risk associated with money market funds is that they may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market Fund's yield will fluctuate with general money market interest rates. See "Each Fund's Investment Objective and Policies" and "Risk Factors" for more information.


INVESTMENT ADVISER; SUB-ADVISER OF INTERNATIONAL FUND

Each Fund is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington, and managed over $4.3 billion in mutual fund assets as of December 31, 1997. SAM has been an adviser to mutual funds and other investment portfolios since 1973, and its predecessors have been advisers since 1932. The Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Adviser") acts as a sub-adviser to the International Fund. The Sub-Adviser is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm), which is headquartered in Dublin, Ireland, and an indirect, wholly owned subsidiary of the Bank of Ireland, which is also headquartered in Dublin, Ireland. See "Information about Share Ownership and Companies That Provide Services to the Trusts" for more information.

                                    -- 5 --

EXPENSES

A.  SHAREHOLDER TRANSACTION EXPENSES FOR CLASS A AND CLASS B OF EACH FUND

                                                              CLASS A    CLASS B
                                                              --------   --------
Maximum Sales Charge on Purchases                               4.50%*     NONE
  (as a Percentage of Offering Price)
Sales Charge on Reinvested Dividends                             NONE       NONE
Maximum Contingent Deferred Sales Charge (CDSC)                  NONE*     5.00%**
Redemption Fees                                                  NONE       NONE
Exchange Fees                                                    NONE       NONE


* Except for initial purchases of the Money Market Fund. In addition, purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% CDSC will apply to redemptions made in the first eighteen months except with respect to redemptions from participant-directed qualified plans sponsored by an employer with 100 or more eligible employees. See "How to Purchase Shares" for more information.


** Except for initial purchases of the Money Market Fund. A CDSC may apply to redemptions from the Money Market Fund that follow exchanges from Class B shares of another Fund. See "How to Purchase Shares" for more information.

Sales charge waivers and reduced sales charge purchase plans are available for Class A shares. See "How to Purchase Shares" for more information. The maximum 5% CDSC on Class B shares applies to redemptions during the first year after purchase, declining to 0% in the first month following the investor's sixth anniversary from purchase. Class B shares of a Fund convert automatically into Class A shares of that Fund in the first month following the investor's sixth anniversary from purchase. Money Market Fund Class B shareholders who subsequently exchange into Class B of another Fund do not receive credit for the initial time invested in the Money Market Fund for purposes of calculating any CDSC due upon redemption or the conversion to Class A Shares. See "Purchasing Class B Shares" for more information.

SAFECO Services Corporation ("SAFECO Services"), the transfer agent for the Funds, charges a $10 fee to wire redemption proceeds.

B.  ANNUAL OPERATING EXPENSES

    (as a percentage of average net assets)

                                                      GROWTH FUND         EQUITY FUND         INCOME FUND
                                                   -----------------   -----------------   -----------------
                                                   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                   -------   -------   -------   -------   -------   -------
Management Fee                                      0.65%     0.65%     0.52%     0.52%     0.65%     0.65%
Rule 12b-1 Fees                                     0.25%     1.00%     0.25%     1.00%     0.25%     1.00%
Other Expenses                                      0.16%     0.23%     0.47%     0.29%     0.24%     0.18%
                                                   -------   -------   -------   -------   -------   -------
Total Operating Expenses (estimated)                1.06%     1.88%     1.24%     1.81%     1.14%     1.83%


                                                                         INTERNATIONAL
                                                    NORTHWEST FUND           FUND            BALANCED FUND
                                                   -----------------   -----------------   -----------------
                                                   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                   -------   -------   -------   -------   -------   -------
Management Fee                                      0.75%     0.75%     1.10%     1.10%     0.75%     0.75%
Rule 12b-1 Fees                                     0.25%     1.00%     0.25%     1.00%     0.25%     1.00%
Other Expenses                                      0.42%     0.34%     0.52%     0.54%     0.52%     0.53%
                                                   -------   -------   -------   -------   -------   -------
Total Operating Expenses (estimated)                1.42%     2.09%     1.87%*    2.64%*    1.52%     2.28%

                                                     SMALL COMPANY                           INTERMEDIATE
                                                         FUND             VALUE FUND         TREASURY FUND
                                                   -----------------   -----------------   -----------------
                                                   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                   -------   -------   -------   -------   -------   -------
Management Fee                                      0.85%     0.85%     0.75%     0.75%     0.55%     0.55%
Rule 12b-1 Fees                                     0.25%     1.00%     0.25%     1.00%     0.25%     1.00%
Other Expenses                                      0.42%     0.44%     0.47%     0.55%     0.52%     0.32%
                                                   -------   -------   -------   -------   -------   -------
Total Operating Expenses (estimated)                1.52%     2.29%     1.47%     2.30%     1.32%     1.87%

                                    -- 6 --

                                                                         MANAGED BOND
                                                    HIGH-YIELD FUND          FUND           WASHINGTON FUND
                                                   -----------------   -----------------   -----------------
                                                   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                   -------   -------   -------   -------   -------   -------
Management Fee                                      0.65%     0.65%     0.50%     0.50%     0.65%     0.65%
Rule 12b-1 Fees                                     0.25%     1.00%     0.25%     1.00%     0.25%     1.00%
Other Expenses                                      0.21%     0.17%     0.69%     0.74%     0.42%     0.48%
                                                   -------   -------   -------   -------   -------   -------
Total Operating Expenses (estimated)                1.10%     1.81%     1.44%     2.24%     1.32%     2.13%


                                                    MUNICIPAL BOND                           MONEY MARKET
                                                         FUND           CALIFORNIA FUND         FUND**
                                                   -----------------   -----------------   -----------------
                                                   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                   -------   -------   -------   -------   -------   -------
Management Fee                                      0.42%     0.42%     0.55%     0.55%     0.50%     0.50%
Rule 12b-1 Fees                                     0.25%     1.00%     0.25%     1.00%        0%        0%
Other Expenses                                      0.28%     0.11%     0.11%     0.08%     0.22%     0.28%
                                                   -------   -------   -------   -------   -------   -------
Total Operating Expenses (estimated)                0.95%     1.53%     0.91%     1.63%     0.72%     0.78%

* Net of reimbursements by SAM. Absent the reimbursements, total operating expenses would have been 2.13% and 2.90%, respectively, for the Class A and Class B shares of the International Fund.

** The Money Market Fund does not have a Rule 12b-1 fee at this time.
   Shareholders will be notified in advance by a supplement to this Prospectus in the event that the Money Market Fund establishes a Rule 12b-1 fee under its Rule 12b-1 Plan.

Effective September 30, 1996, except for the Value and High-Yield Funds, all of the then-existing shares of each Fund were redesignated No-Load Class shares and each Fund commenced offering Class A and Class B shares. The High-Yield Fund and the Value Fund commenced offering Class A and Class B shares on January 31, 1997, and April 30, 1997, respectively. The amounts shown for the Funds (other than the Value Fund) are based on the actual expenses paid by the shareholders of the Funds' Class A and Class B shares for the year ended December 31, 1997. The amounts shown for the Value Fund are estimated expenses based on the Fund's maximum management fee, applicable Rule 12b-1 fees, and estimated "other expenses" for fiscal year 1998. The management fees paid by the International and Small Company Funds are higher than the management fees paid by most other investment companies. See "Information about Share Ownership and Companies That Provide Services to the Trusts" for more information.

Rule 12b-1 fees have the following two components:

                                            CLASS A      CLASS B
                                          -----------  -----------
Rule 12b-1 service fees                        0.25%        0.25%
Rule 12b-1 distribution fees                   0.00%        0.75%

Long-term Class A and Class B shareholders may pay more in sales charges and 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

C.  EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and redemption at the end of each time period. The example also assumes that all dividends and other distributions are reinvested and that the percentage amounts listed for each Fund in "Annual Operating Expenses" above remain the same in the years shown.

FUND                                                           1 YEAR      3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------  ---------   ---------   ---------   ---------
Growth
  Class A(1)                                                     $  55       $  77       $ 101       $ 169
  Class B
    Assuming redemption at end of period(2)(3)                   $  69       $  89       $ 112       $ 179
    Assuming no redemption at end of period(3)                   $  19       $  59       $ 102       $ 179

                                    -- 7 --

FUND                                                           1 YEAR      3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------  ---------   ---------   ---------   ---------
Equity
  Class A(1)                                                     $  57       $  83       $ 110       $ 188
  Class B
    Assuming redemption at end of period(2)(3)                   $  68       $  87       $ 108       $ 184
    Assuming no redemption at end of period(3)                   $  18       $  57       $  98       $ 184
Income
  Class A(1)                                                     $  56       $  80       $ 105       $ 177
  Class B
    Assuming redemption at end of period(2)(3)                   $  69       $  88       $ 109       $ 180
    Assuming no redemption at end of period(3)                   $  19       $  58       $  99       $ 180
Northwest
  Class A(1)                                                     $  59       $  88       $ 119       $ 208
  Class B
    Assuming redemption at end of period(2)(3)                   $  71       $  95       $ 122       $ 209
    Assuming no redemption at end of period(3)                   $  21       $  65       $ 112       $ 209
International
  Class A(1)                                                     $  63       $ 101       $ 142       $ 254
  Class B
    Assuming redemption at end of period(2)(3)                   $  77       $ 112       $ 150       $ 262
    Assuming no redemption at end of period(3)                   $  27       $  82       $ 140       $ 262
Balanced
  Class A(1)                                                     $  60       $  91       $ 124       $ 218
  Class B
    Assuming redemption at end of period(2)(3)                   $  73       $ 101       $ 132       $ 225
    Assuming no redemption at end of period(3)                   $  23       $  71       $ 122       $ 225
Small Company
  Class A(1)                                                     $  60       $  91       $ 124       $ 218
  Class B
    Assuming redemption at end of period(2)(3)                   $  73       $ 102       $ 133       $ 226
    Assuming no redemption at end of period(3)                   $  23       $  72       $ 123       $ 226
Value Fund
  Class A(1)                                                     $  59       $  89
  Class B
    Assuming redemption at end of period(2)                      $  73       $ 102
    Assuming no redemption at end of period                      $  23       $  72
Intermediate Treasury
  Class A(1)                                                     $  58       $  85       $ 114       $ 197
  Class B
    Assuming redemption at end of period(2)(3)                   $  69       $  89       $ 111       $ 180
    Assuming no redemption at end of period(3)                   $  19       $  59       $ 101       $ 180
High-Yield
  Class A(1)                                                     $  56       $  78       $ 103       $ 173
  Class B
    Assuming redemption at end of period(2)(3)                   $  68       $  87       $ 108       $ 177
    Assuming no redemption at end of period(3)                   $  18       $  57       $  98       $ 177
Managed Bond
  Class A(1)                                                     $  59       $  89       $ 120       $ 210
  Class B
    Assuming redemption at end of period(2)(3)                   $  73       $ 100       $ 130       $ 202
    Assuming no redemption at end of period(3)                   $  23       $  70       $ 120       $ 202

                                    -- 8 --

FUND                                                           1 YEAR      3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------  ---------   ---------   ---------   ---------
Municipal Bond
  Class A(1)                                                     $  54       $  74       $  95       $ 155
  Class B
    Assuming redemption at end of period(2)(3)                   $  65       $  78       $  93       $ 160
    Assuming no redemption at end of period(3)                   $  15       $  48       $  83       $ 160
California
  Class A(1)                                                     $  54       $  73       $  93       $ 152
  Class B
    Assuming redemption at end of period(2)(3)                   $  67       $  82       $  99       $ 166
    Assuming no redemption at end of period(3)                   $  17       $  52       $  89       $ 166
Washington
  Class A(1)                                                     $  58       $  85       $ 114       $ 196
  Class B
    Assuming redemption at end of period(2)(3)                   $  72       $  96       $ 124       $ 196
    Assuming redemption at end of period(3)                      $  22       $  66       $ 114       $ 196
Money Market(4)
  Class A                                                        $   7       $  23       $  40       $  89
  Class B                                                        $   8       $  25       $  43       $  97

(1) Includes deduction at the time of purchase of the maximum sales charge.

(2) Includes deduction at the time of redemption of the applicable CDSC.

(3) Ten-year figures assume conversion of Class B shares to Class A shares in the first month following the investor's sixth anniversary from purchase.

(4) Figures for the Money Market Fund assume that the investor purchased Money Market Fund shares as an initial investment and made no subsequent exchanges.

The purpose of the table is to assist you in understanding the various costs and expenses that an investor in Class A and Class B shares of each Fund would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. A FUND'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS, AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF ANY FUND.

                                    -- 9 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

The amounts shown for each Fund in the Financial Highlights tables that follow are based upon a single Class A or Class B share outstanding for the period indicated. Effective September 30, 1996, each Fund (except the Value and High-Yield Funds) commenced offering Class A and Class B shares. The Value Fund commenced offering Class A and Class B shares on April 30, 1997 (initial public offering) and the High-Yield Fund commenced offering Class A and Class B shares on January 31, 1997. The following selected data has been derived from financial statements that have been audited by Ernst & Young LLP. The data should be read in conjunction with the financial statements, related notes and other financial information included in each Trust's Annual Report to shareholders and incorporated by reference in the Statement of Additional Information. A copy of the Statement of Additional Information may be obtained by calling the number on the first page of this Prospectus.

SAFECO GROWTH FUND


                                                               CLASS A                       CLASS B
                                                             ------------                  ------------
                                                               FOR THE      THREE-MONTH      FOR THE      THREE-MONTH
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                 1997           1996           1997           1996
                                                             ------------   ------------   ------------   ------------
Net asset value at beginning of period                           $16.97         $15.45         $16.94         $15.45
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss) income                                      (0.02)         (0.02)         (0.08)         (0.05)
Net realized and unrealized gain (loss) on investment
  transactions                                                     8.44           1.77           8.33           1.77
                                                             ------------   ------------   ------------   ------------
Total from investment operations                                   8.42           1.75           8.25           1.72
                                                             ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 --             --             --             --
Distributions from realized gains                                 (3.00)         (0.23)         (3.00)         (0.23)
                                                             ------------   ------------   ------------   ------------
Total distributions                                               (3.00)         (0.23)         (3.00)         (0.23)
                                                             ------------   ------------   ------------   ------------
Net asset value at end of period                                 $22.39         $16.97         $22.19         $16.94
                                                             ------------   ------------   ------------   ------------
                                                             ------------   ------------   ------------   ------------
Total return+                                                    49.61%         11.35%         48.70%         11.15%
Net assets at end of period (000's)                              $4,076         $  187         $1,402         $  116
Ratio of expenses to average net assets                           1.06%          1.12%**        1.88%          1.87%**
Ratio of net investment (loss) income to average net assets      (0.33%)        (0.58%)**      (1.16%)        (1.38%)**
Portfolio turnover rate                                          82.57%         82.93%**       82.57%         82.93%**
Average commission rate paid                                     $0.0520        $0.0477        $0.0520        $0.0477


*  Not annualized.
** Annualized.
+ Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

                                    -- 10 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO EQUITY FUND

                                                                CLASS A                       CLASS B
                                                             -------------                 -------------
                                                                FOR THE      THREE-MONTH      FOR THE      THREE-MONTH
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                 1997           1996           1997           1996
                                                             -------------  -------------  -------------  -------------
Net asset value at beginning of period                         $   16.62      $   15.85      $   16.60      $   15.85
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.14           0.04           0.02           0.02
Net realized and unrealized gain (loss) on investment
  transactions                                                      3.77           1.35           3.79           1.33
                                                             -------------  -------------  -------------  -------------
Total from investment operations                                    3.91           1.39           3.81           1.35
                                                             -------------  -------------  -------------  -------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               (0.14)         (0.04)         (0.02)         (0.02)
Distributions from realized gains                                  (0.84)         (0.58)         (0.84)         (0.58)
                                                             -------------  -------------  -------------  -------------
Total distributions                                                 0.98)         (0.62)         (0.86)         (0.60)
                                                             -------------  -------------  -------------  -------------
Net asset value at end of period                               $   19.55      $   16.62      $   19.55      $   16.60
                                                             -------------  -------------  -------------  -------------
                                                             -------------  -------------  -------------  -------------
Total return+                                                     23.56%          8.78%*        22.93%          8.50%*
Net assets at end of period (000's)                            $   7,247      $   2,894      $   3,565      $     355
Ratio of expenses to average net assets                            1.24%          0.97%**        1.81%          1.75%**
Ratio of net investment income to average net assets               0.74%          1.38%**        0.12%          0.51%**
Portfolio turnover rate                                           34.26%         59.34%**       34.26%         59.34%**
Average commission rate paid                                   $  0.0573      $  0.0571      $  0.0573      $  0.0571

*  Not Annualized.
** Annualized.
+ Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

                                    -- 11 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO INCOME FUND

                                                                CLASS A                       CLASS B
                                                             -------------                 -------------
                                                                FOR THE      THREE-MONTH      FOR THE      THREE-MONTH
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                 1997           1996           1997           1996
                                                             -------------  -------------  -------------  -------------
Net asset value at beginning of period                         $   21.15      $   20.03      $   21.12      $   20.03
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.51           0.12           0.38           0.10
Net realized and unrealized gain (loss) on investment and
  foreign currency transactions                                     4.98           1.65           4.94           1.62
                                                             -------------  -------------  -------------  -------------
Total from investment operations                                    5.49           1.77           5.32           1.72
                                                             -------------  -------------  -------------  -------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               (0.51)         (0.12)         (0.38)         (0.10)
Distributions from realized gains                                  (2.11)         (0.53)         (2.11)         (0.53)
                                                             -------------  -------------  -------------  -------------
Total distributions                                                (2.62)         (0.65)         (2.49)         (0.63)
                                                             -------------  -------------  -------------  -------------
Net asset value at end of period                               $   24.02      $   21.15      $   23.95      $   21.12
                                                             -------------  -------------  -------------  -------------
                                                             -------------  -------------  -------------  -------------
Total return+                                                     26.15%          8.85%*        25.35%          8.60%*
Net assets at end of period (000's)                            $     742      $     193      $     798      $     112
Ratio of expenses to average net assets                            1.14%          1.03%**        1.83%          1.79%**
Ratio of net investment income to average net assets               2.50%          2.66%**        1.79%          1.99%**
Portfolio turnover rate                                           52.14%         37.84%**       52.14%         37.84%**
Average commission rate paid                                   $  0.0569      $  0.0573      $  0.0569      $  0.0573

*  Not Annualized.
** Annualized.
+ Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

                                    -- 12 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO NORTHWEST FUND


                                                               CLASS A                       CLASS B
                                                             ------------                  ------------
                                                               FOR THE      THREE-MONTH      FOR THE      THREE-MONTH
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                 1997           1996           1997           1996
                                                             ------------   ------------   ------------   ------------
Net asset value at beginning of period                           $14.06         $13.78         $14.03         $13.78
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             (0.06)         (0.01)         (0.10)         (0.03)
Net realized and unrealized gain (loss) on investment
  transactions                                                     4.39           0.29           4.30           0.28
                                                             ------------   ------------   ------------   ------------
Total from investment operations                                   4.33           0.28           4.20           0.25
                                                             ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 --             --             --             --
Distributions from realized gains                                 (1.14)            --          (1.14)            --
                                                             ------------   ------------   ------------   ------------
Total distributions                                               (1.14)            --          (1.14)            --
                                                             ------------   ------------   ------------   ------------
Net asset value at end of period                                 $17.25         $14.06         $17.09         $14.03
                                                             ------------   ------------   ------------   ------------
                                                             ------------   ------------   ------------   ------------
Total return+                                                    30.79%          2.03%*        29.93%          1.81%*
Net assets at end of period (000's)                              $1,354         $  369         $1,204         $  232
Ratio of expenses to average net assets                           1.42%          1.40%**        2.09%          2.18%**
Ratio of net investment income to average net assets             (0.61%)        (0.39%)**      (1.30%)        (1.19%)**
Portfolio turnover rate                                          55.42%         67.32%**       55.42%         67.32%**
Average commission rate paid                                     $0.0560        $0.0482        $0.0560        $0.0482


*  Not Annualized.
** Annualized.
+ Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.

                                    -- 13 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO INTERNATIONAL STOCK FUND


                                                                CLASS A                         CLASS B
                                                             -------------                   -------------
                                                                FOR THE       THREE-MONTH       FOR THE       THREE-MONTH
                                                              YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                 1997            1996            1997            1996
                                                             -------------   -------------   -------------   -------------
Net asset value at beginning of period                           $ 11.29         $ 10.39         $ 11.28         $ 10.39
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.20              --            0.18              --
Net realized and unrealized gain (loss) on investment and
  foreign currency transactions                                     0.29            0.95            0.22            0.93
                                                             -------------   -------------   -------------   -------------
Total from investment operations                                    0.49            0.95            0.40            0.93
                                                             -------------   -------------   -------------   -------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               (0.21)          (0.05)          (0.13)          (0.04)
Distributions from realized gains                                  (0.02)             --           (0.02)             --
                                                             -------------   -------------   -------------   -------------
Total distributions                                                (0.23)          (0.05)          (0.15)          (0.04)
                                                             -------------   -------------   -------------   -------------
Net asset value at end of period                                 $ 11.55         $ 11.29         $ 11.53         $ 11.28
                                                             -------------   -------------   -------------   -------------
                                                             -------------   -------------   -------------   -------------
Total return+                                                      4.30%           9.19%*          3.48%           8.96%*
Net assets at end of period (000's)                              $   295         $   154         $   331         $   112
Ratio of expenses to average net assets++                          1.87%           1.41%**         2.64%           2.17%**
Ratio of net investment income to average net assets               0.26%          (0.23%)**        0.51%          (1.15%)**
Portfolio turnover rate                                           22.13%          18.51%**        22.13%          18.51%**
Average commission rate paid                                     $0.0246         $0.0223         $0.0246         $0.0223


*  Not Annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 2.13% and 1.72% for the year and period ended December 31, 1997 and 1996, respectively, for Class A, and 2.90% and 2.47%, respectively, for Class B.

                                    -- 14 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO BALANCED FUND

                                                               CLASS A                      CLASS B
                                                             ------------                 ------------
                                                               FOR THE      THREE-MONTH     FOR THE      THREE-MONTH
                                                              YEAR ENDED   PERIOD ENDED    YEAR ENDED   PERIOD ENDED
                                                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                                 1997          1996           1997          1996
                                                             ------------  -------------  ------------  -------------
Net asset value at beginning of period                        $    10.69     $   10.38     $    10.70     $   10.38
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.28          0.09           0.18          0.06
Net realized and unrealized gain (loss) on investment and
  foreign currency transactions                                     1.45          0.44           1.44          0.45
                                                             ------------  -------------  ------------  -------------
Total from investment operations                                    1.73          0.53           1.62          0.51
                                                             ------------  -------------  ------------  -------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               (0.28)        (0.09)         (0.18)        (0.06)
Distributions from realized gains                                  (0.54)        (0.13)         (0.54)        (0.13)
                                                             ------------  -------------  ------------  -------------
Total distributions                                                (0.82)        (0.22)         (0.72)        (0.19)
                                                             ------------  -------------  ------------  -------------
Net asset value at end of period                              $    11.60     $   10.69     $    11.60     $   10.70
                                                             ------------  -------------  ------------  -------------
                                                             ------------  -------------  ------------  -------------
Total return+                                                     16.29%         5.07%*        15.21%         4.85%*
Net assets at end of period (000's)                           $      205     $     110     $      331     $     115
Ratio of expenses to average net assets                            1.52%         1.35%++**       2.28%        2.11%++**
Ratio of net investment income to average net assets               2.55%         3.01%**        2.55%         2.23%**
Portfolio turnover rate                                          101.22%        36.10%**      101.22%        36.10%**
Average commission rate paid                                  $   0.0521     $  0.0548     $   0.0521     $  0.0548

*  Not Annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.70% and 2.46% for Class A and Class B, respectively.

                                    -- 15 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO SMALL COMPANY STOCK FUND

                                                               CLASS A                       CLASS B
                                                             ------------                  ------------
                                                               FOR THE      THREE-MONTH      FOR THE      THREE-MONTH
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                 1997           1996           1997           1996
                                                             ------------   ------------   ------------   ------------
Net asset value at beginning of period                           $11.81         $11.51         $11.79         $11.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             (0.06)         (0.01)         (0.10)         (0.04)
Net realized and unrealized gain (loss) on investment and
  foreign currency transactions                                    2.80           0.31           2.72           0.32
                                                             ------------   ------------   ------------   ------------
Total from investment operations                                   2.74           0.30           2.62           0.28
                                                             ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 --             --             --             --
Distributions from realized gains                                 (0.34)            --          (0.34)            --
                                                             ------------   ------------   ------------   ------------
Total distributions                                               (0.34)            --          (0.34)            --
                                                             ------------   ------------   ------------   ------------
Net asset value at end of period                                 $14.21         $11.81         $14.07         $11.79
                                                             ------------   ------------   ------------   ------------
                                                             ------------   ------------   ------------   ------------
Total return+                                                    23.21%          2.61%*        22.23%          2.43%*
Net assets at end of period (000's)                              $  271         $  135         $  396         $  103
Ratio of expenses to average net assets                           1.52%          1.42%++**      2.29%          2.18%++**
Ratio of net investment income to average net assets             (0.60%)        (0.50%)**      (1.35%)        (1.28%)**
Portfolio turnover rate                                          60.81%         73.47%**       60.81%         73.47%**
Average commission rate paid                                     $0.0470        $0.0496        $0.0470        $0.0496

*  Not Annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.62% and 2.41% for Class A and Class B, respectively.

                                    -- 16 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO U.S. VALUE FUND

                                                                                      CLASS A            CLASS B
                                                                                 -----------------  -----------------
                                                                                  APRIL 30, 1997     APRIL 30, 1997
                                                                                   (COMMENCEMENT      (COMMENCEMENT
                                                                                 OF OPERATIONS) TO  OF OPERATIONS) TO
                                                                                 DECEMBER 31, 1997  DECEMBER 31, 1997
                                                                                 -----------------  -----------------
Net asset value at beginning of period                                               $   10.00          $   10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                     0.08               0.02
Net realized and unrealized gain (loss) on investment and foreign currency
  transactions                                                                            1.65               1.65
                                                                                      --------           --------
Total from investment operations                                                          1.73               1.67
                                                                                      --------           --------
LESS DISTRIBUTIONS:
Dividends from net investment income                                                     (0.08)             (0.02)
Distributions from realized gains                                                        (0.47)             (0.47)
                                                                                      --------           --------
Total distributions                                                                      (0.55)             (0.49)
                                                                                      --------           --------
Net asset value at end of period                                                     $   11.18          $   11.18
                                                                                      --------           --------
                                                                                      --------           --------
Total return+                                                                           17.24%*            16.63%*
Net assets at end of period (000's)                                                  $     133          $     221
Ratio of expenses to average net assets **                                               1.47%              2.30%
Ratio of net investment income to average net assets**                                   1.03%              0.20%
Portfolio turnover rate**                                                               36.37%             36.37%
Average commission rate paid                                                         $  0.0372          $  0.0372

*  Not Annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

                                    -- 17 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND

                                                                CLASS A                      CLASS B
                                                             -------------                -------------
                                                                FOR THE     THREE-MONTH      FOR THE     THREE-MONTH
                                                              YEAR ENDED    PERIOD ENDED   YEAR ENDED    PERIOD ENDED
                                                             DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                                 1997           1996          1997           1996
                                                             -------------  ------------  -------------  ------------
Net asset value at beginning of period                         $   10.11     $    10.10     $   10.12     $    10.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.55           0.15          0.48           0.14
Net realized and unrealized gain (loss) on investments              0.24           0.01          0.23           0.02
                                                             -------------  ------------  -------------  ------------
Total from investment operations                                    0.79           0.16          0.71           0.16
                                                             -------------  ------------  -------------  ------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               (0.55)         (0.15)        (0.48)         (0.14)
Distributions from capital gains                                      --             --            --             --
                                                             -------------  ------------  -------------  ------------
Total distributions                                                (0.55)         (0.15)        (0.48)         (0.14)
                                                             -------------  ------------  -------------  ------------
Net asset value at end of period                               $   10.35     $    10.11     $   10.35     $    10.12
                                                             -------------  ------------  -------------  ------------
                                                             -------------  ------------  -------------  ------------
Total return                                                       8.03%          1.63%*        7.27%          1.55%*
Net assets at end of period (000's)                            $     365     $      704     $     432     $      223
Ratio of expenses to average net assets                            1.32%          1.07%**++       1.87%        1.72%**++
Ratio of net investment income to average net assets               5.36%          6.07%**       4.78%          5.35%**
Portfolio turnover rate                                           82.36%        125.42%**      82.36%        125.42%**

*  Not annualized.
** Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would be 1.30% and 1.95% for Class A and Class B, respectively.

                                    -- 18 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO HIGH-YIELD BOND FUND

                                                                                             CLASS A        CLASS B
                                                                                          -------------  -------------
                                                                                          ELEVEN-MONTH   ELEVEN-MONTH
                                                                                          PERIOD ENDED   PERIOD ENDED
                                                                                          DECEMBER 31,   DECEMBER 31,
                                                                                              1997           1997
                                                                                          -------------  -------------
Net asset value at beginning of period                                                      $    8.83      $    8.83
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                            0.69           0.63
Net realized and unrealized gain (loss) on investments                                           0.29           0.29
                                                                                          -------------  -------------
Total from investment operations                                                                 0.98           0.92
                                                                                          -------------  -------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                                            (0.69)         (0.63)
Distributions from capital gains                                                                   --             --
                                                                                          -------------  -------------
Total distributions                                                                             (0.69)         (0.63)
                                                                                          -------------  -------------
Net asset value at end of period                                                            $    9.12      $    9.12
                                                                                          -------------  -------------
                                                                                          -------------  -------------
Total return+                                                                                  12.49%*        11.77%*
Net assets at end of period (000's)                                                         $     259      $     355
Ratio of expenses to average net assets                                                         1.10%**        1.81%**
Ratio of net investment income to average net assets                                            7.65%**        6.87%**
Portfolio turnover rate                                                                        85.06%**       85.06%**

*  Not Annualized.
** Annualized.
+ Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.

                                    -- 19 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO MANAGED BOND FUND

                                                               CLASS A                     CLASS B
                                                             ------------                ------------
                                                               FOR THE     THREE-MONTH     FOR THE     THREE-MONTH
                                                              YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED
                                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                 1997          1996          1997          1996
                                                             ------------  ------------  ------------  ------------
Net asset value at beginning of period                        $     8.35    $     8.35    $     8.35    $     8.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.39          0.11          0.32          0.09
Net realized and unrealized gain (loss) on investments              0.25            --          0.25            --
                                                             ------------  ------------  ------------  ------------
Total from investment operations                                    0.64          0.11          0.57          0.09
                                                             ------------  ------------  ------------  ------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               (0.39)        (0.11)        (0.32)        (0.09)
Distributions from capital gains                                      --            --            --            --
                                                             ------------  ------------  ------------  ------------
Total distributions                                                (0.39)        (0.11)        (0.32)        (0.09)
                                                             ------------  ------------  ------------  ------------
Net asset value at end of period                              $     8.60    $     8.35    $     8.60    $     8.35
                                                             ------------  ------------  ------------  ------------
                                                             ------------  ------------  ------------  ------------
Total return+                                                      7.78%         1.34%*        6.91%         1.15%*
Net assets at end of period (000's)                           $      146    $      140    $      120    $      100
Ratio of expenses to average net assets                            1.45%         1.30%**       2.23%         2.07%**
Ratio of net investment income to average net assets               4.68%         5.22%**       3.79%         4.45%**
Portfolio turnover rate                                          176.50%       136.29%**     176.50%       136.29%**

*  Not Annualized.
** Annualized.
+ Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.

                                    -- 20 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO MUNICIPAL BOND FUND

                                                                CLASS A                       CLASS B
                                                             -------------                 -------------
                                                                FOR THE      THREE-MONTH      FOR THE      THREE-MONTH
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                 1997           1996           1997           1996
                                                             -------------  -------------  -------------  -------------
Net asset value at beginning of period                         $   13.99      $   13.82      $   13.98      $   13.82
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.68           0.18           0.60           0.15
Net realized and unrealized gain (loss) on investments              0.70           0.17           0.68           0.16
                                                             -------------  -------------  -------------  -------------
Total from investment operations                                    1.38           0.35           1.28           0.31
                                                             -------------  -------------  -------------  -------------
LESS DISTRIBUTIONS:
Dividends from net investment income                               (0.68)         (0.18)         (0.60)         (0.15)
Distributions from realized gains                                  (0.16)            --          (0.16)            --
                                                             -------------  -------------  -------------  -------------
Total distributions                                                (0.84)         (0.18)         (0.76)         (0.15)
                                                             -------------  -------------  -------------  -------------
Net asset value at end of period                               $   14.53      $   13.99      $   14.50      $   13.98
                                                             -------------  -------------  -------------  -------------
                                                             -------------  -------------  -------------  -------------
Total return+                                                     10.17%          2.52%*         9.56%          2.27%*
Net assets at end of period (000's)                            $     390      $     311      $     502      $     112
Ratio of expenses to average net assets                            0.95%          0.82%**        1.53%          1.50%**
Ratio of net investment income to average net assets               4.86%          5.04%**        4.22%          4.42%**
Portfolio turnover rate                                           13.52%          6.66%**       13.52%          6.66%**

*  Annualized.
** Not Annualized.
+ Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.

                                    -- 21 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO CALIFORNIA TAX-FREE INCOME FUND

                                                  CLASS A                     CLASS B
                                               -------------               -------------
                                                  FOR THE     THREE-MONTH     FOR THE     THREE-MONTH
                                                YEAR ENDED   PERIOD ENDED   YEAR ENDED   PERIOD ENDED
                                               DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                   1997          1996          1997          1996
                                               ------------- ------------- ------------- -------------
Net asset value at beginning of period             $ 12.23       $ 12.07       $ 12.22       $ 12.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.58          0.15          0.48          0.12
Net realized and unrealized gain (loss) on
  investments                                         0.76          0.19          0.76          0.18
                                               ------------- ------------- ------------- -------------
Total from investment operations                      1.34          0.34          1.24          0.30
                                               ------------- ------------- ------------- -------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (0.58)        (0.15)        (0.48)        (0.12)
Distributions from realized gains                    (0.05)        (0.03)        (0.05)        (0.03)
                                               ------------- ------------- ------------- -------------
Total distributions                                  (0.63)        (0.18)        (0.53)        (0.15)
                                               ------------- ------------- ------------- -------------
Net asset value at end of period                   $ 12.94       $ 12.23       $ 12.93       $ 12.22
                                               ------------- ------------- ------------- -------------
                                               ------------- ------------- ------------- -------------
Total return+                                       11.29%         2.83%*       10.46%         2.56%*
Net assets at end of period (000's)                $   460       $   122       $   501       $   101
Ratio of expenses to average net assets              0.91%         0.89%**       1.63%         1.64%**
Ratio of net investment income to average net
  assets                                             4.52%         4.84%**       3.71%         4.08%**
Portfolio turnover rate                              9.83%        10.52%**       9.83%        10.52%**

*  Not Annualized.
** Annualized.
+ Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.

                                    -- 22 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

                                                                CLASS A                       CLASS B
                                                             -------------                 -------------
                                                                FOR THE      THREE-MONTH      FOR THE      THREE-MONTH
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                 1997           1996           1997           1996
                                                             -------------  -------------  -------------  -------------
Net asset value at beginning of period                         $   10.53      $   10.45      $   10.55      $   10.45
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.46           0.12           0.38           0.10
Net realized and unrealized gain (loss) on investments              0.42           0.09           0.42           0.11
                                                             -------------  -------------  -------------  -------------
Total from investment operation                                     0.88           0.21           0.80           0.21
                                                             -------------  -------------  -------------  -------------
LESS DISTRIBUTIONS:

Dividends from net investment income                               (0.46)         (0.12)         (0.38)         (0.10)
Distributions from realized gains                                     --          (0.01)            --          (0.01)
                                                             -------------  -------------  -------------  -------------
Total distributions                                                (0.46)         (0.13)         (0.38)         (0.11)
                                                             -------------  -------------  -------------  -------------
Net asset value at end of period                               $   10.95      $   10.53      $   10.97      $   10.55
                                                             -------------  -------------  -------------  -------------
                                                             -------------  -------------  -------------  -------------
Total return+                                                      8.64%          1.94%*         7.75%          1.94%*
Net assets at end of period (000's)                            $     360      $     336      $     239      $     211
Ratio of expenses to average net assets                            1.32%          1.31%**        2.13%          2.06%**
Ratio of net investment income to average net assets               4.39%          4.49%**        3.58%          3.71%**
Portfolio turnover rate                                           11.67%         15.96%**       11.67%         15.96%**

*  Not annualized.
** Annualized.
+ Total return excludes the effects of sales charges. If sales charges were included, the total return for Classes A and B would be lower.

                                    -- 23 --

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

SAFECO MONEY MARKET FUND

                                                                CLASS A                       CLASS B
                                                             -------------                 -------------
                                                                FOR THE      THREE-MONTH      FOR THE      THREE-MONTH
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                 1997           1996           1997           1996
                                                             -------------  -------------  -------------  -------------
Net asset value at begining of period                          $    1.00      $    1.00      $    1.00      $    1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.05           0.01           0.05           0.01
LESS DISTRIBUTIONS:
Dividends from net investment income                               (0.05)         (0.01)         (0.05)         (0.01)
                                                             -------------  -------------  -------------  -------------
Net asset value at end of period                               $    1.00      $    1.00      $    1.00      $    1.00
                                                             -------------  -------------  -------------  -------------
                                                             -------------  -------------  -------------  -------------
Total return                                                       4.97%          1.21%*         4.94%          1.21%*
Net assets at end of period (000's)                                  537            295            414            106
Ratio of expenses to average net assets                            0.72%          0.55%**        0.78%          0.54%**
Ratio of net investment income to average net assets               4.91%          5.01%**        4.85%          4.96%**

*  Annualized.
** Not annualized.

                                    -- 24 --

ADVISER'S INSTITUTIONAL PRIVATE ACCOUNT PERFORMANCE

The Value Fund's adviser, SAFECO Asset Management Company ("SAM"), has been managing institutional private accounts (the "SAFECO Composite") since 1979. The SAFECO Composite had investment objectives, policies, strategies and risks substantially similar to those of the Value Fund. The data below is provided to illustrate the past performance of SAM in managing substantially similar accounts as measured against the S&P 500 Index and does not represent the performance of the Value Fund.

CALENDAR YEAR TOTAL RETURNS

                                             SAFECO         SAFECO        S&P 500
YEAR                                      COMPOSITE(A)*  COMPOSITE(B)*    INDEX**
----------------------------------------  -------------  -------------  -----------
1988                                            18.61%         17.70%        16.50%
1989                                            19.22%         18.29%        31.43%
1990                                            (4.68%)        (5.46%)       (3.19%)
1991                                            28.32%         27.35%        30.55%
1992                                            12.67%         11.79%         7.68%
1993                                            10.35%          9.48%        10.00%
1994                                             3.13%          2.30%         1.33%
1995                                            36.59%         35.57%        37.50%
1996                                            24.91%         23.95%        23.25%
1997                                            21.41%         20.47%        33.38%

------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997


                                          PERIOD BEGINNING
                                          APRIL 30, 1997,
                                               ENDING
                                            DECEMBER 31,         ONE           FIVE           TEN
                                               1997*            YEAR           YEARS         YEARS
                                          ----------------  -------------  -------------  -----------
Value Fund
    Class A                                     17.24%++             --             --            --
    Class B                                     16.63%++             --             --            --
SAFECO Composite(A)*                              16.21%          21.41%         18.71%        16.47%
SAFECO Composite(B)*                              15.60%          20.47%         17.79%        15.56%
S&P 500 Index**                                   22.67%          33.38%         20.30%        18.04%


------------------------------

+ Not annualized.

++ Performance excludes sales charges of 4.5% for Class A and a CDSC of 5% for Class B; if included, total returns would have been 11.96% and 11.63% for Class A and Class B, respectively.

* The gross performance of the SAFECO Composite in the tables above is shown after reduction by the Value Fund's 1997 annualized expenses (April 30, 1997 to December 31, 1997) of 1.48% and 2.29% for Class A and Class B, respectively.

** The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

All returns presented were calculated on a total return basis and reflect the reinvestment of capital gains, dividends, and interest. Custodial fees, if any, were not included in the SAFECO Composite calculation. The SAFECO Composite's returns are asset-weighted using beginning-of-period market values adjusted for cash flows.

The Value Fund's size, expenses, timing of purchases and sales of portfolio securities, availability of cash flows, and brokerage commissions may cause the performance of the Value Fund to vary from that of the SAFECO Composite. In addition, the institutional private accounts are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Value Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results for the SAFECO Composite could have been adversely affected if the accounts included in the Composite had been regulated as investment companies under the federal securities laws. The

                                    -- 25 --
investment results of the SAFECO Composite are unaudited and are not intended to predict or suggest the returns that might be experienced by the Value Fund. Investors should also be aware that the use of a methodology different from that used above to calculate the SAFECO Composite's performance could result in different performance data.

The S&P 500 Index is used for comparison purposes only. The S&P 500 Index is an unmanaged index of representative U.S.
stocks that has no management or expense charges. Performance is based on historical earnings and is not intended to indicate future performance of the Value Fund.

SUB-ADVISER'S INSTITUTIONAL PRIVATE ACCOUNT PERFORMANCE

The International Fund's sub-adviser, Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), has been managing separate accounts for institutional clients in the United States for eight years. These accounts had investment objectives, policies, strategies and risks substantially similar to those of the International Fund. BIAM's past performance in advising these accounts was a key factor in its selection as the Fund's sub-adviser. The performance set forth in the tables below is based on the return achieved on BIAM's fully discretionary international equity composite of accounts (the "BIAM Composite"). The BIAM Composite data is provided to illustrate the past performance of BIAM in managing substantially similar accounts as measured against the International Fund and the EAFE Index, and does not represent the performance of the International Fund.

CALENDAR YEAR TOTAL RETURNS

                                              BIAM             BIAM           EAFE
YEAR                                      COMPOSITE(A)     COMPOSITE(B)      INDEX*
----------------------------------------  -------------  -----------------  ---------
1990                                            (4.19%)          (4.96%)       (23.20%)
1991                                            11.11%           10.28%         12.50%
1992                                            11.51%           10.68%        (11.85%)
1993                                            41.10%           40.11%         32.94%
1994                                            (7.59%)          (8.32%)         8.06%
1995                                            18.63%           17.75%         11.55%
1996                                            22.03%           21.14%          6.36%
1997                                             4.28%            3.49%          2.06%

------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1997


                                                         PERIOD BEGINNING
                                                         JANUARY 31, 1996,
                                               ONE            ENDING          FIVE
                                              YEAR       DECEMBER 31, 1997    YEARS
                                          -------------  -----------------  ---------
International Fund**
    Class A                                      4.30%            9.53%            --
    Class B                                      3.48%            8.96%            --
BIAM Composite(A)                                4.28%           11.46%         14.50%
BIAM Composite(B)                                3.49%           10.61%         13.65%
EAFE Index*                                      2.06%            4.14%         11.71%


------------------------------


* The Morgan Stanley Europe, Australasia and Far East Index ("EAFE Index") is a market-weighted aggregate of 20 individual country indices that collectively represent many of the major markets of the world, excluding Canada and the United States.


** The performance information of the Class A and Class B shares of the International Fund reflects the actual performance of the Class A and Class B shares excluding sales charges for the period September 30, 1996 to December 31, 1997, and the performance of the No-Load Class of the Fund for the period prior to September 30, 1996. Had the performance reflected sales charges of 4.5% for Class A and a CDSC of 5% for Class B, the one year returns would have been (.39%) and (1.52%) for Class A and Class B, respectively, and the January 31, 1996 to December 31, 1997 returns would have been 6.93% and 7.01% for Class A and Class B, respectively. Performance information would have been lower for the period prior to September 30, 1996 if Rule 12b-1 fees were reflected. The gross performance of the Composite in the tables above is shown after reduction by the International Fund's 1997 reimbursed expenses of 1.87% and 2.64% for Class A and Class B, respectively (absent reimbursements, expenses would have been 2.13% and 2.90% for Class A and Class B, respectively).

                                    -- 26 --

All returns presented were calculated on a total-return basis and reflect the reinvestment of capital gains, dividends, and interest. Custodial fees, if any, were not included in the BIAM Composite calculation. The BIAM Composite's returns are asset-weighted using beginning-of-period market values adjusted for cash flows.

The International Fund's size, expenses, timing of purchases and sales of portfolio securities, availability of cash flows, and brokerage commissions may cause the performance of the International Fund to vary from that of the BIAM Composite. In addition, the BIAM Composite accounts are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the International Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance results for the BIAM Composite could have been adversely affected if the accounts included in the BIAM Composite had been regulated as investment companies under the federal securities laws.


The investment results of the BIAM Composite are unaudited and are not intended to predict or suggest the returns that might be experienced by the International Fund. Investors should also be aware that the use of a methodology different from that used above to calculate performance could result in different performance data.


The EAFE Index is used for comparison purposes only. The EAFE Index is an unmanaged index of representative international stocks that has no management or expense charges. Performance is based on historical earnings and is not intended to indicate future performance of the International Fund.

ALTERNATIVE PURCHASE ARRANGEMENT

This Prospectus offers two classes of shares for each Fund. For each Fund, except the Money Market Fund, Class A shares are sold at net asset value plus an initial sales charge of up to 4.5%. Class A shares also pay an annual Rule 12b-1 service fee of 0.25% of the average daily net assets of the Class A shares. For each Fund, except the Money Market Fund, Class B shares are sold at net asset value with no initial sales charge, but a CDSC of up to 5% applies to redemptions made within six years of purchase. Class B shares also pay an annual Rule 12b-1 service fee of 0.25% of the average daily net assets of the Class B shares and an annual Rule 12b-1 distribution fee of 0.75% of the average daily net assets of the Class B shares. Class B shares convert to Class A shares in the first month following the investor's sixth anniversary from purchase. The maximum investment amount in Class B shares is $500,000.

Class A and B shares of the Money Market Fund are sold at net asset value, are not subject to sales charges, and do not currently pay Rule 12b-1 fees. Money Market Fund Class A and Class B shares may be subject to sales charges if an investor exchanges into Class A or Class B shares of another Fund. See "Purchasing Class A Shares" and "Purchasing Class B Shares."

For shareholders of each Fund except the Money Market Fund, the alternative purchase arrangement permits an investor to choose the method of purchasing shares that is most beneficial, given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated distribution and service fees and CDSCs on Class B shares prior to conversion would be less than the initial sales charge and accumulated service fee on Class A shares purchased at the same time.

Class A shares will normally be more beneficial than Class B shares to investors who qualify for reduced initial sales charges or a sales load waiver on Class A shares. Class A shares are subject to a service fee (but not a distribution fee) and, accordingly, pay correspondingly higher dividends per share than Class B shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares.

Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class B shares. The CDSC imposed on the redemption of Class B shares decreases and is

                                    -- 27 --
completely eliminated with respect to such shares beginning in the first month following the investor's sixth anniversary from purchase. Class B shares automatically convert to Class A shares (which are subject to lower continuing charges) in the first month following the investor's sixth anniversary from purchase.

See "How to Purchase Shares" for more information about each Fund's shares.

EACH FUND'S INVESTMENT OBJECTIVE AND POLICIES

The investment objective and investment policies for each Fund are described below. A Trust's Board of Trustees may change a Fund's (except the California Fund's) objective without a shareholder vote, but no such change will be made without prior written notice to shareholders of that Fund (60 days' in the case of the Money Market, Municipal Bond, and Washington Funds, and 30 days' in the case of the other Funds). The California Fund has a fundamental investment objective that may not be changed without a shareholder vote. In the event a Fund changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment.

Each Fund has adopted a number of investment restrictions. If a Fund satisfies a percentage limitation at the time of investment, a later increase or decrease in value, assets or other circumstances will not be considered in determining whether the Fund complies with the applicable policy (except to the extent the change may impact the Fund's borrowing limits). Unless otherwise stated, the investment policies and limitations described below under each Fund's description and "Common Investment Practices" are non-fundamental and may be changed without a shareholder vote.

For a further description of each Fund's investment policies and restrictions, see the "Overview of Investment Policies" section, the applicable "Investment Policies" section and the "Additional Investment Information" section of the Statement of Additional Information.

INVESTMENT OBJECTIVES AND POLICIES OF THE STOCK FUNDS

GROWTH FUND

The Growth Fund has as its investment objective to seek growth of capital and the increased income that ordinarily follows from such growth. The Growth Fund ordinarily invests a preponderance of its assets in common stock selected primarily for potential appreciation. Such investments may cause its share price to be more volatile than the Equity and Income Funds.

To pursue its investment objective, the Growth Fund:

1. WILL INVEST A PREPONDERANCE OF ITS ASSETS IN COMMON STOCKS SELECTED PRIMARILY FOR POTENTIAL APPRECIATION. To determine those common stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power.

2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK, EITHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). The Fund will purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation.

3. MAY INVEST UP TO 5% OF NET ASSETS IN CONTINGENT VALUE RIGHTS. A contingent value right is a right issued by a corporation that takes on a preestablished value if the underlying common stock does not attain a target price by a specified date.

See "Description of Stocks, Bonds and Convertible Securities" for a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities.

                                    -- 28 --

EQUITY FUND

The Equity Fund has as its investment objective to seek long-term growth of capital and reasonable current income. The Equity Fund invests principally in common stock selected for appreciation and/ or dividend potential and from a long-range investment standpoint. The Equity Fund does not seek to achieve both growth and income with every portfolio security investment. Rather, it attempts to achieve a reasonable balance between growth and income on an overall basis.

To pursue its investment objective, the Equity Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS TOTAL ASSETS IN EQUITY SECURITIES (WHICH INCLUDE COMMON STOCKS AND PREFERRED STOCKS). The Fund will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint.

2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK, WHETHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER), EXCEPT THAT LESS THAN 35% OF ITS NET ASSETS WILL BE INVESTED IN SUCH SECURITIES. The Equity Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Equity Fund's net assets will be invested in such securities. The Equity Fund will not purchase a bond rated below Ca by Moody's Investors Service, Inc. ("Moody's") or CC by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("S&P") or which is in default on the payment of principal and interest. Bonds rated Ca or CC are highly speculative and have large uncertainties or major risk exposures. See "Risk Factors" for more information.

See "Description of Stocks, Bonds and Convertible Securities" for a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities. See "Description of Ratings" for a description of debt securities ratings.

INCOME FUND

The Income Fund has as its investment objective to seek high current income and, when consistent with its objective, the long-term growth of capital. The Fund currently intends to place greatest emphasis on holding common stock, convertible corporate bonds and convertible preferred stock. SAM will select securities primarily for current income, but also with a view toward capital growth when this can be accomplished without conflicting with the Fund's investment objective.

To pursue its investment objective, the Income Fund:

1. WILL INVEST PRIMARILY IN COMMON STOCK AND ALSO IN CONVERTIBLE AND NONCONVERTIBLE CORPORATE BONDS AND PREFERRED STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK EITHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). The Fund will purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Income Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Income Fund's net assets will be invested in such securities. Bonds rated Ca by Moody's or CC by S&P are highly speculative and have large uncertainties or major risk exposures. See "Risk Factors" for more information.

2. MAY INVEST UP TO 10% OF TOTAL ASSETS IN EURODOLLAR BONDS. Eurodollar bonds are bonds issued by either the U.S. or foreign issuers that are traded in the European bond market and are denominated in U.S. dollars. Eurodollar bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and

                                    -- 29 --
    interest payments to the Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default.

See "Description of Stocks, Bonds and Convertible Securities" for a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities. See "Description of Ratings" for a description of debt securities ratings. See "Debt Securities Holdings" for a breakdown of the debt securities held by the Income Fund during the year ended December 31, 1997.

NORTHWEST FUND

The Northwest Fund has as its investment objective to seek long-term growth of capital through investing primarily in Northwest companies. To pursue its objective, the Fund will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Alaska, Idaho, Montana, Oregon, or Washington.

To pursue its investment objective, the Northwest Fund:

1. WILL ORDINARILY INVEST ITS ASSETS IN SHARES OF COMMON STOCKS AND PREFERRED STOCKS OF COMPANIES LOCATED IN THE NORTHWEST SELECTED PRIMARILY FOR POTENTIAL LONG-TERM APPRECIATION. To determine those common and preferred stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management, and earnings power. The Fund generally invests a portion of its assets in smaller companies. See "Risk Factors" for more information about the risks of investing primarily in companies located in the Northwest and information about the risks inherent in geographic concentration generally.

2. MAY OCCASIONALLY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK WHEN, IN THE OPINION OF SAM, THE EXPECTED TOTAL RETURN OF A CONVERTIBLE SECURITY EXCEEDS THE EXPECTED TOTAL RETURN OF COMMON STOCK ELIGIBLE FOR PURCHASE BY THE FUND. The Fund may purchase corporate bonds and preferred stock that convert to common stock either automatically after a specified period of time or at the option of the issuer. The Fund will purchase those convertible securities which, in SAM's opinion, have underlying common stock with potential for long-term growth. The Fund will purchase convertible securities which are investment grade, I.E., rated in the top four categories by either S&P or Moody's.

For a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities, see "Description of Stocks, Bonds and Convertible Securities." See "Description of Ratings" for a description of debt securities ratings.

INTERNATIONAL FUND

The investment objective of the International Fund is to seek maximum long-term total return (capital appreciation and income) by investing primarily in common stock of established non-U.S. companies. To pursue its objective, the International Fund, under normal market conditions, will invest at least 65% of its total assets in the securities of companies domiciled in at least five countries, not including the United States.

To pursue its investment objective, the International Fund:

1. WILL INVEST PRIMARILY IN COMMON STOCK OF NON-U.S. COMPANIES. Common stock issued by foreign companies is subject to various risks in addition to those associated with U.S. investments. For example, the value of the common stock depends in part upon currency values, the political and regulatory environments, and overall economic factors in the countries in which the common stock is issued.

2. MAY INVEST IN PREFERRED STOCK AND CONVERTIBLE SECURITIES ISSUED BY FOREIGN COMPANIES.

                                    -- 30 --

3. MAY INVEST IN DEBT SECURITIES ISSUED BY FOREIGN COMPANIES AND GOVERNMENTS. The Fund will make such investments primarily for defensive purposes, but may also do so where anticipated interest rate movements, or other factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund. The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

4. MAY INVEST IN PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS"), WHICH INCLUDE FUNDS OR TRUSTS ORGANIZED AS INVESTMENT VEHICLES TO INVEST IN COMPANIES OF CERTAIN FOREIGN COUNTRIES. Investors in PFICs bear their proportionate share of the PFIC's management fees and other expenses. See "Additional Tax Information" in the Statement of Additional Information.

5. MAY PURCHASE AND SELL PUT AND CALL OPTIONS ON SECURITIES, FINANCIAL INDICES AND FOREIGN CURRENCIES, MAY PURCHASE AND SELL THE FOLLOWING NON-LEVERAGED DERIVATIVE SECURITIES: FUTURES CONTRACTS AND RELATED OPTIONS WITH RESPECT TO SECURITIES, FINANCIAL INDICES AND FOREIGN CURRENCIES, AND MAY ENTER INTO FOREIGN CURRENCY TRANSACTIONS SUCH AS FORWARD CONTRACTS. The Fund may employ certain strategies and techniques utilizing these instruments to mitigate its exposure to changing currency exchange rates, security prices, interest rates and other factors that affect security values. There is no guarantee that these strategies and techniques will work. An option gives an owner the right to buy or sell securities at a predetermined exercise price for a given period of time. The writer of an option is obligated to purchase or sell (depending upon the nature of the option) the underlying securities if the option is exercised during the specified period of time. A futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a security at the close of the last trading day of the contract and the price at which the agreement is made. A forward currency contract is an agreement to purchase or sell a foreign currency at some future time for a fixed amount of U.S. dollars. The Fund, under normal conditions, will not sell a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets. The Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of its net assets. In addition, the Fund will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of its net assets.

See "Risk Factors" for more information about the risks inherent in securities issued by foreign issuers and in the purchase and sale of options, futures and forward contracts. See "Description of Stocks, Bonds and Convertible Securities" for a brief description of common stock, preferred stock, convertible securities, and bonds and other debt securities.

BALANCED FUND

The Balanced Fund has as its investment objective to seek growth and income consistent with the preservation of capital. To pursue its objective, the Balanced Fund will invest primarily in equity and fixed-income securities and will occasionally alter the mix of its equity and fixed-income securities. Such action will be taken in response to economic conditions and generally in small increments. The Balanced Fund will not make significant changes in its asset mix in an attempt to "time the market."

                                    -- 31 --

To pursue its investment objective, the Balanced Fund:

1. WILL ORDINARILY INVEST FROM 50% TO 70% OF ITS TOTAL ASSETS IN EQUITY SECURITIES, WHICH INCLUDE COMMON STOCK, PREFERRED STOCK AND SECURITIES CONVERTIBLE INTO COMMON STOCK. The Fund will invest principally in common stocks selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint. The Fund may purchase corporate bonds and preferred stock that convert to common stock either automatically after a specified period of time or at the option of the issuer.

    The Fund will purchase those convertible securities which, in SAM's opinion, have underlying common stock with potential for long-term growth. The Fund will purchase convertible securities which are investment grade, i.e., rated in the top four categories by either S&P or Moody's.

2. WILL INVEST AT LEAST 25% OF ITS TOTAL ASSETS IN FIXED-INCOME SENIOR SECURITIES. The Fund will purchase only those U.S. Government and investment grade debt obligations or nonrated debt obligations which in SAM's view contain the credit characteristics of investment grade debt obligations. Investment grade obligations (rated between Aaa-Baa by Moody's and AAA-BBB by S&P) are from high to medium quality. Medium-quality obligations possess speculative characteristics and may be more sensitive to economic changes and changes to the financial condition of issuers.

See "Description of Stocks, Bonds and Convertible Securities" for a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities. See "Description of Ratings" for a description of debt securities ratings.

SMALL COMPANY FUND

The Small Company Fund has as its investment objective to seek long-term growth of capital through investing primarily in small-sized companies. To pursue its objective, the Small Company Fund will invest primarily in companies with total market capitalization of less than $1 billion.

To pursue its investment objective, the Small Company Fund:

1. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN COMMON STOCK AND PREFERRED STOCK OF SMALL-SIZED COMPANIES WITH TOTAL MARKET CAPITALIZATION OF LESS THAN $1 BILLION. Companies whose capitalization falls outside this range after purchase continue to be considered small-capitalized for purposes of the 65% policy. The Fund will invest principally in common stock selected by SAM primarily for appreciation and/or dividend potential and from a long-range investment standpoint. In determining those common and preferred stock which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management, and earnings power. Investments in small or newly formed companies involve greater risks than investments in larger, more established issuers, and their securities can be subject to more abrupt and erratic movements in price. See "Risk Factors" for more information about the risks inherent in securities issued by small companies.

2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK WHEN, IN SAM'S OPINION, THE EXPECTED TOTAL RETURN OF A CONVERTIBLE SECURITY EXCEEDS THE EXPECTED TOTAL RETURN OF COMMON STOCK ELIGIBLE FOR PURCHASE BY THE FUND. The Fund will purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk" bonds) or in comparable, unrated bonds, but less than 35% of the Fund's net assets will be invested in such securities. Bonds rated Ca by Moody's or CC by S&P are highly speculative and have large uncertainties or major risk exposures. See "Risk Factors" for more information.

See "Description of Stocks, Bonds and Convertible Securities" for a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities. See "Description of Ratings" for a description of debt securities ratings.

                                    -- 32 --

VALUE FUND

The Value Fund has as its investment objective to seek long-term growth of capital and income. The Value Fund primarily invests in common stock selected for potential appreciation and income, using fundamental value analysis. The Value Fund will invest of least 65% of its assets in common stock and preferred stock issued by U.S. companies.

To pursue its investment objective, the Value Fund:

1. WILL INVEST A PREPONDERANCE OF ITS ASSETS IN COMMON STOCKS SELECTED PRIMARILY FOR POTENTIAL APPRECIATION. To determine those common stocks which have the potential for long-term growth, SAM will evaluate the issuer's financial strength, quality of management and earnings power.

2. MAY INVEST IN SECURITIES CONVERTIBLE INTO COMMON STOCK (INCLUDING CORPORATE BONDS AND PREFERRED STOCK THAT CONVERT TO COMMON STOCK, EITHER AUTOMATICALLY AFTER A SPECIFIED PERIOD OF TIME OR AT THE OPTION OF THE ISSUER). The Fund will purchase convertible securities if such securities offer a higher yield than an issuer's common stock and provide reasonable potential for capital appreciation. The Value Fund may invest in convertible corporate bonds that are rated below investment grade (commonly referred to as "high-yield" or "junk bonds" or in comparable, unrated bonds, but less than 35% of the Value Fund's net assets will be invested in such securities. Bonds rated Ca by Moody's or CC by S&P are highly speculative and have large uncertainties or major risk exposures. See "Risk Factors" for more information.

See "Description of Stocks, Bonds and Convertible Securities" for a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities. See "Description of Ratings" for a description of debt securities ratings.

COMMON INVESTMENT PRACTICES OF THE STOCK FUNDS

Each of the Stock Funds may also follow the investment practices described below:

1. MAY INVEST IN BONDS AND OTHER DEBT SECURITIES. Each Fund may invest in bonds and other debt securities that are rated investment grade by Moody's or S&P, or unrated bonds determined by SAM to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's and BBB by S&P) and comparable unrated bonds have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

    After purchase by a Stock Fund, a corporate bond may be downgraded or, if unrated, may cease to be comparable to a rated security. Neither event will require a Stock Fund to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Fund should continue to hold the security in its portfolio. The Equity Fund will not hold more than 3% of its total assets and the Income Fund will not hold more than 1% of its total assets in bonds that go into default on the payment of principal and interest after purchase. In the event that 35% or more of a Stock Fund's net assets is held in securities rated below investment grade due to a downgrade of one or more corporate bonds, SAM will engage in an orderly disposition of such securities to the extent necessary to ensure that the Fund's holdings of such securities remain below 35% of the Fund's net assets.

2. MAY INVEST IN WARRANTS. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Stock Fund could lose all of its principal investment in the warrant.

3. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH-QUALITY, SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH-QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END

                                    -- 33 --

    MONEY MARKET FUNDS (EXCEPT THE EQUITY FUND) OR REPURCHASE AGREEMENTS. The Stock Funds may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities or cash from the sale of Fund shares to investors. With respect to repurchase agreements, the Equity and Northwest Funds will not invest more than 10% of their total assets in repurchase agreements and the Growth, Equity, Income and Northwest Funds will not purchase repurchase agreements that mature in more than seven days. Counterparties of foreign repurchase agreements may be less creditworthy than U.S. counterparties.

4. MAY PURCHASE SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS OR PURCHASE OR SELL SECURITIES ON A "FORWARD COMMITMENT" BASIS. Under this procedure, a Stock Fund agrees to acquire securities that are to be issued and delivered against payment in the future. The price, however, is fixed at the time of commitment. When a Stock Fund purchases when-issued or delayed-delivery securities, its custodian bank will maintain in a temporary holding account cash, U.S. Government securities or other high-grade debt obligations having a value equal to or greater than such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the temporary holding account or from then-available cash flow. If a Stock Fund chooses to dispose of the right to acquire a when-issued or delayed delivery security prior to its acquisition, it could incur a gain or loss due to market fluctuations. Use of these techniques may affect a Fund's share price in a manner similar to leveraging.

5. MAY INVEST IN AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs are registered receipts evidencing ownership of an underlying foreign security. They typically are issued in the United States by a bank or trust company. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank or trust company, or that such information in the U.S. market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the U.S. bank or trust company issuer. The International Fund may utilize European Depositary Receipts ("EDRs"), which are similar instruments. EDRs may be in bearer form and are designed for use in the European securities markets.

6. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN FOREIGN SECURITIES, EXCEPT THE INTERNATIONAL FUND, WHICH MAY INVEST 100% OF ITS ASSETS IN FOREIGN SECURITIES. Foreign securities are subject to risks in addition to those inherent in investments in domestic securities. See "Risk Factors" for more information about the risks associated with investments in foreign securities.

7. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN SHARES OF REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes, REITs attempt to qualify for beneficial "modified pass-through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of properties owned and the financial condition of lessees and mortgagors. The value of REIT units fluctuates, depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

8. MAY INVEST IN RESTRICTED SECURITIES, PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE COMMON STOCK TRUST'S BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of

                                    -- 34 --
    certain restricted securities to qualified institutional buyers. Investing in restricted securities may decrease the liquidity of a Stock Fund's portfolio to the extent that qualified institutional buyers or other buyers become, for a time, unwilling to purchase the securities. As a result, a Stock Fund may not be able to sell these securities when its investment adviser or sub-investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

9. MAY INVEST IN SECURITIES WHOSE PERFORMANCE AND PRINCIPAL AMOUNT AT MATURITY ARE LINKED TO A SPECIFIED EQUITY SECURITY OR SECURITIES INDEX. The value of an indexed security is determined by reference to a specific equity instrument or statistic. The performance of indexed securities depends largely on the performance of the securities or indices to which they are indexed, but such securities are also subject to credit risks associated with the issuer of the security. Indexed securities may also be more volatile than their underlying instruments.

10. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN SECURITIES OF UNSEASONED ISSUERS. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.

11. MAY (EXCEPT FOR THE EQUITY FUND) PURCHASE AND WRITE (I.E., SELL) COVERED CALL OPTIONS AND PURCHASE PUT AND CALL OPTIONS ON STOCK INDICES. The Funds (except the Equity Fund) may employ certain strategies and techniques utilizing these types of options to mitigate their exposure to factors that affect security values. (The International Fund may utilize other types of options as described above under "Each Fund's Investment Objective and Policies -- International Fund.") There is no guarantee that these strategies and techniques will work. An option gives an owner the right to buy or sell securities at a predetermined exercise price for a given period of time. The writer of a call option is obligated to sell the underlying securities if the option is exercised during the specified period of time. A Fund that writes a call option and wishes to terminate the obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. A Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A Fund, under normal conditions, will not write a call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets. A Fund will not purchase an option if, as a result thereof, its aggregate investment in options would exceed 5% of its total assets. The International Fund's investment in options is not limited by this paragraph. See "Each Fund's Investment Objective and Policies -- International Fund" for a discussion of the International Fund's policies regarding investment in options. See "Risk Factors" for more information about the risks inherent in the purchase and sale of options.

See "Description of Stocks, Bonds and Convertible Securities" for a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities. See "Description of Ratings" for a description of debt securities ratings.

The following restrictions are fundamental policies of the Stock Funds that cannot be changed without shareholder vote.

1. EACH FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

2. THE GROWTH, INCOME AND NORTHWEST FUNDS MAY NOT PURCHASE MORE THAN 10% OF ANY CLASS OF SECURITIES OF ANY ONE ISSUER.

                                    -- 35 --

3. EACH FUND, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

4. EACH STOCK FUND MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY PURPOSES, AND THE GROWTH FUND ONLY FOR EXTRAORDINARY OR EMERGENCY PURPOSES, FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Growth, Income, and Northwest Funds will not borrow amounts in excess of 20%, and the Equity, Balanced, International, Small Company, and Value Funds will not borrow amounts in excess of 33% of total assets. A Stock Fund will not purchase securities if borrowings equal to or greater than 5% of total assets are outstanding for that Fund.

For more information, see the "Investment Policies of the Stock Funds" and "Additional Investment Information" sections of the Statement of Additional Information.

INVESTMENT POLICIES OF THE INTERMEDIATE TREASURY FUND

The investment objective of the Intermediate Treasury Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Intermediate Treasury Fund will seek to maintain a portfolio of U.S. Treasury obligations with an average dollar weighted maturity of between three and ten years; however, individual obligations held by the Intermediate Treasury Fund may have maturities outside that range.

To pursue its investment objective, the Intermediate Treasury Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS TOTAL ASSETS IN DIRECT OBLIGATIONS OF THE U.S. TREASURY SUCH AS U.S. TREASURY BILLS, NOTES, AND BONDS. The Intermediate Treasury Fund may also invest in stripped securities that are direct obligations of the U.S. Treasury. Direct obligations of the U.S. Treasury are supported by the full faith and credit of the U.S. Government.

2.  WILL INVEST UP TO 35% OF ITS TOTAL ASSETS IN:

    OTHER U.S. GOVERNMENT SECURITIES, including (a) securities supported by the full faith and credit of the U.S. Government but that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association ("GNMA"), (b) securities that are not supported by the full faith and credit of the U.S. Government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority ("TVA"). While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

    CORPORATE DEBT SECURITIES which at the time of purchase are rated in the top three grades (A or higher) by either Moody's or S&P, or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. In addition to reviewing ratings, SAM will analyze the quality of rated and unrated corporate bonds for purchase by the Fund by evaluating various factors that may include the issuer's capital structure, earnings power and quality of management. See "Description of Ratings."

3. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN YANKEE SECTOR DEBT SECURITIES, EURODOLLAR BONDS AND MUNICIPAL SECURITIES. See "Additional Investment Information -- Bond Funds and Managed Bond Fund" in the Statement of Additional Information for more information about these securities.

                                    -- 36 --

INVESTMENT POLICIES OF THE HIGH-YIELD FUND

The High-Yield Fund has as its investment objective to provide a high level of current interest income through the purchase of high-yield, fixed-income securities. The higher yields that the Fund seeks are usually available from lower-rated or unrated securities sometimes referred to as "junk bonds." The maturity of the debt obligations held by the Fund may range from 1 to 30 years.

To pursue its investment objective, the High-Yield Fund:

1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS PORTFOLIO IN HIGH-YIELD, FIXED-INCOME SECURITIES. The High-Yield Fund may purchase debt and preferred stock issues (including convertible securities) which are below investment grade, I.E., rated lower than the top four grades by S&P or Moody's, or, if not rated by these agencies, in the opinion of SAM, have credit characteristics comparable to such rated securities. Up to 25% of the Fund's total assets may be invested in such unrated securities. SAM will determine the quality of unrated obligations by evaluating the issuer's capital structure, earnings power, and quality of management. Unrated securities may not be as attractive to as many investors as rated securities. In addition, the Fund may invest up to 5% of its total assets in securities which are in default. The Fund will purchase securities which are in default only when, in SAM's opinion, the potential for high yield outweighs the risk.

    While fixed-income securities rated lower than investment grade generally lack characteristics of a desirable investment, they normally offer a current yield or yield-to-maturity which is significantly higher than the yield available from securities rated as investment grade. These securities are speculative and involve greater investment risks due to the issuers' reduced creditworthiness and increased likelihood of default and bankruptcy. In addition, these securities are frequently subordinated to senior securities. See "Risk Factors" for further explanation of the special risks associated with investing in lower-rated, fixed-income securities.

    See "Description of Ratings" for a description of debt ratings. See "Debt Securities Holdings" for a breakdown of the debt securities held by the High-Yield Fund during the year ended December 31, 1997. The High-Yield Fund may retain an issue whose rating has been changed.

2. MAY INVEST IN FIXED-INCOME SECURITIES WITH EQUITY FEATURES WHEN COMPARABLE IN YIELD AND RISK TO FIXED-INCOME SECURITIES WITHOUT EQUITY FEATURES, BUT ONLY WHEN ACQUIRED AS A RESULT OF UNIT OFFERINGS WHICH CARRY AN EQUITY ELEMENT SUCH AS COMMON STOCK, RIGHTS OR OTHER EQUITY SECURITIES. The Fund will hold these common stocks, rights or other equity securities until SAM determines that, in its opinion, the optimal time for sale of the equity security has been reached.

3. MAY INVEST IN RESTRICTED SECURITIES ELIGIBLE FOR RESALE UNDER RULE 144A ("RULE 144A SECURITIES"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933 ("1933 Act") or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in Rule 144A securities could have the effect of decreasing the liquidity of a Fund's portfolio to the extent that qualified institutional buyers or other buyers become, for a time, unwilling to purchase the securities.

4. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES WHICH ARE RATED LOWER THAN THE TOP THREE GRADES ASSIGNED BY MOODY'S OR S&P OR ARE UNRATED BUT COMPARABLE TO SUCH RATED SECURITIES IF, IN THE OPINION OF SAM, THE POTENTIAL FOR APPRECIATION IS GREATER THAN, AND YIELD IS COMPARABLE TO OR GREATER THAN, SIMILARLY RATED TAXABLE SECURITIES. Investment in medium- and lower-quality tax-exempt bonds involves the same risks as investments in taxable bonds of similar quality.

5. MAY INVEST IN OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES, OR IN FIXED-INCOME SECURITIES WHICH ARE RATED IN THE FOUR HIGHEST GRADES ASSIGNED BY MOODY'S OR S&P DURING MARKET

                                    -- 37 --

    CONDITIONS WHICH, IN THE OPINION OF SAM, ARE UNFAVORABLE FOR SATISFACTORY PERFORMANCE BY LOWER-RATED OR UNRATED FIXED-INCOME SECURITIES. The Fund may invest in higher-rated securities when changing economic conditions or other factors cause the difference in yield between lower-rated and higher-rated securities to narrow and SAM believes that the risk of loss to principal may be substantially reduced with a small reduction in yield.


6. MAY INVEST UP TO 25% OF ITS TOTAL ASSETS IN YANKEE SECTOR DEBT SECURITIES, WHICH ARE SECURITIES ISSUED AND TRADED IN THE UNITED STATES BY FOREIGN ISSUERS. Yankee sector debt securities are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee sector debt securities are subject to certain sovereign risks. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default.


    Both S&P and Moody's rate Yankee sector debt obligations. If a debt obligation is unrated, SAM will attempt to analyze a potential investment in the foreign issuer with respect to quality and risk on the same basis as the rating services. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will attempt to select investments in Yankee sector debt securities on the same basis as its investments in domestic securities, that may not always be possible.

See "Risk Factors" for more information. See "Description of Stocks, Bonds and Convertible Securities" for a brief description of common stocks, preferred stocks, convertible securities, and bonds and other debt securities.

COMMON INVESTMENT PRACTICES OF THE INTERMEDIATE TREASURY FUND AND THE HIGH-YIELD FUND

The Intermediate Treasury Fund and High-Yield Fund may also follow the investment practices described below:

1. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH-QUALITY SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH-QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS OR REPURCHASE AGREEMENTS. Each Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, interest payments, dividend distributions from portfolio securities, or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

2. MAY INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PRACTICES. Neither Fund, however, will engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its portfolio securities whenever SAM deems advisable, without regard to the length of time the securities have been held.

3. MAY PURCHASE OR SELL SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS. Under this procedure, a Fund agrees to acquire or sell securities that are to be delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect the Fund's share price in a manner similar to leveraging.

The following restrictions are fundamental policies of the Intermediate Treasury Fund and High-Yield Fund which cannot be changed without shareholder vote.

                                    -- 38 --

COMMON INVESTMENT PRACTICES OF THE INTERMEDIATE TREASURY FUND AND THE HIGH-YIELD FUND (CONTINUED)

1. EACH FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES).

2. EACH FUND, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

3. EACH FUND MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY PURPOSES FROM A BANK OR SAFECO CORPORATION OR AFFILIATES OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. A Fund will not borrow amounts in excess of 20% of its total assets. A Fund will not purchase securities if outstanding borrowings are equal to or greater than 5% of its total assets. Each Fund intends to exercise its borrowing authority primarily to meet shareholder redemptions under circumstances where redemption requests exceed available cash.

4. EACH FUND MAY INVEST UP TO 10% OF ITS NET ASSETS IN ILLIQUID SECURITIES, WHICH ARE SECURITIES THAT CANNOT BE SOLD WITHIN SEVEN DAYS IN THE ORDINARY COURSE OF BUSINESS FOR APPROXIMATELY THE AMOUNT AT WHICH THEY ARE VALUED. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Taxable Bond Trust's Board of Trustees.

5. EACH FUND MAY INVEST UP TO 10% OF NET ASSETS IN REPURCHASE AGREEMENT TRANSACTIONS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including the risk that the Fund will be unable to dispose of the security during the term of the repurchase agreement if the security's market value declines, and delays and costs to a Fund if the other party to the repurchase agreement declares bankruptcy.

For more information see the "Investment Policies of the Bond Funds" and "Additional Investment Information -- Bond Funds and Managed Bond Fund" sections of the Statement of Additional Information.

INVESTMENT POLICIES OF THE MANAGED BOND FUND

The investment objective of the Managed Bond Fund is to provide as high a level of total return as is consistent with the relative stability of capital through purchase of investment grade debt securities.

In pursuing the Managed Bond Fund's investment objective, SAM will seek to minimize the effects of interest rate risks while pursuing total return by adjusting the investment portfolio's average maturity in response to interest rate changes. In general, the Managed Bond Fund's strategy will be to hold fixed-income securities with shorter maturities as interest rates rise and with longer maturities as interest rates fall. The fixed-income securities held by the Managed Bond Fund will have an average dollar-weighted maturity of 10 years or less; however, individual obligations held by the Managed Bond Fund may have maturities of over 10 years. SAM reserves the right to modify the Managed Bond Fund's investment strategy in any respect at any time.

To pursue its investment objective, the Managed Bond Fund:

1. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN BONDS, DEFINED AS FIXED-INCOME SECURITIES.

2. WILL INVEST PRIMARILY IN INVESTMENT GRADE DEBT SECURITIES; I.E., SECURITIES RATED IN THE TOP FOUR CATEGORIES BY EITHER S&P OR MOODY'S, OR IF NOT RATED, SECURITIES WHICH, IN SAM'S OPINION, ARE COMPARABLE IN QUALITY TO INVESTMENT

                                    -- 39 --

    GRADE DEBT SECURITIES. Included in investment grade debt securities are securities of medium grade (rated Baa by Moody's or BBB by S&P) which have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic or other conditions than higher-grade securities. The Managed Bond Fund will limit investments in such medium-grade debt securities to no more than 10% of its total assets. Unrated securities are not necessarily of lower quality than rated securities, but may not be as attractive to investors.

    The Managed Bond Fund may retain debt securities which are downgraded to below investment grade (commonly referred to as "high yield" or "junk" bonds) after purchase. In the event that due to a downgrade of one or more debt securities an amount in excess of 5% of the Fund's net assets is held in securities rated below investment grade, SAM will engage in an orderly disposition of such securities to the extent necessary to reduce the Fund's holdings of such securities to no more than 5% of the Fund's net assets. In addition to reviewing ratings, SAM may analyze the quality of rated and unrated debt securities purchased for the Managed Bond Fund by evaluating the issuer's capital structure, earnings power, quality of management, and position within its industry. See "Description of Ratings" for a description of debt securities ratings.

3. WILL INVEST AT LEAST 50% OF ITS TOTAL ASSETS IN OBLIGATIONS OF OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES. These obligations include (a) direct obligations of the U.S. Treasury, such as U.S. Treasury notes, bills, bonds and stripped securities; (b) securities supported by the full faith and credit of the U.S. Government but that are not direct obligations of the U.S. Treasury, such as securities issued by the GNMA; (c) securities that are not supported by the full faith and credit of the U.S. Government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the FNMA and the FHLMC; and (d) securities supported solely by the creditworthiness of the issuer, such as securities issued by the TVA. While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

4. MAY INVEST UP TO 50% OF ITS TOTAL ASSETS IN CORPORATE DEBT SECURITIES OR EURODOLLAR BONDS. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and denominated in U.S. dollars. Eurodollar bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Eurodollar bonds issued by foreign issuers also are subject to the same risks as Yankee sector bonds discussed below.

5. MAY INVEST IN ASSET-BACKED SECURITIES, WHICH REPRESENT INTERESTS IN, OR ARE SECURED BY AND PAYABLE FROM, POOLS OF ASSETS SUCH AS (BUT NOT LIMITED TO) CONSUMER LOANS, AUTOMOBILE RECEIVABLE SECURITIES, CREDIT CARD RECEIVABLE SECURITIES, AND INSTALLMENT LOAN CONTRACTS. These securities may be pass-through certificates, which are similar to mortgage-backed securities, or they may be asset-backed commercial paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. There is the risk that one or more of the underlying borrowers may default and that recovery on the repossessed collateral may be unavailable or inadequate to support payments on the defaulted securities. Like mortgage-backed securities, asset-backed securities are subject to prepayment risks, which may reduce the overall return on the investment. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. These securities may be supported by credit enhancements such as letters of credit. The credit quality of these securities depends upon the quality of the underlying assets and the level of credit enhancements, such as letters of credit, provided. There is the risk that one or more of the underlying borrowers may default and that recovery on repossessed collateral may be unavailable or inadequate to support payments on the defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.

                                    -- 40 --

6. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN YANKEE SECTOR DEBT SECURITIES, WHICH ARE SECURITIES ISSUED AND TRADED IN THE UNITED STATES BY FOREIGN ISSUERS. Yankee sector debt securities are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee sector debt securities are subject to certain sovereign risks. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Managed Bond Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default.


    Both S&P and Moody's rate Yankee sector debt obligations. If a debt obligation is unrated, SAM will attempt to analyze a potential investment in the foreign issuer with respect to quality and risk on the same basis as the rating services. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will attempt to select investments in Yankee sector debt securities on the same basis as its investments in domestic securities, that may not always be possible.

7. MAY PURCHASE OR SELL SECURITIES ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS. Under this procedure, the Managed Bond Fund agrees to acquire securities that are to be issued and delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When the Managed Bond Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect the Managed Bond Fund's share price in a manner similar to the use of leveraging.

8. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH-QUALITY, SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH-QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS OR REPURCHASE AGREEMENTS. The Managed Bond Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, interest payments or dividend distributions from portfolio securities or cash from the sale of Managed Bond Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed. With respect to repurchase agreements, the Managed Bond Fund will invest no more than 5% of its total assets in repurchase agreements, and will not purchase repurchase agreements which mature in more than seven days.

9. MAY HOLD CASH AS A TEMPORARY DEFENSIVE MEASURE WHEN MARKET CONDITIONS SO WARRANT.

10. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES IF, IN SAM'S OPINION, THE POTENTIAL FOR APPRECIATION IS GREATER THAN, AND YIELD IS COMPARABLE TO OR GREATER THAN, SIMILARLY RATED TAXABLE SECURITIES.

11. MAY INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PRACTICES. The Managed Bond Fund, however, will not engage primarily in trading for the purpose of short-term profits. The Managed Bond Fund may dispose of its portfolio securities whenever SAM deems advisable, without regard to the length of time the securities have been held.

See "Risk Factors" for more information.

The following restrictions are fundamental policies of the Managed Bond Fund which cannot be changed without shareholder vote.

1. THE FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES).

                                    -- 41 --

2. THE FUND, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

3. THE FUND MAY BORROW MONEY FOR TEMPORARY OR EMERGENCY PURPOSES ONLY FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Fund will not borrow amounts in excess of 20% of its total assets. As a non-fundamental policy, the Fund will not purchase securities if outstanding borrowings are equal to or greater than 5% of its total assets. The Fund intends to exercise its borrowing authority primarily to meet shareholder redemptions under circumstances where redemptions exceed available cash.

For more information, see the "Investment Policies of the Managed Bond Fund" and "Additional Investment Information -- Bond Funds and Managed Bond Fund" sections of the Statement of Additional Information.

INVESTMENT POLICIES OF THE TAX-EXEMPT INCOME FUNDS

The investment objective of the Municipal Bond Fund is to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital. The investment objective of the California Fund is to provide as high a level of current interest income exempt from federal income tax and California state personal income tax as is consistent with the relative stability of capital. The investment objective of the Washington Fund is to provide as high a level of current interest income exempt from federal income tax as is consistent with prudent investment risk.

To pursue its investment objective, each of the Tax-Exempt Income Funds:

1. WILL, DURING NORMAL MARKET CONDITIONS, INVEST AS A MATTER OF FUNDAMENTAL POLICY AT LEAST 80% OF ITS NET ASSETS IN SECURITIES THE INTEREST ON WHICH IS EXEMPT FROM FEDERAL INCOME TAX AND, IN THE CASE OF THE CALIFORNIA FUND, EXEMPT FROM CALIFORNIA PERSONAL INCOME TAX. The Tax-Exempt Income Funds do not currently intend to purchase taxable investments, except as a temporary accommodation or in an emergency situation.

2. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN MUNICIPAL BONDS (IN THE CASE OF THE WASHINGTON FUND, ISSUED BY THE STATE OF WASHINGTON OR POLITICAL SUBDIVISIONS, MUNICIPALITIES, AGENCIES, INSTRUMENTALITIES OR PUBLIC AUTHORITIES WITHIN THE STATE OF WASHINGTON) HAVING A MATURITY IN EXCESS OF ONE YEAR THAT AT THE TIME OF ACQUISITION ARE INVESTMENT GRADE; I.E., RATED IN ONE OF THE FOUR HIGHEST GRADES ASSIGNED BY MOODY'S OR S&P OR, IF UNRATED, DETERMINED BY SAM TO BE OF COMPARABLE QUALITY. Each Tax-Exempt Income Fund may invest up to 20% of its total assets in unrated municipal bonds. Unrated securities are not necessarily lower in quality than rated securities, but may not be as attractive to as many investors as rated securities. Each Tax-Exempt Income Fund will invest no more than 33% of its total assets in municipal bonds rated in the fourth highest grade or in comparable unrated bonds. Such bonds are of medium grade, have speculative characteristics, and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

In addition to reviewing ratings, SAM will analyze the quality of rated and unrated municipal bonds for purchase by each Tax-Exempt Income Fund by evaluating various factors that may include the issuer's or guarantor's financial resources and liquidity, economic feasibility of revenue bond project financing and general purpose borrowings, cash flow and ability to meet anticipated debt service requirements, quality of management, sensitivity to economic conditions, operating history, and any relevant political or regulatory matters. SAM may also evaluate trends in the economy, the financial markets or specific geographic areas in determining whether to purchase a bond. For a description of municipal bond ratings, see "Description of Ratings."

After purchase by a Fund, a municipal bond may be downgraded to below investment grade or, if unrated, may cease to be comparable to a rated investment grade security (such below investment grade securities are commonly referred to as "high-

                                    -- 42 --
yield" or "junk" bonds). Neither event will require a Fund to dispose of that security, but SAM will take a downgrade or loss of comparability into account in determining whether the Fund should continue to hold the security in its portfolio. Each Tax-Exempt Income Fund will not hold more than 5% of its net assets in such below investment grade securities.

The term "municipal bonds" as used in this Prospectus means those obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, municipalities, agencies, instrumentalities or public authorities, the interest on which in the opinion of bond counsel is exempt from federal income tax and, in the case of the California Fund, exempt from California personal income tax.

3.  MAY INVEST IN ANY OF THE FOLLOWING TYPES OF MUNICIPAL BONDS:

    REVENUE BONDS, which are "limited obligation" bonds that provide financing for specific projects or public facilities. These bonds are backed by revenues generated by a particular project or facility or by a special tax. A "resource recovery bond" is a type of revenue bond issued to build waste facilities or plants. An "industrial development bond" ("IDB") is a type of revenue bond that is backed by the credit of a private issuer, generally does not have access to the resources of a municipality for payment, and may involve greater risk. Each Tax-Exempt Income Fund intends to invest primarily in revenue bonds that may be issued to finance various types of projects, including, but not limited to, education, hospitals, housing, waste, and utilities. Each Tax-Exempt Income Fund will not purchase private activity bonds ("PABs") or any other type of revenue bonds, the interest on which is a tax preference item for purposes of the alternative minimum tax.

    GENERAL OBLIGATION BONDS, which are bonds that provide general purpose financing for state and local governments and are backed by the taxing power of the state and local government as the case may be. The taxes or special assessments that can be levied for the payment of principal and interest on general obligation bonds may be limited or unlimited as to rate or amount.

    VARIABLE- AND FLOATING-RATE OBLIGATIONS, which are municipal obligations that carry variable or floating rates of interest. Variable-rate instruments bear interest at rates that are readjusted at periodic intervals. Floating-rate instruments bear interest at rates that vary automatically with changes in specified market rates or indexes, such as the bank prime rate. Accordingly, as interest rates fluctuate, the potential for capital appreciation or depreciation of these obligations is less than for fixed-rate obligations. Floating- and variable-rate obligations typically carry demand features that permit a Fund to tender (sell) them back to the issuer at par prior to maturity and on short notice. A Fund's ability to obtain payment from the issuer at par may be affected by events occurring between the date the Fund elects to tender the obligation to the issuer and the date redemption proceeds are payable to the Fund. Each Tax-Exempt Income Fund will purchase floating- and variable-rate obligations only if at the time of purchase there is a secondary market for such instruments.

    PUT BONDS, which are municipal bonds that give the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date and PUT BONDS WITH DEMAND FEATURES. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the bond. A demand feature is a put that entitles the Fund holding it to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals.

    MUNICIPAL LEASE OBLIGATIONS, which are issued by or on behalf of state or local government authorities to acquire land, equipment or facilities and may be subject to annual budget appropriations. These obligations themselves are not normally backed by the credit of the municipality or the state but are secured by rent payments made by the municipality or by the state pursuant to a lease. If the lease is assigned, the interest on the obligation may become taxable. The leases underlying certain municipal lease obligations provide that lease payments are subject to partial or

                                    -- 43 --
    full abatement if, because of material damage or destruction of the lease property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit. Certain municipal lease obligations also contain "non-appropriation" clauses that provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, a Fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult. If rent is abated because of damage to the leased property or if the lease is terminated because monies are not appropriated for the following year's lease payments, the issuer may default on the obligation, causing a loss to a Fund. Each Tax-Exempt Income Fund will only invest in municipal lease obligations that are, in the opinion of SAM, liquid securities under guidelines adopted by the Tax-Exempt Bond Trust's Board of Trustees. Generally, municipal lease obligations will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

    CERTIFICATES OF PARTICIPATION in municipal lease obligations ("COPs"), which are certificates issued by state or local governments that entitle the holder of the certificate to a proportionate interest in the lease purchase payments made. Each Tax-Exempt Income Fund will only invest in COPs that are, in the opinion of SAM, liquid securities under guidelines adopted by the Tax-Exempt Bond Trust's Board of Trustees. Generally, COPs will be determined to be liquid if they have a readily available market after an evaluation of all relevant factors.

    PARTICIPATION INTERESTS, which are interests in municipal bonds and floating- and variable-rate obligations that are owned by banks. These interests carry a demand feature that permits a Fund holding an interest to tender (sell) it back to the bank. Generally, the bank will accept tender of the participation interest with same day notice, but may require up to five days' notice. The demand feature is usually backed by an irrevocable letter of credit or guarantee of the bank. The credit rating of the bank may affect the credit quality of the participation interest.

    MUNICIPAL NOTES, which are notes generally issued by an issuer to provide for short-term capital needs and generally have maturities of one year or less. Each Tax-Exempt Income Fund may purchase municipal notes as a medium for its short-term investments. Municipal Notes include tax anticipation, revenue anticipation and bond anticipation notes, and tax-exempt commercial paper. Each Tax-Exempt Income Fund will invest only in those municipal notes that at the time of purchase are rated within one of the three highest grades by Moody's or S&P or, if unrated by any of these agencies, in the opinion of SAM, are of comparable quality.

4. MAY INVEST IN SHARES OF NO-LOAD, OPEN-END INVESTMENT COMPANIES THAT INVEST IN TAX-EXEMPT SECURITIES WITH REMAINING MATURITIES OF ONE YEAR OR LESS. Such shares will only be purchased as a medium for a Fund's short-term investments if SAM determines that they provide a better combination of yield and liquidity than a direct investment in short-term, tax-exempt securities. Each Tax-Exempt Income Fund will not invest more than 10% of its total assets in shares issued by other investment companies, will not invest more than 5% of its total assets in a single investment company, and will not purchase more than 3% of the outstanding voting securities of a single investment company.

5. MAY INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PRACTICES. Each Tax-Exempt Income Fund, however, will not engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its portfolio securities whenever SAM deems advisable, without regard to the length of time the securities have been held. The portfolio turnover rate is not expected to exceed 70%.

                                    -- 44 --

6. MAY PURCHASE OR SELL SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS. Under this procedure, a Tax-Exempt Income Fund agrees to acquire or sell securities that are to be delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of this technique may affect a Fund's share price in a manner similar to leveraging.

7. MAY HOLD CASH OR INVEST TEMPORARILY IN HIGH-QUALITY, SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH-QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS. A Tax-Exempt Income Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities, or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

The following restrictions are fundamental policies of the Tax-Exempt Income Funds and cannot be changed without shareholder vote.

1. EACH FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, WILL NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES).

2. EACH FUND WILL NOT INVEST 25% OR MORE OF ITS TOTAL ASSETS IN MUNICIPAL OBLIGATIONS AND OTHER PERMITTED INVESTMENTS, THE INTEREST ON WHICH IS PAYABLE FROM REVENUES ON SIMILAR TYPES OF PROJECTS SUCH AS: SPORTS, CONVENTION OR TRADE SHOW FACILITIES; AIRPORTS; MASS TRANSPORTATION; SEWAGE OR SOLID WASTE DISPOSAL FACILITIES; OR AIR OR WATER POLLUTION CONTROL PROJECTS.

3. THE MUNICIPAL BOND FUND WILL NOT INVEST 25% OR MORE OF ITS TOTAL ASSETS IN SECURITIES WHOSE ISSUERS ARE LOCATED IN THE SAME STATE.

4. EACH FUND MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY PURPOSES FROM A BANK OR AFFILIATE OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. A TAX-EXEMPT INCOME FUND WILL NOT BORROW AMOUNTS IN EXCESS OF 20% OF ITS TOTAL ASSETS. As a non-fundamental policy of the Washington Fund and a fundamental policy of the California and Municipal Bond Funds, a Fund will not purchase securities if borrowings equal to or greater than 5% of its total assets are outstanding. Each Tax-Exempt Income Fund intends to primarily exercise its borrowing authority to meet shareholder redemptions under circumstances where redemptions exceed available cash.

See "Description of Ratings" for a description of debt securities ratings. For a further description of each Fund's investment policies and restrictions as well as an explanation of ratings, see the "Investment Policies of the Tax-Exempt Bond Funds."

INVESTMENT POLICIES OF THE MONEY MARKET FUND

The investment objective of the Money Market Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in thirteen months or less.

To pursue its investment objective, the Money Market Fund:

1. WILL PURCHASE ONLY HIGH-QUALITY SECURITIES THAT, IN THE OPINION OF SAM OPERATING UNDER GUIDELINES ESTABLISHED BY THE MONEY MARKET TRUST'S BOARD OF TRUSTEES, PRESENT MINIMAL CREDIT RISKS AFTER AN EVALUATION OF THE CREDIT QUALITY OF AN ISSUER OR OF ANY ENTITY PROVIDING A CREDIT ENHANCEMENT FOR THE SECURITY. The Fund complies with industry-

                                    -- 45 --
    standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The Fund invests in instruments with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

2. MAY INVEST IN COMMERCIAL PAPER OBLIGATIONS. Commercial paper is a short-term instrument issued by corporations, financial institutions, governmental entities and other entities. The principal risk associated with commercial paper is the potential insolvency of the issuer. In addition to commercial paper obligations of domestic corporations, the Fund may also purchase dollar-denominated commercial paper issued in the United States by foreign entities. While investments in foreign obligations are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States. The Fund will only purchase commercial paper issued by foreign issuers if, in the opinion of SAM, it is of an investment quality comparable to other obligations that may be purchased by the Fund.

3. MAY INVEST IN NEGOTIABLE AND NONNEGOTIABLE DEPOSITS, BANKERS' ACCEPTANCES AND OTHER SHORT-TERM OBLIGATIONS OF U.S. BANKS. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. The Fund may also invest in dollar-denominated obligations issued by foreign banks (including foreign branches of U.S. banks), provided that, in the opinion of SAM, the obligations is of an investment quality comparable to other obligations which may be purchased by the Fund. Foreign banks may not be subject to accounting standards or governmental supervision comparable to U.S. banks, and there may be less public information available about their operations. In addition, foreign obligations may be subject to risks relating to the political and economic conditions of the foreign country involved, which could affect the payment of principal and interest.

4.  MAY INVEST IN U.S. GOVERNMENT SECURITIES. U.S. Government securities include
    (a) direct obligations of the U.S. Treasury, (b) securities supported by the full faith and credit of the U.S. Government but that are not direct obligations of the U.S. Treasury, (c) securities that are not supported by the full faith and credit of the U.S. Government but are supported by the issuer's ability to borrow from the U.S. Treasury such as securities issued by the FNMA and the FHLMC, and (d) securities supported solely by the creditworthiness of the issuer such as securities issued by the Tennessee Valley Authority (the "TVA"). While these securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

5. MAY INVEST IN CORPORATE OBLIGATIONS SUCH AS PUBLICLY TRADED BONDS, DEBENTURES, AND NOTES. The securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity.

6. MAY INVEST IN EURODOLLAR AND YANKEE BANK OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the United States capital markets by foreign banks. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a lesser extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and

                                    -- 46 --
    auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default. Eurodollar and Yankee obligations will undergo the same credit analysis as domestic issues in which the Fund invests, and foreign issuers will be required to meet the same tests of financial strength as the domestic issuers approved for the Fund.


7. MAY INVEST IN REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund buys securities at one price and simultaneously agrees to sell them back at a higher price. Delays or losses could result if the counterparty to the agreement defaults or becomes insolvent. The Fund will invest no more than 10% of net assets in repurchase agreements that mature in more than seven days.


8. MAY INVEST IN VARIABLE AND FLOATING RATE INSTRUMENTS. Issuers of floating or variable-rate notes include, but are not limited to, corporations, partnerships, special purpose entities, the U.S. Government, its agencies and instrumentalities, and municipalities. The interest rates on variable rate instruments reset periodically on specified dates so as to cause the instruments' market value to approximate their par value. The interest rates on floating-rate instruments change whenever there is a change in a designated benchmark rate. Variable- and floating-rate instruments may have optional or mandatory put features. In the case of a mandatory put feature, the Fund would be required to act to keep the instrument.

9. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES ELIGIBLE FOR RESALE UNDER RULE 144A UNDER THE 1933 ACT ("RULE 144A SECURITIES") AND COMMERCIAL PAPER SOLD PURSUANT TO SECTION 4(2) OF THE 1933 ACT ("SECTION 4(2) PAPER"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE MONEY MARKET TRUST'S BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the 1933 Act or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in such 144A Securities could have the effect of decreasing the liquidity of the Fund's portfolio to the extent that qualified institutional buyers or other buyers become, for a time, unwilling to purchase the securities. Section 4(2) of the 1933 Act exempts securities sold by the issuer in private transactions from the 1933 Act's registration requirements. Because Section 4(2) paper is a restricted security, investing in Section 4(2) paper could have the effect of decreasing the liquidity of the Fund's portfolio to the extent that buyers become, for a time, unwilling to purchase the securities.

10. MAY INVEST IN MORTGAGE- AND ASSET-BACKED SECURITIES. Mortgage-backed securities represent interests in pools of mortgage loans and include, but are not limited to, securities issued by the U.S. Government or one of its agencies or instrumentalities such as GNMA, FNMA or FHLMC. Principal is paid back to the Fund as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives scheduled monthly principal and interest payments as well as any unscheduled principal prepayments on the underlying mortgages. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline.

    Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as consumer loans, automobile receivable securities, credit card receivable securities and installment loan contracts. These securities may be pass-through certificates, which are similar to mortgage-backed securities, or they may be asset-backed commercial paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. There is the risk that one or more of the underlying borrowers may default and that recovery on the repossessed collateral may be unavailable or inadequate to support payments on the defaulted securities. Like mortgage-backed securities, asset-backed securities are subject to prepayment risks, which may reduce the overall return on the investment. The credit quality of these securities depends upon the quality of the underlying assets and the level of credit enhancements, such as letters of credit, provided.

                                    -- 47 --

11. MAY PURCHASE OR SELL SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS. Under this procedure, a Fund agrees to acquire or sell securities that are to be issued and delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect a Fund's share price in a manner similar to the use of leveraging.

12. MAY INVEST UP TO 10% OF ITS NET ASSETS IN ILLIQUID SECURITIES, WHICH ARE SECURITIES THAT CANNOT BE SOLD WITHIN SEVEN DAYS IN THE ORDINARY COURSE OF BUSINESS FOR APPROXIMATELY THE AMOUNT AT WHICH THEY ARE VALUED. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

The following restrictions are fundamental policies of the Money Market Fund and cannot be changed without shareholder approval. The Money Market Fund:

1. MAY INVEST UP TO 5% OF ITS ASSETS IN THE SECURITIES OF ANY ONE ISSUER OTHER THAN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES.

2. MAY INVEST UP TO 25% OF ITS TOTAL ASSETS IN ANY ONE INDUSTRY (INCLUDING SECURITIES ISSUED BY FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS), PROVIDED, HOWEVER, THAT THIS LIMITATION DOES NOT APPLY TO U.S. GOVERNMENT SECURITIES, OR TO CERTIFICATES OF DEPOSIT OR BANKERS' ACCEPTANCES ISSUED BY DOMESTIC BANKS.

3. MAY BORROW MONEY FOR TEMPORARY OR EMERGENCY PURPOSES (BUT NOT FOR INVESTMENT PURPOSES) FROM A BANK OR AFFILIATES OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. The Fund will not borrow amounts in excess of 20% of total assets and will not purchase securities if borrowings equal to or greater than 5% of total assets are outstanding. The Fund intends to primarily exercise its borrowing authority to meet shareholder redemptions under the circumstances where redemptions exceed available cash.

For more information, see the "Investment Policies of the Money Market Fund" and "Additional Investment Information" sections of the Statement of Additional Information.

RISK FACTORS

There are market risks in all securities transactions. Various factors may cause the value of a shareholder's investment in a Fund to fluctuate. The principal risk factor associated with an investment in a mutual fund is that the market value of its portfolio securities may decrease, resulting in a decrease in the value of a shareholder's investment.

RISK FACTORS OF THE STOCK FUNDS

An investment in the Northwest Fund may be subject to different risks than a mutual fund whose investments are more geographically diverse. Since the Northwest Fund invests primarily in companies with their principal executive offices located in the Northwest, the number of issuers whose securities are eligible for purchase is significantly less than many other mutual funds. Also, some companies whose securities are held in the Northwest Fund's portfolio may primarily distribute products or provide services in a specific locale or in the Northwest region. The long-term growth of these companies can be significantly affected by business trends in and the economic health of those areas. Other companies whose securities are held by the Northwest Fund may have a predominately national or partially international market for their products or services and are more likely to be impacted by national or international trends. As a result, the performance of the Northwest Fund may be influenced by business trends or economic conditions not only in a specific locale or in the Northwest region but also on a national or international level, depending on the companies whose securities are held in its portfolio at any particular time.

                                    -- 48 --

The Equity, Income, Small Company and Value Funds may invest in, and the other Stock Funds as a result of downgrades may own, below investment grade bonds. Below investment grade bonds are speculative and involve greater investment risks than investment grade bonds due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. During periods of economic uncertainty or change, the market prices of below investment grade bonds may experience increased volatility. Below investment grade bonds tend to reflect short-term economic and corporate developments to a greater extent than higher-quality bonds.

Because the International Fund primarily invests, and the other Funds may invest, in foreign securities, a Fund may be subject to risks in addition to those associated with U.S. investments. Foreign investments involve sovereign risk, which includes the possibility of adverse local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent currency from being sold). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is generally less publicly available information about issuers of foreign securities as compared to U.S. issuers. Many foreign companies are not subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign issuers are less liquid and more volatile than securities of U.S. issuers. Financial markets on which foreign securities trade are generally subject to less governmental regulation as compared to U.S. markets. Foreign brokerage commissions and custodian fees are generally higher than those in the United States.

The Funds (except the Equity Fund) may invest in options on stock indices and may purchase and write (I.E., sell) covered call options. The International Fund may purchase and sell these as well as other types of put and call options, futures contracts and forward contracts. Risks inherent in the Funds' use of options include the risk that security prices will not move in the directions anticipated; imperfect correlation between the price of the option and the price of the underlying security; the risk that potential losses may exceed the amount invested in options; and the reduction or elimination of the opportunity to profit from increases in the value of the underlying security. Risks inherent in the International Fund's use of futures, options and forward contracts include: the risk that interest rates, security prices and currency markets will not move in the directions anticipated; imperfect correlation between the price of the future, option or forward contract and the price of the security, interest rate or currency being hedged; the risk that potential losses may exceed the amount invested in the contracts themselves; the possible absence of a liquid secondary market for any particular instrument at any time; the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and the reduction or elimination of the opportunity to profit from increases in the value of the security, interest rate or currency being hedged.

The Growth Fund currently has an aggressive investment approach to seeking capital appreciation. The Growth Fund may invest a significant portion of its assets in securities issued by smaller companies. In addition, the Small Company Fund invests in companies with small market capitalizations which involve more risks than investments in larger companies. Such companies may include newly formed companies which have limited product lines, markets or financial resources and may lack management depth. The securities of small or newly formed companies may have limited marketability and may be subject to more abrupt and erratic movements in price than securities of larger, more established companies, or equity securities in general. Such volatility in price may, in turn, cause the Growth Fund's and Small Company Fund's share prices to be volatile.

RISK FACTORS OF THE INTERMEDIATE TREASURY, HIGH-YIELD, MANAGED BOND, MUNICIPAL BOND, CALIFORNIA, WASHINGTON, AND MONEY MARKET FUNDS (THE "FIXED-INCOME FUNDS")

The value of each Fixed-Income Fund (except the Money Market Fund) will normally fluctuate inversely with changes in market interest rates. Generally, when market interest rates rise, the price of debt securities held by a Fund will fall, and when market interest rates fall, the price of the debt securities will rise. Also, there is a risk that the issuer of a bond or other security held in a Fund's portfolio will fail to make timely payments of principal and interest to the Fixed-Income

                                    -- 49 --

Funds. Included in investment grade debt securities are securities of medium grade (rated Baa by Moody's or BBB by S&P), which have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic or other conditions than higher-grade securities.

The Managed Bond Fund may invest in stripped securities that are obligations issued by the U.S. Treasury. Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile than other debt securities.

The Managed Bond and Money Market Fund may invest in mortgage-backed securities. The prices of mortgage-backed securities, like conventional fixed-income securities, are inversely affected by changes in interest rate levels. Because of the likelihood of increased prepayments of mortgages in times of declining interest rates, mortgage-backed securities have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall. Since a Fund must reinvest scheduled and unscheduled principal payments at prevailing interest rates, and such interest rates may be higher or lower than the current yield of the Fund's portfolio, mortgage-backed securities may not be an effective means to lock in long-term interest rates. Further, purchases of mortgage-backed securities for a Fund are based on an anticipated prepayment rate. During periods of rising interest rates, a decrease in the prepayment of mortgages is likely. This decrease may cause the average dollar-weighted maturity of particular securities held by a Fund and a Fund's portfolio as a whole to increase, thereby decreasing the Fund's share price during periods of rising interest rates. To the extent that the other Funds purchase mortgage-backed securities, they would be similarly affected.

The Money Market Fund seeks to maintain a stable $1.00 share price. Of course, there is no guarantee that the Money Market Fund will maintain a stable $1.00 share price. It is possible that a major change in interest rates or a default on the Money Market Fund's investments could cause its share price (and the value of your investment) to fall. The Money Market Fund's yield will fluctuate with general interest rates.

Because the California and Washington Funds each concentrate their investments in a single state, there is a greater risk of fluctuation in the values of their portfolio securities than with mutual funds whose investments are more geographically diverse. Investors should carefully consider the investment risks of such concentration. The share price of the California and Washington Funds can be affected by political and economic developments within and by the financial condition of the respective state, its public authorities and political subdivisions. See the discussion below and "Investment Risks of Concentration in California and Washington Issuers" in the Statement of Additional Information for further information.

SPECIAL RISKS OF THE HIGH-YIELD FUND

The High-Yield Fund invests primarily in high-yield, fixed-income securities which are subject to the following risks:

SENSITIVITY TO ECONOMIC AND CORPORATE DEVELOPMENTS

Yields on high-yield, fixed-income securities will fluctuate over time. During periods of economic uncertainty or change, the market prices of high-yield, fixed-income securities may experience increased volatility, which may in turn cause the net asset value ("NAV") per share of the High-Yield Fund to be volatile. Lower-quality, fixed-income securities tend to reflect short-term economic and corporate developments to a greater extent than higher-quality securities which primarily react to fluctuations in interest rates. Economic downturns or increases in interest rates can significantly affect the market for high-yield, fixed-income securities and the ability of issuers to timely repay principal and interest, increasing the likelihood of defaults. Lower-quality securities include debt obligations issued as a part of capital restructurings, such as corporate takeovers or buyouts. Capital restructurings generally involve the issuance of additional debt on terms different from any current outstanding debt. As a result, the issuer of the debt is more highly leveraged. During an economic downturn or period of rising interest rates, a highly leveraged issuer may experience financial difficulties which adversely affect its ability to make principal and interest payments, meet projected business goals, and obtain additional financing. In addition, the

                                    -- 50 --
issuer will depend on its cash flow and may depend, especially in the context of corporate takeovers, on a sale of its assets to service debt. Failure to realize projected cash flows or asset sales may seriously impair the issuer's ability to service this greater debt load, which, in turn, might cause the Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan, and management team following any restructuring, and close monitoring of the issuer's progress toward its financial goals.

ZERO-COUPON AND PAYMENT-IN-KIND SECURITIES

The High-Yield Fund may hold "zero-coupon" and "payment-in-kind" fixed-income securities. Zero-coupon securities are purchased at a discount without scheduled interest payments. Payment-in-kind securities receive interest paid in additional securities rather than cash. The Fund accrues income on these securities, but does not receive cash interest payments until maturity or payment date. The Fund intends to distribute substantially all of its income to its shareholders so that it can be treated as a regulated investment company under current federal tax law. As a result, if its cash position is depleted, the Fund may have to sell securities under disadvantageous circumstances to obtain enough cash to meet its distribution requirement. However, SAM does not expect noncash income to materially affect the Fund's operations. Zero-coupon and payment-in-kind securities are generally subject to greater price fluctuations due to changes in interest rates than those fixed-income securities paying cash interest on a schedule until maturity.

LIQUIDITY AND VALUATION

The liquidity and price of high-yield, fixed-income securities can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issuers, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly traded market with few participants and may adversely impact the High-Yield Fund's ability to dispose of its securities as well as make valuation of securities more difficult. Because there tend to be fewer investors in lower-rated, fixed-income securities, it may be difficult for the Fund to sell these securities at an optimum time. Consequently, lower-rated securities are subject to more price changes, fluctuations in yield, and risk to principal and income than higher-rated securities of the same maturity. Judgment plays a greater role in the valuation of thinly traded securities.

CREDIT RATINGS

Rating agencies evaluate the likelihood that an issuer will make principal and interest payments, but ratings may not reflect market value risks associated with lower-rated, fixed-income securities. Also, rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest. SAM uses S&P and Moody's ratings as a preliminary indicator of investment quality. SAM will periodically research and analyze each issue (whether rated or unrated) and evaluate such factors as the issuer's interest or dividend coverage, asset coverage, earnings prospects, and managerial strength. This analysis will help SAM to determine if the issuer has sufficient cash flow and profits to meet required principal and interest payments and to monitor the liquidity of the issue. Achievement of a Fund's investment objective will be more dependent on SAM's credit analysis of bonds rated below the three highest rating categories than would be the case were the Fund to invest in higher- quality debt securities. This is particularly true for the High-Yield Fund.

SPECIAL RISKS OF THE CALIFORNIA AND WASHINGTON FUNDS

The information in the following discussion is drawn primarily from official statements relating to state securities offerings which are dated prior to the date of this Prospectus. The California and Washington Funds have not independently verified any of the information in the discussion below.

                                    -- 51 --

CALIFORNIA FUND

After suffering through a severe recession, California's economy has been on a steady recovery since the start of 1994, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. Nevertheless, the costs of education, health, welfare and corrections, driven by California's rapid population growth, are expected to continue to exert pressure on the State's General Fund. California's long-term credit ratings, reduced in 1992, were lowered again in 1994 and have not been fully restored. Its ability to provide assistance to its public authorities and political subdivisions has been limited. Cutbacks in state aid adversely affect the financial condition of many local governments, especially counties, which are already subject to fiscal constraints and are facing their own reduced tax collections. In addition, some municipally-owned electric utilities may be adversely affected by the restructuring of the electric utility industry now underway in California.

In the past, California voters have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities. Future voter initiatives could result in adverse consequences affecting obligations issued by the State and its political subdivisions. These factors, among others, could reduce the credit standing of certain issuers of California obligations. At any given time, there are numerous lawsuits against the State which could affect its revenues and expenditures.

WASHINGTON FUND


The State of Washington's economy consists of both export and local industries. The State's leading export industries are aerospace, forest products, agriculture and food processing. The State's manufacturing base includes aircraft manufacture, which comprised approximately 25% of total manufacturing in 1995. The Boeing Company is the State's largest employer and has a significant impact, in terms of overall production, employment and labor earnings, on the State's economy. The commercial airline industry is cyclical in nature and future job cuts could have an adverse effect on the Washington economy. Forest products rank second behind aerospace in value of total production. Although productivity in the forest products industry has increased steadily from 1980 to 1990, since 1991 production has declined and is expected to continue to decline due to federal limitations. Unemployment in the timber industry is anticipated in certain regions; however, the impact is not expected to significantly affect the State's overall economic performance. Growth in agriculture has been an important factor in the State's economic growth over the past decade. The State is the home of many technology firms of which approximately half are computer-related. Microsoft, the world's largest microcomputer software company, is headquartered in Redmond, Washington.


State law requires a balanced budget. The Governor has a statutory responsibility to reduce expenditures across the board to avoid any cash deficit at the end of a biennium. In addition, State law prohibits State tax revenue growth from exceeding the growth rate of State personal income. To date, Washington State tax revenue increases have remained substantially below the applicable limits. At any given time, there are numerous lawsuits against the State which could affect its revenues and expenditures.

YEAR 2000

Like other mutual funds, financial and business organizations and individuals around the world, each of the Funds could be adversely affected if the computer systems used by its investment adviser, sub-adviser, or other companies that provide services to the Trusts do not properly process and calculate date-related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAM, SAFECO Services, and SAFECO Securities, Inc. are taking steps they believe are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Funds' other, major service providers. It is not anticipated that the Funds will incur any charges or that there will be any difficulties in accurate and timely reporting resulting in the change in year from 1999 to 2000.

                                    -- 52 --

PORTFOLIO MANAGERS

GROWTH FUND

The portfolio manager for the Growth Fund is Thomas M. Maguire, Vice President, SAM. Mr. Maguire has served as portfolio manager for the Fund since 1989.

EQUITY FUND

The portfolio manager for the Equity Fund is Richard D. Meagley, Vice President, SAM. Mr. Meagley began serving as portfolio manager for the Fund in 1995. He is also the portfolio manager for certain other SAFECO Funds. Prior to these positions, he served as portfolio manager and analyst from 1992 to 1994 for Kennedy Associates, Inc., an investment advisory firm located in Seattle, Washington. He was an Assistant Vice President of SAM and the fund manager of the SAFECO Northwest Fund from 1991 to 1992.

INCOME FUND

The portfolio manager for the Income Fund is Thomas E. Rath, Vice President, SAM. Mr. Rath has been a portfolio manager and securities analyst for SAFECO Corporation since 1994. From 1992 to 1994, Mr. Rath was a principal and portfolio manager for Meridian Capital Management, Inc., located in Seattle, Washington. From 1987 to 1992, he was a portfolio manager and securities analyst for First Interstate Bank, located in Seattle, Washington.

NORTHWEST FUND

The portfolio manager for the Northwest Fund is Bill Whitlow, Vice President, SAM. Mr. Whitlow began serving as portfolio manager for the Fund in April 1997. From 1990 to April 1997, he was a principal and manager of Pacific Northwest Research for the brokerage firm of Pacific Crest Securities, located in Seattle, Washington.

BALANCED FUND

The equity portion of the Balanced Fund is co-managed by Rex L. Bentley, Vice President, SAM, and Lynette D. Sagvold, Assistant Vice President, SAM, and the fixed-income portion is managed by Michael Hughes, Assistant Vice President, SAM. Mr. Bentley was Vice President and investment counsel, at the investment advisory firm of Badgley, Phelps and Bell Investment Counsel, Inc. from 1990 to 1995. Ms. Sagvold was a portfolio manager and analyst for First Interstate Bank from 1993 to 1995, and a portfolio manager and analyst for Key Trust Company from 1985 to 1993. Mr. Hughes was Vice President and a portfolio manager for First Interstate Capital Management Company from 1995 to 1996, and Vice President and portfolio manager for First Interstate Bank of California from 1988 to 1995.

INTERNATIONAL FUND

The International Fund is managed by a committee of portfolio managers employed and supervised by the Sub-Adviser, Bank of Ireland Asset Management (U.S.) Limited, an investment adviser registered with the SEC. All investment decisions are made by this committee, and no single person is primarily responsible for making recommendations to that committee.

SMALL COMPANY FUND

The portfolio manager for the Small Company Fund is Greg Eisen, Assistant Vice President, SAM. Mr. Eisen has served as an investment analyst for SAM since 1992. From 1986 to 1992, Mr. Eisen was engaged by the SAFECO Insurance Companies as a financial analyst.

VALUE FUND

The Value Fund is co-managed by Rex L. Bentley, Vice President, SAM, and Lynette
D. Sagvold, Assistant Vice President, SAM. Mr. Bentley was Vice President and investment counsel at the investment advisory firm of Badgley, Phelps and Bell Investment Counsel, Inc., from 1990 to 1995. Ms. Sagvold was a portfolio manager and analyst for First Interstate Bank from 1993 to 1995, and she was a portfolio manager and analyst for Key Trust Company from 1985 to 1993.

                                    -- 53 --

INTERMEDIATE TREASURY FUND

The portfolio manager for the Intermediate Treasury Fund is Ronald Spaulding, Chairman of the Board, SAM. Mr. Spaulding has served in various capacities with SAM and SAFECO Corporation since 1975.

HIGH-YIELD FUND

The portfolio manager for the High-Yield Bond Fund is Robert Kern, Assistant Vice President, SAM. Mr. Kern has served as a securities analyst for SAM since 1994. From 1988 to 1994, Mr. Kern was engaged by the SAFECO Insurance Companies in the Controller's Department.

MANAGED BOND FUND

The portfolio manager for the Managed Bond Fund is Michael Hughes, Assistant Vice President, SAM. Mr. Hughes was Vice President and a portfolio manager for First Interstate Capital Management Company from 1995 to 1996, and Vice President and portfolio manager for First Interstate Bank of California from 1988 to 1995.

MUNICIPAL BOND AND CALIFORNIA FUNDS

The portfolio manager for the Municipal Bond and California Funds is Stephen C. Bauer, President, SAM. Mr. Bauer has served as portfolio manager for each Fund since it commenced operations: 1981 for the Municipal Bond Fund and 1983 for the California Fund. Mr. Bauer is the portfolio manager for certain other SAFECO municipal bond funds, and also serves as a Director of SAM.

WASHINGTON FUND

The portfolio manager for the Washington Fund is Beverly Denny, Assistant Vice President, SAM. Ms. Denny was the Marketing Director for the SAFECO mutual funds from 1991 to 1993, and has been employed as an investment analyst with SAM since 1993.

MONEY MARKET FUND

The portfolio manager for the Money Market Fund is Naomi Urata, Assistant Vice President, SAM. Ms. Urata has been employed as an investment analyst for the SAFECO mutual funds since 1993. From 1990 to 1992, Ms. Urata served as Cash Manager for THE SEATTLE TIMES.

Each portfolio manager and certain other persons related to SAM, the Sub-Adviser and the Funds are subject to written policies and procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by a Fund.

HOW TO PURCHASE SHARES

When placing purchase orders, investors should specify whether the order is for Class A or Class B shares of a Fund. All share purchase orders that fail to specify a Class will automatically be invested in Class A shares.

The minimum initial investment is $1,000 (IRA, UGMA and UTMA $250). The minimum additional investment is $100 for all accounts, except for UGMA or UTMA Automatic Investment Method ("AIM") accounts opened with an initial investment of $250 or more. These accounts have a minimum additional investment of only $50. Minimum additional investments are negotiable for retirement accounts other than IRAs. Except as noted above in connection with UGMA and UTMA accounts, no minimum initial investment is required to establish the Automatic Investment Method or Payroll Deduction Plan.

                                    -- 54 --

Shares of each Fund are available for purchase through investment professionals who work at broker-dealers, banks and other financial institutions which have entered into selling agreements with SAFECO Securities, Inc. ("SAFECO Securities"), the distributor of the Funds. Orders received by such financial institutions (or their authorized designees) before 1:00 p.m. Pacific time on any day the New York Stock Exchange ("NYSE") is open for regular trading will be effected that day, provided that such order is transmitted to SAFECO Services, the transfer agent for the Funds, prior to the agreed upon time. Investment professionals will be responsible for forwarding the investor's order to SAFECO Services so that it will be received prior to the agreed upon time.


Broker-dealers, banks and other financial institutions that do not have selling agreements with SAFECO Securities also may offer to place orders for the purchase of each Fund's shares. Purchases made through these investment firms will be effected at the public offering price next determined after the order is received by SAFECO Services. Such financial institutions may charge the investor a transaction fee as determined by the financial institution. The fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided by purchasing shares through a broker-dealer, bank or other financial institution that has a selling agreement with SAFECO Securities.

Broker-dealers, banks, financial institutions and any other person entitled to receive compensation for selling or servicing each Fund's shares may receive different levels of compensation with respect to one particular Class of Fund shares over another, or additional compensation based on sales of qualified dealers. Salespersons of broker-dealers, banks and other financial institutions that sell each Fund's shares are eligible to receive special compensation, the amount of which varies depending on the amount of shares sold.

The Funds only accept funds drawn in U.S. dollars and payable through a U.S. Bank. The Funds do not accept currency. The Funds issue shares in uncertificated form, but will issue certificates for whole shares without charge upon written request. You will be required to post a bond to replace missing certificates.

THE FUNDS RESERVE THE RIGHT TO REFUSE ANY OFFER TO PURCHASE SHARES OF ANY CLASS.

PURCHASING CLASS A SHARES

The public offering price of Class A shares of each Fund except the Money Market Fund is the next determined net asset value per share (see "Share Price Calculation" for additional information) plus any sales charge, which will vary with the size of the purchase as shown in the following schedule:

                                                       Sale Charge As            Broker
                                                       Percentage of         Reallowance As
                                                  ------------------------    Percentage of
Amount of Purchase                                 Offering        Net        the Offering
at the Public Offering Price                         Price     Investment         Price
------------------------------------------------  -----------  -----------  -----------------
Less than $50,000                                      4.50%         4.71%           4.00%
$50,000 but less than $100,000                         4.00%         4.17%           3.50%
$100,000 but less than $250,000                        3.50%         3.63%           3.00%
$250,000 but less than $500,000                        2.50%         2.56%           2.00%
$500,000 but less than $1,000,000                      1.50%         1.52%           1.00%
$1,000,000 or more                                     NONE*                   See Below**


* Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1% CDSC will apply to redemptions made in the first eighteen months, except with respect to redemptions from participant-directed qualified plans.


** See discussion below for a description of the commissions payable on sales of Class A shares of $1 million or more.

Class A shares of the Money Market Fund are offered at the next determined net asset value per share (see "Share Price Calculation" for additional information) with no initial sales charge. A sales charge will apply to the first exchange from Class A shares of the Money Market Fund to Class A shares of another Fund.

                                    -- 55 --

From time to time, SAFECO Securities may reallow to broker-dealers, banks and other financial institutions the full amount of the sales charge on Class A Shares. In some instances, SAFECO Securities may offer these reallowances only to those financial institutions that have sold or may sell significant amounts of Class A shares. These commissions also may be paid to financial institutions that initiate purchases made pursuant to sales charge waivers (1) and (8), described below under "Sales Charge Waivers -- Class A shares." To the extent that SAFECO Securities reallows 90% or more of the sales charge to a financial institution, such financial institution may be deemed to be an underwriter under the 1933 Act.


Except as stated below, broker-dealers of record will be paid commissions on (i) sales of Class A shares to participant-directed qualified benefit plans and (ii) sales of Class A shares of $1 million or more based on an investor's (or a related group of investors') cumulative purchases during each successive one year period beginning on the date of the initial purchase at net asset value. A 1% CDSC will be imposed on redemptions made within the first 18 months, except with respect to participant-directed redemptions from qualified plans.



Commissions on sales of Class A shares to participant-directed qualified benefit plans with 200 or more eligible employees are paid at the rate of 1.00% of the amount up to $2 million, .80% of the next $1 million, .50% of the next $47 million and .25% thereafter. Commissions on sales of Class A shares to participant-directed qualified benefit plans with 50 to 199 eligible employees are paid at the rate of .25% of the amount sold. Commissions on sales of Class A shares of $1 million or more, as described above, including sales of $1 million or more to participant-directed qualified benefit plans (with at least 50 eligible employees) are paid at the rate of .50% of the amount up to $50 million and .25% thereafter. In addition, SAFECO Securities may pay a commission to a broker-dealer where clients of a particular registered representative invest, at or about the same time, collectively $1 million or more in one or more of the Funds. The commission will be payable in lieu of other commissions that might otherwise be payable under the terms of this Prospectus, and will not be paid except in connection with a transaction described in the preceding sentence.


The following describes purchases that may be aggregated for purposes of determining the amount of purchase:

 1. Individual purchases on behalf of a single purchaser and the purchaser's spouse and their children under the age of 21 years. This includes shares purchased in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual plan(s) under
    Section 403(b) of the Internal Revenue Code of 1986, as amended ("Code"), or single-participant Keogh-type plan(s). This also includes purchases made by a company controlled by such individual(s);

 2. Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in (1) above; or

 3. Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (excluding an employee benefit plan described in (2) above).


SALES CHARGE WAIVERS -- CLASS A SHARES


Class A shares are sold at net asset value per share without imposition of sales charges for the following investments:

 1. Registered representatives or full-time employees of broker-dealers, banks and other financial institutions that have entered into selling agreements with SAFECO Securities, and the children, spouse and parents of such representatives and employees, and employees of financial institutions that directly, or through their affiliates, have entered into selling agreements with SAFECO Securities;

                                    -- 56 --

 2. Companies exchanging shares with or selling assets to one or more of the Funds pursuant to a merger, acquisition or exchange offer;

 3. Any of the direct or indirect affiliates of SAFECO Securities;

 4. Purchases made through the automatic investment of dividends and distributions paid by another Fund;

 5. Clients of administrators or consultants to tax-qualified employee benefit plans which have entered into agreements with SAFECO Securities or any of its affiliates;

 6. Retirement plan participants who borrow from their retirement accounts by redeeming Fund shares and subsequently repay such loans via a purchase of Fund shares;

 7. Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan, which is invested in Fund shares, the proceeds of which are reinvested in Fund shares;

 8. Accounts as to which a broker-dealer, bank or other financial institution charges an account management fee, provided the financial institution has entered into an agreement with SAFECO Securities regarding such accounts;

 9. Current or retired officers, directors, trustees or employees of any SAFECO mutual fund or SAFECO Corporation or its affiliates and the children, spouse and parents of such persons; and

10. Investments made with redemption proceeds from mutual funds having a similar investment objective with respect to which the investor paid a front-end sales charge.


REINSTATEMENT PRIVILEGE


Shareholders who paid an initial sales charge and redeem their Class A shares in a Fund have a one-time privilege to reinstate their investment by investing the proceeds of the redemption at net asset value per share without a sales charge in Class A shares of that Fund and/or one or more of the other Funds. SAFECO Services must receive from the investor or the investor's broker-dealer, bank or other financial institution within 60 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt.


REDUCED SALES CHARGE PLANS -- CLASS A SHARES


Class A shares of the Funds may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their broker-dealer, bank or other financial institution or SAFECO Services.

Pursuant to the RIGHT OF ACCUMULATION, investors are permitted to purchase Class A shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount equal to the total purchase price of the investor's concurrent purchases of Class A shares of other SAFECO Mutual Funds plus (c) the dollar amount equal to the current public offering price of all Class A shares of Funds already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their broker-dealers, banks or other financial institutions sufficient information to permit confirmation of qualification.

In executing a LETTER OF INTENT ("LOI"), an investor should indicate an aggregate investment amount he or she intends to invest in Class A shares of Funds in the following thirteen months. The LOI is included as part of the Account Application. The Class A sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases of Class A shares made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of Class A shares, the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

                                    -- 57 --

If at the end of the thirteen-month period covered by the LOI, the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen-month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to SAFECO Securities of a higher applicable sales charge.


PURCHASING CLASS B SHARES


The public offering price of the Class B shares of each Fund is the next determined net asset value per share. No initial sales charge is imposed. However, a CDSC is imposed on certain redemptions of Class B shares. Because Class B shares are sold without an initial sales charge, the investor receives Fund shares equal to the full amount of the investment. The maximum investment amount in Class B shares is $500,000.

Class B shares of a Fund that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) reinvestment of dividends or other distributions or (b) shares redeemed more than six full years after their purchase. Former Class B shareholders of the SAFECO Advisor Series Trust who invest in Class B shares of any Fund may include the length of time of ownership of the former Class B shares for purposes of calculating any CDSC due upon redemption.

Initial investments in Class B shares of the Money Market Fund are sold with no initial sales charge and are not subject to a CDSC upon redemption, provided that the investor has remained invested exclusively in Class B shares of the Money Market Fund and has not exchanged into Class B Shares of another Fund in the interim. Money Market Fund Class B shareholders will become subject to a CDSC calculated in accordance with the table below if they exchange into Class B shares of another SAFECO Fund and then redeem those shares. The CDSC will also apply to any Class B shares of the Money Market Fund subsequently acquired by exchange. Shareholders who initially purchase Money Market Fund Class B shares do not receive credit for the time initially invested in the Money Market Fund for purposes of calculating any CDSC due upon redemption of Class B shares of another SAFECO Fund.

Redemptions of most other Class B shares will be subject to a CDSC. (See "Contingent Deferred Sales Charge Waivers.") The amount of any applicable CDSC will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. Accordingly, no charge is imposed on increases in the net asset value above the original purchase price:

                                                                    CDSC AS A PERCENTAGE OF THE
                                                                   LESSER OF NET ASSET VALUE AT
                                                                            REDEMPTION
REDEMPTION DURING                                                 OR THE ORIGINAL PURCHASE PRICE
--------------------------------------------------------------  -----------------------------------
1st Year Since Purchase                                                              5%
2nd Year Since Purchase                                                              4%
3rd Year Since Purchase                                                              3%
4th Year Since Purchase                                                              3%
5th Year Since Purchase                                                              2%
6th Year Since Purchase                                                              1%
Thereafter                                                                           0%*

* Automatically converts to Class A shares in the first month following the investor's sixth anniversary from purchase.

In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and other distributions and then of amounts representing the cost of shares held for the longest period of time.

                                    -- 58 --

For example, assume an investor purchased 100 shares at $10 per share at a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The CDSC would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be redeemed without a CDSC. The number of shares needed to fund the remaining $335.00 of the redemption would equal
30.455. Using the lower of cost or market price to determine the CDSC, the original purchase price of $10.00 per share would be used. The CDSC calculation would therefore be 30.455 shares times $10.00 per share at a CDSC rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $12.18.

Except for the time period during which a shareholder is invested in Money Market Fund Class B shares, if a shareholder effects one or more exchanges among Class B shares of the Funds during the six year period, the holding periods for the shares so exchanged will be counted toward the six-year period.

For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, recognized on the redemption of shares. The amount of any CDSC will be paid to SAFECO Securities.


CONTINGENT DEFERRED SALES CHARGE WAIVERS


The CDSC will be waived in the following circumstances: (a) total or partial redemptions made within one year following the death or disability of a shareholder; (b) redemptions made pursuant to any systematic withdrawal plan based on the shareholder's life expectancy, including substantially equal periodic payments prior to age 59 1/2 which are described in Code section 72(t), and required minimum distributions after age 70 1/2, including those required minimum distributions made in connection with customer accounts under Section 403(b) of the Code and other retirement plans; (c) total or partial redemption resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (d) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; (e) reinvestment in Class B shares of a Fund within 60 days of a prior redemption; (f) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (g) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan that are invested in Funds and are permitted to be made without penalty pursuant to the Code; and (h) redemptions in connection with a Fund's systematic withdrawal plan not in excess of 10% of the value of the account annually.


CONVERSION OF CLASS B SHARES


A shareholder's Class B shares of a Fund will automatically convert to Class A shares in the same Fund in the first month following the investor's sixth anniversary from purchase, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two classes on the first business day in the first month following the investor's sixth anniversary from the purchase of Class B shares. Because the net asset value per share of Class A shares may be higher than that of Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

HOW TO REDEEM SHARES
As described below, shares of the Funds may be redeemed at their next-determined net asset value (subject to any applicable CDSC), and redemption proceeds will be sent to shareholders within seven days of the receipt of a redemption request. Shareholders who have purchased shares through broker-dealers, banks or other financial institutions that sell shares may redeem shares through such firms; if the shares are held in the "street name" of the broker-dealer, bank or other financial institution, the redemption must be made through such firm.

                                    -- 59 --

Please note the following:

/ / If your shares were purchased by wire, redemption proceeds will be available immediately. If shares were purchased other than by wire, each Fund reserves the right to hold the proceeds of your redemption for up to 15 business days after investment or until such time as the Fund has received assurance that your investment will be honored by the bank on which it was drawn, whichever occurs first.

/ / SAFECO Services charges a $10 fee to wire redemption proceeds. In addition, some banks may charge a fee to receive wires.

/ / If shares are issued in certificate form, the certificates must accompany a redemption request and be duly endorsed.

/ / Under some circumstances (E.G., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before a redemption will be made.


REDEMPTIONS THROUGH BROKER-DEALERS, BANKS AND OTHER FINANCIAL INSTITUTIONS


Shareholders with accounts at broker-dealers, banks and other financial institutions that sell shares of the Funds may submit redemption requests to such firms. Broker-dealers, banks or other financial institutions may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value per share next computed after the firm receives the request or by forwarding such requests to SAFECO Services. Redemption proceeds (less any applicable CDSC) normally will be paid by check. Broker-dealers, banks and other financial institutions may impose a service charge for handling redemption transactions placed through them and may impose other requirements concerning redemptions. Accordingly, shareholders should contact the investment professional at their broker-dealer, bank or other financial institution for details.

Redemption requests may also be transmitted to SAFECO Services by telephone (for amounts of less than $100,000), by mail or by redemption check (Money Market Fund Class A only). SAFECO Services will send to you, free of charge, redemption checks (drafts) payable through U.S. Bank of Washington, N.A. Redemption checks are not available to IRA shareholders or for shares issued in certificate form. Redemption checks may be made payable to any person or entity and must contain the proper number of signatures. Redemption checks must be for $500 or more. Neither the Funds nor SAFECO Services will be liable for payment of postdated redemption checks. At SAFECO Services' discretion, and upon three (3) days' written notice, SAFECO Services reserves the right to close any account upon which checks have been written more than once without sufficient funds available. See "Account Changes and Signature Requirements" for further information.


SHARE REDEMPTION PRICE AND PROCESSING


Your shares will be redeemed at the net asset value per share (subject to any applicable CDSC) next calculated after receipt of your request that meets the redemption requirements of the Funds. Except for the Money Market Fund, the value of the shares you redeem may be more or less than the dollar amount you purchased, depending on the market value of the shares at the time of redemption. See "Share Price Calculation" for more information.

Redemption proceeds will normally be sent on the next business day following receipt of your redemption request. If your redemption request is received after the close of trading on the NYSE (normally 1:00 p.m. Pacific time), proceeds will normally be sent on the second business day following receipt. Each Fund, however, reserves the right to postpone payment of redemption proceeds for up to seven days if making immediate payment could adversely affect its portfolio. In addition, redemptions may be suspended or payment dates postponed if the NYSE is closed, its trading is restricted or the Securities and Exchange Commission declares an emergency.

Due to the high cost of maintaining small accounts, your account may be closed upon 60 days' written notice if at the time of any redemption or exchange the total value falls below $100. Your shares will be redeemed at the net asset value per share calculated on the day your account is closed and the proceeds will be sent to you.

                                    -- 60 --

HOW TO SYSTEMATICALLY PURCHASE OR REDEEM SHARES

Call your investment professional or SAFECO Services at 1-800-463-8791 for more information.


AUTOMATIC INVESTMENT METHOD (AIM)


AIM enables you to make regular monthly investments by authorizing SAFECO Services to withdraw a specific amount from your bank account and invest the amount in any Fund. AIM has a minimum of $100 per Fund for all accounts (except UGMA and UTMA accounts which have a lower $50 minimum for additional investments, provided that the account was opened with an initial investment of at least $250).


PAYROLL DEDUCTION PLAN


An employer or other entity using group billing may establish a self-administered payroll deduction plan in any Fund. Payroll deduction amounts are negotiable.


SYSTEMATIC WITHDRAWAL PLAN


This plan enables you to receive a portion of your investment on a monthly basis. A Fund automatically redeems shares in your account and sends you a withdrawal check (minimum amount $50 per Fund). Because Class A shares are subject to sales charges, shareholders should not concurrently purchase shares with respect to an account which is utilizing a systematic withdrawal plan. Class B shares may not be suitable for a systematic withdrawal plan, except in appropriate cases where the CDSC is being waived. Please see "Contingent Deferred Sales Charge Waivers" for more information.

HOW TO EXCHANGE SHARES FROM ONE FUND TO ANOTHER

Shares of one Class of a Fund may be exchanged for shares of the same Class of any other Fund, based on their next-determined respective net asset values, without imposition of any sales charges, provided that the shareholder account registration remains identical. CLASS A SHARES MAY BE EXCHANGED ONLY FOR CLASS A SHARES OF THE OTHER FUNDS LISTED ON THE FIRST PAGE OF THIS PROSPECTUS. CLASS B SHARES MAY BE EXCHANGED ONLY FOR CLASS B SHARES OF THE OTHER FUNDS LISTED ON THE FIRST PAGE OF THIS PROSPECTUS. The exchange of Class B shares will not be subject to a contingent deferred sales charge. For purposes of computing the CDSC, except for the time period during which a shareholder is initially invested in Class B shares of the Money Market Fund, the length of time of ownership of Class B shares will be measured from the date of original purchase and will not be affected by the exchange. Exchanges are not tax free and may result in a shareholder's realizing a gain or loss, as the case may be, for tax purposes. See "Fund Distributions and How They Are Taxed" for more information. You may purchase shares of a Fund by exchange only if it is qualified for sale in the state where you reside. Before exchanging into Class A or Class B shares of another Fund, please be familiar with the Fund's investment objective and policies as described in "Each Fund's Investment Objective and Policies."


EXCHANGES BY MAIL


Exchange orders should be sent by mail to the investor's broker-dealer, bank or other financial institution. If a shareholder has an account at SAFECO Services, exchange orders may be sent to the address set forth on the first page of this Prospectus.


EXCHANGES BY TELEPHONE


A shareholder may give exchange instructions to the shareholder's broker-dealer, bank or other financial institution or to SAFECO Services by telephone at the appropriate toll-free number provided on the first page of this Prospectus. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares or certificated shares for which certificates previously have been deposited in the shareholder's account. See "Telephone Transactions" for more information.

                                    -- 61 --

SHARE EXCHANGE PRICE AND PROCESSING


The shares of the Fund you are exchanging from will be redeemed at the price next computed after your exchange request is received. Normally the purchase of the Fund you are exchanging into is executed on the same day. However, each Fund reserves the right to delay the payment of proceeds and, hence, the purchase in an exchange for up to seven days if making immediate payment could adversely affect the portfolio of the Fund whose shares are being redeemed. The exchange privilege may be modified or terminated with respect to a Fund at any time, upon at least 60 days' notice to shareholders.


LIMITATIONS



The Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies can have on efficient portfolio management, the Funds have instituted certain policies to discourage excessive exchange and simultaneous order transactions. Therefore, each Fund reserves the right to refuse exchange purchases or simultaneous order transactions by any person or group if, in SAM's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. A Fund may be adversely affected in a number of ways, including, for example, when a person or entity pursuing a market-timing strategy engages in exchanges or simultaneous order transactions involving relatively large sums in a relatively small fund. The refusal of such exchange purchases or simultaneous order transactions may occur without prior notice.



Also, excessive exchange and simultaneous order transactions increase transactions costs for all shareholders. Therefore in order to reduce transaction costs, exchange and simultaneous order transactions (or any combination thereof) will be limited to 4 in any 12 month period per fund per account. Exchange purchases or simultaneous order transactions may be refused before an account holder has engaged in 4 such transactions if, in SAM's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected.



For purposes of these limitations, a "simultaneous order transaction" is a transaction involving a redemption from one SAFECO Mutual Fund and a reinvestment shortly thereafter into another SAFECO Mutual Fund. In order to protect the Funds' shareholders, SAM reserves the right to exercise its discretion in determining whether a particular transaction qualifies as a simultaneous order transaction. In addition to the foregoing limitations on exchanges and simultaneous order transactions, as described above, the Funds reserve the right to refuse any offer to purchase shares.


TELEPHONE TRANSACTIONS

To redeem or exchange shares by telephone, call 1-800-528-6501 between 5:30 a.m. and 7:00 p.m. Pacific time, Monday through Friday, except certain holidays to reach a representative; or call 1-800-463-8794 24 hours a day for our automated system. All telephone calls are tape-recorded for your protection. During times of drastic or unusual market volatility, it may be difficult for you to exercise the telephone transaction privileges.

To use the telephone redemption and exchange privileges, you must have previously selected these services either on your account application or by having submitted a request in writing to SAFECO Services at the address on the first page of this Prospectus. Redeeming or exchanging shares by telephone allows the Funds and SAFECO Services to accept telephone instructions from an account owner or a person preauthorized in writing by an account owner.

Each of the Funds and SAFECO Services reserve the right to refuse any telephone transaction when a Fund or SAFECO Services, in its sole discretion, is unable to confirm to its satisfaction that a caller is the account owner or a person preauthorized by the account owner.

                                    -- 62 --

SAFECO Services has established security procedures to prevent unauthorized account access. There can be no assurance, however, that telephone transaction activity will be completely secure or free from delays or malfunctions. The Funds and SAFECO Services will not be liable for the authenticity of instructions received by telephone that a Fund or SAFECO Services, in its discretion, believes to be delivered by an account owner or preauthorized person, provided that the Fund or SAFECO Services follows reasonable procedures to identify the caller. The shareholder will bear the risk of any resulting loss. The Funds and SAFECO Services will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include requiring the account owner to select the telephone privilege in writing prior to first use and to designate persons authorized to deliver telephone instructions. SAFECO Services may request certain identifying information from the caller. Neither the Funds nor SAFECO Services will be responsible for the negligent or wrongful acts of third parties.

The telephone transaction privileges may be suspended, limited, modified or terminated at any time without prior notice by the Funds or SAFECO Services. The Funds and SAFECO Services may be liable if they do not employ reasonable procedures to confirm that telephone transactions are genuine.

SHARE PRICE CALCULATION

The net asset value per share ("NAV") of each Fund is computed at the close of regular trading on the NYSE (normally 1:00 p.m. Pacific time) each day that the NYSE is open for trading. NAV is determined separately for each class of shares of each Fund. The NAV of a Fund is calculated by subtracting a Fund's liabilities from its assets and dividing the result by the number of outstanding shares. In calculating the net asset value of each class, appropriate adjustments will be made to each class's NAV to reflect expenses allocated to it.

PORTFOLIO VALUATION FOR THE STOCK FUNDS

The Stock Funds generally value their portfolio securities at the last-reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case they shall be valued at the last reported bid price. Securities traded over-the-counter are valued at the last sale price, unless there is no reported sale price, in which case the last reported bid price will be used. Portfolio securities that trade on a stock exchange and over-the-counter are valued according to the broadest and most representative market. Securities not traded on a national exchange are valued based on consideration of information with respect to transactions in similar securities, quotations from dealers and various relationships between securities. Valuations of portfolio securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of the Common Stock Trust's Board of Trustees.

The International Fund will invest primarily, and other Funds may invest from time to time, in foreign securities. Trading in foreign securities will generally be substantially completed each day at various times prior to the close of the NYSE. The values of any such securities are determined as of such times for purposes of computing the Funds' net asset value. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Foreign portfolio securities are valued on the basis of quotations from the primary market in which they trade. The value of foreign securities are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if values have been materially affected by events occurring after the close of a foreign market, the security will be valued at fair value as determined in good faith by SAM or BIAM under procedures established by and under general supervision of the Common Stock Trust's Board of Trustees.

                                    -- 63 --

Options that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Forward contracts are valued at the current cost of covering or offsetting such contracts.

PORTFOLIO VALUATION FOR THE FIXED-INCOME FUNDS

For each of the Fixed-Income Funds, except the Money Market Fund, securities are valued based on consideration of information with respect to transactions in similar securities, quotations from dealers, and various relationships between securities. Valuations of a Fixed-Income Fund's portfolio securities calculated in a like manner may be obtained from a pricing service. Investments for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of each Fixed-Income Fund's respective Trust's Board of Trustees.

Like most money market funds, the Money Market Fund values the securities it owns on the basis of amortized cost. The Money Market Fund may use amortized cost valuation as long as the Money Market Trust's Board of Trustees determines that it fairly reflects market value. Amortized cost valuation involves valuing a security at its cost and adding or subtracting, ratably to maturity, any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps the Money Market Fund maintain a stable $1.00 share price.

The NAV of the Class B shares of each Fund will generally be lower than the NAV of Class A shares of the same Fund because of the higher expenses borne by the Class B shares. The NAVs of the Class A and Class B shares of a Fund also may differ due to differing allocations of class-specific expenses. The NAVs of the Class A and Class B shares of a Fund will tend to converge, however, immediately after the payment of dividends.

Call 1-800-463-8794 for 24-hour price information.

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS

Each Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993, and is authorized to issue an unlimited number of shares of beneficial interest. The Board of Trustees of each Trust may establish additional series or classes of shares of the Trust without approval of shareholders.

In addition to Class A and Class B shares, each Fund also offers No-Load Class shares through a separate prospectus to investors who purchase shares directly from SAFECO Securities. No-Load Class shares are sold without a front-end sales charge or CDSC and are not subject to Rule 12b-1 fees. Accordingly, the performance of No-Load Class shares will differ from that of Class A or Class B shares. For more information about No-Load Class shares of each Fund, please call 1-800-624-5711.

Each share of a Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, due to the differing expenses borne by the three classes, dividends and liquidation proceeds for each Class of shares will likely differ. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

The Trusts do not intend to hold annual meetings of shareholders of the Funds. The Trustees of a Trust will call a special meeting of shareholders of a Fund of that Trust only if required under the Investment Company Act of 1940 ("1940 Act"), in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of a Fund or a Class entitled to vote. Separate votes are taken by each Class of shares, Fund, or Trust if a matter affects only that Class of shares, Fund, or Trust, respectively.

                                    -- 64 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS (CONTINUED)

Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, each Trust Instrument requires that every written obligation of the Trust or a Fund thereof contain a statement that such obligation may be enforced only against the assets of that Trust or Fund, and generally provides for indemnification out of property of that Trust or Fund of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

Because the Trusts use a combined Prospectus, it is possible that a Fund might become liable for a misstatement about the series of another Trust contained in this Prospectus. The Boards of Trustees have considered this factor in approving the use of a single combined Prospectus.

SAM is the investment adviser for each Fund under an agreement with each Trust. Under each agreement, SAM is responsible for the overall management of each Trust's and each Fund's business affairs. SAM provides investment research, advice, management and supervision to each Trust and each Fund, and, consistent with each Fund's investment objectives and policies, SAM determines what securities will be purchased, retained or sold by each Fund and implements those decisions. Each Fund pays SAM an annual management fee based on a percentage of that Fund's net assets ascertained each business day and paid monthly in accordance with the schedules below. A reduction in the fees paid by a Fund occurs only when that Fund's net assets reach the dollar amounts of the break points and applies only to the assets that fall within the specified range:

     GROWTH, EQUITY AND INCOME FUNDS

NET ASSETS                    ANNUAL FEE
$0 - $100,000,000              .75 of 1%
$100,000,001 - $250,000,000    .65 of 1%
$250,000,001 - $500,000,000    .55 of 1%
Over $500,000,000              .45 of 1%


             NORTHWEST FUND

NET ASSETS                    ANNUAL FEE
$0 - $250,000,000              .75 of 1%
$250,000,001 - $500,000,000    .65 of 1%
$500,000,001 - $750,000,000    .55 of 1%
Over $750,000,000              .45 of 1%

        BALANCED AND VALUE FUNDS

NET ASSETS                    ANNUAL FEE
$0 - $250,000,000              .75 of 1%
$250,000,001 - $500,000,000    .65 of 1%
Over $500,000,000              .55 of 1%


                                    -- 65 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS (CONTINUED)

           INTERNATIONAL FUND

NET ASSETS                    ANNUAL FEE
$0 - $250,000,000             1.10 of 1%
$250,000,001 - $500,000,000   1.00 of 1%
Over $500,000,000              .90 of 1%


           SMALL COMPANY FUND

NET ASSETS                    ANNUAL FEE
$0 - $250,000,000              .85 of 1%
$250,000,001 - $500,000,000    .75 of 1%
Over $500,000,000              .65 of 1%

       INTERMEDIATE TREASURY FUND

NET ASSETS                    ANNUAL FEE
$0 - $250,000,000              .55 of 1%
$250,000,001 - $500,000,000    .45 of 1%
$500,000,001 - $750,000,000    .35 of 1%
Over $750,000,000              .25 of 1%

             HIGH-YIELD FUND

NET ASSETS                    ANNUAL FEE
$0 - $250,000,000              .65 of 1%
$250,000,001 - $500,000,000    .55 of 1%
$500,000,001 - $750,000,000    .45 of 1%
Over $750,000,000              .35 of 1%

            MANAGED BOND FUND

NET ASSETS                    ANNUAL FEE
$0 - $100,000,000              .50 of 1%
$100,000,001 - $250,000,000    .40 of 1%
Over $250,000,000              .35 of 1%

            MONEY MARKET FUND

NET ASSETS                    ANNUAL FEE
$0 - $250,000,000              .50 of 1%
$250,000,001 - $500,000,000    .40 of 1%
$500,000,001 - $750,000,000    .30 of 1%
Over $750,000,000              .25 of 1%


                                    -- 66 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS (CONTINUED)

   MUNICIPAL BOND AND CALIFORNIA FUNDS

NET ASSETS                    ANNUAL FEE
$0 - $100,000,000              .55 of 1%
$100,000,001 - $250,000,000    .45 of 1%
$250,000,001 - $500,000,000    .35 of 1%
Over $500,000,000              .25 of 1%


             WASHINGTON FUND

NET ASSETS                    ANNUAL FEE
$0 - $250,000,000              .65 of 1%
$250,000,001 - $500,000,000    .55 of 1%
$500,000,001 - $750,000,000    .45 of 1%
Over $750,000,000              .35 of 1%


A Trust and each Fund thereof will bear all expenses of their organization, operations and business not specifically assumed by SAM under each Fund's management contract. Such expenses may include, among others, custody and accounting expenses, transfer agency and related expenses, distribution and shareholder servicing expenses, expenses related to preparing, printing and delivering prospectuses and shareholder reports, the expenses of holding shareholders' meetings, legal fees, the compensation of non-interested trustees of the Trusts, brokerage, taxes and extraordinary expenses.

With respect to the International Fund, SAM has a sub-advisory agreement with the Sub-Adviser. The Sub-Adviser was established in 1987. The Sub-Adviser is a direct, wholly owned subsidiary of the Bank of Ireland Asset Management Limited and is an indirect, wholly owned subsidiary of Bank of Ireland. Bank of Ireland and its affiliates managed assets for clients worldwide in excess of $26 billion as of December 31, 1997. The Sub-Adviser has its headquarters at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. Because the Sub-Adviser is doing business from a location within the United States, investors will be able to effect service of legal process within the United States upon the Sub-Adviser, under federal securities laws in United States courts. However, the Sub-Adviser is a foreign organization and maintains a substantial portion of its assets outside the United States. Therefore, the ability of investors to enforce judgments against the Sub-Adviser may be affected by the willingness of foreign courts to enforce judgments of U.S. courts.

Under the agreement, the Sub-Adviser is responsible for providing investment research and advice used to manage the investment portfolio of the International Fund. In return, SAM (and not the International Fund) pays the Sub-Adviser a fee in accordance with the schedule below:


NET ASSETS                    ANNUAL FEE
$0 - $50,000,000               .60 of 1%
$50,000,001 - $100,000,000     .50 of 1%
Over $100,000,000              .40 of 1%


The parent company of the Sub-Adviser, Bank of Ireland Asset Management Limited, is a direct, wholly owned subsidiary of the Bank of Ireland, which engages in the investment advisory business and is located at 26 Fitzwilliam Place, Dublin, Ireland. The Bank of Ireland is a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services, and is located at Lower Baggot Street, Dublin, Ireland.

                                    -- 67 --

INFORMATION ABOUT SHARE OWNERSHIP AND COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS (CONTINUED)

The distributor of the Class A and Class B shares of each Fund under an agreement with each Trust is SAFECO Securities, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

The transfer, dividend disbursement and shareholder servicing agent for the Class A and Class B shares of each Fund under an agreement with each Trust is SAFECO Services. SAFECO Services receives a fee from each Fund for every shareholder account held in the Fund. SAFECO Services may enter into subcontracts with registered broker-dealers, third-party administrators and other qualified service providers that generally perform shareholder, administrative, and/or accounting services which would otherwise be provided by SAFECO Services. Fees incurred by a Fund for these services will not exceed the transfer agency fee payable to SAFECO Services. Any distribution expenses associated with these arrangements will be borne by SAM.

SAM, SAFECO Securities and SAFECO Services are wholly owned subsidiaries of SAFECO Corporation (a holding company whose primary subsidiaries are engaged in insurance and financial services businesses). SAFECO Securities and SAFECO Services are each located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

As interpreted by courts and administrative agencies, the Glass-Steagall Act and other applicable laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of each Trust's management, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing services for investment companies. Banks or other depository institutions may be subject to various state laws regarding such services, and may be required to register as dealers pursuant to state law.

DISTRIBUTION PLANS

Each Trust, on behalf of the Class A and Class B shares of each Fund, has entered into a Distribution Agreement (each an "Agreement") with SAFECO Securities. Each Trust has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Class A and Class B shares of each Fund (the "Plans"). Pursuant to the Plans, each Class pays SAFECO Securities a quarterly service fee, at the annual rate of 0.25% of the aggregate average daily net assets of the class. Class B shares also pay SAFECO Securities a quarterly distribution fee at the annual rate of 0.75% of the aggregate average daily net assets of the Class B shares. Although the Money Market Trust has adopted Plans with respect to the Class A and Class B shares of the Money Market Fund, the Money Market Trust's Board of Trustees and SAFECO Securities have agreed not to implement the Plans at this time. Thus, the Class A and Class B shares of the Money Market Fund do not currently pay service or distribution fees to SAFECO Securities under the Money Market Fund Plans. The Money Market Fund Plans will not be implemented unless authorized by the Money Market Trust's Board of Trustees.

Under the Plans, SAFECO Securities will use the service fees primarily to compensate persons selling shares of the Funds for the provision of personal service and/or the maintenance of shareholder accounts. SAFECO Securities will use the distribution fees under the Class B Plan to offset the commissions it pays to broker-dealers, banks or other financial institutions for selling each Fund's Class B shares. In addition, SAFECO Securities will use the distribution fees under the Class B Plan to offset each Fund's marketing costs attributable to the Class B shares, such as preparation of sales literature, advertising and printing and distributing prospectuses and other shareholder materials to prospective investors. SAFECO Securities also may use the distribution fee to pay other costs allocated to SAFECO Securities' distribution activities, including acting as shareholder of record, maintaining account records and other overhead expenses.

SAFECO Securities will receive the proceeds of the initial sales charges paid upon the purchase of Class A shares and the CDSCs paid upon applicable redemptions of Class B shares and may use these proceeds for any of the distribution expenses

                                    -- 68 --
described above. The amount of sales charges reallowed to broker-dealers, banks or other financial institutions who sell Class A shares will equal the percentage of the amount invested in accordance with the schedule set forth in "Purchasing Class A Shares." SAFECO Securities, out of its own resources, will pay a brokerage commission equal to 4.00% of the amount invested to broker-dealers, banks and other financial institutions who sell Class B shares. Broker-dealers, banks and other financial institutions who sell Class B shares of the Money Market Fund will receive the 4.00% brokerage commission at the time the shareholder exchanges his or her Class B Money Market Fund shares for Class B shares of another Fund.

During the period they are in effect, the Plans and related Agreements obligate the Class A and Class B shares of the Funds to which they relate to pay service and distribution fees to SAFECO Securities as compensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if SAFECO Securities' expenses exceed its service or distribution fees for any class, the Class will not be obligated to pay more than those fees and, if SAFECO Securities' expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund that has implemented a Rule 12b-1 Plan will pay the service and distribution fees to SAFECO Securities until either the applicable Plan or Agreement is terminated or not renewed.

PERSONS CONTROLLING CERTAIN FUNDS


At April 3, 1998, SAM, a Washington corporation and a wholly owned subsidiary of SAFECO Corporation, controlled the International, Balanced and Value Funds.



At April 3, 1998, SAFECO Insurance Company of America ("SAFECO Insurance") controlled the Intermediate Treasury and Washington Funds. SAFECO Insurance is a Washington corporation and a wholly owned subsidiary of SAFECO Corporation.



At April 3, 1998, SAM controlled the Managed Bond Fund.


SAFECO Corporation and SAFECO Insurance each has its principal place of business at SAFECO Plaza, Seattle, Washington 98185. SAM has its principal place of business at Two Union Square, 25th Floor, Seattle, Washington 98101.

PERFORMANCE INFORMATION

The yield, total return and average annual total return of each Class of a Fund may be quoted in advertisements. For each Fund, except the Money Market Fund, yield is the annualization on a 360-day basis of a Class net income per share over a 30-day period divided by the Class net asset value per share on the last day of the period. The formula for the yield calculation is defined by regulation. Consequently, the rate of actual income distributions paid by the Funds may differ from quoted yield figures. Total return is the total percentage change in an investment in a Class of a Fund, assuming the reinvestment of dividend and capital gain distributions, over a stated period of time. Average annual total return is the annual percentage change in an investment in a Class of a Fund, assuming the reinvestment of dividends and capital gain distributions, over a stated period of time. Performance quotations are calculated separately for each Class of a Fund. Standardized returns for Class A shares reflect deduction of the Fund's maximum initial sales charge at the time of purchase, and standardized returns for Class B shares reflect deduction of the applicable CDSC imposed on a redemption of shares held for the period. SAM currently anticipates that the U.S. Value Fund's portfolio turnover will not exceed 100%. A Fund's portfolio turnover rate will vary from year to year. A higher portfolio turnover rate involves correspondingly higher transaction costs in the form of broker commissions and dealer spreads and other costs that a Fund will bear directly.

For the Money Market Fund, yield is the annualization on a 365-day basis of the Fund's net income over a 7-day period. Effective yield is the annualization, on a 365-day basis, of the Money Market Fund's net income over a 7-day period with

                                    -- 69 --
dividends reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The formula for yield and tax-equivalent yield is defined by regulation. Consequently, the rate of actual income distributions paid by the Funds may differ from quoted yield figures.

From time to time, a Fund may advertise rankings. Rankings are calculated by independent companies that monitor mutual fund performance (E.G., CDA Investment Technologies, Lipper Analytical Services, Inc., and Morningstar, Inc.) and are reported periodically in national financial publications such as BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S BUSINESS DAILY, MONEY Magazine, and THE WALL STREET JOURNAL. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways, including but not necessarily limited to, different time periods and different initial investment amounts. Each Fund may also compare its performance to the performance of relevant indices.

Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results. Except for the Money Market Fund, the yield and share price of each Class of a Fund will fluctuate, and your shares, when redeemed, may be worth more or less than you originally paid for them.

FUND DISTRIBUTIONS AND HOW THEY ARE TAXED

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fixed-Income Funds declare dividends on each business day and pay them on the last business day of each month; the Equity, Income, Balanced, and Value Funds declare and pay dividends on the last business day of each calendar quarter; and the Growth, Northwest, International, and Small Company Funds declare and pay dividends annually. Each Fund declares dividends from net investment income (which includes accrued dividends and interest, earned discount, and other income earned on portfolio securities less expenses). Shares of each Fund become entitled to receive dividends on the next business day after they are purchased for your account. Except with respect to the Stock Funds, if you request redemption of all your shares at any time during a month, you will receive all declared dividends through the date of redemption, together with the proceeds of the redemption.

Dividends and other distributions paid by a Fund on each Class of its shares are calculated at the same time in the same manner. However, except for the Money Market Fund, because of the higher Rule 12b-1 service and distribution fees associated with Class B shares, the dividends paid by a Fund on its Class B shares will be lower than those paid on its Class A shares.

Your dividends and other distributions are reinvested in additional shares of the distributing Fund at net asset value per share, generally determined as of the close of business on the ex-distribution date, unless you elect in writing to receive dividends and/or other distributions in cash and that election is provided to SAFECO Services at the address on the first page of this Prospectus. The election remains in effect until revoked by written notice to SAFECO Services. For retirement accounts, all dividends and other distributions declared by a Fund must be invested in additional shares of that Fund.

States generally treat the pass-through of interest earned on U.S. Treasury securities and other direct obligations of the U.S. Government as tax free income in the calculation of their state income tax. This treatment may be dependent upon the maintenance of certain percentages of fund ownership in these securities. The Intermediate Treasury Fund will invest primarily in these securities, while the other Funds may occasionally invest a portion of their portfolios in these securities.

Please remember that, if you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the price back as a taxable distribution.

                                    -- 70 --

TAXES

Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent it distributes its net investment income and realized capital gains to its shareholders. Each Fund will inform you as to the amount and nature of dividends and other distributions to your account. Dividends and other distributions declared in December, but received by shareholders in January, are taxable to shareholders in the year in which declared.

When you sell (redeem) shares, it may result in a taxable gain or loss. This depends upon whether you receive more or less than your adjusted basis for the shares (which normally takes into account any initial sales charge paid on Class A shares). An exchange of any Fund's shares for shares of another Fund generally will have similar tax consequences.

Special rules apply when you dispose of Class A shares of a Fund (except the Money Market Fund) through a redemption or exchange within 60 days after your purchase thereof and subsequently reacquire Class A shares of the same Fund or acquire Class A shares of another Fund without paying a sales charge due to the exchange privilege or reinstatement privilege. See "How to Purchase Shares -- Reinstatement Privilege" and "How to Exchange Shares from One Fund to Another" for more information. In these cases, any gain on the disposition of the original Class A shares will be increased, or any loss decreased, by the amount of the sales charge paid when you acquired those shares, and that amount will increase the basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund (whether pursuant to the reinstatement privilege or otherwise) within thirty days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or part of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL CONSIDERATIONS FOR THE TAX-EXEMPT INCOME FUNDS

TAXES

Each Tax-Exempt Income Fund intends to continue to qualify for favorable tax treatment as a "regulated investment company" under the Internal Revenue Code ("Code") so as to be able to pay dividends that are exempt from federal personal income taxes. The portion of dividends representing net short-term capital gains, however, is not exempt and will be treated as taxable dividends for federal income tax purposes. In addition, income which is derived from purchasing certain bonds below their issued price after April 30, 1993, will be treated as ordinary income for federal income tax purposes.

A portion of a Tax-Exempt Income Fund's assets may from time to time be temporarily invested in fixed-income obligations, the interest on which when distributed to the Fund's shareholders will be subject to federal income taxes. As a matter of non-fundamental investment policy, the Tax-Exempt Income Funds will not purchase so-called "non-essential or private activity" bonds, the interest on which would constitute a preference item for shareholders in determining their alternative minimum tax.

The excess of net long-term capital gains realized by a Tax-Exempt Income Fund over net short-term capital loss on portfolio transactions does not necessarily result in exemption under other federal, state or local income taxes. Shareholders of each Tax-Exempt Income Fund should bear in mind that they may be subject to other taxes. If a shareholder buys shares of a Tax-Exempt Income Fund and sells them at a loss within six months, such loss for federal income tax purposes will be disallowed to the extent of the tax-exempt interest component of dividends received during such six-month period. If a shareholder buys shares of a Tax-Exempt Income Fund and sells them at a loss within six months, to the extent not disallowed in the previous paragraph and to the extent of any long-term capital gains distributions, the loss will be treated as a long-term capital loss for federal income tax purposes. Individuals who receive Social Security benefits must use the amount of income dividends received from each of the Tax-Exempt Income Funds in determining the amount of any federal income tax due on such benefits. Under the Code, the tax effect on individuals of receiving dividends from any of the Tax-Exempt Income Funds is substantially different from the tax effect on other types of shareholders.

                                    -- 71 --

CALIFORNIA FUND

The California Fund intends to pay dividends that are exempt from California state personal income taxes. This would not include taxable interest paid on temporary investments, if any. Generally, the tax treatment of capital gains under California law is the same as under federal law, but such gains are taxed at the same rates as ordinary income. Capital gains distributions paid by the California Fund are treated as long-term capital gains under California law regardless of how long the shares have been held. Redemptions and exchanges of the California Fund may result in a capital gain or loss for California income tax purposes. Under California law, the dividend income from California municipal bonds is exempt from the California personal income tax applicable to individual shareholders but is fully taxable for purposes of the California franchise tax applicable to most corporate shareholders. Shares of the California Fund will not be subject to the California property tax.

WASHINGTON FUND

Currently, the State of Washington has no state personal income tax. Should Washington state enact a personal income tax, there can be no assurance that income from the Washington Fund's portfolio securities which is distributed to shareholders would be exempt from such a tax.

TAX WITHHOLDING INFORMATION

You will be asked to certify on your account application or on a separate form that the taxpayer identification number you provide is correct and that you are not subject to, or are exempt from, backup withholding for previous underreporting to the Internal Revenue Service.

Retirement plan distributions may be subject to federal income tax withholding. However, you may elect not to have any distributions withheld by checking the appropriate box on the Redemption Request form or by instructing SAFECO Services in writing at the address on the first page of this Prospectus.

If the International Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

The foregoing is only a summary of some of the important tax considerations generally affecting each Fund and its shareholders; see the Trusts' Statement of Additional Information for a further discussion. There may be other federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your tax adviser.

TAX-DEFERRED RETIREMENT PLANS

SAFECO Services offers a variety of tax-deferred retirement plans for individuals, businesses, and nonprofit organizations. An account may be established under one of the following plans which allow you to defer investment income from federal income tax while you save for retirement. Many of the Funds (other than the Tax-Exempt Income Funds) may be used as investment vehicles for these plans.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). The maximum annual contribution generally is $2,000 per person. An annual custodial fee will be charged for any part of a calendar year in which you have an IRA investment in a Fund.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP-IRAS). SEP-IRAs are easily administered retirement plans for small businesses and self-employed individuals. Annual contributions up to the lesser of $24,000 or 15% of compensation may be made to SEP-IRA accounts; the annual contribution limit is subject to change. SEP-IRAs have the same investment minimums and custodial fees as regular IRAs.

                                    -- 72 --

403(B) PLANS. 403(b) plans are retirement plans for tax-exempt organizations and school systems to which both employers and employees may contribute. Minimum investment amounts are negotiable.

401(K) PLANS. 401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. SAFECO Services offers a low-cost administration package that includes a prototype plan, record keeping, testing, and employee communications. Minimum investment amounts are negotiable.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS. Each plan allows corporations, partnerships, and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan to maximize contributions. SAFECO Services offers an administration package for these plans. Minimum investment amounts are negotiable.

For information about the above accounts and plans, please contact your investment professional, or call 1-800-278-1985. For a description of federal income tax withholding on distributions from these accounts and plans, see "Fund Distributions and How They Are Taxed -- Tax Withholding Information."

ACCOUNT STATEMENTS

Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting your account. Confirmation statements will be sent to you after each transaction that affects your account balance. Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services will consider the transactions listed on the confirmation statement to be correct.

ACCOUNT CHANGES AND SIGNATURE REQUIREMENTS

Changes to your account registration or the services you have selected must be in writing and signed by the number of owners specified on your account application as having authority to make these changes. Send written changes to the broker-dealer, bank or other financial institution where your account is maintained. (Changes made to accounts maintained at SAFECO Services should be sent to the address on the first page of this Prospectus.) Certain changes to the Automatic Investment Method and Systematic Withdrawal Plan can be made by telephone request if you have previously selected single signature authorization for your account.

You must specify on your account application the number of signatures required to authorize redemptions and exchanges and to change account registration or the services selected. Authorizing fewer than all account owners has important implications. For example, one owner of a joint tenant account can redeem money without the co-owner's signature. If you do not indicate otherwise on the application, the signatures of all account owners will be required to effect a transaction. Your selection of fewer than all account owner signatures may be revoked by any account owner who writes to SAFECO Services or the financial institution where your account is maintained.

The broker-dealer, bank or financial institution where your account is maintained or SAFECO Services may require a signature guarantee for a signature that cannot be verified by comparison to the signature(s) on your account application. A signature guarantee may be obtained from most financial institutions, including banks, savings and loans, and broker-dealers.

                                    -- 73 --

DESCRIPTION OF STOCKS, BONDS AND CONVERTIBLE SECURITIES

COMMON STOCKS represent equity interest in a corporation. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. Smaller companies are especially sensitive to these factors.

PREFERRED STOCKS are equity securities whose owners have a claim on a company's earnings and assets before holders of common stock, but after debt holders. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks.

BONDS AND OTHER DEBT SECURITIES are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The value of bonds and other debt securities will normally vary inversely with interest rates. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

CONVERTIBLE SECURITIES are debt or preferred stock which is convertible into or exchangeable for common stock. The value of convertible corporate bonds will normally vary inversely with interest rates and the value of convertible corporate bonds and convertible preferred stock will normally vary with the value of the underlying common stock.

DESCRIPTION OF RATINGS

Ratings by Moody's and S&P represent their respective opinions as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

COMMERCIAL PAPER RATINGS

MOODY'S. Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Issuers rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. Issuers rated Prime-3 have an acceptable ability for the repayment of senior short-term debt obligations.

S&P. For issues designated A-1 the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For issuers designated A-2 capacity for timely payment is satisfactory. Issuers designated A-3 have adequate capacity for timely payment.

DEBT RATINGS

Moody's

INVESTMENT GRADE:

AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                                    -- 74 --

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated Baa are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BELOW INVESTMENT GRADE:

BA -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds which are rated Caa have poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated Class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P

INVESTMENT GRADE:

AAA -- Debt which is rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt which is rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -- Debt which is rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BELOW INVESTMENT GRADE:

BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

                                    -- 75 --

D -- Debt rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


MUNICIPAL NOTES AND OTHER SHORT-TERM OBLIGATION RATINGS

MOODY'S. Moody's rates municipal notes and other short-term obligations using Moody's Investment Grade ("MIG").

MIG-1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3 -- This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P. Ratings for municipal notes and other short-term obligations are designated by S&P's note rating. S&P's note rating reflects the liquidity concerns and market-access risk unique to notes. Notes due in three years or less will likely receive a note rating.

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                                    -- 76 --

DEBT SECURITIES HOLDINGS

INCOME FUND

The weighted average ratings of all debt securities held by the Income Fund, expressed as a percentage of total investments held during the year ended December 31, 1997, were as follows:

MOODY'S                           %         S&P                               %
------------------------------  -----       ------------------------------  -----
                                INVESTMENT GRADE
---------------------------------------------------------------------------------
Aaa                                --       AAA                                --
Aa                                 --       AA                                 --
A                                 .99%      A                                 .99%
Baa                              1.16%      BBB                              1.16%

                             BELOW INVESTMENT GRADE
---------------------------------------------------------------------------------
Ba                                  0%      BB                                  0%
B                                5.62%      B                               10.86%
Caa                                --       CCC                                 0%
Ca                                 --       CC                                 --
C                                  --       C                                  --
                                            D                                  --
Not Rated, but determined to                Not Rated, but determined to
  be investment grade              --         be investment grade              --
Not Rated, but determined to                Not Rated, but determined to
  be below investment grade       6.7%        be below investment grade      1.48%

                                    -- 77 --

HIGH-YIELD FUND

The weighted average ratings of all fixed-income securities, expressed as a percentage of total investments held by the High-Yield Bond during the year ended December 31, 1997, were as follows:

MOODY'S                           %         S&P                               %
------------------------------  -----       ------------------------------  -----
                                INVESTMENT GRADE
---------------------------------------------------------------------------------
Aaa                                --       AAA                                --
Aa                                 --       AA                                 --
A                                  --       A                                  --
Baa                                 0%      BBB                                --

                             BELOW INVESTMENT GRADE
---------------------------------------------------------------------------------
Ba                              14.77%      BB                              11.99%
B                               56.98%      B                               63.58%
Caa                                 0%      CCC                                 0%
Ca                                 --       CC                                  0%
C                                  --       C                                  --
                                            D                                  --
Not Rated, but determined to                Not Rated, but determined to
  be investment grade              --         be investment grade              --
Not Rated, but determined to                Not Rated, but determined to
  be below investment grade     20.20%        be below investment grade     16.37%

                                    -- 78 --

SAFECO FAMILY OF FUNDS

STABILITY OF PRINCIPAL

  SAFECO Money Market Fund

BOND INCOME

  SAFECO Intermediate-Term U.S. Treasury Fund
  SAFECO High-Yield Bond Fund
  SAFECO Managed Bond Fund

TAX-FREE BOND INCOME

  SAFECO Municipal Bond Fund
  SAFECO California Tax-Free Income Fund
  SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME WITH LONG-TERM GROWTH

  SAFECO Income Fund

LONG TERM GROWTH

  SAFECO Growth Fund
  SAFECO Equity Fund
  SAFECO Northwest Fund
  SAFECO International Stock Fund
  SAFECO Balanced Fund
  SAFECO Small Company Stock Fund
  SAFECO U.S. Value Fund

FOR MORE COMPLETE INFORMATION ON CLASS A OR CLASS B SHARES OF ANY SAFECO MUTUAL FUND, INCLUDING MANAGEMENT FEES AND EXPENSES, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL.

NATIONWIDE: 1-800-528-6501
  Extension 1 for Shareholder Services
  Extension 2 for Dealer Services
  Extension 3 for the Automated Information Line

      MAILING ADDRESS:

      SAFECO Mutual Funds
      Advisor Class Shares
      P.O. Box 34890
      Seattle, WA 98124-1890

      EXPRESS/OVERNIGHT MAIL:

      SAFECO Mutual Funds
      Advisor Class Shares
      4333 Brooklyn Avenue N.E.
      Seattle, WA 98105

      DISTRIBUTOR:

      SAFECO Securities, Inc.

PROSPECTUS

April 30, 1998

SAFECO GROWTH FUND
SAFECO EQUITY FUND
SAFECO INCOME FUND
SAFECO NORTHWEST FUND
SAFECO INTERNATIONAL STOCK FUND
SAFECO BALANCED FUND
SAFECO SMALL COMPANY STOCK FUND
SAFECO U.S. VALUE FUND
SAFECO INTERMEDIATE-TERM
      U.S. TREASURY FUND
SAFECO HIGH-YIELD BOND FUND
SAFECO MANAGED BOND FUND
SAFECO MUNICIPAL BOND FUND
SAFECO CALIFORNIA TAX-FREE INCOME FUND
SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
SAFECO MONEY MARKET FUND
      CLASS A
      CLASS B

NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ANY TRUST, ANY FUND, OR BY SAFECO SECURITIES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY ANY TRUST, ANY FUND, OR BY SAFECO SECURITIES IN ANY STATE IN WHICH SUCH OFFER OR SOLICITATION MAY NOT LAWFULLY BE MADE.


                                             GMF 4111 4/98

    [LOGO]
                                Printed on Recycled Paper.
           -Registered Trademark- Registered trademark of SAFECO
                                                     Corporation

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                             SAFECO COMMON STOCK TRUST:
                                 SAFECO GROWTH FUND
                                 SAFECO EQUITY FUND
                                 SAFECO INCOME FUND
                               SAFECO NORTHWEST FUND
                                SAFECO BALANCED FUND
                          SAFECO INTERNATIONAL STOCK FUND
                          SAFECO SMALL COMPANY STOCK FUND
                               SAFECO U.S. VALUE FUND

                             SAFECO TAXABLE BOND TRUST:
                    SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                            SAFECO HIGH-YIELD BOND FUND

                             SAFECO MANAGED BOND TRUST:
                              SAFECO MANAGED BOND FUND

                           SAFECO TAX-EXEMPT BOND TRUST:
                             SAFECO MUNICIPAL BOND FUND
                       SAFECO CALIFORNIA TAX-FREE INCOME FUND
                    SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

                             SAFECO MONEY MARKET TRUST:
                              SAFECO MONEY MARKET FUND

                                  ADVISOR CLASS A
                                  ADVISOR CLASS B

                        Statement of Additional Information


This Statement of Additional Information relates to the Advisor Class A ("Class A") and Advisor Class B ("Class B") shares of the Funds listed above (each a "Fund"). This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Class A and Class B shares of the Funds, which may be obtained by writing SAFECO Mutual Funds, Class A and Class B Shares, P.O. Box 34890, Seattle, Washington 98124-1890, or by calling TOLL FREE: 1-800-463-8791.


The date of the most current Prospectus to which this Statement of Additional Information relates is April 30, 1998.


The date of this Statement of Additional Information is April 30, 1998.


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TABLE OF CONTENTS


OVERVIEW OF INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . .  3
INVESTMENT POLICIES OF THE STOCK FUNDS . . . . . . . . . . . . . . . . . .  4
INVESTMENT POLICIES OF THE BOND FUNDS. . . . . . . . . . . . . . . . . . . 29
INVESTMENT POLICIES OF THE MANAGED BOND FUND . . . . . . . . . . . . . . . 32
INVESTMENT POLICIES OF THE TAX-EXEMPT BOND FUNDS . . . . . . . . . . . . . 36
INVESTMENT POLICIES OF THE MONEY MARKET FUND . . . . . . . . . . . . . . . 41
ADDITIONAL INVESTMENT INFORMATION. . . . . . . . . . . . . . . . . . . . . 43
SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS. . . . . . . . . . . . . . . 65
SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 66
INVESTMENT RISKS OF CONCENTRATION IN CALIFORNIA AND WASHINGTON ISSUERS . . 68
PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS. . . . . . . . . . . . . . . . . . 78
ADDITIONAL TAX INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . 79
CONVERSION OF CLASS B SHARES . . . . . . . . . . . . . . . . . . . . . . . 83
ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE . . . . 84
ADDITIONAL PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . 85
ADDITIONAL INFORMATION ON DIVIDENDS FOR THE MONEY MARKET FUND. . . . . . . 97
TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . . 97
INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . . . .104
BROKERAGE PRACTICES. . . . . . . . . . . . . . . . . . . . . . . . . . . .115
REDEMPTION IN KIND . . . . . . . . . . . . . . . . . . . . . . . . . . . .117
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .117
DESCRIPTION OF RATINGS . . . . . . . . . . . . . . . . . . . . . . . . . .119

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OVERVIEW OF INVESTMENT POLICIES

SAFECO Growth Fund ("Growth Fund"), SAFECO Equity Fund ("Equity Fund"), SAFECO Income Fund ("Income Fund"), SAFECO Northwest Fund ("Northwest Fund"), SAFECO Balanced Fund ("Balanced Fund"), SAFECO International Stock Fund ("International Fund"), SAFECO Small Company Stock Fund ("Small Company Fund") and SAFECO U.S. Value Fund ("Value Fund") (collectively, "Stock Funds") are each a series of the SAFECO Common Stock Trust ("Common Stock Trust").

SAFECO Intermediate-Term U.S. Treasury Fund ("Intermediate Treasury Fund") and SAFECO High-Yield Bond Fund ("High-Yield Bond Fund") (collectively, "Bond Funds") are series of the SAFECO Taxable Bond Trust ("Taxable Bond Trust"). The SAFECO Managed Bond Fund ("Managed Bond Fund") is the only series of SAFECO Managed Bond Trust ("Managed Bond Trust").

SAFECO Municipal Bond Fund ("Municipal Fund"), SAFECO California Tax-Free Income Fund ("California Fund") and SAFECO Washington State Municipal Bond Fund ("Washington Fund") (collectively, the "Tax-Exempt Bond Funds") are series of SAFECO Tax-Exempt Bond Trust ("Tax-Exempt Bond Trust").

SAFECO Money Market Fund ("Money Market Fund") is a series of SAFECO Money Market Trust ("Money Market Trust").

The investment policies of each Fund are described in the Prospectus and this Statement of Additional Information. These policies state the investment practices that the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (E.G., common stock, U.S. Government securities or bonds) a Fund may purchase are also disclosed in the Prospectus. Before a Fund purchases a security that the following policies permit, but which is not currently described in the Prospectus, the Prospectus will be amended or supplemented to identify or describe the security. If a policy's percentage limitation is adhered to immediately after and as a result of an investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation (except to the extent the change may impact a Fund's borrowing limit).

With respect to the investment restrictions of the Tax-Exempt Bond Funds, the entity that has the ultimate responsibility for the payment of interest and principal on a particular security generally is deemed to be its issuer for purposes of the Tax-Exempt Bond Funds' investment policies. The identification of the issuer of a tax-exempt security for purposes of diversification depends on the terms and conditions of the security. For example, when the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer for diversification purposes. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer for purposes of diversification. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security which must be valued and included in each Tax-Exempt Bond Fund's five percent (5%) limitation on investments in one issuer.

Each Fund's fundamental policies may not be changed without the approval of a "majority of its outstanding voting securities," as defined by the Investment Company Act of 1940, as amended ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, of (i) 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

Non-fundamental policies may be changed without shareholder approval.

INVESTMENT POLICIES OF THE STOCK FUNDS

GROWTH FUND

FUNDAMENTAL INVESTMENT POLICIES

The Growth Fund has adopted the following fundamental investment policies. The Growth Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Growth Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Growth Fund.

3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Purchase securities of companies which have a record of less than 3 years of continuous operation, including in such 3 years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Growth Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership or individual proprietorship, if such purchase at the time thereof would cause more than 5% of the Fund's assets to be invested in the securities of such companies.

5. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries.

6. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

7. Make short sales (sales of securities not presently owned), except where the Growth Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

8. Make loans to any person, firm or corporation, but the purchase by the Growth Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Growth Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

9. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Growth Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Growth Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

10. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

11. Purchase for nor retain in its portfolio securities issued by any issuer any of whose officers, directors or security holders is an officer or director of the Growth Fund, if or so long as the officers or trustees of the Growth Fund, together, own beneficially more than five percent (5%) of any class of the securities of such issuer.

12. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Such purchases in the open market will be limited to not more than 5% of the value of the Growth Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

13. Act as underwriter of securities issued by any other person, firm or corporation; however, the Growth Fund may be deemed to be a statutory underwriter as that term is defined in the 1940 Act and the Securities Act of 1933, as amended ("1933 Act"), in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

14. Buy or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts in the ordinary course of business, but this policy shall not be construed as preventing the Growth Fund from acquiring real estate, commodities, commodity contracts or futures contracts through liquidating distributions as a result of the ownership of securities.

15. Participate, on a joint or joint and several basis, in any trading account in securities.

16 Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Growth Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act, or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300% the Growth Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

17. Act as a distributor of securities of which the Growth Fund is the issuer, except through an underwriter (who may be designated as "distributor"), who may act as principal or be an agent of the Growth Fund and may not be obligated to the Growth Fund to sell or take any specific amount of securities.

18. Purchase foreign securities only if (a) such securities are listed on a national securities exchange, and (b) such purchase, at the time thereof, would not cause more than 10% of the total assets of the Growth Fund (taken at market value) to be invested in foreign securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Growth Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The Growth Fund will not buy or sell foreign exchange, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2.   The Growth Fund will not issue long-term debt securities.

3. The Growth Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

4. The Growth Fund will not invest in oil, gas or other mineral exploration, development programs or leases.


5. The Growth Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets.


6. The Growth Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

7. Although the Growth Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 10 above, it will only do so up to ten percent (10%) of its net assets in order to comply with state law.


8. The Growth Fund will not enter into a repurchase agreement for a period longer than 7 days.


9. The Growth Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 12 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument that SAFECO Asset Management Company ("SAM") deems appropriate.

10. The Growth Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than two percent (2%) of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

11. The Growth Fund may invest up to 5% of its total assets in contingent value rights.

12. The Growth Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

13. The Growth Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


14. The Growth Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.


EQUITY FUND

FUNDAMENTAL INVESTMENT POLICIES

The Equity Fund has adopted the following fundamental investment policies. The Equity Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies and instrumentalities) if as a result more than 5% of the value of the Equity Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of the outstanding voting securities of such issuer to be held by the Equity Fund.

3. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions and where the Equity Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

4. Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result more than 25% of the Equity Fund's total assets would be invested in one industry (governmental issues of securities are not considered part of any one industry).

5. Make loans, except through the purchase of a portion or all of an issue of debt or money market securities in accordance with the Equity Fund's investment objective, policies and restrictions or through investments in qualified repurchase agreements; provided, however, that the Equity Fund shall not invest more than 10% of its total assets in qualified repurchase agreements or through qualified loan agreements.

6. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Equity Fund from commercial banks for temporary or emergency purposes and not for investment purposes. The Equity Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

7. Purchase shares of registered investment companies other than real estate investment trusts.

8. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Equity Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be an underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

9. Purchase or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts. This limitation is intended to include ownership of real estate through limited partnerships.

10. Purchase any security for the purpose of acquiring or exercising control or management of the issuer.

11. Purchase puts, calls, straddles, spreads or any combination thereof; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

12. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Equity Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Equity Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%; for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Equity Fund has adopted the following non-fundamental policies which, may be changed without shareholder approval:

1. The Equity Fund will not participate on a joint or joint and several basis in any trading account in securities, except that the Equity Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the Fund's investment adviser or the investment adviser's parent company and any subsidiary thereof.

2. The Equity Fund will not purchase securities of any issuer which with its predecessors has been in operation less than three years, if such purchase would cause more than 5% of the Equity Fund's total assets to be invested in such issuers.

3. The Equity Fund will not trade in foreign currency, except as may be necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

4. The Equity Fund will not purchase securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

5. The Equity Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

6. The Equity Fund will not pledge, mortgage, or hypothecate its portfolio securities to the extent that, at any time, the percentage of pledged securities at market value will exceed 10% of its net assets.


7. The Equity Fund will not enter into a repurchase agreement for a period longer than 7 days.


8. The Equity Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, repurchase agreements (subject to the non-fundamental policy limitations in section 7) or any other short-term instrument SAM deems appropriate.

9. The Equity Fund may invest up to 5% of net assets in warrants purchased at the lower of market or cost, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

10. The Equity Fund may invest up to 10% of its total assets in shares of real estate investment trusts.


11. The Equity Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.


12. The Equity Fund may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

13. The Equity Fund may purchase foreign securities, provided that such purchase at the time thereof would not cause more than ten percent (10%) of the total assets of the Equity Fund taken at market value to be invested in foreign securities.

14. The Equity Fund will not purchase or retain for its portfolio the securities of any issuer, if, to the Fund's knowledge, the officers or trustees of the Fund or its investment adviser

     (who individually own more than 0.5% of the outstanding securities of such issuer), together own more than 5% of such issuer's outstanding securities.

INCOME FUND

FUNDAMENTAL INVESTMENT POLICIES

The Income Fund has adopted the following fundamental investment policies. The Income Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Income Fund.

3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Purchase securities of companies which have a record of less than three years of continuous operation (including in such three years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Income Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership, or individual proprietorship), if such purchase at the time thereof would cause more than 5% of the Income Fund's assets to be invested in the securities of such companies.

5. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries; in no event shall the Income Fund invest more than 25% of its assets in any one industry.

6. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

7. Make short sales (sales of securities not presently owned), except where the Income Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

8. Make loans to any person, firm or corporation, but the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the

     Income Fund, whether or not the purchase was made upon the original issue of the securities, shall not be considered as a loan within the prohibition of this section.

9. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Income Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

10. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

11. Purchase for nor retain in its portfolio securities issued by any issuer, any of whose officers, directors or security holders is an officer or Trustee of the Income Fund, if or so long as the officers or directors of the Income Fund together own beneficially more than five percent (5%) of any class of the securities of such issuer.

12. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except where such purchase, although not made in the open market, is part of a plan of merger or consolidation. Such purchases in the open market shall be limited to not more than five percent (5%) of the value of the Income Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets.

13. Underwrite securities issued by any other person, firm or corporation; however the Income Fund may be deemed a statutory underwriter as that term is defined in the 1940 Act and the 1933 Act in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

14. Buy or sell real estate, (except real estate investment trusts) commodities, commodity contracts or futures contracts.

15. Participate, on a joint or joint and several basis, in any trading account in securities.

16. Purchase foreign securities, unless (a) such securities are listed on a national securities exchange, and (b) such purchase at the time thereof would not cause more than 10% of the total assets of the Income Fund (taken at market value) to be invested in foreign securities.

17. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Income Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Income Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Income Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The Income Fund will not buy or sell foreign exchange, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2.   The Income Fund will not issue long-term debt securities.

3. Although the Income Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 10 above, it will only do so up to 10% of its net assets.

4. The Income Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

5. The Income Fund will not invest in oil, gas or other mineral exploration, development programs or leases.


6. The Income Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets.


7. The Income Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.


8. The Income Fund will not enter into a repurchase agreement for a period longer than 7 days.


9. The Income Fund will invest primarily in common stock and may also invest in convertible and non-convertible bonds and preferred stock.

10. The Income Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 12 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument SAM deems appropriate.

11. The Income Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

12. The Income Fund may invest up to 10% of its total assets in shares of real estate investment trusts.


13. The Income Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.


NORTHWEST FUND

FUNDAMENTAL INVESTMENT POLICIES

The Northwest Fund has adopted the following fundamental investment policies. The Northwest Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets at the time of purchase would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

2. Purchase the securities of any issuer if, as a result, more than 10% of any class of securities of such issuer will be owned by the Fund.

3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

4. Concentrate its investments in particular industries (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) or invest 25% or more of the Fund's total assets in any one industry (governmental issues of securities are not considered part of one industry).

5. Purchase securities on margin, except for short-term credits necessary for the clearance of transactions.

6.   Make short sales (sales of securities not presently owned).

7. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Northwest Fund's investment objective, policies and restrictions or through the purchase of qualified repurchase agreements.

8. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Northwest Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 20% of the value of the Fund's total assets at the time of borrowing. The Northwest Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

9. Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by section 7 above, the Northwest Fund may pledge securities having a market value at the time of pledge not exceeding 10% of the Fund's total assets.

10. Purchase or retain for its portfolio the securities of any issuer, if, to the Northwest Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than 1/2 of 1% of the outstanding securities of such an issuer, together own more than 5% of such outstanding securities.

11. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Northwest Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

12.  Purchase or sell real estate, except real estate investment trusts.

13.  Purchase or sell commodities, commodity contracts or futures contracts.

14. Participate, on a joint or joint-and-several basis, in any trading account in securities, except that the Northwest Fund may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

15. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Northwest Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Northwest Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

16. Purchase from, or sell portfolio securities to, any officer or director, the Northwest Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof, provided, however, that this prohibition shall not prohibit the Northwest Fund from purchasing with the $5,000,000 raised through the sale of 500,000 shares of common stock to SAFECO Insurance Company of America, portfolio securities from subsidiaries of SAFECO Corporation prior to its effective date.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Northwest Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The Northwest Fund will not buy or sell foreign exchange, except as may be necessary to invest the proceeds of the sale of foreign securities in the Fund's portfolio in U.S. dollars.

2.   The Northwest Fund will not issue long-term debt securities.

3. The Northwest Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

4. The Northwest Fund will not invest in oil, gas or other mineral exploration or development programs.


5. The Northwest Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets.


6. The Northwest Fund will not invest more than 5% of its total assets in securities of companies (including predecessor companies) having a record of less than 3 years of continuous operation.

7. The Northwest Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

8. The Northwest Fund will not invest more than 10% of its total assets in qualified repurchase agreements and will not invest in qualified repurchase agreements maturing in more than 7 days.

9. The Northwest Fund will not purchase the securities of any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. The Fund shall not invest more than 10% of its total assets in shares of other investment companies nor invest more than 5% of its total assets in a single investment company.

10. The Northwest Fund may invest in shares of common stock selected primarily for potential appreciation.

11. The Northwest Fund may occasionally invest in securities convertible into common stock when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Fund.

12. The Northwest Fund may invest up to 5% of its net assets in warrants, but shall limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

13. The Northwest Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, shares of no-load, open-end money market funds (subject to the percentage limitations set forth in section 9 above), repurchase agreements (subject to the limitations set forth in section 8 above) or any other short-term instrument that SAM deems appropriate.

14. The Northwest Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.


15. The Northwest Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.


16. The Northwest Fund may purchase foreign securities, provided that such purchase, at the time thereof, would not cause more than 10% of the total assets of the Northwest Fund (at market value) to be invested in foreign securities.

BALANCED FUND

FUNDAMENTAL INVESTMENT POLICIES

The Balanced Fund has adopted the following fundamental investment policies. The Balanced Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Balanced Fund's total assets would be invested in the securities of such issuer or the Balanced Fund would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Balanced Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Balanced Fund may be deemed an underwriter under federal securities laws;

4.   Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Balanced Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Balanced Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Balanced Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The Balanced Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

2. The Balanced Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

3. The Balanced Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

4. The Balanced Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The Balanced Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

6. The Balanced Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market ("Nasdaq") if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

7. The Balanced Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

8. The Balanced Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

9. The Balanced Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

10. The Balanced Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

11. The Balanced Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.


12. The Balanced Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.


13. The Balanced Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

14. The Balanced Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

15. The Balanced Fund will not purchase or sell commodities or commodity contracts.

INTERNATIONAL FUND

FUNDAMENTAL INVESTMENT POLICIES

The International Fund has adopted the following fundamental investment policies. The International Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the International Fund's total assets would be invested in the securities of such issuer or the International Fund would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the International Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the International Fund may be deemed an underwriter under federal securities laws;

4.   Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the International Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the International Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the International Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The International Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

2. The International Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

3. The International Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

4. International Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

5. The International Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

6. The International Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on Nasdaq if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

7. The International Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

8. The International Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

9. The International Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

10. The International Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

11. The International Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.


12. The International Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.


13. The International Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

SMALL COMPANY FUND

FUNDAMENTAL INVESTMENT POLICIES

The Small Company Fund has adopted the following fundamental investment policies. The Small Company Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Small Company Fund's total assets would be invested in the securities of such issuer or the Small Company Fund would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the Small Company Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Small Company Fund may be deemed an underwriter under federal securities laws;

4.   Issue senior securities, except as permitted under the 1940 Act;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Small Company Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Small Company Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Small Company Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The Small Company Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

2. The Small Company Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

3. The Small Company Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

4. The Small Company Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

5. The Small Company Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on Nasdaq if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

6. The Small Company Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

7. The Small Company Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

8. The Small Company Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

9. The Small Company Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

10. The Small Company Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.


11. The Small Company Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid.

12. The Small Company Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

13. The Small Company Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

14. The Small Company Fund will not purchase puts, calls, straddles, spreads or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

15. The Small Company Fund will not purchase or sell commodities or commodity contracts.

U.S. VALUE FUND

FUNDAMENTAL POLICIES

The Value Fund has adopted the following fundamental investment policies. The Value Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the U.S. Value Fund's total assets would be invested in the securities of such issuer or the U.S. Value Fund would own or hold more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

2. Borrow money, except the U.S. Value Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the U.S. Value Fund may be deemed an underwriter under federal securities laws;

4. Issue senior securities, except as permitted under the 1940 Act, the rules or regulations promulgated thereunder or pursuant to a no-action letter or an exemptive order issued by the Securities and Exchange Commission;

5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the U.S. Value Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the U.S. Value Fund may purchase financial futures contracts and options and options on financial futures contracts;

7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

8.   Purchase or sell real estate, except real estate investment trusts.

NON-FUNDAMENTAL INVESTMENT POLICIES


In addition to the policies described in the Prospectus, the Value Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:


1. The U.S. Value Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies;

2. The U.S. Value Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold;

3. The U.S. Value Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter;

4. The U.S. Value Fund will not invest in oil, gas or other mineral exploration, development programs or leases;

5. The U.S. Value Fund will not invest more than 5% of its net assets in warrants. Warrants acquired by the Fund in units or attached to securities are not subject to the 5% limit;

6. The U.S. Value Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets;

7. The U.S. Value Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margin;

8. The U.S. Value Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

9. The U.S. Value Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;

10. The U.S. Value Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section;

11. The U.S. Value Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer;


12. The U.S. Value Fund may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees, except that the Fund may invest up to 10% of its total assets in 144A securities that are illiquid;


13. The U.S. Value Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held;

14. The U.S. Value Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; and

15. The U.S. Value Fund will not purchase or sell commodities or commodity contracts.

INVESTMENT POLICIES OF THE BOND FUNDS

FUNDAMENTAL INVESTMENT POLICIES

Each Bond Fund has adopted the following fundamental investment policies. Each Bond Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of its total assets at the time of purchase would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of a Fund's assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation;

2. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting;

3. Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal obligations or other permitted investments secured by real estate or interests therein;

4. Purchase or retain for the Fund's portfolio the securities of any issuer, if, to the Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than one-half (1/2) of one percent (1%) of the outstanding securities of such an issuer, together own more than five percent (5%) of such outstanding securities;

5. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of the value of the Fund's total assets at the time of such borrowing;

     Each Fund will not purchase securities if borrowings equal to or greater than five percent (5%) of the Fund's total assets are outstanding;

6. Pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted by subparagraph (5) above, it may pledge securities having a market value at the time of pledge not exceeding ten percent (10%) of the cost of the Fund's total assets;

7. Purchase or sell commodities or commodity contracts, other than futures contracts, or invest in oil, gas or other mineral exploration or development programs or in arbitrage transactions;

8. Make short sales of securities or purchase securities on margin, except for margin deposits in connection with futures contracts and such short-term credits as are necessary for the clearance of transactions;

9. Participate on a joint or a joint-and-several basis in any trading account in securities, except that the Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof;

10. Purchase from or sell portfolio securities to any officer or director, the Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof; provided, however, that this prohibition shall not prohibit the Fund from purchasing with the up to $7,000,000 raised through the sale of up to 700,000 shares of common stock to SAFECO Life Insurance Company, portfolio securities from subsidiaries of SAFECO Corporation prior to the effective date of the Fund's initial public offering;

11. Purchase securities (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities), if as a result twenty-five percent (25%) or more of the Fund's total assets would be invested in one industry (governmental issuers of securities are not considered part of any one industry);

12. Purchase shares of common stock, other than those issued by other regulated investment companies or when the acquisition of such common stocks, rights or other equity interests is consistent with the Fund's investment objective. Generally, each Fund will only hold such equity securities as a result of purchases or unit offerings of fixed-income securities which include such equity securities or in connection with an actual or proposed conversion or exchange of fixed-income securities;

13. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least three hundred percent (300%) for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below three hundred percent (300%), the Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least three hundred percent (300%). For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act;

14. Purchase securities of any issuer, if, as a result, more than ten percent (10%) of any class of securities of such issuer would be owned by the Fund;

15. With respect to one hundred percent (100%) of the value of its total assets, purchase more than ten percent (10%) of the outstanding voting securities of any one issuer (other than U.S. Government securities);

16. Purchase or otherwise acquire securities which are illiquid or subject to legal or contractual restrictions on resale, if as a result more than ten percent (10%) of the Fund's total assets would be invested in such securities, except that in the case of the High-Yield Fund the purchase of Rule 144A Securities deemed to be liquid pursuant to guidelines adopted by the Board of Trustees of the High-Yield Fund shall not be limited by this restriction; or

17. Make loans, except through the purchase of a portion or all of an issue of debt or money market securities in accordance with its investment objective, policies and restrictions, or through investments in qualified repurchase agreements (provided, however, that the Fund shall not invest more than ten percent (10%) of its total assets in qualified repurchase agreements maturing in more than seven (7) days), or through qualified loan agreements (by making secured loans of its portfolio securities which amount to not more than five percent (5%) of its total assets).

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, each Bond Fund has adopted the following non-fundamental investment policies, which may be changed without shareholder approval:

1. The Fund will not invest more than five percent (5%) of its total assets in securities of issuers, including their predecessors, which have been in operation for less than three years.

2.   The Fund will not issue long-term debt securities.

3. The Fund will not invest in securities with unlimited liability, I.E., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

4. The Fund will not trade in foreign currency, except as may be necessary to convert the proceeds of the sale of foreign securities in the Fund's portfolio into U.S. dollars.

5. The Fund may purchase "when-issued" or "delayed-delivery" securities or purchase or sell securities on a "forward commitment" basis.

6.   The Fund will not invest in any security issued by a commercial bank unless
     (a) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of a United States bank which does not have assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal sum of each investment is insured in full by the Federal Deposit Insurance Corporation ("FDIC"), (b) in the case of a U.S. bank, it is a member of the FDIC and
     (c) in the case of a foreign bank, the security is, in the opinion of the Fund's investment adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investment in securities issued by foreign branches of U.S. banks, provided the U.S. banks meet the foregoing requirements.

7. The Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy, and it may dispose of securities whenever its investment adviser deems advisable without regard to the length of time they have been held.

8. The Intermediate Treasury Fund may invest up to five percent (5%) of its total assets in Yankee Sector debt securities and up to five percent (5%) of its total assets in Eurodollar bonds.

9. The Fund may invest up to five percent (5%) of its total assets in securities the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax.


INVESTMENT POLICIES OF THE MANAGED BOND FUND

FUNDAMENTAL INVESTMENT POLICIES

The Managed Bond Fund has adopted the following fundamental investment policies. The Managed Bond Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of total assets at the time of purchase would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of the Fund's assets (which twenty-five percent

     (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation;

2. Purchase the securities of any issuer (other than obligations of or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than ten percent (10%) of any class of securities of such issuer will be held by the Fund;

3. With respect to one hundred percent (100%) of the value of its total assets, purchase more than ten percent (10%) of the outstanding voting securities of any one issuer (other than U.S. Government securities);

4. Purchase securities, if as a result, twenty-five percent (25%) or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in any one industry. Securities of foreign banks and foreign branches of U.S. banks are considered to be one industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposit or bankers' acceptances issued by domestic banks;

5. Purchase securities on margin, except for short-term credits necessary for the clearance of transactions;

6.   Make short sales of securities (sales of securities not presently owned);

7. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Fund's investment objective, policies and restrictions or through investments in qualified repurchase agreements;

8. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of the value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing;

9. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting;

10. Purchase or sell real estate or real estate limited partnerships (unless acquired as a result of the ownership of securities or instruments) but this shall not prevent the Fund from investing in permitted investments secured by real estate or interests therein or in real estate investment trusts;

11.  Purchase or sell commodities, commodity contracts or futures contracts;

12. Participate on a joint or joint-and-several basis in any trading account in securities, except that the Fund may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates; or

13.  Issue or sell any senior security, except as permitted under the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Managed Bond Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1.   The Fund will not issue long-term debt securities.

2. The Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

3. The Fund will not invest in oil, gas or other mineral exploration or development programs or leases.

4. The Fund will not invest in or sell (write) puts, calls, straddles, spreads or any combinations thereof.

5. The Fund will not invest more than five percent (5%) of its total assets in securities of issuers (including predecessor companies of the issuer) having a record of less than three years continuous operation.

6. The Fund will not invest in securities with unlimited liability, I.E., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

7. The Fund will not invest more than ten percent (10%) of its total assets in qualified repurchase agreements and will not invest in qualified repurchase agreements maturing in more than seven (7) days.

8. The Fund will not purchase the securities of any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. The Fund shall not invest more than ten percent (10%) of its total assets in shares of other investment companies, invest more than five percent (5%) of its total assets in a single investment company nor purchase more than three percent (3%) of the outstanding voting securities of a single investment company.

9. The Fund will not purchase securities if borrowings equal to or greater than five percent (5%) of the Fund's total assets are outstanding.

10. The Fund will invest at least sixty-five percent (65%) of its total assets in fixed income obligations.

11. The Fund will invest at least fifty percent (50%) of its total assets in obligations of or guaranteed by the U.S. Government, its agencies and instrumentalities.

12. The Fund may invest up to fifty percent (50%) of its total assets in corporate debt securities or Eurodollar bonds.

13. The Fund may invest up to ten percent (10%) of its total assets in Yankee Sector debt obligations.

14. The Fund may purchase securities on a when-issued or delayed-delivery basis or may purchase or sell securities on a forward commitment basis.

15. The Fund may temporarily invest its cash in high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds (subject to the percentage limitations set forth in subparagraph 8 above), repurchase agreements (subject to the limitations set forth in subparagraph 7 above) or any other short-term instrument the Fund's investment adviser deems appropriate.

16. The Fund may hold cash as a temporary defensive measure when market conditions so warrant.

17. The Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever it deems advisable without regard to the length of time they have been held.

18. The Fund may invest up to five percent (5%) of its total assets in securities the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax.

WHILE THE FUND HAS THE AUTHORITY TO INVEST IN THE FOLLOWING TYPES OF SECURITIES, IT HAS NO PRESENT INTENTION TO DO SO IN THE COMING YEAR. BEFORE THE FUND PURCHASES ANY OF THESE SECURITIES, THE PROSPECTUS WILL BE AMENDED BY SUPPLEMENT TO IDENTIFY OR DESCRIBE THE SECURITY.

19. The Fund may invest up to five percent (5%) of its total assets in shares of real estate investment trusts.

20. The Fund may purchase securities subject to legal or contractual restrictions on resale or illiquid securities, if no more than fifteen percent (15%) of the Fund's total assets would be invested in such securities.

21. The Fund may purchase foreign securities, provided that such purchase, at the time thereof, would not cause more than ten percent (10%) of the total assets of the Fund (taken at market value) to be invested in foreign securities.

22. The Fund will not buy or sell foreign currency, except as may be necessary to invest the proceeds of the sale of any foreign securities held by the Fund in U.S. dollars.

INVESTMENT POLICIES OF THE TAX-EXEMPT BOND FUNDS

WASHINGTON FUND

FUNDAMENTAL INVESTMENT POLICIES

The Washington Fund has adopted the following fundamental investment policies. The Washington Fund will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of the Fund's total assets would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of the Fund's total assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation;

2. Underwrite any issue of securities, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer in accordance with the Fund's investment objective, policies and restrictions and the later disposition thereof may be deemed to be underwriting;

3. Purchase or sell real estate, unless acquired as a result of the ownership of securities or instruments, but this shall not prevent the Fund from investing in municipal obligations or other permitted investments secured by real estate or interests therein;

4. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing;

5. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Fund's investment objective, policies and restrictions and through investments in qualified repurchase agreements;

6.   Purchase or sell commodities, commodity contracts or futures;

7. Purchase securities, if as a result, twenty-five percent (25%) or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in any one industry (governmental issuers of special or general tax-exempt securities are not considered part of any one industry);

8.   Issue or sell any senior security, except as permitted under the 1940 Act;

9. Permit twenty-five percent (25%) or more of the Fund's total assets to be invested in municipal obligations and other permitted investments, the interest on which is payable from revenues on similar types of projects. As a matter of operating policy, similar types of projects may include sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air or water pollution control projects; or

10. During normal market conditions, invest less than eighty percent (80%) of the Fund's net assets in obligations the interest on which, in the opinion of counsel for the issuer of the obligation, is exempt from federal income tax.

FUNDAMENTAL INVESTMENT POLICIES

MUNICIPAL FUND AND CALIFORNIA FUND

The Municipal Bond and California Funds have adopted the following fundamental investment policies. The Funds will NOT:

1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities), if as a result more than five percent (5%) of the value of a Fund's total assets would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of a Fund's assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation;

2. Underwrite any issue of securities, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer in accordance with a Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting;

3. Purchase or sell real estate or real estate limited partnerships, but this shall not prevent a Fund from investing in municipal obligations or other permitted investments secured by real estate or interests therein;

4. Purchase or retain for a Fund's portfolio the securities of any issuer if, to the Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than one-half (1/2) of one percent (1%) of the outstanding securities of such an issuer, together own more than five percent (5%) of such outstanding securities;

5. Participate on a joint or a joint-and-several basis in any trading account in securities, except that a Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof;

6. Purchase from, or sell portfolio securities to, any officer or director, the Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof;

7. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to a Fund from commercial banks, for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing;

8. Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph 7 above, a Fund may pledge securities having a market value at the time of pledge not exceeding ten percent (10%) of the cost of a Fund's total assets;

9. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with a Fund's investment objective, policies and restrictions and through investments in qualified repurchase agreements (provided, however, that a Fund will not invest more than ten percent (10%) of its total assets in qualified repurchase agreements maturing in more than seven (7) days);

10. Purchase or sell commodities, commodity contracts or futures or invest in oil, gas or other mineral exploration or development programs or leases;

11. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, or purchase or sell any put or call options or combinations thereof;

12. Knowingly purchase or otherwise acquire any securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market;

13. Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than twenty-five percent (25%) of a Fund's total assets would be invested in one industry (governmental issuers of special or general tax-exempt securities are not considered part of any one industry);

14. Purchase an industrial development bond, if as a result of such purchase, more than five percent (5%) of a Fund's total assets would be invested in industrial revenue bonds where the payment of principal and interest is the responsibility of a company with less than three years' operating history;

15. Issue or sell any senior security, except that this restriction shall not be construed to prohibit a Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act, or (ii) from any bank provided, that immediately after such borrowing, there is an "asset coverage" of at least three hundred percent (300%) for all such borrowings and provided, further, that in the event that such "asset coverage" shall at any time fall below three hundred percent (300%), the Fund shall, within three (3) days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least three hundred percent (300%) (for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meanings assigned to those terms in Section 18 of the 1940 Act);

16. Permit more than twenty percent (20%) of a Fund's net assets to be invested, during normal market conditions, in securities the interest on which is not, in its investment adviser's opinion, exempt from federal income tax, as long as the Fund has its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital. As a matter of operating policy, the Funds' investment adviser may base its opinion on the opinion of counsel for the issuer of the security;

17. Permit twenty-five percent (25%) or more of a Fund's total assets to be invested in municipal obligations and other permitted investments, the interest on which is payable from revenues on similar types of projects such as sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities or air or water pollution control projects;

18. MUNICIPAL FUND ONLY: Permit twenty-five percent (25%) or more of the Fund's total assets to be invested in securities whose issuers are located in the same state; or

19. During normal market conditions, invest less than eighty percent (80%) of a Fund's net assets in obligations the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax (and, in the case of the California Fund, also from California state personal income tax).

WASHINGTON FUND, MUNICIPAL FUND AND CALIFORNIA FUND

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Washington, Municipal Bond and California Funds have adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. Each Fund may invest in any of the following types of short-term, tax-exempt obligations: municipal notes of issuers rated, at the time of purchase, within one of the three highest grades assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("S&P") or Fitch Investors Services, Inc. ("Fitch"); unrated municipal notes offered by issuers having outstanding municipal bonds rated within one of the three highest grades assigned by Moody's, S&P or Fitch; notes issued by or on behalf of municipal issuers which are guaranteed by the U.S. Government; tax-exempt commercial paper assigned one of the two highest grades by Moody's, S&P or Fitch; certificates of deposit issued by banks with assets of $1,000,000,000 or more and municipal obligations which have a maturity of one year or less from the date of purchase. The Funds do not currently intend to rely on Fitch ratings.

2. Each Fund may invest in obligations of the U.S. Government, its agencies or instrumentalities or in qualified repurchase agreements, the net interest on which is taxable.

3. Each Fund may invest in municipal notes including tax anticipation, revenue anticipation and bond anticipation notes and tax-exempt commercial paper.

4. Each Fund may invest in repurchase agreements for a period longer than seven days.

5. Each Fund may permit twenty-five percent (25%) or more of its assets to be invested in industrial development bonds.

6. Each Fund may purchase or sell securities on a "when-issued" or "delayed-delivery" basis.

In addition, the Washington Fund has adopted the following non-fundamental policies. The Washington Fund:

1.   May not make short sales of securities.

2. May not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions.

3.   May not purchase or sell any put or call options or combinations thereof.

4. May not purchase any security, if as a result, more than fifteen percent (15%) of its net assets would be invested in illiquid securities.

5. May not invest in oil, gas or other mineral exploration or development programs or leases.

6.   May not invest in real estate limited partnerships.

7. Will not purchase securities if borrowings equal to or greater than five percent (5%) of its total assets are outstanding.

INVESTMENT POLICIES OF THE MONEY MARKET FUND

FUNDAMENTAL INVESTMENT POLICIES

The Money Market Fund has adopted the following fundamental policies. The Money Market Fund will NOT:

1. Purchase securities of any issuer, other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, if, as a result, more than five percent (5%) of the value of the Fund's assets would be invested in securities of such issuer;

2. Purchase more than ten percent (10%) of any class of securities of any issuer. All issues of debt securities of any issuer are considered as one class;

3. Concentrate more than twenty-five percent (25%) of the value of its total assets in any one industry including securities issued by foreign banks and foreign branches of U.S. banks; provided, however, that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit or bankers' acceptances issued by domestic banks;

4. Invest more than five percent (5%) of the Fund's total assets in securities of issuers that with their predecessors have a record of less than three years' continuous operation;

5. Invest more than five percent (5%) of the Fund's total assets in securities restricted as to disposition under the federal securities laws;

6. Invest more than ten percent (10%) of the Fund's total assets in time deposits, repurchase agreements maturing in more than seven days and other non-negotiable instruments;

7. Enter into repurchase agreements if, as a result thereof, more than ten percent (10%) of the Fund's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days;

8. Make loans to others, except through the purchase of publicly distributed debt obligations or repurchase agreements;

9. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities

     (other than borrowings) immediately after such borrowing. The Fund will not purchase securities if borrowings in excess of five percent (5%) of the Fund's total assets are outstanding;

10. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, or purchase or sell any put or call options or combinations thereof;

11. Pledge, mortgage or hypothecate, or in any other manner transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings mentioned in paragraph 9 above, and then such pledging, mortgaging or hypothecating may not exceed fifteen percent (15%) of the Fund's total assets, taken at cost; provided, however, that as a matter of operating policy the Fund will limit any such pledging, mortgaging or hypothecating to ten percent (10%) of its net assets, taken at market, in order to comply with certain state investment restrictions;

12. Purchase or retain securities of any issuer if any of the officers or directors of the Fund or its investment adviser owns beneficially more than one-half (1/2) of one percent (1%) of the securities of such issuer and together own more than five percent (5%) of the securities of such issuer;

13. Invest in commodities or commodity futures contracts or in real estate, although the Fund may invest in securities which are secured by real estate and securities of issuers that invest or deal in real estate;

14. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in securities of issuers that invest in or sponsor such programs;

15.  Purchase securities of other investment companies;

16. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities; or

17. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act, or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least three hundred percent (300%) for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below three hundred percent (300%), the Fund shall, within three
     (3) days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least three hundred percent (300%) (for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act).

NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Prospectus, the Money Market Fund has adopted the following non-fundamental policies, which may be changed without shareholder approval:

1. The Fund will not invest in securities with unlimited liability; E.G., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.


2. The Fund will not buy or sell foreign currency, except as may be necessary to convert the proceeds of the sale of foreign securities in the Fund's portfolio into U.S. dollars.

3. The Fund may invest up to five percent (5%) of its total assets in restricted securities eligible for resale under Rule 144A ("Rule 144A securities") or Section 4(2) of the Securities Act of 1933 ("Section 4(2) securities"), provided that SAM, the Fund's investment adviser, has determined that such securities are liquid under guidelines adopted by the Money Market Trust's Board of Trustees.

ADDITIONAL INVESTMENT INFORMATION

STOCK FUNDS

Each Stock Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. RESTRICTED SECURITIES AND RULE 144A SECURITIES. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

     Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

2. WARRANTS. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges.

     Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Fund could lose all of its principal investment in the warrant.

     A Fund will invest in a warrant only if the Fund has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Fund will purchase the warrant only if it is attached to a security in which the Fund has authority to invest. In all cases, a Fund will purchase warrants only after SAM determines that the exercise price for the underlying common stock is likely to be achieved within the required time-frame and for which an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

2. REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into a repurchase agreement unless the agreement is fully collateralized and the Fund will value the securities underlying the repurchase agreement daily to assure that this condition is met. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including delays and costs to a Fund if the other party to a repurchase agreement defaults or becomes bankrupt. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the Board's general supervision. Foreign repurchase agreements (Funds that may purchase foreign securities only) may be less well secured than U.S. repurchase agreements and may be subject to currency risks. In addition, foreign counterparties may be less creditworthy than U.S. counterparties.


4. COMMERCIAL PAPER AND CERTIFICATES OF DEPOSIT. In making temporary investments in commercial paper and certificates of deposit, a Fund will adhere to the following guidelines:

     a) Commercial paper must be rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or issued by companies with an unsecured debt issue currently
     outstanding    rated  AA by S&P or Aa by Moody's or higher.

     b) Certificates of deposit ("CDs") must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation ("FDIC"). The Growth Fund's investments in CDs issued by FDIC-insured banks or savings and loans having less than $1 billion in assets will be limited in amount to the statutory insurance coverage provided by FDIC.

5. CONTINGENT VALUE RIGHTS. A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.

6. REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial "modified pass through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income.

     REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

7. ILLIQUID SECURITIES. The Funds may invest up to 15% of net assets in illiquid securities. Currently, the Funds do not intend to purchase illiquid securities, but the market for some securities may become illiquid following purchase by the Fund. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

8. CONVERTIBLE SECURITIES. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

9. WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. Under this procedure, a Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Fund prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. A Fund may dispose of its interest in those securities before delivery.

10. SOVEREIGN DEBT OBLIGATIONS. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

11. INDEXED SECURITIES. Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; i.e., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.

     The performance of an indexed security depends largely on the performance of the security, currency or other instrument to which they are indexed. Performance may also be influenced by interest rate changes in the United States and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.

12. PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS"). PFICs may include funds or trusts organized as investment vehicles to invest in companies of certain foreign countries. Investors in a PFIC bear their proportionate share of the PFIC's management fees and other expenses. See "Additional Tax Information" for more information.

13. SHORT SALES AGAINST THE BOX. A Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"). Funds engaging in short sales against the box will incur transaction costs.


14. OPTIONS ON EQUITY SECURITIES. The International Fund may purchase and write (I.E., sell) put and call options on equity securities and the other Funds (except the Equity Fund) may purchase and write (I.E., sell) covered call options. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract that gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.


     The Funds will write call options on stocks only if they are covered, and such options must remain covered so long as a Fund is obligated as a
     writer.   For purposes of
     writing covered call options, the Funds defined "covered" differently.
     With respect to the International Fund, a call option is "covered" if: the Fund has an immediate right to acquire that security: (i) without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), or (ii) upon the Fund's conversion or exchange of other securities held in its portfolio, or (iii) the Fund holds on a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term debt obligations in a segregated account with its custodian.


     With respect to the other Funds, a call option is "covered" only if at the time the Fund writes the call, the Fund holds in its portfolio on a share-for-share basis the same security as the call written. A Fund must maintain such security in its portfolio from the time the Fund writes the call option until the option is exercised, terminated or expires. The Funds' use of options on equity securities is subject to certain special risks including the risk that the market value of the security will move adversely to the Fund's option position. Additional risks relating to the International Fund's use of options on equity securities are described below.


     The Funds may effect "closing purchase transactions" and the International Fund may effect "closing sale transactions." If a Fund, as a writer of an option, wishes to terminate the obligation, it may effect a closing purchase transaction by buying an option of the same series as the option previously written. The International Fund also may liquidate its position in an option it holds by exercising the option or by effecting a "closing sale transaction," i.e., selling an option of the same series as the option
     previously purchased.   A Fund will realize a profit from a closing
     transaction if the price of the transaction is less than the premium received from writing the option or, in the case of the International Fund, is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guaranty that closing purchase or closing sale transactions can be effected.


     INTERNATIONAL FUND ONLY: The International Fund will write put options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is "covered" if:
     (i) the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price, or (ii) the Fund holds on a share-for-share basis a put on the same security as the put written, where the strike price of the put held is equal to or greater than the strike price of the put written, or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term obligations in a segregated account with its custodian.

     The International Fund may purchase "protective puts," I.E., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.


     The International Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.


     The Funds' use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Funds will generally only purchase or, in the case of the International Fund, write those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to
     effect closing transactions in particular options.   In such a case, the
     International Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


     Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange;
     (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.


15. OPTIONS ON STOCK INDICES. The International Fund may purchase and sell (I.E., write) put and call options on stock indices. The other Funds (except the Equity Fund) may purchase put and call options on stock indices. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.


     The International Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. When the International Fund writes a call option on a broadly based stock market index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or listed on Nasdaq against which the Fund has not written a stock call option and that has not been hedged by the Fund by the sale of stock index futures.


     When the International Fund writes a call option on an industry or market segment index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.

     If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the International Fund will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when the International Fund writes a call on an index that is in-the-money at the time the call is written, the Fund will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered, and the International Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written, where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.


     The International Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if: (i) the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts, or (ii) the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written, or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term debt obligations in a segregated account with its custodian.


     The Funds do not intend to invest more than 5% of their net assets at any one time in the purchase of puts and calls on stock indices. The Funds may effect closing sale and the International Fund may effect closing purchase transactions, as described above in connection with options on equity securities.


     The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Funds would not be able to close out options that they had purchased or, in the case of the International Fund, written and, if restrictions on exercise were imposed, a Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds generally will select stock indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.


     Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability of the Funds to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. The Funds will not purchase or, in the case of the International Fund, sell any index option contract unless and until the Funds investment adviser or sub-investment adviser believes the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.


     Price movements in the Funds' equity security portfolios probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index the International Fund bears the risk that the price of the securities it holds in its portfolio may not increase as much as the index. In such event, the International Fund would bear a loss on the call that is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Funds' securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.


     When the International Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.


     There are also certain special risks involved in purchasing put and call options on stock indices. If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


16. OPTIONS ON DEBT SECURITIES. (INTERNATIONAL FUND ONLY.) The Fund may purchase and write (I.E., sell) put and call options on debt securities. Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

     The Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as options on equity securities as described above, except that, in the case of call options on U.S. Treasury bills, the Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option.
     The principal reason for the Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the Sub-Adviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

     The Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is in-the-money. The Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

     The Fund may purchase "protective puts" on debt securities in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described above in "Options on Equities."

     The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

     If the Fund, as a writer of an exchange-traded option, wishes to terminate the obligation, it may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, dealer options generally do not have a continuous liquid market. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the dealer option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the dealer option. While the Fund will seek to enter into dealer options only with dealers who agree to and who are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected. The Fund may not invest more than 15% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market.
     The staff of the SEC has taken the position that purchased dealer options and the assets used as "cover" for written dealer options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written dealer options may be considered liquid provided that the Fund sells dealer options only to qualified dealers who agree that the Fund may repurchase any dealer option its writes for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The Fund's purchase and sale of exchange-traded options on debt securities will be subject to the risks described above in "Options on Equity Securities."

17. OPTIONS ON FOREIGN CURRENCIES. (INTERNATIONAL FUND ONLY.) The Fund may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

     The Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the Fund's securities are denominated, the dollar value of such securities will decline even though their foreign currency value remains the same. To hedge against the decline of the foreign currency, the Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, the Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

     If, on the other hand, the Sub-Adviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, the Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

     The Fund's successful use of options on foreign currencies depends upon the Sub-Adviser's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally.
     For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Furthermore, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

     The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not their market risks. The Fund's ability to establish and maintain positions will depend on market liquidity. The ability of the Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

18. STOCK INDEX FUTURES CONTRACTS. (INTERNATIONAL FUND ONLY.) The International Fund may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

     The Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. The Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's equity securities.

     The Fund's successful use of stock index futures contracts depends upon the Sub-Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

     Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Fund will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Fund's assets may be committed as initial margin on futures contracts.

19. INTEREST RATE FUTURES CONTRACTS. (INTERNATIONAL FUND ONLY.) The International Fund may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The portfolios will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

     The Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. The Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. The Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its futures.

     The Fund's successful use of interest rate futures contracts depends upon the Sub-Adviser's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to the Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities the Fund intends to hedge or acquire and the interest rate futures contracts available to it, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described above in "Stock Index Futures Contracts."

20. FOREIGN CURRENCY FUTURES CONTRACTS. (INTERNATIONAL FUND ONLY.) The International Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies such as the European Currency Unit. A European Currency Unit is a basket of specified amounts of the currencies of certain member states of the European Economic Community, a Western European economic cooperative organization including France, Germany, the Netherlands and the United Kingdom. The Fund will engage in transactions in only those futures contracts and other options thereon that are traded on a commodities exchange or a board of trade. See "Stock Index Futures Contracts" above for a general description of futures contracts. The Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. The Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in their ongoing management.

     The use of these futures contracts is subject to risks similar to those involved in the use of options on foreign currencies and the use of any futures contract. The Fund's successful use of foreign currency futures contracts depends upon the Sub-Adviser's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed above more fully under "Options on Foreign Currencies" and "Stock Index Futures Contracts."

21. OPTIONS ON FUTURES CONTRACTS. (INTERNATIONAL FUND ONLY.) The Fund may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, on exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund intends to utilize options on futures contracts for the same purposes that it intends to use the underlying futures contracts.

     Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Fund.

22. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. (INTERNATIONAL FUND ONLY.) The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in several circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be.

     By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Sub-Adviser believes that it is important to have the flexibility to enter into forward contracts when it is determined that the best interests of the Fund will thereby be served. The Fund's custodian will place cash or liquid, high-grade equity or debt securities into a segregated account of the portfolio in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. However, there is no assurance that liquid markets will exist for any particular forward contract at any particular time or that the Fund will be able to effect a closing or "offsetting" transaction. Forward contracts are subject to other risks described in "Special Risks of Foreign Investments and Foreign Currency Transactions."

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Fund's dealing in forward contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities.
     It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities that are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

BOND FUNDS AND MANAGED BOND FUND

Each Bond Fund and the Managed Bond Fund may make the following investments, among others, although the Funds may not buy all of the types of securities that are described.

1. REPURCHASE AGREEMENTS. See the description of such securities under "Additional Investment Information--Stock Funds."

2. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."

3. YANKEE DEBT SECURITIES AND EURODOLLAR BONDS. Yankee debt securities are securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to a Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

     SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, that may not always be possible.

     Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and denominated in U.S. dollars. Eurodollar bonds issued by foreign issuers are subject to the same risks as Yankee sector bonds. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders.


4. MUNICIPAL SECURITIES. Municipal securities include obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities, the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax. Generally, when market interest rates rise, the price of municipal securities will fall, and when market interest rates fall, the price of these securities will rise. There is also a risk that the issuer of a municipal security will fail to make timely payments of principal and interest to the Fund.

The Bond Funds may also purchase the following types of securities:

1. RESTRICTED SECURITIES AND RULE 144a SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."

2. ILLIQUID SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."

The Managed Bond Fund may also purchase the following types of securities:


1. ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as (but not limited to) consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. Repossessed collateral may be unavailable or inadequate to support payments on defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.


     Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

     Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.

2. ZERO COUPON BONDS. Zero coupon bonds do not make interest payments; instead they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, the Managed Bond Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

     The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities.

TAX-EXEMPT BOND FUNDS

Each Tax-Exempt Bond Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. REPURCHASE AGREEMENTS. See the description of such securities under "Additional Investment Information--Stock Funds."

2.   WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES.   See the description of such
     securities under "Additional Investment Information--Stock Funds."

3. ILLIQUID SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."

MONEY MARKET FUND

QUALITY AND MATURITY. Pursuant to procedures adopted by the Money Market Trust's Board of Trustees, the Fund may purchase only high-quality securities that SAM believes present minimal credit risks. To be considered high quality, a security must be rated, or the issuer must have received a rating for a comparable short-term security, in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, the security must be judged by SAM to be of equivalent quality.

High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (E.G., A-1 by S&P) and second tier securities are those deemed to be in the second highest rating category (E.G., A-2 by S&P).

The Fund may not invest more than five percent (5%) of its total assets in second tier securities. In addition, the Fund may not invest more than one percent (1%) of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The Fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the Fund may look to an interest rate reset or demand feature.

A security is considered to be rated if either the security itself is assigned a rating or the issuer is assigned a rating for comparable short-term debt obligations. Alternatively, a security (whether or not rated) with an unconditional demand feature (as defined in Rule 2a-7 under the 1940 Act) may be considered to be rated if the demand feature or its issuer has been assigned a rating. See "Description of Ratings" for further explanation of rating categories.

The Money Market Fund may make the following investments, among others, although it may not buy all of the types of securities that are described.

1. RESTRICTED SECURITIES AND RULE 144a SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."

2.   VARIABLE AND FLOATING RATE INSTRUMENTS.   Certain municipal obligations may
     carry variable or floating rates of interest. Variable rate instruments bear interest at rates that are readjusted at periodic intervals so as to cause the instruments' market value to approximate their par value. Floating rate instruments bear interest at rates which vary automatically with changes in specified market rates or indices, such as the bank prime rate. The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value.

3. TERM PUT BONDS. Term put bonds are variable rate obligations which have a maturity in excess of one year with the option to put back (sell back) the bonds on a specified put date. On the put date, the interest rate of the bond is reset according to current market conditions and accrues at the reset rate until the next put date. The Fund may also hold mandatory put bonds. Mandatory put bonds require the holder to take certain action to retain the bonds. Put bonds are generally credit-enhanced by collateral, guaranteed investment contracts, surety bonds, a letter of credit or insurance which guarantees the payment of principal and interest.

4. ILLIQUID SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."

5. FOREIGN ISSUERS. Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.

6. SECURITIES ISSUED BY BANKS AND OTHER ISSUERS. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of

     U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks and foreign branches of foreign banks. The Fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies and mortgage bankers, as well as banks.

     The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

     Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.


7. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. See the description of such securities under "Additional Investment Information--Stock Funds."


8. MORTGAGE-BACKED SECURITIES. Unlike conventional bonds, the principal with respect to mortgage-backed securities issued by GNMA ("GNMA securities") is paid back over the life of the loan rather than at maturity.
     Consequently, the Fund will receive monthly scheduled payments of both principal and interest. In addition, the Fund may receive unscheduled principal payments representing unscheduled prepayments on the underlying mortgages. Since the Fund must reinvest scheduled and unscheduled principal payments at prevailing interest rates and such interest rates may be higher or lower than the current yield of the Fund's portfolio, GNMA securities may not be an effective means to lock in long-term interest rates. In addition, while prices of GNMA securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.


     The rate of interest payable on collateralized mortgage obligation ("CMO") classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. There is the risk that the Fund may fail to recover any premium it pays due to market conditions and/or mortgage prepayments. The Fund will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.


     Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - I.E., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics.


9. ASSET-BACKED SECURITIES. See the description of such securities under "Additional Investment Information--Bond Funds and Managed Bond Fund."


SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS

Below investment grade bonds (commonly referred to as "high-yield" or "junk" bonds) have certain additional risks associated with them. Yields on below investment grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds that primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment grade bonds may experience financial difficulties that adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load that in turn might cause a Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact a Fund's ability to dispose of the bonds as well as make valuation of the bonds more difficult. Because there tend to be fewer investors in below investment grade bonds, it maybe difficult for a Fund to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

FOREIGN SECURITIES

Investing in foreign companies and markets involves certain considerations, including those set forth below, that are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Foreign securities may not be registered under, nor may the issuers thereof be subject to the reporting requirements of, U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the United States.

In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

CURRENCY EXCHANGE RATES

The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations (including, but not limited to, actions by a foreign government to devalue its currency, thereby effecting a possibly substantial reduction in the U.S. dollar value of a Fund's investments in that country). The International Fund is authorized to employ certain hedging techniques to minimize this risk. However, to the extent such transactions do not fully protect the International Fund against adverse changes in exchange rates, decreases in the value of the currencies of the countries in which the Fund will invest will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies. Further, the International Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers (including banks) realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer or bank normally will offer to sell a foreign currency to the International Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. Moreover, fluctuations in exchange rates may decrease or eliminate income available for distribution. For example, if certain foreign currency losses exceed other investment company taxable income (as defined below under "Additional Tax Information") during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his International Fund shares.

HEDGING TRANSACTIONS (INTERNATIONAL FUND ONLY)

Hedging transactions cannot eliminate all risks of loss to the International Fund and may prevent the Fund from realizing some potential gains. The projection of short-term foreign currency and market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Among the risks of hedging transactions are: incorrect prediction of the movement of currency exchange rates and market movements; imperfect correlation of currency movements in cross-hedges and indirect hedges; imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See "Special Risks of Foreign Investments and Foreign Currency Transactions."

Indirect hedges and cross-hedges are more speculative than other hedges because they are not directly related to the position or transaction being hedged. With respect to indirect hedges, movements in the proxy currency may not precisely mirror movements in the currency in which portfolio securities are denominated. Accordingly, the potential gain or loss on an indirect hedge may be more or less than if the Fund had directly hedged a currency risk. Similar risks are associated with cross-hedge transactions. In a cross-hedge, the foreign currency in which a portfolio security is denominated is hedged against another foreign currency, rather than the U.S. dollar. Cross-hedges may also create a greater risk of loss than other hedging transactions because they may involve hedging a currency risk through the U.S. dollar rather than directly to the U.S. dollar or another currency.

To help reduce certain risks associated with hedging transactions, the Common Stock Trust's Board of Trustees has adopted the requirement that forward contracts, options, futures contracts and options on futures contracts be used on the behalf of the Fund as a hedge and not for speculation. In addition to this requirement, the Board of Trustees has adopted the following percentage restrictions on the use of options, futures contracts and options on futures contracts:

(i) The Fund will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets.

(ii) The Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of the Fund's net assets.

(iii) The Fund will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.

INVESTMENT RISKS OF CONCENTRATION IN CALIFORNIA AND WASHINGTON ISSUERS

CALIFORNIA FUND


The following is a condensed and general description of conditions affecting the taxing ability and fiscal condition of the State of California and its various political subdivisions and their ability to meet their debt service obligations. Since during normal market conditions the Fund plans to invest at least 80% of its net assets in bonds issued by California and its political subdivisions, the investment risk of such concentration should be carefully considered. The description below summarizes discussions contained in official statements relating to various types of bonds issued by the State of California and its political subdivisions. A more detailed description can be found in such official statements. The California Fund has not independently verified any of the information presented in this section.


THE STATE OF CALIFORNIA. The severe economic recession which occurred in California between 1990 and 1994 seriously affected State tax revenues, caused increased expenditures for health and welfare programs, and caused a structural imbalance in the State's budget, with the largest programs supported by the General Fund -- K-12 schools and community colleges, health and welfare, and corrections -- growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the State experienced recurring budget deficits and had to use a series of external borrowings to meet its cash needs.


As a result of the deterioration in the State's budget and cash situation in fiscal years 1991-92 and 1992-93, rating agencies reduced the State's credit ratings. Between November 1991 and October 1992 the rating on the State's general obligation bonds was reduced by S&P from "AAA" to "A+," by Moody's from "Aaa" to "Aa," and by Fitch from "AAA" to "AA." In July, 1994, based on the State's inability to eliminate its accumulated deficit, the same three rating agencies further lowered their ratings on the State's general obligation bonds to "A," "A1" and "A," respectively.


Since the start of 1994, California's economy and the State's financial condition have steadily improved, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint.  In 1996, Fitch and S&P
raised their respective ratings to "A+."   Nevertheless, the pressures on the
General Fund from the programs described above (education, corrections and welfare, which is in a transition period as a result of recent federal and state welfare reform initiatives) are expected to continue.


During the recent recession years, the State deferred certain annual contributions to the Public Employees Retirement Fund pursuant to legislation passed for budget savings. That legislation was held to be unconstitutional in a decision which became final in May, 1997. In satisfaction of the judgment, the State transferred $1.235 billion from the General Fund to the PERF in July, 1997.


In August, 1997, the Governor signed the Budget Act for fiscal year 1997-98, but vetoed about $314 million of specific spending items, primarily in health and welfare and education. The Budget, which reflects the $1.235 billion payment to PERF mentioned above, anticipates General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 amount), and expenditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels) and projects a decrease in the budget reserve from $408 million at June 30, 1997 to $112 million at June 30, 1998. The Budget Act contains no tax increases and no tax reductions.


TAX AND SPENDING LIMITATIONS. The taxing powers of California public agencies are limited by Article XIII A of the State Constitution, added by an initiative amendment approved by voters on June 6, 1978, and commonly known as Proposition 13.


Article XIII A limits the maximum ad valorem tax on real property to one percent of "full cash value" which is defined as "the County Assessor's valuation of real property as shown on the fiscal year 1975-76 tax bill under 'full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed two percent per year, or reduction in the consumer price index or comparable local data, or declining property value caused by damage, destruction, or other factors.


The tax rate limitation referred to above does not apply to ad valorem taxes to pay the interest and redemption charges on any indebtedness approved by the voters before July 1, 1978 or any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition.


Article XIII A also requires a two-thirds vote of the electors prior to the imposition of any special taxes and totally precludes the imposition of any new ad valorem taxes on real property or sales or transaction taxes on the sales of real property.


Legislation adopted in 1979 exempts business inventories from taxation.
However, the same legislation provides a formula for reimbursement by California to cities and counties, special districts and school districts for the amount of tax revenues lost by reason of such exemption or adjusted for changes in the population and the cost of living. Legislation adopted in 1980 provides for state reimbursements to redevelopment agencies to replace revenues lost due to the exemption of business inventories from taxation. Such legislation provides for restoration of business inventory tax revenues through the annual addition of artificial assessed value, not actually existing in a project area, to the tax rolls of redevelopment projects. These reimbursements are adjusted for changes in the population and the cost of living. All such reimbursements are subject to change or repeal by the Legislature, and they have been changed since 1980. Furthermore, current law generally prohibits the pledging of such reimbursement revenues to secure redevelopment agency bonds.


Redevelopment agencies in California have no power to levy and collect taxes; hence, any decrease in property taxes or limitations in the amounts by which property taxes may increase adversely affects such agencies, which lack the inherent power to correct for such decreases or limitations.


State and local government agencies in California and the State itself are subject to annual "appropriation limits" imposed by Article XIII B, an initiative constitutional amendment approved by the voters on November 6, 1979, which prohibits government agencies and the State from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues, certain State subventions and certain other funds, including proceeds from regulatory licenses, user revenues, certain State subventions and certain other funds to the extent that such proceeds exceed "the cost reasonably born by such entity in providing the regulation, product, or service." No limit is imposed on appropriation of funds which are not "proceeds of taxes," on debt service or indebtedness existing or authorized by January 1, 1979, or subsequently authorized by the voters, or appropriations required to comply with mandates of courts or the federal government, or user charges or fees which don't exceed the cost of the service provided, nor on certain other non-tax funds.


By statute (which has been upheld by the California Court of Appeals), tax revenues allocated to redevelopment agencies are not "proceeds of taxes" within the meaning of Article XIII B, and the expenditure of such revenues is therefore not subject to the limitations under Article XIII B.


The imposition of taxes by local agencies is further limited by the provisions of an initiative statute ("Proposition 62") approved by the voters on November 4, 1986. The statute (i) requires that any tax for general governmental purposes imposed by local government entities be approved by resolution or ordinance adopted by two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as a tax levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIII A, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governmental entities and (vi) requires that any tax imposed by a local governmental entity between May 1, 1985 and November 4, 1986 be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988.

Subsequent decisions of California Courts of Appeal held that all or portions of the provisions of Proposition 62, including those requiring the submission of general fund tax measures to the electorate, are unconstitutional. However, on September 28, 1995, in the case of Santa Clara County Local Transportation Authority v. Guardino, the California Supreme Court upheld the constitutionality of Proposition 62. As a result, the annual revenues of any local government or district as shown in the general fund budget may have to be reduced in any year to the extent that they rely on the proceeds of any general tax adopted after May 1, 1985 which has not been approved by majority vote of the electorate. Pending clarification by the courts or by the California Legislature it remains uncertain whether the general tax voter approval requirement is applicable to any tax that was imposed or increased by an ordinance or resolution adopted prior to December 14, 1995.


An initiative constitutional amendment known as Proposition 218 and also called the "Right to Vote on Taxes Act" was approved by the voters on November 5, 1996. This measure added Articles XIII C and XIII D to the State Constitution. The measure requires that general tax increases by all local government entities be approved by not less than a majority vote and that taxes for special purposes be approved by a two-thirds vote; provides that existing language in the California Constitution shall not be construed to limit the initiative power with respect to reducing or repealing any local tax, assessment, fee or charge; prescribes procedures applicable to all assessments and requires that all assessments be approved by property owners; prohibits property related fees and charges from exceeding costs of the service being provided; imposes procedural requirements, including notice and public hearing, prior to imposition of new or increased fees or charges on property; and requires that, except for fees for sewer, water and refuse collection, fees be approved by a majority vote of the fee payers.


Given the turbulent history of California electoral, judicial and legal proceedings affecting taxation since 1978, it is impossible to predict what proceedings might occur in the future which would affect the ability of California and its political subdivisions to service their outstanding indebtedness.


LEASE FINANCING. Lease-based financing, typically marketed in the form of certificates of participation or lease revenue bonds, has been extremely popular in California, since the courts have long held that properly structured long-term leases do not create "indebtedness" for purposes of constitutional and statutory debt limitations. The obligation to pay rent thereunder is nevertheless enforceable, on an annual basis, so long as the leased property is available for use and occupancy by the government lessee. The risk of rent abatement (because of construction delays, damage to structures and the like) is usually mitigated by funded reserves, casualty (including earthquake) insurance and rental interruption insurance.


In a recent taxpayer suit, Rider v. City of San Diego, traditional financing structures involving joint powers agencies as well as the long-established lease exception to the constitutional debt limit were again challenged. Although the City and the other governmental defendants prevailed both in the trial court and in the Court of Appeal, the California Supreme Court subsequently granted review and is expected to decide the case sometime during the 1998 calendar year.

ELECTRIC UTILITY RESTRUCTURING. Like a number of other states, California recently enacted legislation relating to the restructuring of the electric utility industry. The legislation generally provides for increased competition in the supply of electric power and allows retail customers "direct access" in choosing their supplier. In addition, the legislation provides for an immediate rate reduction for small users; creates an independent power exchange to administer a wholesale power pool; creates an independent system operator for the transmission grid; provides customers and suppliers with nondiscriminating and comparable access to transmission and distribution services; and allows utilities to recover uneconomic generation-related costs through a transition charge or severance fee.


The mandatory provisions of the legislation generally apply to utilities regulated by the California Public Utilities Commission. Since the State's political subdivisions are not subject to the jurisdiction of the CPUC, the effect of the legislation on municipally-owned electric utilities is more limited. As a practical matter, however, it is likely that most municipally-owned utilities will adopt some form of direct access or pooling programs in order to remain competitive.


The effects of direct access may vary among municipal utilities and cannot be specifically ascertained at this time. However, some potential effects include:
(i) loss of customers, particularly large industrial and commercial customers,
(ii) increased costs to remaining customers, (iii) decreased revenues, (iv) decreases in transfers to the municipality's general fund, (v) increased difficulties in developing new generating resources, (vi) increased difficulties and higher costs in system financing, (vii) reductions in credit ratings, (viii) the need to recover stranded investment in facilities from the remaining customers and (ix) reductions in environmental and social programs relating to electric utility services.


ORANGE COUNTY BANKRUPTCY. In December 1994, Orange County, together with its pooled investment funds, filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the funds had suffered significant market losses in their investments, causing a liquidity crisis for the funds and the County. More than 200 other public entities, most of which, but not all, are located in the County, were also depositors in the funds. Orange County has since embarked on a fiscal recovery plan, based on sharp reductions in services and personnel, and continues to face fiscal constraints in the aftermath of the bankruptcy.


Since the Orange County bankruptcy, California's general laws pertaining to the deposit and investment of public moneys have been significantly revised to limit the use of higher-risk investments and to provide additional oversight safeguards at the local level.


The Fund will attempt to achieve geographic diversification by investing in obligations of issuers which are located in different areas within California as well as obligations of the State of California itself. In addition, the Fund will not invest more than 15% of its total assets in tax allocation bonds issued by California redevelopment agencies. These are operating policies of the Fund and may be changed without the approval of the Fund's shareholders.


WASHINGTON FUND

     WASHINGTON STATE


A discussion of certain economic, financial and legal matters regarding the State of Washington follows. During normal market conditions, the Washington Fund will generally invest at least 80% of its net assets in bonds issued by Washington and its political subdivisions, municipalities, agencies, instrumentalities or public authorities. Therefore, the investment risk of such concentration should be carefully considered. The information in the discussion is drawn primarily from official statements relating to securities offerings of the State which are dated prior to the date of this Statement of Additional Information. This information may be relevant in evaluating the economic and financial position of the State, but is not intended to provide all relevant data necessary for a complete evaluation of the State's economic and financial position. Discussions regarding the financial health of the State government may not be relevant to municipal obligations issued by a political subdivision of the State. Furthermore, general economic conditions discussed may or may not affect issuers of the obligations of the State. The Washington Fund has not independently verified any of the information presented in this section.


     GENERAL INFORMATION


According to the United States Census Bureau's 1990 Census, Washington State's population is ranked 18th of the 50 states. During the ten-year time period from 1980-1990, the State's population increased at an average annual rate of 1.8%, while the United States population grew at an average annual rate of 1.1%. The State's population increased at an average annual rate of approximately 2.5% 1990 to 1993, and at an average annual rate of approximately 1.8% from 1993 to 1995. From April 1, 1995 to April 1, 1996, the population growth was approximately 1.6%. The current estimate of the population of the State is approximately 5.5 million.


The State's largest city, Seattle, is part of an international trade, manufacturing, high technology and business service corridor which extends along Puget Sound from Everett to Tacoma. The State's Pacific Coast-Puget Sound region includes 75% of its population, the major portion of its industrial activity and the major part of the forests important to its timber and paper industries. The remainder of the State has agricultural areas primarily devoted to grain, fruit orchards and dairy operations.


In recent years, the State's economy has diversified with employment in the trade and service sectors representing an increasing portion of total employment relative to the manufacturing sector.


The State operates on a July 1 to June 30 fiscal year and on a biennial budget basis. Fiscal controls are exercised during the biennium through an allotment process which requires each agency to submit a monthly expenditure plan. The plan must be approved by the Office of Financial Management, which is the Governor's budget agency. It provides the authority for agencies to spend funds within statutory maximums specified in a legislatively adopted budget. State law requires a balanced biennial budget. Whenever it appears that disbursements will exceed the aggregate of estimated receipts plus beginning cash surplus, the Governor is required to reduce allotments, thereby reducing expenditures of appropriated funds.

As interpreted by the State Supreme Court, Washington's Constitution prohibits the imposition of net income taxes.


The State's tax revenues are primarily comprised of excise and ad valorem taxes. By constitutional provision, the aggregate of all regular (unvoted) tax levies on real and personal property by State and local taxing districts cannot exceed 1% of the true and fair value of the property. Excess levies are subject to voter approval. For the fiscal year ending June 30, 1996, approximately 76.7% of the State's tax revenues came from general and selective sales and gross receipts taxes, of which the retail sales tax and its companion use tax represented 45% of total collections. Business and occupation tax collections represented about 16.5% and the motor vehicle fuel tax represented approximately 6.7% of total State taxes for the year. Ad valorem taxes represented 11.1% of State revenues for the fiscal year 1996.


Expenditures of State revenues are made in accordance with constitutional and statutory mandates.


     STATE EXPENDITURE LIMITATIONS


Initiative 601, which was passed by the voters in November 1993, limits increases in General Fund-State government expenditures to the average rate of population and inflation growth, and sets forth a series of guidelines for limiting tax and expenditure increases and stabilizing long range budget planning.


Provisions of Initiative 601 establish a procedure for computing a fiscal year growth factor based on a lagged, three-year average of population and inflation growth. This growth factor is used to determine a State spending limit for programs and expenditures supported by the State General Fund. The growth factor was 5.13% for fiscal year 1996 and is 4.45% for fiscal year 1997, 4.05% for fiscal year 1998, and 4.01% for fiscal year 1999. The initiative created two new reserve funds (the Emergency Reserve Fund and the Education Construction
Fund) for depositing revenues in excess of the spending limit and abolished the current Budget Stabilization Account. Ending balances in the Budget Stabilization Account were transferred to the State General Fund ($100 million) and the Pension Reserve Account ($25 million). The initiative also places restrictions on the addition or transfer of functions to local government unless there is reimbursement by the State.


The Initiative's requirement for voter approval for new tax measures has expired. Effective July 1, 1995, taxes can be enacted with a two-thirds majority of both houses of the State Legislature if resulting General Fund-State expenditures do not exceed the spending limit. Voter approval is still required to exceed the spending limit. Thus far, the Initiative has not had a restrictive impact on the State's budget.


The State Constitution and enabling statutes authorize the incurrence of State general obligation debt to the payment of which the State's full faith and credit and taxing power are pledged. With certain exceptions, the amount of State general obligation debt which may be incurred is limited by constitutional and statutory restrictions. These limitations are imposed by prohibiting the issuance of new debt if the new debt would cause the maximum annual debt service on all thereafter outstanding general obligation debt to exceed a specified percentage of the arithmetic mean of general State revenues for the preceding three years. These limitations apply to the incurrence of new debt and are not limitations on the amount of debt service which may be paid by the State in future years.


The State Legislature is obligated to appropriate money for State debt service requirements. Generally, on or before June 30 of each year, the State Finance Committee certifies to the State Treasurer the amount required for payment of bond interest and principal for the coming year. Some general obligation bond statutes provide that the General Fund will be reimbursed from discrete revenues, which are not considered general State revenues. Other bonds are limited obligation bonds not payable from the General Fund. For the 1997-99 Biennium, General Fund-State revenues are projected to be $19.945 billion, an increase of 9.3% over the 1995-97 Biennium, plus a carry-forward of $513 million. The revenue outlook for the 1997-99 Biennium is stable and the General Fund is projected to end the Biennium with a $861 million fund balance.


The operating budget for the 1997-99 Biennium calls for an overall expenditure level of $19.085 billion for the General Fund-State, an increase of $1.4 billion or 7.6% over the 1995-97 Biennium and within the $19.235 billion expenditure limit imposed under Initiative 601.


Fifty-eight percent of the General Fund-State budget will go to support public schools and higher education, representing a $514 million increase in public school funding and an increase of $137 million in funding for public universities and colleges.


Social and Health Services funding accounts for approximately 26% of the State budget, and the criminal justice budget also increased. A 3% across-the-board salary increase for State employees accounts for $63 million of the increase in General Fund-State expenditures.


The 1996 Supplemental Budget passed the State Legislature on April 26, 1997, and Governor Locke signed the budget bill on May 20, 1997. The overall General Fund-State supplemental budget resulted in a net increase of $150 million.


The Legislature appropriated $62 million of General Fund-State to be used for school construction, and $12 million to be used for Educational Network funding. Fifty million from General Fund-State was appropriated to the Transportation Fund, for use by transportation agencies in 1997-99. A total of nearly $19 million in State funds was appropriated to address the loss of federal funding for Title IV-A for Juvenile Rehabilitation and for lost federal payment on child support grants to clients. Caseload and other forecasted workload increases amounted to approximately $46 million. These appropriated increases were offset by a General Fund-State reduction of $68 million to reflect downward adjustments in public school enrollments and social and health services forecasted caseloads, and by a reduction in debt service payments of $18 million, made possible by refunding and lower interest rates. The 1997 Legislature also appropriated about $26 million to address other emergent needs such as Year 2000 computer conversion, and to fund other technical and programmatic needs. Approximately $21 million in State funds was provided to address the devastating damage that resulted from floods, ice storms, fire protection, and other disasters.

For most municipalities in the State, the fiscal year is the calendar year, except that school districts have a September 1 - August 31 fiscal year. All municipalities must maintain balanced budgets. Depending on the type of municipality, local revenues are derived from ad valorem taxes, excise and gross receipts taxes, special assessments, fees, user charges and State and federal grants.


Municipalities incur debt by the issuance of general obligations or other borrowings which are payable from taxes, though other revenue sources may be used. Revenue obligations do not constitute debt under constitutional and statutory limitations as long as taxes are not pledged or used to pay debt service. Only non-tax revenue from the operation of a project or enterprise financed by the revenue obligations (and sometimes special assessments on property benefited from the financed improvements) may be used to pay that debt service. Usually, revenue bonds are secured by a reserve funded in an amount based on a factor of debt service. Many municipalities may issue improvement district obligations payable only from special assessments on benefited property, but some of those obligations also may be secured by a special guaranty fund.


     ECONOMIC OVERVIEW


Over the past few years, the State's economic performance has remained relatively strong compared to the United States as a whole. After adjusting for inflation, growth in personal income in the State increased 4.4% in 1996 over the 1995 level and an estimated 6.0% in 1997 over the 1996 level.


The State's economic base includes manufacturing and service industries as well as agricultural and timber production. During 1990-1995, the State experienced growth in non-manufacturing industries and a decline in manufacturing industries. The rate of employment growth, which exceeded 4.5% during the mid-to-late 1980s, has declined since 1991 to an average rate of 1.4%. The 1997 employment growth is expected to be 3.8%.


Washington's economy consists of both export and local industries. Leading export industries are aerospace, forest products, agriculture and food processing. The aerospace, timber and food processing industries together employ approximately 9% of the State's non-farm workers. However, the non-manufacturing sector has played an increasingly significant role in contributing to the State's economy in recent years.


Below is a summary of key industry segments of the State's economy as well as of selected economic and employment data.


MANUFACTURING. The Boeing Company ("Boeing"), which is the Seattle Metropolitan Area's largest employer, has several facilities located throughout the area. Boeing is the world's leading manufacturer of commercial airliners and as of September 1997 employed 100,200 people State-wide, primarily at several locations in the Puget Sound area. While the primary activity of Boeing is the manufacture of commercial aircraft, Boeing has played leading roles in the aerospace and military missile programs of the United States and has undertaken a broad program of diversification activities including Boeing Information and Support Services. In 1996, Boeing had $22.7 billion in sales and net earnings of $1.1 billion, and a backlog of orders for 717 aircraft, the most in the company's history. Boeing currently anticipates 1997 sales to be in the $46-47 billion range. Boeing recently completed two and is currently undertaking one major expansion project. The company acquired a 212-acre site in Renton (King County), which is the site of the former Longacres Race Track. The site will be used as a location for the development of an office complex, the first building of which is an approximately 500,000 square-foot customer service training center that was recently completed. In Everett (Snohomish County), Boeing completed construction of a 5.6 million square-foot assembly plant for the new 777 jetliner. In 1993, Boeing completed a $400 million skin and spar plant and a composite manufacturing center on 500 acres in Puyallup (Pierce County).


On December 5, 1996, Boeing acquired the former defense and space units of Rockwell International. On August 1, 1997, Boeing also completed its merger with McDonnell Douglas Corporation. The merger will not significantly impact Boeing employment levels in the State.


A total of 218 commercial jet transports were delivered in 1996, compared with 206 for 1995. Defense and space sales of $5.6 billion in 1995 were approximately 10% higher than in 1994. The projected number of commercial jet deliveries for 1997 is 340.


TECHNOLOGY-RELATED INDUSTRIES. The State ranks fourth among all states in the percentage of its work force employed by technology-related industries. It ranks third among the largest software development centers. The State is the home of approximately 1000 advanced technology firms of which approximately 50% are computer-related. Microsoft, headquartered in Redmond, Washington, is the largest microcomputer software company in the world. In addition, several biotechnical firms located in the State have attained international acclaim for their research and development.


TIMBER. Natural forests cover more than 40% of the State's land area, and forest products rank second behind aerospace in value of total production. The largest employer in the timber industry is The Weyerhaeuser Company. Productivity in the State's forest products industry increased steadily from 1980 to 1990. However, since 1991, recessionary influences have resulted in a production decline. A slight decline is anticipated for the next few years, due to federally-imposed limitations on the harvest of old-growth timber and the inability to maintain the previous record levels of production increases. Although a continued decline in employment is anticipated in certain regions, the impact is not expected to affect materially the State's overall economic performance.


AGRICULTURE AND FOOD PROCESSING. Agriculture and food processing is the State's most important industry by most measures. Growth in agricultural products was an integral factor in the State's economic growth in the late 1980s and early 1990s.


FINANCE, INSURANCE AND REAL ESTATE. Employment in finance, insurance and real estate is estimated to represent 5.1% of the State's wage and salary employment in 1996. Projections for 1997 show this segment declined slightly to 5.0% of employment.

TRADE. International trade plays an important role in the State's employment base and one in six jobs is related to this sector. During the past twenty years the State has consistently ranked number one or number two in international exports per capita. Seattle-Tacoma International Airport is the focus of the region's air traffic and trade. The State, particularly the Puget Sound Corridor, is a trade center for the Northwest and the State of Alaska. A system of public ports, the largest of which are the Ports of Seattle and Tacoma, handle waterborne trade primarily to and from the Far East. These two Ports each rank among the top 20 ports in the world based on volume of containerized cargo shipped; on a combined basis they are the second largest load center for containerized cargo in the United States. Approximately 70% of the cargo passing through the Ports of Seattle and Tacoma has an ultimate destination outside the Pacific Northwest. Therefore, trade levels depend largely on national and world, rather than local, economic conditions.


Growth in retail sales in the State between 1990 and 1992 was higher than that in the United States. During 1993 through 1995, the rate of growth for retail sales was lower for the State than for the United States. The State is home to a number of specialty retail companies that have reached national stature, including Nordstrom, Eddie Bauer, Costco and Recreational Equipment Inc. (REI).


SERVICES/TOURISM. The highest employment growth in the State since 1981 has taken place in the services sector, although rate of growth has shown a small but relatively consistent decline since 1990 from 7% to 4.3% for 1995, and 3.4% forecast for 1996. Seattle is the location for the Washington State Convention and Trade Center which opened in June 1988. The State also has many tourist attractions such as the Olympic and Cascade mountain ranges, ocean beaches and local wineries.


CONSTRUCTION. Employment in the construction sector in the Puget Sound area increased 69.2% between 1981 and 1991. The increase in employment in the late 1980s was due in part to the relative affordability of housing compared to other areas of the country. Construction employment growth flattened between 1991 and 1993, but showed a modest increase in 1994 and leveled again in 1995. Commercial building, while not increasing at the pace of the 1980s, remains stable.


FEDERAL, STATE AND LOCAL GOVERNMENT. Employment in the government sector represents approximately 19% of all wage and salary employment in the State on a combined basis. Seattle is the regional headquarters for a number of federal government agencies, and the State receives an above-average share of defense expenditures. Employment in the government sector has expanded in the State since 1990, but at a declining rate. State and local government employment has increased at a faster pace than employment by the federal government, and is projected to add new jobs through 1996.


     LITIGATION


At any given time, including the present, there are numerous lawsuits pending against the State of Washington which could affect the State's revenues and expenditures. However, none of the lawsuits is expected to have a material adverse impact on either State revenues or expenditures.


PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS

PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS

At April 3, 1998, SAM owned 37.6% of the Balanced Fund's outstanding shares; 50.9% of the International Fund's outstanding shares; 59.1% of the Value Fund's outstanding shares; and 74.5% of the Managed Bond Fund's outstanding shares. At April 3, 1998, SAFECO Corporation owned 17.6% of the Small Company Fund's outstanding shares. At April 3, 1998, SAFECO Insurance Company of America ("SAFECO Insurance") owned 11.3% of the Northwest Fund's outstanding shares; 31.1% of the Intermediate Treasury Fund's outstanding shares and 72.9% of the Washington Fund's outstanding shares.

At April 3, 1998, Charles Schwab & Co., Inc., whose address of record is 101 Montgomery St., San Francisco, CA 94104, owned 38.0% of the Growth Fund's outstanding shares; 19.0% of the Income Fund's outstanding shares; 30.2% of the Equity Fund's outstanding shares; 8.7% of the Northwest Fund's outstanding shares; 18.7% of the Small Company Fund's outstanding shares; 10.5% of the Value Fund's outstanding shares; 10.5% of the Intermediate Treasury Fund's outstanding shares; 27.1% of the High-Yield Bond Fund's outstanding shares; and 22.7% of the California Fund's outstanding shares.

At April 3, 1998, SAFECO Trust Omnibus Account, whose address of record is P.O. Box 34730, Seattle, WA 98124, owned 16.1% of the Intermediate Treasury Fund's outstanding shares. At April 3, 1998, Crista Ministries, whose address of record is P.O. Box 330303, Seattle, WA 98133, owned 17.3% of the Managed Bond Fund's outstanding shares. At April 3, 1998, William A. Helsell, whose address of record is 10653 Culpepper Court N.W., Seattle, WA 98177, owned 30.8% of the Washington Fund's outstanding shares. At April 3, 1998, Malcolm A. Moore and Spencer M. Patterson Trustees, whose address of record is 2600 Century Square, 1501 4th Avenue, Seattle, WA 98101, owned 8.1% of the Washington Fund's outstanding shares. At April 3, 1998, Nancy M. Ho, whose address of record is 19451 4th Place S.W., Normandy Park, WA 98116, owned 7.3% of the Washington Fund's outstanding shares.

SAM, SAFECO Insurance and SAFECO Trust Company are Washington corporations and wholly owned subsidiaries of SAFECO Corporation. SAFECO Corporation is a Washington corporation and a holding company whose primary subsidiaries are engaged in the insurance and financial services businesses. SAM has its principal place of business at 25th Floor, Two Union Square, Seattle, WA
98101. Each of SAFECO Insurance and SAFECO Corporation has its principal place of business at SAFECO Plaza, Seattle, WA 98185.
Principal shareholders of a Fund may control the outcome of a shareholder vote.


ADDITIONAL TAX INFORMATION

GENERAL

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain). Each Fund intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on December 31 (by election) of that year, plus certain other amounts.

The excess of net long-term capital gains over net short-term capital loss realized by a Fund on portfolio transactions, when distributed by the Fund, is subject to long-term capital gains treatment under the Code, regardless of how long you have held the shares of the Fund. Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares. Redemptions and exchanges of shares of a Fund may result in a capital gain or loss for federal income tax purposes.

If shares of a Fund are sold at a loss after being held for one year or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and those distributions for shareholders who otherwise are subject to backup withholding.

If the International Fund's dividends exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the Fund may adjust its dividends to take currency fluctuations into account, causing the dividends to vary. Any return of capital will reduce the cost basis of your shares resulting in a higher reported capital gains or a lower reported capital loss when you sell your shares.

These are tax requirements that all mutual funds must follow in order to avoid federal taxation. The Funds may have to limit investment activity in some types of securities in order to adhere to these requirements.

SPECIAL TAX CONSIDERATIONS--INVESTMENT IN FOREIGN SECURITIES


The International Fund and any other Fund that invests in foreign securities may be required to pay withholding or other taxes to a foreign government. If so, the taxes will reduce the Fund's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding would generally be 30%. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders, but will be included in shareholders taxable income. However, the International Fund intends to make an election which will allow shareholders to claim an offsetting credit or deduction on their tax return for their share of foreign taxes paid by the Fund.


     PFICS

The International Fund, may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its prorata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of any such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

SPECIAL TAX CONSIDERATIONS--HIGH-YIELD BOND FUND

The High-Yield Bond Fund may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of such securities, the Fund must include in its income the portion of the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, the High-Yield Bond Fund must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the distribution requirement and avoid imposition of the excise tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

SPECIAL CONSIDERATIONS FOR THE TAX-EXEMPT BOND FUNDS

The tax-exempt interest portion of each daily dividend will be based upon the ratio of a Tax-Exempt Bond Fund's tax-exempt to taxable income for the entire fiscal year (average annual method). As a result, the percentage of tax-exempt income for any particular distribution may be substantially different from the percentage of a Tax-Exempt Bond Fund's income that was tax-exempt during the period covered by that distribution. Each Tax-Exempt Bond Fund will advise its shareholders of this ratio within 60 days after the close of its fiscal year.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Exempt Bond Fund is not deductible. In addition, entities or persons who are "substantial users" (or related persons) of facilities financed by most "private activity" bonds should consult their tax advisers before purchasing shares of any of the Tax-Exempt Bond Funds. "Substantial user" is generally defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of most "private activity" bonds.

Each Tax-Exempt Bond Fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, at a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a Tax-Exempt Bond Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

No portion of the dividends or other distributions paid by any Tax-Exempt Bond Fund is eligible for the dividends-received deduction allowed to corporations.

In the future, proposals may be introduced before Congress for the purpose of further restricting or even eliminating the federal income tax exemption for interest on all or certain types of municipal obligations. If such a proposal were enacted, the availability of municipal obligations for investment by each Tax-Exempt Bond Fund and the value of each Tax-Exempt Bond Fund's portfolio would be affected. In such event, each Tax-Exempt Bond Fund would review its investment objectives and policies.

CALIFORNIA STATE AND LOCAL TAX MATTERS


If a Fund maintains at least 50% of the value of its assets in obligations the interest on which is exempt from California personal income tax, individual shareholders of such Fund who are subject to California personal income tax will not be required to include in their California gross income that portion of their dividends which the Fund clearly and accurately identifies as directly attributable to interest earned on obligations, the interest on which is exempt from California personal income tax. Distributions to such individual shareholders derived from interest on municipal obligations issued by governmental authorities in states other than California, short-term capital gains and other taxable income will be taxed as dividends for purposes of California personal income taxation. Distributions to individual shareholders who are subject to California personal income tax that derive from interest, dividends, short-term capital gains and other ordinary income by a Fund that does not maintain at least 50% of the value of its assets in obligations the interest on which is exempt from California personal income tax will be taxed in their entirety as dividends for purposes of California personal income taxation. Each Fund's long-term capital gains for federal income tax purposes will be taxed as long-term capital gains to individual shareholders of the Fund for purposes of California personal income taxation. Gain or loss, if any, resulting from an exchange or redemption of shares will be recognized in the year of the exchange or redemption. Present California law taxes both long-term and short-term capital gains at the rates applicable to ordinary income. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a Fund that pays dividends exempt from California personal income taxation generally will not be deductible for California personal income tax purposes. California has an alternative minimum tax similar to the federal alternative minimum tax. However, the California alternative minimum tax does not include interest from private activity bonds as an item of tax preference.


Generally corporate shareholders of the Fund subject to the California franchise tax will be required to include any gain on an exchange or redemption of shares and all distributions of exempt-interest, capital gains and other taxable income, if any, as income subject to such tax.

A Fund will not be subject to California franchise or corporate income tax on interest income or net capital gain distributed to the shareholders.

Shares of a Fund will be exempt from local property taxes in California.

The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as it directly governs the taxation of shareholders of a Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their tax advisers for more detailed information concerning California tax matters.

CONVERSION OF CLASS B SHARES

Class B shares of a Fund will automatically convert to Class A shares of that Fund, based on the relative net asset values per share ("NAVs") of the Classes, within the first month following the sixth anniversary of the shareholder's purchase of such Class B shares. For the purpose of calculating the holding period required for conversion of Class B shares of a Fund except the Money Market Fund, the date of purchase shall mean (1) the date on which such Class B shares were purchased or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were purchased. For the purpose of calculating the holding period required for conversion of Class B shares of the Money Market Fund, the date of purchase shall mean the date on which those shares were first exchanged for Class B shares of any other SAFECO Fund. Shareholders who have converted Class B shares of the SAFECO Advisor Series Trust ("Advisor Series Shares") into Class B shares of a Fund may calculate the holding period from the date of the purchase of the Advisor Series Shares. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account; each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

GENERAL


Each Fund (other than the Money Market Fund) determines its NAV by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAVs of the Class A and Class B shares of each Fund are calculated as of the close of regular trading on the New York Stock Exchange ("Exchange"), normally 1:00 p.m. Pacific Time, every day the Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV is determined separately for each class of shares of each Fund.


Short-term debt securities held by a Fund's portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the applicable Trust's Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value until the 61st day prior to maturity. All other securities and assets in the portfolios will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

Trading in foreign securities will generally be substantially completed each day at various times prior to the close of the Exchange. The value of any such securities are determined as of such times for purposes of computing the International Fund's NAV. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. If an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith by the Sub-Adviser under procedures established by and under general supervision of the Fund's Board of Trustees.

Options the International Fund may purchase that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts the International Fund will enter into will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Quotations of foreign securities in a foreign currency are converted into U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.

MONEY MARKET FUND

The portfolio instruments of the Money Market Fund are valued on the basis of amortized cost. The valuation of the Money Market Fund's portfolio securities based upon amortized cost, and the maintenance of the Money Market Fund's NAV at $1.00, are permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that rule, the Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of 397 days or less, and invests only in securities determined by SAM, under guidelines adopted by the Money Market Trust's Board of Trustees, to be of high quality and to present minimal credit risks. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price-per-share as computed for the purpose of sales and redemptions at $1.00. These procedures include a review of the Money Market Fund's portfolio holdings by the Board of Trustees, at such intervals as the Board deems appropriate, to determine whether the Fund's NAV, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of the Money Market Fund.
In the event the Board determines that such a deviation exists in the Fund, the Trustees will take such corrective action with respect to the Money Market Fund as they regard as necessary and appropriate, including, but not limited to: selling portfolio investments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or redeeming shares in kind, or establishing the NAV by using available market quotations.

ADDITIONAL PERFORMANCE INFORMATION

GENERAL


Effective September 30, 1996, all of the then-existing shares of each Fund, except the Value Fund and the High-Yield Bond Fund, were redesignated No-Load Class shares and each Fund commenced offering Class A and Class B shares. The High-Yield Bond Fund and the Value Fund commenced offering Class A and Class B shares on or about January 31, 1997, and April 30, 1997, respectively. Except with respect to the High-Yield Bond and Value Funds, the performance information that follows reflects (1) the actual performance of Class A and Class B shares of the Funds for the year ended December 31, 1997; (2) the actual performance of Class A and Class B shares of the Funds for the period September 30, 1996 to December 31, 1996; and (3) the performance of the No-Load Class shares of each Fund, restated to reflect the sales charges but not the Rule 12b-1 fees of Class A and Class B shares, for the periods prior to September 30, 1996. Performance information for the periods prior to September 30, 1996, would have been lower if these Rule 12b-1 fees were reflected. With respect to the High-Yield Bond Fund, the performance information that follows reflects: (1) the actual performance of Class A and Class B shares of the Fund for the period from January 31, 1997 to December 31, 1997 and (2) the performance of the No-Load Class shares of the Fund, restated to reflect the sales charge but not the Rule 12b-1 fees of Class A and Class B shares, for the periods prior to January 31, 1997. Performance information for the periods prior to January 31, 1997, would have been lower if these Rule 12b-1 fees were reflected. The performance information for the Value Fund reflects actual performance of the Class A and Class B shares of the Fund since April 30, 1997 (initial public offering).


THE FOLLOWING HISTORICAL PERFORMANCE FIGURES ARE FOR CLASS A AND CLASS B SHARES ONLY.

STOCK FUNDS


The total returns, expressed as a percentage, for the one-, five- and ten-year periods ended December 31, 1997, for the Growth, Equity and Income Funds were as follows:


                                    1 Year                        5 Years                      10 Years
                                    ------                        -------                      --------
                            Class A        Class B           Class A     Class B        Class A        Class B
                            -------        -------           -------     -------        -------        -------
Growth Fund                  49.61%         48.70%       178.73%         176.54%        443.81%        439.54%
Equity Fund                  23.56%         22.93%       178.41%         176.29%        505.31%        500.70%
Income Fund                  26.15%         25.35%       126.92%         124.95%        294.69%        291.25%


The total returns, expressed as a percentage, for the one-year, five-year and since initial public offering (82 months) periods ended December 31, 1997, for the Northwest Fund were as follows:


                                                                                             Since Initial
                                                                                            Public Offering
                                    1 Year                        5 Years                     (82 Months)
                                    ------                        -------                     -----------
                            Class A        Class B           Class A     Class B        Class A        Class B
                            -------        -------           -------     -------        -------        -------
Northwest Fund               30.79%         29.93%        79.70%          78.14%        137.25%        135.18%


The total returns, expressed as a percentage, for the one-year and since initial public offering (23 months) periods ended December 31, 1997, for the Balanced, International, and Small Company Funds were as follows:


                                                                                  Since Initial
                                                                                 Public Offering
                                                        1 Year                     (23 Months)
                                                        ------                     -----------
                                                Class A        Class B        Class A        Class B
                                                -------        -------        -------        -------
Balanced Fund                                    16.29%         15.21%         29.49%         28.03%

International Fund                                4.30%          3.48%         19.06%         17.88%
Small Company Fund                               23.21%         22.23%         54.02%         52.54%


The total returns, expressed as a percentage, for the eight-month period ended December 31, 1997, for the Value Fund were 17.34% for Class A and 16.63% for Class B.


The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-, five- and ten-year periods ended
December 31, 1997, for the Growth, Equity and Income Funds were as follows:


                                    1 Year                        5 Years                      10 Years
                                    ------                        -------                      --------
                            Class A        Class B           Class A     Class B        Class A        Class B
                            -------        -------           -------     -------        -------        -------
Growth Fund                 $14,996        $14,887           $27,939     $27,687        $54,510        $54,018
Equity Fund                 $12,350        $12,269           $27,828     $27,575        $60,501        $59,952
Income Fund                 $12,572        $12,540           $22,615     $22,503        $39,333        $39,140


The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year, five-year and since initial public offering (82 months) periods ended December 31, 1997, for the Northwest Fund were as follows:


                                                                                             Since Initial
                                                                                            Public Offering
                                    1 Year                        5 Years                     (82 Months)
                                    ------                        -------                     -----------
                            Class A        Class B           Class A     Class B        Class A        Class B
                            -------        -------           -------     -------        -------        -------
Northwest Fund              $13,079        $12,993           $17,970     $17,814        $23,725        $23,518


The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year and since initial public offering (23 months) periods ended December 31, 1997, for the Balanced, International and Small Company Funds were as follows:


                                                                                  Since Initial
                                                                                 Public Offering
                                                        1 Year                     (23 Months)
                                                        ------                     -----------
                                                Class A        Class B        Class A        Class B
                                                -------        -------        -------        -------
Balanced Fund                                   $11,629        $11,521        $12,949        $12,803
International Fund                              $10,430        $10,348        $11,906        $11,788
Small Company Fund                              $12,321        $12,223        $15,402        $15,254

The total returns, expressed in dollars and assuming a $10,000 initial investment, for the eight month period ended December 31, 1997, for the Value Fund were $11,734 for Class A and $11,663 for Class B.


The average annual total returns for the one-, five- and ten-year periods ended December 31, 1997, for the Growth, Equity and Income Funds were as follows:


                                    1 Year                        5 Years                      10 Years
                                    ------                        -------                      --------
                            Class A        Class B           Class A     Class B        Class A        Class B
                            -------        -------           -------     -------        -------        -------
Growth Fund                  49.61%         48.70%        22.75%          22.56%         18.45%         18.36%
Equity Fund                  23.56%         22.93%        22.73%          22.54%         19.73%         19.64%
Income Fund                  26.15%         25.35%        17.81%          17.60%         14.72%         14.62%


The average annual total returns for the one-year, five-year and since initial public offering (82 months) periods ended December 31, 1997, for the Northwest Fund were as follows:


                                                                                             Since Initial
                                                                                            Public Offering
                                    1 Year                        5 Years                     (82 Months)
                                    ------                        -------                     -----------
                            Class A        Class B           Class A     Class B        Class A        Class B
                            -------        -------           -------     -------        -------        -------
Northwest Fund               30.79%         29.93%        12.44%          12.24%         13.48%         13.33%


The average annual total returns for the one-year and since initial public offering (23 months) periods ended December 31, 1997, for the Balanced, International and Small Company Funds were as follows:


                                                                                  Since Initial
                                                                                 Public Offering
                                                        1 Year                     (23 Months)
                                                        ------                     -----------
                                                Class A        Class B        Class A        Class B
                                                -------        -------        -------        -------
Balanced Fund                                    16.29%         15.21%         14.44%         13.76%
International Fund                                4.30%          3.48%          9.53%          8.96%
Small Company Fund                               23.21%         22.23%         25.27%         24.64%


BOND FUNDS AND MANAGED BOND FUND


The yields for the Intermediate Treasury, High-Yield Bond and Managed Bond Funds for the 30-day period ended December 31, 1997 were as follows:

                                                Class A            Class B
                                                -------            -------
     Intermediate Treasury Fund                  4.81%              4.18%
     High-Yield Bond Fund                        7.85%              7.47%
     Managed Bond Fund                           4.74%              4.01%


The total returns for the Intermediate Treasury and High-Yield
Bond Funds for the one-year, five-year, and since initial public offering (111 months) periods ended December 31, 1997, were as follows:


                                                                                              Since Initial
                                                                                            Public Offering
                                    1 Year                        5 Years                    (111 Months)
                                    ------                        -------                    ------------
                            Class A        Class B           Class A     Class B        Class A        Class B
                            -------        -------           -------     -------        -------        -------
Intermediate
Treasury Fund                 8.03%          7.27%        35.18%          34.14%         95.72%         94.21%
High-Yield
Bond Fund                    12.49%         11.77%        64.10%          63.05%        134.53%        133.04%


The total returns for the Managed Bond Fund for the one-year and since initial public offering (46 months) periods ended December 31, 1997, were as follows:


                                                                                  Since Initial
                                                                                 Public Offering
                                                        1 Year                     (46 Months)
                                                        ------                     -----------
                                                Class A        Class B        Class A        Class B
                                                -------        -------        -------        -------
Managed Bond
Fund                                              7.78%          6.91%         22.76%         21.54%


The average annual total returns for the Intermediate Treasury and High-Yield Bond Funds for the one-year, five-year and since initial public offering (111 months) periods ended December 31, 1997, were as follows:


                                                                                             Since Initial
                                                                                            Public Offering
                                    1 Year                        5 Years                    (111 Months)
                                    ------                        -------                    ------------
                            Class A        Class B           Class A     Class B        Class A        Class B
                            -------        -------           -------     -------        -------        -------
Intermediate

Treasury Fund                 8.03%          7.27%         6.21%           6.05%          7.53%          7.44%
High-Yield
 Bond Fund                   12.49%         11.77%        10.41%          10.27%          9.65%          9.58%


The average annual total returns for the Managed Bond Fund for the one-year and since initial public offering (46 months) periods ended December 31, 1997, were as follows:


                                                                                  Since Initial
                                                                                 Public Offering
                                                        1 Year                     (46 Months)
                                                        ------                     -----------
                                                Class A        Class B        Class A        Class B
                                                -------        -------        -------        -------
Managed Bond
Fund                                              7.78%          6.91%          5.49%          5.22%


TAX-EXEMPT BOND FUNDS


The yields and tax-equivalent yields for the 30-day period ended
December 31, 1997, at the maximum federal tax rate of 39.6% for the Municipal, California, and Washington Funds, and at the maximum combined federal (and California tax rates of 45.2% for the California
Fund), were as follows:


                                                         Class A                       Class B
                                                         -------                       -------

                                                     Tax-equivalent                  Tax-equivalent
                                                  Yield          Yield          Yield          Yield
                                                  -----          -----          -----          -----
     Municipal Fund                               4.06%          6.72%          3.74%          6.19%
     California Fund                              4.10%          7.48%          3.53%          6.44%
     Washington Fund                              3.91%          6.47%          3.28%          5.43%


The total returns for the Municipal and California Funds for the one-year, five-year and ten-year periods ended December 31, 1997, were as follows:


                                    1 Year                        5 Years                      10 Years
                                    ------                        -------                      --------
                            Class A        Class B           Class A     Class B        Class A        Class B
                            -------        -------           -------     -------        -------        -------
Municipal Fund               10.17%          9.56%            42.74%      41.60%        136.13%        134.25%

California Fund              11.29%         10.46%        48.02%          46.53%        138.60%        136.19%


The total returns for the Washington Fund for the one-year and since initial public offering (57 months) periods ended December 31, 1997, were as follows:


                                                                                  Since Initial
                                                                                 Public Offering
                                                        1 Year                     (57 Months)
                                                        ------                     -----------
                                                Class A        Class B        Class A        Class B
                                                -------        -------        -------        -------
Washington
Fund                                              8.64%          7.75%         32.17%         31.09%


The average annual total returns for the Municipal and California
Funds for the one-year, five-year and ten-year periods ended December 31, 1997, were as follows:


                                    1 Year                        5 Years                      10 Years
                                    ------                        -------                      --------
                            Class A        Class B           Class A     Class B        Class A        Class B
                            -------        -------           -------     -------        -------        -------
Municipal Fund               10.17%          9.56%             7.38%       7.20%          8.97%          8.88%
California Fund              11.29%         10.46%             8.16%       7.94%          9.09%          8.97%




The average annual total returns for the Washington Fund for the one-year and since initial public offering (57 months) periods ended December 31, 1997, were as follows:


                                                                                   Since Initial
                                                                                 Public Offering
                                                        1 Year                     (57 Months)
                                                        ------                     -----------
                                                Class A        Class B        Class A        Class B
                                                -------        -------        -------        -------
Washington
Fund                                              8.64%          7.75%          6.05%          5.86%


MONEY MARKET FUND


The yields and effective yields for the Money Market Fund for the 7-day period ended December 31, 1997, were as follows:

                                                 Class A                            Class B
                                                 -------                            -------

                                             Yield     Effective Yield          Yield     Effective Yield
                                             -----     ---------------          -----     ---------------
Money Market Fund                            4.95%               5.07%          4.99%               5.11%


CALCULATIONS

The total return, expressed as a percentage, is computed using the following formula:

        ERV-P
T =     -----  x 100
          P

The total return, expressed in dollars, is computed using the following formula:

          n
T = P(1+A)

The average annual total return is computed using the following formula:

                       n
   A = (root ERV/P - 1)  x 100

Where:    T =  total return

   A =  average annual total return

   n =  number of years

ERV =ending redeemable value of a hypothetical investment of $1,000 at the end of a specified period of time

   P = a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

In making the above calculation, all dividends and capital gain distributions are assumed to be reinvested at the respective Fund's NAV on the reinvestment date, and the maximum sales charge, if any, for each class is applied.

Yield for the Bond Funds, Managed Bond Fund and Tax-Exempt Bond Funds is computed using the following formula:

                      a-b     6
   Yield  =       2[( --- +1)  -1]
                      cd

    Where: a =  dividends and interest earned during the period

                    b = expenses accrued for the period (net of reimbursements)

                    c =  the average daily number of shares
                    outstanding during the period that were entitled to receive dividends

                    d = the maximum offering price per share on the last day of the period

Yield for the Money Market Fund is computed using the following formula:

                   (x-y)-z                          365
         Yield = [ ------- ] = Base Period Return x ---
                      y                              7

    Where:    x =  value of one share at the end of a 7-day period

              y = value of one share at the beginning of a 7-day period ($1.00)

              z =  capital changes during the 7-day period, if any

Effective yield is computed using the following formula:

         Effective yield = [(Base Period Return + 1) 365/7] -1

Tax-equivalent yield is computed using the following formula:

                                   eg
         Tax-equivalent yield = [ ----- ] + [e (1-g)]
                                  (1-f)

    Where:   e =  yield as calculated above
      f =  tax rate

      g =  percentage of yield which is tax-free

During periods of declining interest rates, the Money Market Fund's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the Money Market Fund would be able to obtain a somewhat higher yield than would result if the Fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

In addition to performance figures, the Funds may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (E.G., CDA Investment Technologies, Lipper Analytical Services, Inc., Morningstar, Inc., and Wiesenberger Investment Companies Service). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general, and may be based on relative performance during periods deemed by the rating services to be representative of up and down markets. In addition, the Funds may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Funds may also describe in their advertisements the methodology used by the rating services to arrive at Fund ratings. In addition, the Funds may also advertise individual measurements of Fund performance published by the rating services, including, but not limited to: a Fund's beta, standard deviations, and price earnings ratio.

The Funds may occasionally reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS MAGAZINE, NEWSWEEK, NO-LOAD FUNDS MAGAZINE, NO-LOAD FUNDS X, PENSIONS & INVESTMENTS, RUKEYSER'S MUTUAL FUNDS, TELESWITCH, TIME MAGAZINE, U.S. NEWS AND WORLD REPORT, YOUR MONEY AND THE WALL STREET JOURNAL).

Each Fund may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser
(SAM) or any sub-investment adviser, the investment adviser's parent company (SAFECO Corporation) or the parent company of any sub-investment adviser, or the SAFECO Family of Funds, (iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage a Fund's portfolio, the research methodologies underlying securities selection and a Fund's investment objective and (iv) information about particular securities held in a Fund's portfolio.

From time to time, each Fund may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Fund's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.


In addition, each Fund may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions. Each Fund also may provide information on how much certain investments would return over time.


Each Stock Fund may compare its performance against the following unmanaged indices that (unless otherwise noted in the advertisement) assume reinvestment of dividends:

     AMEX (AMERICAN STOCK EXCHANGE) MAJOR MARKET INDEX - Price weighted (high priced issues have more influence than low-priced issues) average of 20 Blue Chip stocks.

     DOW JONES INDUSTRIAL AVERAGE - Price weighted average of 30 actively-traded Blue Chip stocks.

     NASDAQ PRICE INDEX - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks.

     S & P'S COMPOSITE INDEX OF 500 STOCKS - Market value weighted index of 500 stocks most of which are listed on the New York Stock Exchange with some listed on the American Stock Exchange and Nasdaq.

     WILSHIRE 5000 EQUITY INDEX - Market value weighted index of approximately 5000 stocks including all stocks on the New York and American Exchanges.

     MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - Market value weighted index of approximately 1200 companies located throughout the world.

     RUSSELL 2000 INDEX - The 2000 smallest firms in the Russell 3000 Index which is composed of the 3000 largest companies in the United States as measured by capitalization.


Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

--costs associated with aging parents;

--funding a college education (including its actual and estimated cost);

--health care expenses (including actual and projected expenses);

--long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

--retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in bond funds.

Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in a Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.



PERFORMANCE INFORMATION AND QUOTED RATINGS ARE INDICATIVE ONLY OF PAST PERFORMANCE AND ARE NOT INTENDED TO REPRESENT FUTURE INVESTMENT
RESULTS.

ADDITIONAL INFORMATION ON DIVIDENDS FOR THE MONEY MARKET FUND

Because the Money Market Fund intends to hold its portfolio securities to maturity and expects that most of its portfolio securities will be valued at their amortized cost, realized gains or losses should not be a significant factor in the computation of net income. Should, however, in an unusual circumstance, the Money Market Fund experience a realized gain or loss, a shareholder of the Money Market Fund could receive an increased, reduced, or no dividend for a period of time.
In such an event, the Money Market Trust's Board of Trustees would consider whether to adhere to its present dividend policy or to revise it in light of the then-prevailing circumstances.

TRUSTEES AND OFFICERS


                              Position(s) Held with the               Principal Occupations(s)
Name, Address and Age                   Trusts                           During Past 5 Years
---------------------                   ------                           -------------------
Boh A. Dickey*                Chairman and Trustee                    President, Chief Operating Officer, and
SAFECO Plaza                                                          Director of SAFECO Corporation.  Previously,
Seattle, WA  98185                                                    Executive Vice President and Chief Financial
(53)                                                                  Officer. He has been an executive officer of
                                                                      SAFECO Corporation subsidiaries since 1982.
                                                                      See table under "Investment Advisory and Other
                                                                      Services."

Barbara J. Dingfield          Trustee                                 Manager, Corporate Contributions and Community
Microsoft Corporation                                                 Programs for Microsoft Corporation, Redmond,
One Microsoft Way                                                     Washington, a computer software company; Director
Redmond, WA  98052                                                    and former Executive Vice President of Wright
(52)                                                                  Runstad & Co., Seattle, Washington, a real estate
                                                                      development company; Director of First SAFECO
                                                                      National Life Insurance Company of New York.

David F. Hill*                President                               President of SAFECO Securities, Inc. and SAFECO
SAFECO Plaza                  Trustee                                 Services Corporation; Senior Vice President of
Seattle, WA  98185                                                    SAFECO Asset Management Company. See table under
(49)                                                                  "Investment Advisory and Other Services."

Richard W. Hubbard            Trustee                                 Retired Vice President and Treasurer of the Trust
1270 NW Blakely Ct.                                                   and other SAFECO Trusts; retired Senior Vice
Seattle, WA  98177                                                    President and

(68)                                                                  Treasurer of SAFECO Corporation; former President
                                                                      of SAFECO Asset Management Company; Director of
                                                                      First SAFECO National Life Insurance Company of
                                                                      New York; Member of Diocese of Olympia Investment
                                                                      Committee.

Richard E. Lundgren           Trustee                                 Director of Marketing and Customer Relations,
764 S. 293rd Street                                                   Building Materials Distribution, Weyerhaeuser
Federal Way, WA  98032                                                Company, Tacoma, Washington; Director of First
(60)                                                                  SAFECO National Life Insurance Company of New York.

Larry L. Pinnt                Trustee                                 Retired Vice President and Chief Financial Officer
1600 Bell Plaza,                                                      U.S. WEST Communications, Seattle, Washington;
Room 1802                                                             Member of University of Washington Medical Center
Seattle, WA  98191                                                    Board, Seattle, Washington; Director of Cascade
(63)                                                                  Natural Gas Corporation, Seattle, Washington;
                                                                      Director of First SAFECO National Life Insurance
                                                                      Company of New York.

John W. Schneider             Trustee                                 President of Wallingford Group, Inc., Seattle,
1808 N. 41st St.                                                      Washington; former President of Coast Hotels, Inc.,
Seattle, WA  98103                                                    Seattle, Washington; Director of First SAFECO
(56)                                                                  National Life Insurance Company of New York.

Neal Fuller                   Vice President                          Vice President, Controller, Assistant Secretary
SAFECO Plaza                  Controller                              and Treasurer of SAFECO Securities, Inc. and
Seattle, WA  98185            Assistant Secretary                     SAFECO Services Corporation; Vice President,
(35)                                                                  Controller, Secretary and Treasurer of SAFECO
                                                                      Asset Management Company. See table under
                                                                      "Investment Advisory and Other Services."

Ronald L. Spaulding           Vice President                          Chairman of SAFECO Asset Management Company;
SAFECO Plaza                  Treasurer                               Treasurer and Chief Investment Officer of SAFECO
Seattle, WA  98185

(54)                                                                  Corporation; Vice President of SAFECO Insurance
                                                                      Companies; Director, Vice President and Treasurer
                                                                      of First SAFECO National Life Insurance Company
                                                                      of New York; former Senior Portfolio Manager of
                                                                      SAFECO insurance companies and Portfolio Manager
                                                                      for SAFECO mutual funds.  See table under
                                                                      "Investment Advisory and Other Services."

David H. Longhurst            Assistant Controller                    Assistant Controller of SAFECO Securities, Inc.,
SAFECO Plaza                                                          SAFECO Services Corporation and SAFECO Asset
Seattle, WA   98185                                                   Management Company; former Senior Manager with
(40)                                                                  Ernst & Young LLP, an independent accounting company.

Stephen D. Collier            Assistant Secretary                     Assistant Secretary of SAFECO Asset Management
(45)                                                                  Company, SAFECO Securities, Inc. and SAFECO Services
                                                                      Corporation. He has been an executive officer
                                                                      of SAFECO Insurance Company and subsidiaries
                                                                      since 1991.



*Trustees who are interested persons as defined by the 1940 Act.


Each Trustee and officer holds the same position(s) with another registered open-end, management investment company that has, in the aggregate, six series companies managed by SAM.

                 COMPENSATION TABLE FOR CURRENT TRUSTEES
                          (Common Stock Trust)
               For The Fiscal Year Ended December 31, 1997



                                             Pension or                              Total
                                             Retirement                              Compensation
                                             Benefits            Estimated           from Registrant
                         Aggregate           Accrued as Part     Annual Benefits     and Fund
                         Compensation        of Fund             Upon                Complex Paid
Trustee                  from Registrant     Expenses            Retirement          to Trustees

Boh A. Dickey            N/A                 N/A                 N/A                 N/A
Barbara Dingfield        $7,784.85           N/A                 N/A                 $22,750
David F. Hill            N/A                 N/A                 N/A                 N/A
Richard W. Hubbard       $7,180.62           N/A                 N/A                 $21,000
Richard E. Lundgren      $7,784.85           N/A                 N/A                 $22,750
Larry L. Pinnt           $7,784.85           N/A                 N/A                 $22,750
John W. Schneider        $7,784.85           N/A                 N/A                 $22,750



At April 3, 1998, the Trustees and officers of the Common Stock
Trust as a group owned less than 1% of the outstanding shares of each Stock Fund.

                 COMPENSATION TABLE FOR CURRENT TRUSTEES
                           (Taxable Bond Trust)
                For the Fiscal Year Ended December 31, 1997



                                             Pension or                              Total
                                             Retirement                              Compensation
                                             Benefits            Estimated           from Registrant
                         Aggregate           Accrued as Part     Annual Benefits     and Fund
                         Compensation        of Fund             Upon                Complex Paid
Trustee                  from Registrant     Expenses            Retirement          to Trustees

Boh A. Dickey            N/A                 N/A                 N/A                 N/A
Barbara Dingfield        $2,573.76           N/A                 N/A                 $22,750
David F. Hill            N/A                 N/A                 N/A                 N/A
Richard W. Hubbard       $2,375.96           N/A                 N/A                 $21,000
Richard E. Lundgren      $2,573.76           N/A                 N/A                 $22,750
Larry L. Pinnt           $2,573.76           N/A                 N/A                 $22,750
John W. Schneider        $2,573.76           N/A                 N/A                 $22,750



At April 3, 1998, the Trustees and officers of the Taxable Bond
Trust as a group owned less than 1% of the outstanding shares of each Bond Fund.

                      COMPENSATION TABLE FOR CURRENT TRUSTEES
                                (Managed Bond Trust)
                    For the Fiscal Year Ended December 31, 1997



                                                    Pension or                               Total
                                                    Retirement                               Compensation
                                                    Benefits            Estimated            from Registrant
                            Aggregate               Accrued as Part     Annual Benefits      and Fund
                            Compensation            of Fund             Upon                 Complex Paid
Trustee                     from Registrant         Expenses            Retirement           to Trustees
Boh A. Dickey               N/A                     N/A                 N/A                  N/A
Barbara Dingfield           $837.13                 N/A                 N/A                  $22,750
David F. Hill               N/A                     N/A                 N/A                  N/A
Richard W. Hubbard          $773.47                 N/A                 N/A                  $21,000
Richard E. Lundgren         $837.13                 N/A                 N/A                  $22,750
Larry L. Pinnt              $837.13                 N/A                 N/A                  $22,750
John W. Schneider           $837.13                 N/A                 N/A                  $22,750


At April 3, 1998, the Trustees and officers of the Managed Bond Trust owned less than 1% of the outstanding shares of the Managed Bond Fund.

                      COMPENSATION TABLE FOR CURRENT TRUSTEES
                              (Tax-Exempt Bond Trust)
                    For the Fiscal Year Ended December 31, 1997


                                                    Pension or                               Total
                                                    Retirement                               Compensation
                                                    Benefits            Estimated            from Registrant
                           Aggregate                Accrued as Part     Annual Benefits      and Fund
                           Compensation             of Fund             Upon                 Complex Paid
Trustee                    from Registrant          Expenses            Retirement           to Trustees
Boh A. Dickey              N/A                      N/A                 N/A                  N/A
Barbara Dingfield          $4,546.5                 N/A                 N/A                  $22,750
David F. Hill              N/A                      N/A                 N/A                  N/A
Richard W. Hubbard         $4,189                   N/A                 N/A                  $21,000
Richard E. Lundgren        $4,546.5                 N/A                 N/A                  $22,750
Larry L. Pinnt             $4,546.5                 N/A                 N/A                  $22,750
John W. Schneider          $4,546.5                 N/A                 N/A                  $22,750


At April 3, 1998, the Trustees and officers of the Tax-Exempt Bond Trust as a group owned less than 1% of the outstanding shares of each Tax-Exempt Bond Fund.

                      COMPENSATION TABLE FOR CURRENT TRUSTEES
                                (Money Market Trust)
                    For the Fiscal Year Ended December 31, 1997



                                                    Pension or                               Total
                                                    Retirement                               Compensation
                                                    Benefits            Estimated            from Registrant
                          Aggregate                 Accrued as Part     Annual Benefits      and Fund
                          Compensation              of Fund             Upon                 Complex Paid
Trustee                   from Registrant           Expenses            Retirement           to Trustees
Boh A. Dickey             N/A                       N/A                 N/A                  N/A
Barbara Dingfield         $1,818.88                 N/A                 N/A                  $22,750
David F. Hill             N/A                       N/A                 N/A                  N/A
Richard W. Hubbard        $1,675.47                 N/A                 N/A                  $21,000
Richard E. Lundgren       $1,818.88                 N/A                 N/A                  $22,750
Larry L. Pinnt            $1,818.88                 N/A                 N/A                  $22,750
John W. Schneider         $1,818.88                 N/A                 N/A                  $22,750



At April 3, 1998, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Money Market Fund.

Mr. Dickey and Mr. Hill are officers of various SAFECO companies and are not compensated by the Trusts. Similarly, the officers of the SAFECO Trusts receive no compensation for their service as officers.

Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of a Trust are compensated by that Trust.

INVESTMENT ADVISORY AND OTHER SERVICES

SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly-owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter of each Fund and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

SAM has a sub-advisory agreement with Bank of Ireland Asset Management (U.S.) Limited.

The Sub-Adviser has its headquarters at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Adviser is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm) that is located at 26 Fitzwilliam Place, Dublin, Ireland. The Sub-Advisor is an indirect, wholly owned subsidiary of Bank of Ireland (a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services), which is located at Lower Baggot Street, Dublin, Ireland.

The following individuals have the following positions and offices with the Trusts, SAM, SAFECO Securities and SAFECO Services:


                                                            SAFECO              SAFECO
Name                Trusts              SAM                 Securities          Services
----                ------              ---                 ----------          --------
B. A. Dickey        Chairman                                                    Director
                    Trustee


D. F. Hill          President           Senior Vice         President           President
                    Trustee             President           Director            Director
                                        Director            Secretary           Secretary


N. A. Fuller        Vice President      Vice President      Vice President      Vice President
                    Controller          Controller          Controller          Controller
                    Assistant           Secretary           Assistant           Assistant
                    Secretary           Treasurer           Secretary           Secretary
                                                            Treasurer           Treasurer


R.L. Spaulding      Vice President      Chairman            Director            Director
                    Treasurer           Director


S.C. Bauer                              President
                                        Director


D.H. Longhurst      Assistant           Assistant           Assistant           Assistant
                    Controller          Controller          Controller          Controller


S.D. Collier        Assistant           Assistant           Assistant           Assistant
                    Secretary           Secretary           Secretary           Secretary


Mr. Dickey is President, Chief Operating Officer and a Director of SAFECO Corporation and Mr. Spaulding is a Treasurer and Vice President of SAFECO Corporation. Messrs. Dickey and Spaulding are also Directors of other SAFECO Corporation subsidiaries.

In connection with its investment advisory contract with each Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of each Trust and each Fund, which includes furnishing office facilities, books, records and personnel to manage each Trust's and each Fund's affairs and paying certain expenses.

The Trust Instrument of each Trust provides that each Trust will indemnify its Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trusts, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement, by a majority of a quorum of Trustees who are neither interested persons of the Trust nor are parties to the proceeding, based upon a review of readily available facts (rather than a trial-type inquiry), or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

SAM also serves as the investment adviser for other investment companies in addition to the Funds. Several of these investment companies have investment objectives similar to those of certain Funds. It is therefore possible that the same securities will be purchased for both a Fund and another investment company advised by SAM. When two or more Funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the officers of the Funds involved to be equitable to each Fund. It is expected that the opportunity to participate in volume transactions will produce better executions and prices for a Fund, generally. In some cases, the price of a security allocated to one Fund may be higher or lower than the price of a security allocated to another Fund.

For the services and facilities furnished by SAM, each Fund has agreed to pay an annual fee computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the break points and applies only to those assets that fall within the specified range. Each Fund bears all expenses of its operations not specifically assumed by SAM.

GROWTH, EQUITY AND INCOME FUNDS

NET ASSETS                                  ANNUAL FEE
     $0 - $100,000,000                      .75 of 1%
     $100,000,001 - $250,000,000            .65 of 1%
     $250,000,001 - $500,000,000            .55 of 1%
     Over $500,000,000                      .45 of 1%

NORTHWEST FUND

NET ASSETS                                  ANNUAL FEE
     $0 - $250,000,000                      .75 of 1%


     $250,000,001 - $500,000,000            .65 of 1%
     $500,000,001 - $750,000,000            .55 of 1%
     Over $750,000,000                      .45 of 1%

BALANCED AND VALUE FUNDS

NET ASSETS                                  ANNUAL FEE
     $0 - $250,000,000                      .75 of 1%
     $250,000,001 - $500,000,000            .65 of 1%
     Over $500,000,000                      .55 of 1%

INTERNATIONAL FUND

NET ASSETS                                  ANNUAL FEE
     $0 - $250,000,000                      1.10 of 1%
     $250,000,001 - $500,000,000            1.00 of 1%
     Over $500,000,000                       .90 of 1%


         Under the sub-advisory agreement between SAM and the Sub-Adviser, the Sub-Adviser is responsible for providing investment research and advice used to manage the investment portfolio of the International Fund. In return, SAM (and not the International Fund) pays the Sub-Adviser a fee in accordance with the schedule below:


          NET ASSETS                                  ANNUAL FEE
              $0 - $50,000,000                       .60 of 1%
              $50,000,001 - $100,000,000             .50 of 1%
              Over $100,000,000                      .40 of 1%

SMALL COMPANY FUND

NET ASSETS                                  ANNUAL FEE
$0 - $250,000,000                           .85 of 1%
$250,000,001 - $500,000,000                 .75 of 1%
Over $500,000,000                           .65 of 1%

INTERMEDIATE TREASURY FUND

NET ASSETS                                  ANNUAL FEE
$0 - $250,000,000                           .55 of 1%
$250,000,001 - $500,000,000                 .45 of 1%
$500,000, 001 - $750,000,000                .35 of 1%
Over $750,000,000                           .25 of 1%

HIGH-YIELD BOND FUND

NET ASSETS                                  ANNUAL FEE
$0 - $250,000,000                           .65 of 1%
$250,000,001 - $500,000,000                 .55 of 1%
$500,000, 001 - $750,000,000                .45 of 1%
Over $750,000,000                           .35 of 1%

MANAGED BOND FUND

NET ASSETS                                  ANNUAL FEE
$0 - $100,000,000                           .50 of 1%
$100,000, 001 - $250,000,000                .40 of 1%
Over $250,000,000                           .35 of 1%

MUNICIPAL AND CALIFORNIA FUNDS

NET ASSETS                                  ANNUAL FEE
$0 - $100,000,000                           .55 of 1%
$100,000,001 - $250,000,000                 .45 of 1%
$250,000,001 - $500,000,000                 .35 of 1%
Over $500,000,000                           .25 of 1%

WASHINGTON FUND

NET ASSETS                                  ANNUAL FEE
$0 - $250,000,000                           .65 of 1%
$250,000,001 - $500,000,000                 .55 of 1%
$500,000,001 - $750,000,000                 .45 of 1%
Over $750,000,000                           .35 of 1%

MONEY FUND

NET ASSETS                                  ANNUAL FEE
$0 - $250,000,000                           .5 of 1%
$250,000,001 - $500,000,000                 .4 of 1%
$500,000,001 - $750,000,000                 .3 of 1%
Over $750,000,000                           .25 of 1%


The following table states the total amounts of compensation paid by the Growth, Equity, Income, and Northwest Funds to SAM for the year ended December 31, 1997, the period ended December 31, 1996, and the past two fiscal years.

                         Fiscal Year or Period Ended
                         ---------------------------


                                             Three Month
                                             Period Ended
                         December            December 31,        September 30,       September 30,
                         31, 1997            1996                1996                1995
                         --------            ----                ----                ----
Growth Fund              $2,120,000          $  327,000          $1,260,000          $1,107,000
Equity Fund              $6,481,000          $1,131,000          $3,752,000          $3,151,000
Income Fund              $2,285,000          $  469,000          $1,597,000          $1,348,000
Northwest Fund           $  416,000          $   80,000          $  305,000          $  269,000


The following table states the total amounts of compensation paid by the Balanced, International, and Small Company Funds to SAM for the year ended December 31, 1997, the period ended December 31, 1996, and the period from January 31, 1996 (initial public offering) to September 30, 1996.

                            Fiscal Year or Period Ended
                            ---------------------------


                                                                              Period from
                                                                              January 31,
                                                     Three Month              1996 (Initial
                                                     Period Ended             Public Offering) to
                           December 31, 1997         December 31, 1996        September 30, 1996
                           -----------------         -----------------        -------------------
Balanced Fund              $ 87,000                  $15,000                  $32,000
International Fund         $153,000                  $28,000                  $53,000
Small Company Fund         $151,000                  $27,000                  $51,000

The total amount of compensation paid by the Value Fund to SAM for the period from April 30, 1997 (initial public offering) to December 31, 1997 was $43,000.


The following table states the total amounts of compensation paid by each Bond Fund to SAM for the year ended December 31, 1997, the period ended December 31, 1996, and the past two fiscal years.

                            Fiscal Year or Period Ended
                            ---------------------------


                                                Three Month
                                                Period Ended
                           December             December 31,       September 30,       September 30,
                           31, 1997             1996               1996                1995
                           --------             ----               ----                ----
Intermediate               $ 85,000             $21,000            $ 78,000            $ 71,000
Treasury Fund

High-Yield Bond            $386,000             $82,000            $255,000            $206,000
Fund

The following table states the total amounts of compensation paid by the Managed Bond Fund to SAM for the past three years.


                                 Fiscal Year Ended
                                 -----------------

                            December 31, 1997   December 31, 1996   December 31, 1995
                            -----------------   -----------------   -----------------
Managed
Bond Fund                   $23,000             $21,000             $23,000


The following table states the total amounts of compensation paid by each Tax-Exempt Bond Fund to SAM for the year ended December 31, 1997, the period ended December 31, 1996, and the past two fiscal years.


                            Fiscal Year or Period Ended
                            ---------------------------


                                             Nine Month
                                             Period Ended
                         December 31,        December 31,        March 31,           March 31,
                         1997                1996                1996                1995
                         ----                ----                ----                ----
Municipal Fund           $2,041,000          $1,533,000          $2,021,000          $2,011,000


California Fund          $  424,000          $  290,000          $  366,000          $  364,000

Washington Fund          $   49,000          $   32,000          $   39,000          $   31,000



The following table states the total amounts of compensation paid by the Money Market Fund to SAM for the year ended December 31, 1997, the period ended December 31, 1996, and the past two fiscal years:


                            Fiscal Year or Period Ended
                            ---------------------------


                                               Nine Month
                                               Period Ended
                           December 31,        December 31,        March 31,           March 31,
                           1997                1996                1996                1995
                           ----                ----                ----                ----
Money Fund                 $865,000            $630,000            $864,914            $840,727


DISTRIBUTION ARRANGEMENTS. SAFECO Securities is the principal underwriter for each Fund and distributes the Class A and Class B shares of each Fund under Distribution Agreements with each Trust that require SAFECO Securities to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the Funds are offered continuously.

Under separate plans of distribution pertaining to the Class A and Class B shares of each Fund adopted by each Trust in the manner prescribed under Rule 12b-1 under the 1940 Act (each a "Plan"), the Class A and Class B shares pay fees described in the Prospectus.

Among other things, each Plan provides that (1) SAFECO Securities will submit to each Trust's Board of Trustees at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect so long as it is approved at least annually and any material amendment thereto is approved, by each Trust's Board of Trustees, including those Trustees who are not "interested persons" of the Trusts and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at the meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding voting securities of the relevant class of that Fund and (4) while the Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Trusts shall be committed to the discretion of the Trustees who are not "interested persons" of the Trusts.

In reporting amounts expended under the Plans to each Trust's Board of Trustees, SAFECO Securities will allocate expenses attributable to the sale of Class A and Class B shares to such Class A or Class B based on the ratio of sales of shares of such class to the sales of all Class A and Class B shares. Expenses attributable to a specific class will be allocated to that class.

In approving the adoption of each Plan, each Trust's Board of Trustees determined that the adoption was in the best interests of the Funds' shareholders.

In the event that a Plan is terminated or not continued with respect to the Class A or Class B shares of any Fund, (i) no fees would be owed by a Fund to SAFECO Securities with respect to that class, and (ii) the Fund would not be obligated to pay SAFECO Securities for any amounts expended under the Plan not previously recovered by SAFECO Securities.

The Plans comply with rules of the National Association of Securities Dealers, Inc. which limit the annual asset-based sales charges and service fees that a mutual fund may impose on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of that class, plus interest at the prime rate plus 1% per annum.

CUSTODIAN. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02170, is the custodian of the securities, cash and other assets of each Fund (except the International Fund) under agreements with each Trust. Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York, is the custodian of the securities, cash and other assets of the International Fund. Chase Manhattan Bank, N.A. has entered into sub-custodian agreements with several foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

INDEPENDENT AUDITOR. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, is the independent auditor of each Fund's financial statements.

TRANSFER AGENT. SAFECO Services, SAFECO Plaza, Seattle, Washington 98185, is the transfer, dividend and distribution disbursement and shareholder servicing agent for the Class A and Class B shares of each Fund under an agreement with each Trust. SAFECO Services provides, or through subcontracts makes provision for, all required transfer agent activity, including maintenance of records of each Fund's Class A and Class B shareholders, records of transactions involving each Fund's Class A and Class B shares, and the compilation, distribution, or reinvestment of income dividends or capital gains distributions.

SAFECO Services is paid a fee for these services equal to $28.00 per Stock Fund shareholder account; $32.00 per Bond Fund, Tax-Exempt Bond Fund and Managed Bond Fund shareholder account; and $34.00 per Money Market Fund shareholder account, but not to exceed .30% of each Fund's average net assets.

The following table shows the fees paid by the Growth, Equity, Income and Northwest Funds to SAFECO Services during the year ended December 31, 1997, the period ended December 31, 1996, and the past two fiscal years:

                            Fiscal Year or Period Ended
                            ---------------------------


                                              Three Month
                                              Period Ended
                         December 31,         December 31,       September 30,       September 30,
                         1997                 1996               1996*               1995*
                         ----                 ----               -----               -----
Growth Fund              $  517,000           $  99,000          $  384,000          $  305,000
Equity Fund              $2,320,000           $ 378,000          $1,203,000          $1,018,000
Income Fund              $  583,000           $ 123,000          $  359,000          $  298,000
Northwest Fund           $  145,000           $  32,000          $  105,000          $   97,000



* The fees paid to SAFECO Services reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.

The following table shows the fees paid by the Balanced, International and Small Company Funds to SAFECO Services during the year ended December 31, 1997, the period ended December 31, 1996 and the period from January 31, 1996 (initial public offering) to September 30, 1996:


                            Fiscal Year or Period Ended
                            ---------------------------


                                                                         Period from January
                                                 Three Month Period      31, 1996 (Initial Public
                            December 31,         Ended December 31,      Offering) to September
                            1997                 1996                    30, 1996*
                            ----                 ----                    ---------
Balanced Fund               $23,000              $2,000                  $ 4,000

International               $34,000              $2,000                  $ 9,000
Fund

Small Company               $50,000              $8,000                  $13,000
Fund



* The fees paid to SAFECO Services reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.

The total amount of fees paid by the Value Fund to SAFECO Services for the period from April 30, 1997 (initial public offering) to December 31, 1997 was $5,000.


The following table shows the fees paid by each Bond Fund to SAFECO Services during the year ended December 31, 1997, the period ended December 31, 1996, and the past two fiscal years:

                            Fiscal Year or Period Ended
                            ---------------------------


                                                Three Month
                                                Period Ended
                            December 31,        December 31,      September 30,       September 30,
                            1997                1996              1996*               1995*
                            ----                ----              -----               -----
Intermediate                $31,000             $ 6,000           $  39,000           $  33,000
Treasury Fund

High-Yield Bond             $86,000             $17,000           $  90,000           $  78,000
Fund



* The fees paid to SAFECO Services reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.

The following table shows the fees paid by the Managed Bond Fund to SAFECO Services for the years ended December 31, 1997, December 31, 1996 and December 31, 1995:


                                 Fiscal Year Ended
                                 -----------------


                             December 31, 1997      December 31, 1996*      December 31, 1995*
                             -----------------      ------------------      ------------------
Managed Bond
Fund                         $1,000                 $15                     $309


* The fees paid to SAFECO Services reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.

The following table shows the fees paid by each Tax-Exempt Bond Fund to SAFECO Services for the year ended December 31, 1997, the period ended December 31, 1996, and the past two fiscal years:


                            Fiscal Year or Period Ended
                            ---------------------------


                                              Nine Month
                                              Period Ended
                           December 31,       December            March 31,           March 31,
                           1997               31, 1996*           1996*               1995*
                           ----               ---------           -----               -----
Municipal Fund             $327,000           $ 300,000           $ 511,000           $ 532,000
California Fund            $ 60,000           $  48,000           $  69,000           $  69,000
Washington Fund            $  3,000           $   2,000           $   3,000           $   3,000

*Figures reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.

The following table shows the fees paid by the Money Market Fund to SAFECO Services for the year ended December 31, 1997, the period ended December 31, 1996, and the past two fiscal years:


                                Year or Period Ended
                                ---------------------


                                               Nine Month
                                               Period Ended
                           December 31,        December 31,        March 31,           March 31,
                           1997                1996*               1996*               1995*
                           ----                -----               -----               -----
Money Fund                 $414,000            $325,000            $424,260            $385,495


* Figures reflect fees of $3.10 per shareholder transaction until July, 1996 when the new fee schedule went into effect.

BROKERAGE PRACTICES

Brokers typically charge commissions or mark-ups/mark-downs to effect securities transactions. The Funds may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. Brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchange of those countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

SAM determines the broker/dealers through whom securities transactions for the Funds are executed. SAM may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker/dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services come in the form of written reports, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office.

Research services are used in advising all accounts, including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM in connection with the specific account that paid commissions to the broker/dealer providing such services. SAM does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically. Such evaluation includes review of what competing broker/dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

The following table states the total amount of brokerage expenses for the Growth, Equity, Income and Northwest Funds for the year ended December 31, 1997, the period ended December 31, 1996, and the past two fiscal years:


                             Fiscal Year or Period Ended
                             ---------------------------

                                 Three Month
                                 Period Ended
                  December 31,   December 31,    September 30,    September 30,
                      1997           1996            1996             1995
                      ----           ----            ----             ----
Growth Fund      $    817,674    $     63,500    $    518,092     $    489,983
Equity Fund      $  1,180,261    $    278,203    $  1,224,644     $  1,082,137
Income Fund      $    341,428    $     42,827    $    286,999     $    159,717
Northwest        $     63,531    $     25,566    $     13,599     $      6,536


The following table states the total amount of brokerage expenses for the Balanced, International and Small Company Funds for the year ended December 31, 1997, the period ended December 31, 1996, and the period from January 31, 1996 (initial public offering) to September 30, 1996:


                             Fiscal Year or Period Ended
                             ---------------------------

                                                         Period from January
                                  Three Month Period      31, 1996 (Initial
                December 31,      Ended December 31,     Public Offering) to
                   1997                 1996             September 30, 1996
                   ----                 ----             ------------------
Balanced Fund   $    9,913          $      1,548           $       5,911
International   $   16,054          $      5,311           $      22,468
Fund
Small Company   $   24,815          $      4,615           $      16,752
Fund

The total amount of brokerage expenses for the Value Fund for the period from April 30, 1997 (initial public offering) to December 31, 1997 was $10,224.


REDEMPTION IN KIND


If a Trust concludes that cash payment upon redemption to a shareholder would be prejudicial to the best interest of the other shareholders of a Fund, a portion of the payment may be made in kind. Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund must redeem shares tendered by a shareholder of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of the Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.


FINANCIAL STATEMENTS


STOCK FUNDS

The following financial statements of the Stock Funds (other than the Value
Fund) and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Common Stock Trust's Annual Report for the year ended December 31, 1997.


  Portfolio of Investments as of December 31, 1997
  Statement of Assets and Liabilities as of December 31, 1997
  Statement of Operations for the Year Ended December 31, 1997
  Statement of Changes in Net Assets for the Year Ended December 31, 1997, the
   Three-Month Period Ended December 31, 1996 and the Year Ended September 30, 1996
  Notes to Financial Statements


The following financial statements of the Value Fund and the report thereon of Ernst and Young LLP, independent auditors, are incorporated herein by reference to the Common Stock Trust's Annual Report for the year ended December 31, 1997.


Portfolio of Investments as of December 31, 1997
Statement of Assets and Liabilities as of December 31, 1997
Statement of Operations for the Period from April 30, 1997 (initial public offering)  to December 31, 1997
Statement of Changes in Net Assets for the Period from April 30, 1997 (initial public offering) to December 31, 1997
Notes to Financial Statements


BOND FUNDS

The following financial statements of the Bond Funds and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Taxable Bond Trust's Annual Report for the year ended December 31, 1997.


  Portfolio of Investments as of December 31, 1997
  Statement of Assets and Liabilities as of December 31, 1997
  Statement of Operations for the Year Ended December 31, 1997
  Statement of Changes in Net Assets for the Year Ended December 31, 1997, the
    Three-Month Period Ended December 31, 1996 and the Year Ended September 30, 1996
  Notes to Financial Statements

MANAGED BOND FUND

The following financial statements of the Managed Bond Fund and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Managed Bond Trust's Annual Report for the year ended December 31, 1997:


  Portfolio of Investments as of December 31, 1997
  Statement of Assets and Liabilities as of December 31, 1997
  Statement of Operations for the Year Ended December 31, 1997
  Statement of Changes in Net Assets for the Years ended December 31, 1997 and
     December 31, 1996.
  Notes to Financial Statements

TAX-EXEMPT BOND FUNDS

The following financial statements of the Tax-Exempt Bond Funds and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Tax-Exempt Bond Trust's Annual Report for the year ended December 31, 1997:


  Portfolio of Investments as of December 31, 1997
  Statement of Assets and Liabilities as of December 31, 1997
  Statement of Operations for the Year Ended December 31, 1997
  Statement of Changes in Net Assets for the Year Ended December 31, 1997 and
     the Nine-Month Period Ended December 31, 1996
  Notes to Financial Statements

MONEY MARKET FUND

The following financial statements of the Money Market Fund and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Money Market Trust's Annual Report for the year ended December 31, 1997:


  Portfolio of Investments as of December 31, 1997

  Statement of Assets and Liabilities as of December 31, 1997
  Statement of Operations for the Year ended December 31, 1997
  Statement of Changes in Net Assets for the Year Ended December 31, 1997 and
     the Nine-Month Period Ended December 31, 1996
  Notes to Financial Statements


Copies of each Trust's Advisor Class Annual Report accompany this Statement of Additional Information. Additional copies may be obtained by calling SAFECO Services at 1-800-463-8791 nationwide or by writing to the address on the first page of this Statement of Additional Information.


DESCRIPTION OF RATINGS


Ratings by Moody's and S&P represent opinions of those organizations as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

COMMERCIAL PAPER RATINGS

     MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

Prime-1 -- Issuers (or supporting institutions) rated Prime-1 ("P-1") have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

  -  Leading market positions in well-established industries.
  -  High rates of return on funds employed.
  - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 -- Issuers (or supporting institutions) rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     S&P

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

PREFERRED STOCK RATINGS

Generally, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends. A preferred stock rating differs from a bond rating since it is assigned to an equity issue which is different from, and subordinate to, a debt issue.

     MOODY'S

aaa -- An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa -- An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a -- An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa -- An issue which is rated "baa" is considered to be an upper-medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba -- An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b -- An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa -- An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca -- An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     S&P

AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA -- A preferred stock issue rated "AA" also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A -- An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB, B, CCC -- Preferred stock rated "BB," "B" and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC -- The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C -- A preferred stock rated "C" is a nonpaying issue.

D -- A preferred stock rated "D" is a nonpaying issue with the issuer in default on debt instruments.

N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-) To provide more detailed indications of preferred stock quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

BOND RATINGS

MOODY'S

Investment Grade :

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Below Investment Grade:

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds of this class.

B -- Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P

Investment Grade:

AAA -- Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Below Investment Grade:

BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

C1 -- The rating "C1" is reserved for income bonds on which no interest is being paid.

D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PLUS (+) OR MINUS (-): The ratings may be modified from "AA" to "CCC" by the addition of a plus or minus sign to show relative standing within the major rating categories.

MUNICIPAL NOTES AND OTHER SHORT-TERM OBLIGATION RATINGS

MOODY'S

Moody's rates municipal notes and other short-term obligations using Moody's Investment Grade ("MIG").

MIG-1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2-- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3-- This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P

Ratings for municipal notes and other short-term obligations are designated by S&P's note rating. S&P's note rating reflects the liquidity concerns and market-access risk unique to notes. Notes due in three years or less will likely receive a note rating.

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.




GMF ----

                              SAFECO MANAGED BOND TRUST

                                        PART C
                                  OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a)  Financial Statements:
     Part A

     None

     Part B

The following financial statements for each series of the Registrant for the year ended December 31, 1997 including the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference in Part B of this Registration Statement.

     Portfolio of Investments as of December 31, 1997
     Statement of Assets and Liabilities as of December 31, 1997
     Statement of Operations for the Year Ended December 31, 1997
     Statements of Changes in Net Assets for the Years Ended December 31, 1997
         and December 31, 1996
     Notes to Financial Statements

The following financial statements of the Taxable Bond Trust for the year ended December 31, 1997 including the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference in Part B of this Registration Statement.

     Portfolio of Investments as of December 31, 1997
     Statement of Assets and Liabilities as of December 31, 1997
     Statement of Operations for the Year Ended December 31, 1997
     Statement of Changes in Net Assets for the Year Ended
         December 31, 1997, the Three-Month Period Ended
         December 31, 1996 and the Year Ended September 30, 1996
     Notes to Financial Statements

The following financial statements of the Tax-Exempt Bond Trust for the year ended December 31, 1997 including the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference in Part B of this Registration Statement.

     Portfolio of Investments as of December 31, 1997
     Statement of Assets and Liabilities as of December 31, 1997 Statement of Operations for the Year Ended December 31, 1997 Statement of Changes in Net Assets for the Year Ended December
         31, 1997 and the Nine-Month Period Ended December 31, 1996 Notes to Financial Statements

The following financial statements of the Common Stock Trust (other than the Value Fund)for the year ended December 31, 1997 including the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference in Part B of this Registration Statement.

     Portfolio of Investments as of December 31, 1997
     Statement of Assets and Liabilities as of December 31, 1997
     Statement of Operations for the Year Ended December 31, 1997
     Statement of Changes in Net Assets for the Year Ended
     December 31, 1997, the Three-Month Period Ended December
         31, 1996 and the Year Ended September 30, 1996
     Notes to Financial Statements

The following financial statements of the Value Fund for the year ended December 31, 1997 including the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference in Part B of this Registration Statement.

     Portfolio of Investments as of December 31, 1997
     Statement of Assets and Liabilities as of December 31, 1997
     Statement of Operations for the Period from April 30, 1997
     (initial public offering) to December 31, 1997
     Statement of Changes in Net Assets for the Period from April 30, 1997 (initial public offering) to December 31, 1997
     Notes to Financial Statements

The following financial statements of the Money Market Trust for the year ended December 31, 1997 including the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference in Part B of this Registration Statement.

     Portfolio of Investments as of December 31, 1997
     Statement of Assets and Liabilities as of December 31, 1997 Statement of Operations for the Year ended December 31, 1997 Statement of Changes in Net Assets for the Year Ended December 31, 1997 and the Nine-Month Period Ended December 31, 1996 Notes to Financial Statements

(b)  Exhibits:

[*]Exhibit
Number    Description of Document                           Page
------    -----------------------                           ----

(27.1)    Financial Data Schedules                          (filed herewith)

(1)       Trust Instrument/Certificate of Trust             *
          Amendment to Certificate of Trust                 *****

(2)       Bylaws                                            *

(3)       Inapplicable

(4)       Form of Stock Certificate                         *****

(5)       Investment Advisory and Management Contract       *

(6)       Form of Distribution Agreement                    ****
          Form of Selling Dealer Agreement                  ****

(7)       Inapplicable


(8)       Form of Custody Agreement with State Street       *****
          Bank

          Form of Amendment to Custody Agreement
          with State Street Bank and Trust Company          ++

(9)       Form of Transfer Agent Agreement                  ****

(10)      Opinion and Consent of Counsel                    (filed herewith)


(11)      Consent of Independent Auditors                   (filed herewith)

(12)      Registrant's Annual Report for the Year           +
          Ended December 31, 1997, including
          Financial Statements

          Annual Report for SAFECO Taxable Bond Trust for   +
          the Year Ended December 31, 1997, including
          Financial Statements

          Annual Report for SAFECO Money Market Trust for   +
          the Year Ended December 31, 1997, including
          Financial Statements

          Annual Report for SAFECO Common Stock Trust for   +
          the Year Ended December 31, 1997 Including
          Financial Statements

          Annual Report for SAFECO Tax-Exempt Bond Trust    +
          for the Year Ended December 31, 1997,
          Including Financial Statements

(13)      Stock Purchase Agreement                          *
          Additional Share Purchase Agreement               *

(14)      Prototype 401(k)/Profit Sharing Plan              **

(15)      Rule 12b-1 Plan (Advisor Class A)                 ****
          Rule 12b-1 Plan (Advisor Class B)                 ****

(16)      Calculation of Performance Information-           ***
               No-Load Class
          Calculation of Performance Information-           ****

               Advisor Class A
          Calculation of Performance Information-           ****
               Advisor Class B

(17)      See Exhibit 27.1                                  (filed herewith)

(18)      Rule 18f-3 Plan                                   ****

* Filed as an exhibit to Post-Effective Amendment No. 3 filed with the SEC on April 28, 1995.

** Filed as an exhibit to Post-Effective Amendment No. 8 of SAFECO Common Stock Trust filed with the SEC on November 17, 1995.

*** Filed as an exhibit to Post-Effective Amendment No. 4 filed with the SEC on April 29, 1996.

**** Filed as an exhibit to Post-Effective Amendment No. 5 filed with the SEC on July 31, 1996.

***** Filed as an exhibit to Post-Effective Amendment No. 7 filed with the SEC on April 30, 1997.

+ Annual Reports for the Advisor Classes and the No-Load Class of the Registrant , SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Money Market Trust and SAFECO Tax-Exempt Bond Trust were filed with the SEC on or about February 25, 1998.

++ Filed as an exhibit to Post-Effective Amendment No. 8. filed with the SEC on February 26, 1998


Item 25. Persons Controlled By or Under Common Control With Registrant

SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO Mutual Funds. The SAFECO Mutual Funds consist of six Delaware business trusts: SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust (formerly SAFECO Institutional Series Trust) and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of eight mutual funds: SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund and SAFECO U.S. Value Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of five mutual funds: SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund and SAFECO Washington State Municipal Bond Fund. The SAFECO Money Market Fund consists of two mutual funds:
SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Managed Bond Trust consists of one mutual fund: Managed Bond Fund (formerly Fixed-Income Portfolio). The SAFECO Resource Series Trust consists of six mutual funds: Equity Portfolio, Growth Portfolio, Northwest Portfolio, Small Company Stock Portfolio, Bond Portfolio and Money Market Portfolio.

SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company , SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation and SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and Market Square Holding, Inc., a Minnesota corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, and WM Life Insurance Company, an Arizona corporation. WM Life Insurance Company owns 100% of Empire Life Insurance Company, a Washington corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation, Goldware & Taylor Insurance Service, a California corporation and SAFECO Select Insurance Services, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of PNMR Securities, Inc., a Washington corporation and Talbot Insurance Agency, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., S.C. Arkansas, Inc., S.C. Bellevue/Lynn, S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Everett/Lynn, S.C. Lynden, Inc., S.C. Lynden/Lynn, S.C. Marysville, Inc., S.C. Northgate, Inc., S.C. Northgate/LR1, L.L.C., S.C. Vancouver, Inc., S.C. Vancouver/Lynn (Joint Venture), SAFECARE S.C. Bakersfield, Inc. and SAFECARE S.C. Bakersfield/Lynn Limited Partnership. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, and S.C. River Oaks, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: C-W Properties, Inc., Gem State Investors, Inc., Kitsap Mall, Inc., WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation: Washington Square, Inc. and Winmar Pacific, Inc.

SAFECO Corporation, a Washington corporation, owns 100% of American States Financial

Corporation, an Indiana corporation. American States Financial Corporation owns 100% of American States Insurance Company, an Indiana corporation. American States Insurance Company owns 100% of the following Indiana corporations:
American Economy Insurance Company, American States Preferred Insurance Company, American States Life Insurance company, and City Insurance Agency, Inc. American States Insurance Company owns 100% of Insurance Company of Illinois, an Illinois corporation, and American States Lloyds Insurance Company, a Texas corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation.

Item 26. Number of Holders of Securities

At February 3, 1998, Registrant had the following number of shareholders:

                                                   NUMBER OF
    TITLE OF CLASS                           SHAREHOLDERS OF RECORD
    --------------                           ----------------------
 SAFECO MANAGED BOND FUND

 No-Load Class                                        34

 Advisor Class A                                       2

 Advisor Class B                                       7

Item 27. Indemnification

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgements, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry); or
(c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such a trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.

In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

Under an agreement with its transfer agent ("Transfer Agent Agreement"), Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance under the Transfer Agent Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 28. Business and Other Connections of Investment Adviser

The investment adviser to Registrant, SAM, serves as an adviser to: (a) twenty-five series (portfolios) of six registered investment companies, including six series of an investment company that serves as an investment vehicle for variable insurance products and (b) a number of pension funds not affiliated with SAFECO Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with SAFECO Corporation or its affiliates. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

Item 29. Principal Underwriter

(a) SAFECO Securities, Inc., the principal underwriter for Registrant, also acts as the principal underwriter for each class of each series of the SAFECO Common Stock Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust and SAFECO Resource Series Trust. In addition, SAFECO Securities, Inc. is the principal underwriter for the sale of variable annuity contracts (SAFECO Resource Variable Account B and SAFECO Separate Account C) and variable universal life insurance policies (SAFECO Separate Account SL) issued by SAFECO Life Insurance Company, and variable annuity contracts (SAFECO Separate Account S) issued by First SAFECO National Life Insurance

     Company of New York.

(b) The information set forth under "Investment Advisory and Other Services" in the Statement of Additional Information is incorporated by reference.

Item 30. Location of Accounts and Records

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02170 maintains physical possession of the accounts, books and documents of the Registrant relating to its activities as custodian of the Registrant. SAFECO Asset Management Company, Two Union Square, Seattle, Washington 98101, maintains physical possession of all other accounts, books or documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

Inapplicable.

Item 32. Undertakings

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington on the 22nd day of April, 1998.


                              SAFECO MANAGED BOND TRUST


                              By /s/ David F. Hill
                                --------------------------------
                                   David F. Hill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     Name                             Title                          Date

/s/ David F. Hill++              President and Trustee              4/22/98
--------------------------       Principal Executive Officer
 David F. Hill

RONALD L. SPAULDING*             Vice President                     4/22/98
--------------------------       Treasurer
Ronald L. Spaulding

NEAL A. FULLER*                  Vice President, Controller         4/22/98
--------------------------       and Assistant Secretary
Neal A. Fuller

/s/ Boh A. Dickey++              Chairman and Trustee               4/22/98
--------------------------
Boh A. Dickey

BARBARA J. DINGFIELD*            Trustee                            4/22/98
--------------------------
Barbara J. Dingfield

RICHARD W. HUBBARD*              Trustee                            4/22/98
--------------------------
Richard W. Hubbard

RICHARD E. LUNDGREN*             Trustee                            4/22/98
--------------------------
Richard E. Lundgren

LARRY L. PINNT*                  Trustee                            4/22/98
--------------------------
Larry L. Pinnt

JOHN W. SCHNEIDER*               Trustee                            4/22/98
--------------------------
John W. Schneider


                                        *By:  /s/ Boh A. Dickey
                                             Boh A. Dickey
                                             Attorney-in-Fact


                                        *By:  /s/ David F. Hill
                                             -----------------------
                                             David F. Hill
                                             Attorney-in-Fact


++   Trustees who are interested persons as defined by the 1940 Act.

                                             Registration Nos. 33-47859/811-6667
================================================================================
                                       EXHIBITS

                                          to

                                      FORM N-1A

                                REGISTRATION STATEMENT
                            POST-EFFECTIVE AMENDMENT NO. 9

                                        Under

                              The Securities Act of 1933

                                         and

                                   AMENDMENT NO. 12

                                        Under

                          The Investment Company Act of 1940
================================================================================

                              SAFECO Managed Bond Trust
                  (Exact Name of Registrant as Specified in Charter)

                                     SAFECO Plaza
                              Seattle, Washington 98185
                       (Address of Principal Executive Offices)

                                     206-545-5180
                 (Registrant's Telephone Number, including Area Code)

================================================================================

                              SAFECO MANAGED BOND TRUST

                                      Form N-1A

                            Post-Effective Amendment No. 9

                                    Exhibit Index

Exhibit
Number    Description of Document                                     Page
-------   -----------------------                                     ----

(27.1)    Financial Data Schedules



(99.10)   Opinion and Consent of Counsel

(99.11)   Consent of Independent Auditors

(99.12)   Registrant's Annual Report for Year Ended
          December 31, 1997+ including Financial
          Statements







+ Registrant's Annual Report was filed with the SEC on or about February 25, 1998 and is hereby incorporated by reference.